UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.     Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)

Semi-Annual Report
April 30, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	5
Global X Copper Miners ETF	10
Global X Uranium ETF	14
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	29
Disclosure of Fund Expenses	44
Approval of Investment Advisory Agreement	46
Supplemental Information	51

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website https://www.sec.gov.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Silver Miners ETF

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 0.4%
Materials — 0.4%
Kingsgate Consolidated * (A)	404,128	$263,783
Silver Mines * (A)	21,860,806	4,052,738
TOTAL AUSTRALIA		4,316,521
BOSNIA AND HERZEGOVINA— 0.7%
Materials — 0.7%
Adriatic Metals, Cl CDI * (A)	4,344,661	7,853,131
BRAZIL— 23.1%
Materials — 23.1%
Wheaton Precious Metals	6,566,917	271,345,010
CANADA— 37.1%
Industrials — 0.6%
Alexco Resource * (A)	2,823,603	7,736,672
Materials — 36.5%
AbraSilver Resource *	5,960,551	3,294,728
Aftermath Silver * (A)	2,168,067	1,198,411
Almaden Minerals * (A)	2,480,739	1,435,604
Americas Gold & Silver * (A)	2,587,585	5,573,972
Aurcana Silver * (A)	3,772,507	2,361,267

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Aya Gold & Silver *	1,464,636	$8,988,784
Bear Creek Mining * (A)	1,668,149	2,698,436
Discovery Silver * (A)	4,780,351	8,626,548
Endeavour Silver *	3,305,238	17,451,657
Excellon Resources * (A)	253,524	680,076
First Majestic Silver (A)	3,537,518	53,542,989
Fortuna Silver Mines * (A)	3,804,952	22,887,859
GoGold Resources *	5,116,795	10,772,638
Great Panther Mining *	7,307,322	5,647,098
IMPACT Silver *	2,726,373	1,462,694
Kootenay Silver * (A)	1,617,336	361,541
MAG Silver * (A)	1,762,717	30,319,535
McEwen Mining * (A)	7,797,302	9,356,762
New Pacific Metals * (A)	1,697,283	8,664,394
Pan American Silver	4,011,682	127,651,721
Prime Mining * (A)	1,209,285	3,057,126
Silver One Resources * (A)	3,547,831	2,018,763
Silvercorp Metals	3,533,671	18,555,938
SilverCrest Metals *	2,891,693	25,033,759
SSR Mining *	3,613,276	57,306,557
Whitehorse Gold * (A)	106,031	134,457
		429,083,314
TOTAL CANADA		436,819,986
MEXICO— 6.6%
Materials — 6.6%
Fresnillo	3,869,596	44,125,374
Industrias Penoles *	2,601,970	33,645,241
TOTAL MEXICO		77,770,615

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU— 6.3%
Materials — 6.3%
Cia de Minas Buenaventura ADR *	4,894,418	$47,573,743
Hochschild Mining	6,612,890	17,011,533
Volcan Cia Minera SAA *	48,654,094	9,627,611
TOTAL PERU		74,212,887
RUSSIA— 11.6%
Materials — 11.6%
Polymetal International	6,567,938	135,994,673
SOUTH KOREA— 5.3%
Materials — 5.3%
Korea Zinc	155,435	62,322,120
UNITED STATES— 8.9%
Materials — 8.9%
Coeur d’Alene Mines *	4,586,658	37,060,197
Fortitude Gold	219,360	1,107,768
Gatos Silver *	513,477	5,894,716
Gold Resource	1,525,962	4,104,838
Golden Minerals *	2,489,491	1,817,328
Hecla Mining	9,196,931	54,353,862
TOTAL UNITED STATES		104,338,709
TOTAL COMMON STOCK
(Cost $1,039,549,644)		1,174,973,652

SHORT-TERM INVESTMENT(B)(C) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $25,586,826)	25,586,826	25,586,826

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.0%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $35,699,734 (collateralized by U.S. Treasury Obligations, ranging in par value $872,219 - $5,124,250, 1.500%, 02/15/2030, with a total market value of $36,423,610)

(Cost $35,699,734)	$35,699,734	$35,699,734
TOTAL INVESTMENTS — 105.2%
(Cost $1,100,836,204)		$1,236,260,212

Percentages are based on Net Assets of $1,175,384,926.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $57,048,067.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $61,286,560.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.
ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,174,973,652	$—	$—	$1,174,973,652
Short-Term Investment	25,586,826	—	—	25,586,826
Repurchase Agreement	—	35,699,734	—	35,699,734
Total Investments in Securities	$1,200,560,478	$35,699,734	$—	$1,236,260,212

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Gold Explorers ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA— 19.6%
Materials — 19.6%
Aurelia Metals	1,091,233	$354,028
Bellevue Gold *	689,778	500,851
De Grey Mining *	819,138	923,807
Gold Road Resources	769,729	761,060
OceanaGold *	650,875	1,084,615
Perseus Mining *	1,097,935	1,038,924
Ramelius Resources	720,929	946,700
Regis Resources	466,940	937,790
Resolute Mining *	1,010,675	378,638
Silver Lake Resources *	817,371	1,101,757
SolGold *	977,586	395,225
St. Barbara	648,848	924,721
West African Resources *	678,447	508,345
Westgold Resources *	362,116	604,189
TOTAL AUSTRALIA		10,460,650
CANADA— 52.3%
Materials — 52.3%
Alamos Gold, Cl A	255,863	2,048,651
B2Gold	441,151	2,122,918
Dundee Precious Metals	161,543	1,162,133
Endeavour Mining	97,895	2,036,362

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Equinox Gold *	242,592	$1,960,141
Great Bear Resources *	43,785	521,064
i-80 Gold *	89,582	179,136
K92 Mining *	199,970	1,303,657
Kirkland Lake Gold	59,619	2,213,298
Lundin Gold *	67,495	653,992
McEwen Mining * (A)	346,671	416,005
New Gold *	547,543	899,071
Novagold Resources *	223,683	2,010,910
Novo Resources *	161,436	303,135
Orla Mining *	123,826	445,902
Osisko Mining *	276,243	720,810
Pretium Resources *	173,654	1,822,365
Roxgold *	334,472	554,644
Sabina Gold & Silver *	288,397	412,599
Seabridge Gold * (A)	56,507	957,229
Skeena Resources *	170,821	497,105
SSR Mining	138,309	2,193,471
Torex Gold Resources *	79,282	958,963
Victoria Gold * (A)	52,636	573,340
Wesdome Gold Mines * (A)	128,940	949,599
TOTAL CANADA		27,916,500
EGYPT— 2.9%
Materials — 2.9%
Centamin	1,022,454	1,520,388
INDONESIA— 5.9%
Materials — 5.9%
Aneka Tambang	7,815,360	1,347,196
Merdeka Copper Gold *	10,011,585	1,815,878

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDONESIA		$3,163,074
PERU— 1.4%
Materials — 1.4%
Hochschild Mining	293,514	755,059
RUSSIA— 1.6%
Materials — 1.6%
Petropavlovsk *	2,296,872	816,654
TURKEY— 4.2%
Materials — 4.2%
Eldorado Gold *	169,004	1,667,784
Koza Altin Isletmeleri *	42,500	579,173
TOTAL TURKEY		2,246,957
UNITED KINGDOM— 2.8%
Materials — 2.8%
Greatland Gold *	3,475,947	1,058,772
Pan African Resources	1,782,637	451,175
TOTAL UNITED KINGDOM		1,509,947
UNITED STATES— 9.6%
Materials — 9.6%
Argonaut Gold *	277,018	607,989
Coeur d’Alene Mines *	203,337	1,642,963
Hecla Mining	488,215	2,885,351
TOTAL UNITED STATES		5,136,303
TOTAL COMMON STOCK
(Cost $50,085,432)		53,525,532

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Gold Explorers ETF

	Number Of Rights/Shares/ Face Amount	Value
RIGHT — 0.0%
Australia — 0.0%
Regis Resources *(B)(C)(D) (Cost $–)	174,027	$—

SHORT-TERM INVESTMENT(E)(F) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $811,643)	811,643	811,643
REPURCHASE AGREEMENT(E) — 2.1%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $1,132,437 (collateralized by U.S. Treasury Obligations, ranging in par value $27,668 - $162,547 1.500%, 02/15/2030, with a total market value of $1,155,398)

(Cost $1,132,437)	$1,132,437	1,132,437
TOTAL INVESTMENTS — 103.9%
(Cost $52,029,512)		$55,469,612

Percentages are based on Net Assets of $53,403,750.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $1,803,097.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $0 and represented 0.0% of Net Assets of the Fund.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $0 and represents 0.0% of Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $1,944,080.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$53,525,532	$—	$—	$53,525,532
Right	—	—	—	—
Short-Term Investment	811,643	—	—	811,643
Repurchase Agreement	—	1,132,437	—	1,132,437
Total Investments in Securities	$54,337,175	$1,132,437	$—	$55,469,612

^
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Copper Miners ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 11.5%
Materials — 11.5%
Glencore *	10,505,154	$42,936,359
OZ Minerals	2,245,254	41,520,324
Sandfire Resources	2,860,285	14,847,375
SolGold * (A)	15,934,344	6,442,041
TOTAL AUSTRALIA		105,746,099
CANADA— 19.5%
Materials — 19.5%
Altius Minerals	666,638	9,071,306
Capstone Mining *	6,158,392	27,482,988
Copper Mountain Mining *	3,371,597	11,236,830
ERO Copper *	1,266,538	24,986,894
Ivanhoe Mines, Cl A *	6,401,915	45,118,357
Northern Dynasty Minerals * (A)	8,084,847	4,770,060
Sierra Metals *	1,781,375	6,341,695
Taseko Mines *	4,669,886	9,293,073
Teck Resources, Cl B	1,970,355	41,659,026
TOTAL CANADA		179,960,229
CHILE— 9.3%
Materials — 9.3%
Antofagasta	1,694,331	43,762,281
Lundin Mining	3,452,767	41,679,068

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHILE		$85,441,349
CHINA— 17.7%
Materials — 17.7%
China Gold International Resources *	4,088,000	12,684,782
China Nonferrous Mining	11,284,600	6,291,137
Jiangxi Copper, Cl H	18,657,329	45,641,315
Jinchuan Group International Resources (A)	165,912,400	28,838,170
MMG *	38,304,300	24,954,745
Zijin Mining Group, Cl H	32,020,460	45,102,433
TOTAL CHINA		163,512,582
CYPRUS— 0.4%
Materials — 0.4%
Atalaya Mining *	886,986	4,003,509
INDIA— 5.3%
Materials — 5.3%
Vedanta ADR	3,539,234	48,629,075
JAPAN— 0.6%
Materials — 0.6%
Nittetsu Mining	92,900	5,923,910
MEXICO— 4.1%
Materials — 4.1%
Grupo Mexico, Cl B	8,421,045	38,222,265
MONGOLIA— 3.3%
Materials — 3.3%
Turquoise Hill Resources *	1,706,073	30,043,946
PERU— 7.9%
Materials — 7.9%
HudBay Minerals, Cl B	4,484,257	33,462,428
Southern Copper	575,334	39,933,933

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL PERU		$73,396,361
POLAND— 4.6%
Materials — 4.6%
KGHM Polska Miedz *	834,177	42,842,096
SWEDEN— 4.6%
Materials — 4.6%
Boliden *	1,086,975	42,395,335
UNITED KINGDOM— 1.2%
Materials — 1.2%
Central Asia Metals	2,958,315	11,386,642
UNITED STATES— 4.7%
Materials — 4.7%
Freeport-McMoRan Copper & Gold	1,149,579	43,350,624
ZAMBIA— 4.8%
Materials — 4.8%
First Quantum Minerals	1,923,492	44,295,666
TOTAL COMMON STOCK
(Cost $763,856,870)		919,149,688

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,921,945)	1,921,945	1,921,945

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $2,681,572 (collateralized by U.S. Treasury Obligations, ranging in par value $65,516 - $384,906, 1.500%, 02/15/2030, with a total market value of $2,735,945)

(Cost $2,681,572)	$2,681,572	$2,681,572
TOTAL INVESTMENTS — 100.0%
(Cost $768,460,387)		$923,753,205

Percentages are based on Net Assets of $923,507,458.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $3,096,927.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $4,603,517.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$919,149,688	$—	$—	$919,149,688
Short-Term Investment	1,921,945	—	—	1,921,945
Repurchase Agreement	—	2,681,572	—	2,681,572
Total Investments in Securities	$921,071,633	$2,681,572	$—	$923,753,205

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Uranium ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 10.6%
Energy — 4.7%
Bannerman Resources * (A)	24,614,537	$2,661,894
Boss Energy * (A)	38,586,954	4,470,982
Deep Yellow * (A)	5,718,949	2,915,622
Paladin Energy * (A)	49,458,194	15,663,659
Peninsula Energy * (A)	22,179,638	2,141,586
		27,853,743
Financials — 1.9%
Macquarie Group (A)	89,254	11,064,882
Materials — 4.0%
BHP Group	325,411	9,842,167
Greenland Minerals * (A)	30,537,014	1,887,068
Lotus Resources * (A)	14,565,674	1,518,922
Rio Tinto	118,840	9,997,395
		23,245,552
TOTAL AUSTRALIA		62,164,177
CANADA— 40.1%
Energy — 33.5%
Cameco	7,769,115	130,474,651

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Denison Mines * (A)	18,183,545	$19,510,876
Fission Uranium *	12,344,609	6,923,899
GoviEx Uranium, Cl A *	10,279,167	2,506,706
IsoEnergy * (A)	1,117,563	2,561,801
NexGen Energy * (A)	8,311,133	31,347,470
Uex * (A)	10,735,054	3,883,189
		197,208,592
Financials — 2.7%
Uranium Participation *	3,707,355	16,183,138
Industrials — 1.8%
Aecon Group	686,370	10,411,042
Materials — 2.1%
Encore Energy * (A)	4,054,668	4,251,765
Global Atomic * (A)	3,490,712	8,172,046
		12,423,811
TOTAL CANADA		236,226,583
CHINA— 2.3%
Energy — 0.6%
CGN Mining	39,564,700	3,514,892
Utilities — 1.7%
CGN Power, Cl H	42,235,786	9,733,941
TOTAL CHINA		13,248,833
JAPAN— 4.8%
Industrials — 4.8%
ITOCHU	317,265	9,891,946
Mitsubishi Heavy Industries	298,985	8,881,609
Sumitomo	690,790	9,403,920
TOTAL JAPAN		28,177,475

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN— 23.1%
Energy — 23.1%
NAC Kazatomprom JSC GDR	5,006,585	$135,928,783
SOUTH AFRICA— 1.9%
Materials — 1.9%
Sibanye Stillwater	2,412,301	11,260,453
SOUTH KOREA— 8.5%
Industrials — 8.5%
Daewoo Engineering & Construction *	1,738,573	11,550,371
Doosan Heavy Industries & Construction *	763,964	9,580,885
GS Engineering & Construction	245,395	9,739,910
Hyundai Engineering & Construction	234,487	10,624,484
Samsung C&T	68,942	8,429,102
TOTAL SOUTH KOREA		49,924,752
UNITED KINGDOM— 1.3%
Industrials — 1.3%
Yellow Cake *	2,266,675	7,924,230
UNITED STATES— 7.4%
Energy — 7.4%
Centrus Energy, Cl A *	240,793	5,511,752
Energy Fuels * (A)	3,345,342	18,355,599
Uranium Energy * (A)	5,064,994	14,688,483
Ur-Energy *	4,286,200	4,929,130
TOTAL UNITED STATES		43,484,964
TOTAL COMMON STOCK
(Cost $461,790,784)		588,340,250

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Uranium ETF

	Shares/ Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 4.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $28,767,577)	28,767,577	$28,767,577

REPURCHASE AGREEMENT(B) — 6.8%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $40,247,060 (collateralized by U.S. Treasury Obligations, ranging in par value $983,320 - $5,776,961, 1.500%, 02/15/2030, with a total market value of $41,063,137)
(Cost $40,247,060)	$40,247,060	40,247,060
TOTAL INVESTMENTS — 111.7%
(Cost $530,805,421)		$657,354,887

Percentages are based on Net Assets of $588,579,839.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $65,293,430.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021was $69,014,637.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Uranium ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$588,340,250	$—	$—	$588,340,250
Short-Term Investment	28,767,577	—	—	28,767,577
Repurchase Agreement	—	40,247,060	—	40,247,060
Total Investments in Securities	$617,107,827	$40,247,060	$—	$657,354,887

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
18

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$1,065,136,470		$50,897,075		$765,778,815
Cost of Repurchase Agreement	35,699,734		1,132,437		2,681,572
Cost of Foreign Currency	—		3		49,571
Investments, at Value	$1,200,560,478	*	$54,337,175	*	$921,071,633	*
Repurchase Agreement, at Value	35,699,734		1,132,437		2,681,572
Cash	176,846		10,822		—
Foreign Currency, at Value	2,639		3		50,569
Receivable for Investment Securities Sold	72,254,051		3,834,659		67,232,069
Receivable for Capital Shares Sold	6,349,876		—		14,216,153
Dividend and Interest Receivable	982,435		7,911		2,835,371
Reclaim Receivable	78,629		—		123,891
Unrealized Appreciation on Spot Contracts	38,363		—		—
Total Assets	1,316,143,051		59,323,007		1,008,211,258
Liabilities:
Obligation to Return Securities Lending Collateral	61,286,560		1,944,080		4,603,517
Payable for Investment Securities Purchased	78,832,149		3,944,368		79,244,265
Payable due to Investment Adviser	639,416		29,835		417,497
Cash Overdraft	—		—		429,353
Unrealized Depreciation on Spot Contracts	—		974		9,168
Total Liabilities	140,758,125		5,919,257		84,703,800
Net Assets	$1,175,384,926		$53,403,750		$923,507,458
Net Assets Consist of:
Paid-in Capital	$1,392,466,044		$111,625,596		$795,204,469
Total Distributable Earnings/(Loss)	(217,081,118)		(58,221,846)		128,302,989
Net Assets	$1,175,384,926		$53,403,750		$923,507,458
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	28,247,318		1,712,054		23,389,374
Net Asset Value, Offering and Redemption Price Per Share	$41.61		$31.19		$39.48
*Includes Market Value of Securities on Loan	$57,048,067		$1,803,097		$3,096,927

The accompanying notes are an integral part of the financial statements.
19

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X Uranium ETF
Assets:
Cost of Investments	$490,558,361
Cost of Repurchase Agreement	40,247,060
Cost of Foreign Currency	253
Investments, at Value	$617,107,827	*
Repurchase Agreement, at Value	40,247,060
Cash	35,570
Dividend and Interest Receivable	505,925
Reclaim Receivable	22,314
Total Assets	657,918,696
Liabilities:
Obligation to Return Securities Lending Collateral	69,014,637
Payable due to Investment Adviser	324,220
Total Liabilities	69,338,857
Net Assets	$588,579,839
Net Assets Consist of:
Paid-in Capital	$934,323,205
Total Distributable Loss	(345,743,366)
Net Assets	$588,579,839
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	29,981,666
Net Asset Value, Offering and Redemption Price Per Share	$19.63
*Includes Market Value of Securities on Loan	$65,293,430

The accompanying notes are an integral part of the financial statements.
20

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$5,515,993	$438,460	$5,186,238
Interest Income	70	3	16
Security Lending Income	1,102,016	23,294	119,900
Less: Foreign Taxes Withheld	(784,480)	(14,077)	(194,080)
Total Investment Income	5,833,599	447,680	5,112,074
Supervision and Administration Fees(1)	3,661,701	195,512	1,342,595
Custodian Fees(2)	1,450	116	658
Total Expenses	3,663,151	195,628	1,343,253
Net Investment Income	2,170,448	252,052	3,768,821
Net Realized Gain (Loss) on:
Investments(3)	29,696,189	6,051,221	7,287,660
Foreign Currency Transactions	(200,418)	(697)	(51,651)
Net Realized Gain on Investments and Foreign Currency Transactions	29,495,771	6,050,524	7,236,009
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(55,767,959)	(9,888,172)	156,260,205
Foreign Currency Translations	(3,127)	(463)	(8,261)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(55,771,086)	(9,888,635)	156,251,944
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(26,275,315)	(3,838,111)	163,487,953
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,104,867)	$(3,586,059)	$167,256,774

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
21

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

Global X Uranium ETF
Investment Income:
Dividend Income	$2,263,047
Interest Income	91
Security Lending Income	275,792
Less: Foreign Taxes Withheld	(252,984)
Total Investment Income	2,285,946
Supervision and Administration Fees(1)	1,151,517
Custodian Fees(2)	1,254
Total Expenses	1,152,771
Net Investment Income	1,133,175
Net Realized Gain (Loss) on:
Investments(3)	7,425,105
Foreign Currency Transactions	(45,470)
Net Realized Gain on Investments and Foreign Currency Transactions	7,379,635
Net Change in Unrealized Appreciation on:
Investments	137,540,626
Foreign Currency Translations	2,637
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	137,543,263
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	144,922,898
Net Increase in Net Assets Resulting from Operations	$146,056,073

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
22

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,170,448	$6,098,363	$252,052	$96,283
Net Realized Gain on Investments and Foreign Currency Transactions(1)	29,495,771	10,338,553	6,050,524	2,303,727
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(55,771,086)	166,137,947	(9,888,635)	8,446,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,104,867)	182,574,863	(3,586,059)	10,846,056
Distributions	(18,366,204)	(9,504,825)	(1,622,725)	(723,922)
Capital Share Transactions:
Issued	326,080,795	386,427,431	10,869,911	17,458,011
Redeemed	(93,217,482)	(100,095,418)	(12,927,214)	(10,379,938)
Increase (Decrease) in Net Assets from Capital Share Transactions	232,863,313	286,332,013	(2,057,303)	7,078,073
Total Increase (Decrease) in Net Assets	190,392,242	459,402,051	(7,266,087)	17,200,207
Net Assets:
Beginning of Year/Period	984,992,684	525,590,633	60,669,837	43,469,630
End of Year/Period	$1,175,384,926	$984,992,684	$53,403,750	$60,669,837
Share Transactions:
Issued	7,150,000	9,350,000	300,000	500,000
Redeemed	(2,200,000)	(3,350,000)	(400,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,950,000	6,000,000	(100,000)	100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
23

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$3,768,821	$907,968	$1,133,175	$3,207,129
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	7,236,009	(9,092,998)	7,379,635	(27,397,226)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	156,251,944	17,170,873	137,543,263	21,090,129
Net Increase (Decrease) in Net Assets Resulting from Operations	167,256,774	8,985,843	146,056,073	(3,099,968)
Distributions	(2,322,489)	(482,851)	(1,633,669)	(3,325,778)
Capital Share Transactions:
Issued	660,125,178	67,888,920	323,838,489	17,249,082
Redeemed	(5,439,734)	(20,525,235)	(21,290,019)	(56,830,079)
Increase (Decrease) in Net Assets from Capital Share Transactions	654,685,444	47,363,685	302,548,470	(39,580,997)
Total Increase (Decrease) in Net Assets	819,619,729	55,866,677	446,970,874	(46,006,743)
Net Assets:
Beginning of Year/Period	103,887,729	48,021,052	141,608,965	187,615,708
End of Year/Period	$923,507,458	$103,887,729	$588,579,839	$141,608,965
Share Transactions:
Issued	18,690,000	3,550,000	18,150,000	1,450,000
Redeemed	(150,000)	(1,450,000)	(1,200,000)	(5,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	18,540,000	2,100,000	16,950,000	(4,150,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
24

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Silver Miners ETF
2021 (Unaudited)	42.28	0.08	(0.02)	0.06	(0.73)	—
2020	30.39	0.33	12.11	12.44	(0.55)	—
2019	23.20	0.21	7.38	7.59	(0.40)	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	(0.01)
2016	20.83	0.05	19.80	19.85	(0.07)	—
Global X Gold Explorers ETF
2021 (Unaudited)	33.48	0.14	(1.53)	(1.39)	(0.90)	—
2020	25.39	0.06	8.47	8.53	(0.44)	—
2019	18.49	0.04	6.87	6.91	(0.01)	—
2018	21.46	0.06	(3.03)	(2.97)	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—
2016	19.89	(0.06)	17.04	16.98	(1.92)	—

The accompanying notes are an integral part of the financial statements.
25

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.73)	41.61	(0.02)	1,175,385	0.65	†	0.38	†	10.25
(0.55)	42.28	41.40	984,993	0.65		0.90		19.95
(0.40)	30.39	33.08	525,591	0.66		0.80		42.16
(0.01)	23.20	(27.40)	301,515	0.65		1.10		25.71
(1.07)	31.96	(18.61)	378,656	0.65		0.56		24.46
(0.07)	40.61	95.69	379,617	0.65		0.17		27.45

(0.90)	31.19	(4.47)	53,404	0.65	†	0.84	†	12.11
(0.44)	33.48	34.03	60,670	0.65		0.20		18.81
(0.01)	25.39	37.40	43,470	0.65		0.19		16.35
—	18.49	(13.84)	32,582	0.65		0.26		20.31
(8.05)	21.46	(13.61)	44,256	0.66		0.31		84.00
(1.92)	34.95	95.95	72,074	0.66		(0.22)		17.06

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
26

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X Copper Miners ETF
2021 (Unaudited)	21.42	0.31	18.07	18.38	(0.32)	(0.32)
2020	17.47	0.23	3.85	4.08	(0.13)	(0.13)
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	(0.70)
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	(0.43)
2017	17.60	0.20	7.93	8.13	(0.12)	(0.12)
2016	14.98	0.07	2.69	2.76	(0.14)	(0.14)
Global X Uranium ETF
2021 (Unaudited)	10.87	0.06	8.80	8.86	(0.10)	(0.10)
2020	10.92	0.22	(0.03)	0.19	(0.24)	(0.24)
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	(0.16)
2018	11.88	0.03	0.48	0.51	(0.31)	(0.31)
2017	12.08	0.16	0.58	0.74	(0.94)	(0.94)
2016	14.94	0.09	(2.68)	(2.59)	(0.27)	(0.27)

The accompanying notes are an integral part of the financial statements.
27

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

39.48	86.27	923,507	0.65	†	1.82	†	24.69
21.42	23.45	103,888	0.65		1.26		16.85
17.47	(6.51)	48,021	0.65		1.89		18.77
19.38	(23.12)	68,798	0.65		1.74		17.00
25.61	46.38	66,567	0.65		0.89		43.58
17.60	18.88	25,504	0.65		0.57		34.73

19.63	81.81	588,580	0.69	†	0.68	†	10.37
10.87	1.72	141,609	0.69		2.03		59.21
10.92	(8.42)	187,616	0.71		1.46		23.93
12.08	3.79	308,953	0.72		0.20		54.06
11.88	5.75	236,218	0.69		1.16		11.95
12.08	(17.53)	102,437	0.70		0.71		14.48

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
28

Notes to Financial Statements (Unaudited)
April 30, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2021, the Trust had eighty-eight portfolios, eighty-one of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Easten time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent,

29

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2021, there was fair valued securities of $0 in Global X Gold Explorers ETF. There were no other securities priced using the Fair Value Procedures.

30

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2021 there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

31

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$35,699,734	$35,699,734	$	−	$	−
Global X Gold Explorers ETF
BNP Paribas	1,132,437	1,132,437		−		−
Global X Copper Miners ETF
BNP Paribas	2,681,572	2,681,572		−		−
Global X Uranium ETF
BNP Paribas	40,247,060	40,247,060		−		−

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

32

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax position in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.
As of and during the period ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign

33

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value as of April 30, 2021	Redemption Fee
Global X Silver Miners ETF	10,000	$500	$416,100	$500
Global X Gold Explorers ETF	10,000	1,000	311,900	1,000
Global X Copper Miners ETF	10,000	800	394,800	800
Global X Uranium ETF	10,000	500	196,300	500

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

34

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing

35

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
	Purchases	Sales and Maturities
Global X Silver Miners ETF	$139,376,331	$113,054,489
Global X Gold Explorers ETF	8,197,502	7,049,352
Global X Copper Miners ETF	165,727,167	104,437,500
Global X Uranium ETF	66,580,987	34,076,603

For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$289,522,788	$87,462,427	$41,141,676
Global X Gold Explorers ETF	9,345,364	13,011,830	5,594,539
Global X Copper Miners ETF	597,549,157	5,439,024	3,301,891
Global X Uranium ETF	288,591,316	19,367,843	7,889,360

36

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$371,340,068	$92,078,610	$25,856,519
Global X Gold Explorers ETF	17,475,599	10,363,817	3,303,412
Global X Copper Miners ETF	65,433,662	20,500,707	(4,865,832)
Global X Uranium ETF	14,670,739	47,823,356	(1,342,002)

During the period ended April 30, 2021, there were no purchases or sales of long-term U.S. Government securities for the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years ended October 31, 2020 and 2019 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2020	$9,504,825	$–	$–	$9,504,825
2019	5,525,823	–	–	5,525,823
Global X Gold Explorers ETF
2020	$723,922	$–	$–	$723,922
2019	24,354	–	–	24,354
Global X Copper Miners ETF
2020	$482,851	$–	$–	$482,851
2019	2,203,738	–	–	2,203,738
Global X Uranium ETF
2020	$3,325,778	$–	$–	$3,325,778
2019	3,082,771	–	–	3,082,771
37

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

5. TAX INFORMATION (continued)
As of October 31, 2020, the components of tax basis accumulated losses were as follows:
	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$16,680,323	$1,622,724	$2,189,270	$1,292,887
Capital Loss Carryforwards	(335,997,413)	(64,646,351)	(29,256,804)	(467,782,825)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	144,707,051	10,010,566	(9,563,755)	(23,675,835)
Other Temporary Differences	(8)	(1)	(7)	3
Total Accumulated Losses	$(174,610,047)	$(53,013,062)	$(36,631,296)	$(490,165,770)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$61,079,213	$274,918,200	$335,997,413
Global X Gold Explorers ETF	13,512,849	51,133,502	64,646,351
Global X Copper Miners ETF	7,347,350	21,909,454	29,256,804
Global X Uranium ETF	79,900,314	387,882,511	467,782,825

During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$–	$2,431,036	$2,431,036

38

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2021 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X Silver Miners ETF	$1,100,836,204	$160,082,224	$(24,658,216)	$135,424,008
Global X Gold Explorers ETF	52,029,512	8,740,904	(5,300,804)	3,440,100
Global X Copper Miners ETF	768,460,387	156,399,232	(1,106,414)	155,292,818
Global X Uranium ETF	530,805,421	132,158,137	(5,608,671)	126,549,466

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial

39

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

6. CONCENTRATION OF RISKS (continued)
costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which the Funds may invest. As such, the potential effect of a transition away from LIBOR on Fund investments cannot yet be determined.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market

40

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2021, the value of securities on loan was $57,048,067, $1,803,097, $3,096,927 and $65,293,430 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, and Global X Uranium ETF, respectively, and the cash collateral received from securities on loan was $61,286,560, $1,944,080, $4,603,517 and $69,014,637 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF, respectively.
At April 30, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Silver Miners ETF
Barclays Capital Inc.	$5,256,386	$5,745,824
BMO Capital Markets	751,097	780,000
BNP Paribas	90,000	97,500
Bofa Securities, Inc.	1,313,070	1,415,584
Citigroup Global Markets Inc.	59,027	102,000
Credit Suisse Securities (USA)	1,989,031	2,140,044
Goldman, Sachs & Co.	659,530	705,448
JP Morgan Securities LLC	4,035,548	4,302,802
Morgan Stanley & Co., LLC/SC	9,677,294	10,324,057
Morgan Stanley And Co., LLC	2,681,234	2,848,447
National Financial Services LLC	1,565,193	1,719,917
Scotia Capital USA Inc.	28,351,936	30,376,278
UBS AG London Branch	7,183	7,860
UBS Securities LLC	385,043	437,680
Wells Fargo Securities, LLC	226,495	283,119
Global X Gold Explorers ETF
Bofa Securities, Inc.	162,624	170,400
Citigroup Global Markets Inc.	201,586	210,035
JP Morgan Securities LLC	166,012	173,950
Morgan Stanley & Co., LLC	246,644	263,970
National Financial Services LLC	377,971	405,990
UBS AG London Branch	524,955	565,604
Wells Fargo Securities, LLC	123,305	154,131

41

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Copper Miners ETF
Barclays Bank PLC	$202,143	$212,000
Bofa Securities, Inc.	89,444	151,600
Citigroup Global Markets Inc.	121,671	128,100
JP Morgan Securities LLC	725,777	793,356
Morgan Stanley & Co., LLC/SL	1,180,000	2,000,000
Scotia Capital USA Inc.	777,892	1,318,461
Global X Uranium ETF
Barclays Capital Inc.	7,205,162	7,647,098
Bofa Securities, Inc.	14,988,437	15,697,240
Citigroup Global Markets Inc.	41,496	43,994
Credit Suisse Securities (USA)	4,118,194	4,527,762
Goldman, Sachs & Co.	74,928	81,240
JP Morgan Securities LLC	26,699,465	28,303,539
Morgan Stanley & Co LLC/SL	1,483,920	1,533,210
Morgan Stanley And Co., LLC	8,650,230	9,118,291
National Financial Services LLC	397,892	407,906
Scotia Capital USA Inc.	1,134,616	1,138,057
UBS Securities LLC	499,090	516,300

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

42

Notes to Financial Statements (Unaudited) (Concluded)
April 30, 2021

10. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

43

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 31, 2020 through April 30, 2021.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

44

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$3.22
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$955.60	0.65%	$3.15
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,863.20	0.65%	$4.61
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,818.10	0.69%	$4.82
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

45

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Trust held via videoconference November 11, 20201, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

46

Approval of Investment Advisory Agreement (unaudited)

Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of

47

Approval of Investment Advisory Agreement (unaudited)

unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

48

Approval of Investment Advisory Agreement (unaudited)

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.
Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s

49

Approval of Investment Advisory Agreement (unaudited)

business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

50

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

51

Notes

52

605 Third Avenue, 43rd floor
New York, NY 10158
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1300

Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI China Large-Cap 50 ETF (ticker: CHIL)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X FTSE Southeast Asia ETF (ticker: ASEA)

Semi-Annual Report
April 30, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X MSCI China Energy ETF	1
Global X MSCI China Materials ETF	3
Global X MSCI China Industrials ETF	7
Global X MSCI China Consumer Discretionary ETF	11
Global X MSCI China Consumer Staples ETF	16
Global X MSCI China Health Care ETF	19
Global X MSCI China Financials ETF	23
Global X MSCI China Information Technology ETF	28
Global X MSCI China Communication Services ETF	32
Global X MSCI China Utilities ETF	35
Global X MSCI China Real Estate ETF	37
Global X MSCI China Large-Cap 50 ETF	39
Global X MSCI Greece ETF	42
Global X MSCI Norway ETF	46
Global X DAX Germany ETF	50
Global X MSCI Portugal ETF	53
Global X MSCI Colombia ETF	57
Global X MSCI Argentina ETF	60
Global X MSCI Pakistan ETF	65
Global X MSCI Nigeria ETF	67
Global X MSCI Next Emerging & Frontier ETF	69
Global X FTSE Nordic Region ETF	83
Global X FTSE Southeast Asia ETF	86
Statements of Assets and Liabilities	91
Statements of Operations	97
Statements of Changes in Net Assets	103
Financial Highlights	115
Notes to Financial Statements	129
Disclosure of Fund Expenses	155
Approval of Investment Advisory Agreement	159
Supplemental Information	164

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year  as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Energy ETF

Sector Wehtings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA— 3.7%
Energy — 3.7%
Woodside Petroleum	5,890	$104,007
CHINA— 94.8%
Energy — 94.8%
China Merchants Energy Shipping, Cl A	154,800	117,506
China Oilfield Services, Cl H	150,286	138,544
China Petroleum & Chemical, Cl A	16,350	10,819
China Petroleum & Chemical, Cl H	433,297	215,900
China Shenhua Energy, Cl A	4,100	12,176
China Shenhua Energy, Cl H	120,830	252,026
China Suntien Green Energy, Cl H	350,800	135,047
COSCO SHIPPING Energy Transportation, Cl A	110,000	103,566
Guanghui Energy, Cl A *	265,650	125,261
Inner Mongolia Yitai Coal, Cl B	251,394	166,171
Offshore Oil Engineering, Cl A	141,275	95,008
PetroChina, Cl A	16,200	10,644
PetroChina, Cl H	629,863	229,503
Shaanxi Coal Industry, Cl A	75,336	131,027
Shanxi Coking Coal Energy Group, Cl A	146,053	127,123
Shanxi Lu’an Environmental Energy Development, Cl A	116,065	160,595
Shanxi Meijin Energy, Cl A *	95,800	116,411
Sinopec Kantons Holdings	306,200	117,878
Yantai Jereh Oilfield Services Group, Cl A	14,600	74,508
Yanzhou Coal Mining, Cl A	66,564	133,676
Yanzhou Coal Mining, Cl H	179,425	214,150

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Energy ETF

Value
COMMON STOCK — continued
TOTAL CHINA	$2,687,539
TOTAL COMMON STOCK
(Cost $2,636,614)	2,791,546
TOTAL INVESTMENTS — 98.5%
(Cost $2,636,614)	$2,791,546

Percentages are based on Net Assets of $2,833,425.
*	Non-income producing security.

Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Materials ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 96.6%
Materials — 96.6%
Aluminum Corp of China, Cl A *	68,200	$46,814
Aluminum Corp of China, Cl H *	309,639	161,460
Anhui Conch Cement, Cl A	6,200	46,996
Anhui Conch Cement, Cl H	70,020	418,758
Baoshan Iron & Steel, Cl A	82,400	109,937
BBMG, Cl A	47,200	20,286
Beijing Oriental Yuhong Waterproof Technology, Cl A	11,850	105,816
Chifeng Jilong Gold Mining, Cl A *	3,900	9,141
China Hongqiao Group	128,500	203,499
China Jushi, Cl A	18,600	51,817
China Lumena New Materials *(A)(B)(C)	48	—
China Molybdenum, Cl A	82,200	73,834
China Molybdenum, Cl H	251,554	170,686
China National Building Material, Cl H	251,700	364,902
China Northern Rare Earth Group High-Tech, Cl A	18,900	59,461
China Resources Cement Holdings	171,800	187,353
Ganfeng Lithium, Cl A	5,500	93,099
GEM, Cl A	30,800	47,616
Guangdong HEC Technology Holding, Cl A *	19,200	13,921
Guangdong Hongda Blasting, Cl A	4,352	18,691
Guangzhou Tinci Materials Technology, Cl A	2,380	24,800
Hengli Petrochemical, Cl A	26,420	121,106
Hengyi Petrochemical, Cl A	19,600	39,907
Hesteel, Cl A	64,800	25,546
Huaxin Cement, Cl A	7,100	24,105
Hunan Valin Steel, Cl A	36,200	43,988

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Inner Mongolia BaoTou Steel Union, Cl A *	219,700	$49,929
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	43,300	38,759
Jiangsu Shagang, Cl A	12,000	18,255
Jiangsu Yangnong Chemical, Cl A	1,700	29,441
Jiangxi Copper, Cl A	11,500	47,221
Jiangxi Copper, Cl H	87,491	214,029
Kingfa Sci & Tech, Cl A	7,700	27,118
Lee & Man Paper Manufacturing	103,000	89,780
Lomon Billions Group, Cl A	12,200	63,845
Pangang Group Vanadium Titanium & Resources, Cl A *	57,200	19,720
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	26,200	114,750
Shandong Gold Mining, Cl A	15,920	47,649
Shandong Gold Mining, Cl H	37,950	69,677
Shandong Hualu Hengsheng Chemical, Cl A	8,900	53,675
Shandong Nanshan Aluminum, Cl A	69,800	41,222
Shandong Sinocera Functional Material, Cl A	5,643	43,184
Shandong Sun Paper Industry JSC, Cl A	15,700	38,884
Shanghai Putailai New Energy Technology, Cl A	3,565	44,681
Shanxi Taigang Stainless Steel, Cl A	36,100	35,551
Shenzhen Capchem Technology, Cl A	900	10,716
Sinoma Science & Technology, Cl A	3,700	12,561
Sinopec Shanghai Petrochemical, Cl A	36,000	20,426
Skshu Paint, Cl A	656	24,030
Tangshan Jidong Cement, Cl A	7,600	16,473
Tongkun Group, Cl A	11,300	39,988
Tongling Nonferrous Metals Group, Cl A	65,800	28,992
Transfar Zhilian, Cl A	20,900	19,742
Wanhua Chemical Group, Cl A	13,247	210,409
Weihai Guangwei Composites, Cl A	2,800	27,336
Xiamen Tungsten, Cl A	9,500	28,360

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Yintai Gold, Cl A	14,820	$19,635
Yunnan Energy New Material, Cl A	4,300	89,445
Zhaojin Mining Industry	79,184	71,876
Zhejiang Huayou Cobalt, Cl A	5,930	74,964
Zhejiang Juhua, Cl A	17,500	23,646
Zhejiang Longsheng Group, Cl A	16,400	34,456
Zhongjin Gold, Cl A	27,100	35,863
Zijin Mining Group, Cl A	4,200	7,162
Zijin Mining Group, Cl H	272,159	383,350
TOTAL CHINA		4,750,339
HONG KONG— 3.3%
Materials — 3.3%
Nine Dragons Paper Holdings	118,670	163,180
TOTAL COMMON STOCK
(Cost $4,196,031)		4,913,519
TOTAL INVESTMENTS — 99.9%
(Cost $4,196,031)		$4,913,519

Percentages are based on Net Assets of $4,919,029.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $0 and represents 0.0% of Net Assets.

Cl — Class
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,913,519	$—	$—	$4,913,519
Total Investments in Securities	$4,913,519	$—	$—	$4,913,519

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Materials ETF

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Industrials ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 98.5%
Industrials — 98.5%
51job ADR *	465	$28,621
AECC Aero-Engine Control, Cl A	1,200	3,365
AECC Aviation Power, Cl A	2,400	14,059
Air China, Cl A *	7,000	8,852
Air China, Cl H *	32,000	25,380
A-Living Smart City Services, Cl H	8,000	36,875
Avic Aviation High-Technology, Cl A	400	1,485
AVIC Electromechanical Systems, Cl A	3,900	5,879
AVIC Shenyang Aircraft, Cl A	1,200	10,712
AVIC Xi’an Aircraft Industry Group, Cl A	2,900	10,782
AviChina Industry & Technology, Cl H	43,090	27,740
AVICOPTER, Cl A	600	4,721
Beijing Capital International Airport, Cl H *	32,431	23,592
Beijing New Building Materials, Cl A	1,800	12,845
Beijing Originwater Technology, Cl A	3,300	3,586
Beijing-Shanghai High Speed Railway, Cl A	12,000	10,908
China Aerospace Times Electronics, Cl A *	2,800	2,956
China Avionics Systems, Cl A	1,600	3,718
China Communications Services, Cl H	41,900	18,180
China Conch Venture Holdings	27,560	130,404
China Eastern Airlines, Cl A *	9,600	7,747
China Everbright Environment Group	64,250	40,452
China Gezhouba Group, Cl A	4,600	5,056
China Lesso Group Holdings	18,700	47,142
China Merchants Holdings International	24,931	39,996
China National Chemical Engineering, Cl A	5,100	4,967
China Railway Group, Cl A	21,500	17,916

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Railway Group, Cl H	65,998	$34,160
China Shipbuilding Industry, Cl A *	24,100	15,239
China Southern Airlines, Cl A *	9,600	9,424
China Southern Airlines, Cl H *	29,900	20,327
China State Construction Engineering, Cl A	43,700	33,374
China State Construction International Holdings	35,010	24,612
CITIC	99,100	104,372
Contemporary Amperex Technology, Cl A	2,376	142,585
COSCO SHIPPING Holdings, Cl A *	10,100	28,543
COSCO SHIPPING Holdings, Cl H *	44,632	79,876
COSCO SHIPPING Ports	30,630	25,752
Country Garden Services Holdings	24,800	260,234
Daqin Railway, Cl A	15,800	16,806
Dongfang Electric, Cl A	2,900	5,106
East Group, Cl A	2,300	2,226
Eve Energy, Cl A	2,000	27,417
Ever Sunshine Lifestyle Services Group	6,000	14,848
Fangda Carbon New Material, Cl A	4,163	5,722
Fosun International	43,300	62,328
Gotion High-Tech, Cl A *	1,300	6,982
Greentown Service Group	25,100	40,008
Guangdong Kinlong Hardware Products, Cl A	300	8,784
Guangzhou Baiyun International Airport, Cl A	2,400	4,512
Haitian International Holdings	11,126	45,339
Hefei Meiya Optoelectronic Technology, Cl A	700	5,197
Hongfa Technology, Cl A	800	6,916
Inner Mongolia First Machinery Group, Cl A	1,800	2,883
Jiangsu Expressway, Cl H	21,219	25,025
Jiangsu Hengli Hydraulic, Cl A	1,432	19,039
Jiangsu Zhongtian Technology, Cl A	3,200	5,056
Metallurgical Corp of China, Cl A	18,400	8,761
NARI Technology, Cl A	4,900	24,226

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Power Construction Corp of China, Cl A	15,600	$9,213
Sany Heavy Industry, Cl A	8,700	41,534
SF Holding, Cl A	3,900	38,799
Shanghai Construction Group, Cl A	9,200	4,125
Shanghai Electric Group, Cl A	8,400	6,636
Shanghai International Airport, Cl A *	1,000	7,597
Shanghai International Port Group, Cl A	9,300	6,657
Shanghai M&G Stationery, Cl A	1,000	14,130
Shenzhen Airport, Cl A *	2,100	2,769
Shenzhen Inovance Technology, Cl A	1,800	24,892
Shenzhen International Holdings	18,906	31,498
Siasun Robot & Automation, Cl A *	1,600	2,387
Sinotrans, Cl A	4,600	3,470
Sinotruk Hong Kong	12,000	29,541
Spring Airlines, Cl A *	1,000	9,941
STO Express, Cl A *	1,400	1,861
Sungrow Power Supply, Cl A	1,500	20,848
Sunwoda Electronic, Cl A	1,600	5,323
Suzhou Gold Mantis Construction Decoration, Cl A	3,000	4,290
TBEA, Cl A	4,000	7,625
Topsec Technologies Group, Cl A	1,200	3,362
Weichai Power, Cl A *	6,300	17,639
Weichai Power, Cl H	32,896	76,322
XCMG Construction Machinery, Cl A	8,100	9,242
Xiamen C & D, Cl A	2,800	3,511
Xinjiang Goldwind Science & Technology, Cl A	3,547	6,684
Xinjiang Goldwind Science & Technology, Cl H	12,971	21,377
Yantai Eddie Precision Machinery, Cl A	600	5,669
YTO Express Group, Cl A	3,300	6,010
Yunda Holding, Cl A	3,040	7,567
Zhejiang Chint Electrics, Cl A	2,300	11,837

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhejiang Dingli Machinery, Cl A	490	$5,559
Zhejiang Expressway, Cl H	25,240	21,968
Zhejiang Sanhua Intelligent Controls, Cl A	3,840	12,716
Zhejiang Weixing New Building Materials, Cl A	1,600	5,818
Zhengzhou Yutong Bus, Cl A	2,300	4,839
Zhuzhou CRRC Times Electric, Cl H *	9,523	38,009
Zoomlion Heavy Industry Science and Technology	23,200	32,141
Zoomlion Heavy Industry Science and Technology, Cl A	7,500	13,694
ZTO Express Cayman ADR *	6,242	200,743
TOTAL CHINA		2,441,458
SINGAPORE— 1.3%
Industrials — 1.3%
BOC Aviation	3,620	32,672
TOTAL COMMON STOCK
(Cost $1,960,873)		2,474,130
TOTAL INVESTMENTS — 99.8%
(Cost $1,960,873)		$2,474,130

Percentages are based on Net Assets of $2,478,182.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 100.0%
Consumer Discretionary — 100.0%
Alibaba Group Holding ADR *	288,574	$66,646,165
ANTA Sports Products	1,213,396	21,793,744
Baozun ADR *	145,490	5,049,958
Bosideng International Holdings	8,493,000	4,319,299
Brilliance China Automotive Holdings (A)(B)(C)	7,607,900	6,632,038
BYD, Cl A	259,149	6,352,974
BYD, Cl H	788,930	16,282,724
Changzhou Xingyu Automotive Lighting Systems, Cl A	41,430	1,245,010
China East Education Holdings	1,384,800	3,234,293
China Education Group Holdings	2,090,500	5,049,380
China Meidong Auto Holdings	1,417,200	7,088,874
China Tourism Group Duty Free, Cl A	239,250	11,539,822
China Yuhua Education	2,961,400	2,810,086
Chongqing Changan Automobile, Cl A	682,283	1,726,711
Dongfeng Motor Group, Cl H	6,286,346	5,463,326
Ecovacs Robotics, Cl A	74,500	1,889,005
FAW Jiefang Group, Cl A	461,500	789,102
Fuyao Glass Industry Group, Cl A	300,614	2,385,542
Fuyao Glass Industry Group, Cl H	1,273,600	7,403,650
Geely Automobile Holdings	6,307,500	16,363,922
GOME Retail Holdings * (D)	29,354,600	4,837,726
Great Wall Motor, Cl A	334,100	1,726,710

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Great Wall Motor, Cl H	4,652,397	$11,512,913
GSX Techedu ADR * (D)	140,872	4,500,860
Guangdong Xinbao Electrical Appliances Holdings, Cl A	96,700	559,717
Guangzhou Automobile Group, Cl H	6,486,123	5,536,736
Haidilao International Holding	1,442,600	9,351,914
Haier Smart Home, Cl A	982,419	5,031,815
Haier Smart Home, Cl H *	2,353,160	10,179,954
Hangzhou Robam Appliances, Cl A	148,032	878,120
Huayu Automotive Systems, Cl A	481,980	1,946,295
Huazhu Group ADR *	263,563	15,539,675
Jason Furniture Hangzhou, Cl A	92,700	1,150,089
JD Health International * (D)	461,020	7,182,245
JD.com ADR *	601,057	46,497,770
Jiumaojiu International Holdings	1,266,600	5,300,025
Joyoung, Cl A	116,900	574,709
Koolearn Technology Holding * (D)	625,200	1,202,610
Kuang-Chi Technologies, Cl A *	326,100	948,301
Li Auto ADR * (D)	249,040	4,916,050
Li Ning	2,793,300	22,801,421
Liaoning Cheng Da, Cl A	218,800	762,444
Meituan, Cl B *	1,381,850	53,019,088
Midea Group, Cl A	377,700	4,681,288
Minth Group	1,436,800	5,836,477
NavInfo, Cl A *	363,900	800,559
New Oriental Education & Technology Group ADR *	1,470,122	22,434,062
Ningbo Joyson Electronic, Cl A	205,900	577,113
Ningbo Tuopu Group, Cl A	160,135	839,252
NIO ADR ADR *	987,505	39,342,199
Offcn Education Technology, Cl A *	248,402	979,268
Oppein Home Group, Cl A	58,566	1,510,247
Pinduoduo ADR *	275,478	36,894,769
SAIC Motor, Cl A	1,228,300	3,809,271

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shandong Linglong Tyre, Cl A	218,434	$1,876,580
Shanghai Jinjiang International Hotels, Cl A	139,656	1,321,349
Shanghai Yuyuan Tourist Mart Group, Cl A	486,428	886,623
Shenzhen MTC, Cl A *	682,300	611,801
Shenzhen Overseas Chinese Town, Cl A	1,247,500	1,795,547
Shenzhou International Group Holdings	943,692	20,752,634
Songcheng Performance Development, Cl A	399,080	1,340,683
Suning.com, Cl A *	1,416,700	1,458,675
Suofeiya Home Collection, Cl A	60,500	272,366
TAL Education Group ADR *	344,598	19,624,856
TCL Technology Group, Cl A	2,216,105	3,083,467
Tongcheng-Elong Holdings *	2,277,600	5,712,438
Topsports International Holdings	3,133,800	4,236,582
Trip.com Group ADR *	588,561	23,000,964
Vipshop Holdings ADR *	578,305	17,794,445
Wangfujing Group, Cl A	118,000	609,123
Weifu High-Technology Group, Cl A	115,200	434,203
Wuchan Zhongda Group, Cl A	674,900	482,045
Xiamen Intretech, Cl A	105,740	665,008
XPeng ADR *	299,822	8,967,676
Yadea Group Holdings	2,650,900	5,802,262
Yum China Holdings	399,265	25,121,754
Zhejiang Semir Garment, Cl A	299,187	541,634
Zhejiang Supor, Cl A	76,926	896,708
Zhongsheng Group Holdings	1,196,200	9,063,696
TOTAL CHINA		684,080,436
TOTAL COMMON STOCK
(Cost $632,642,964)		684,080,436

The accompanying notes are an integral part of the financial statements.
13

hedule of Investments
April 30, 2021 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $9,035,425)	9,035,425	$9,035,425

REPURCHASE AGREEMENT(E) — 0.6%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $4,367,672 (collateralized by U.S. Treasury Obligations, ranging in par value $106,711 - $626,925, 1.500%, 02/15/2030, with a total market value of $4,456,236)

(Cost $4,367,672)	$4,367,672	4,367,672
TOTAL INVESTMENTS — 101.8%
(Cost $646,046,061)		$697,483,533

Percentages are based on Net Assets of $684,426,187.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $6,632,038 and represented 1.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $6,632,038 and represents 1.0% of Net Assets.

(D)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $12,798,481.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $13,403,097.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$677,448,398	$—	$6,632,038	$684,080,436
Short-Term Investment	9,035,425	—	—	9,035,425
Repurchase Agreement	—	4,367,672	—	4,367,672
Total Investments in Securities	$686,483,823	$4,367,672	$6,632,038	$697,483,533

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Staples ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 98.9%
Consumer Staples — 98.9%
Angel Yeast, Cl A	9,954	$90,363
Anhui Gujing Distillery, Cl A	4,426	155,552
Anhui Gujing Distillery, Cl B	18,500	248,363
Anhui Kouzi Distillery, Cl A	6,800	65,431
Beijing Dabeinong Technology Group, Cl A	101,000	127,258
Beijing Shunxin Agriculture, Cl A	8,830	67,778
Beijing Yanjing Brewery, Cl A	34,400	39,302
By-health, Cl A	18,100	91,502
C&S Paper, Cl A	14,000	66,750
Chacha Food, Cl A	5,200	43,371
China Feihe	198,700	566,665
China Mengniu Dairy	358,100	1,918,017
China Resources Beer Holdings	236,000	1,906,692
Chongqing Brewery, Cl A *	5,672	138,004
Chongqing Fuling Zhacai Group, Cl A *	9,500	58,674
Dali Foods Group	479,800	285,402
DaShenLin Pharmaceutical Group, Cl A	4,000	46,763
Foshan Haitian Flavouring & Food, Cl A	28,443	745,335
Fu Jian Anjoy Foods, Cl A	1,300	50,647
Fujian Sunner Development, Cl A	12,600	51,504
Guangdong Haid Group, Cl A	17,991	231,968
Heilongjiang Agriculture, Cl A	21,500	50,357
Henan Shuanghui Investment & Development, Cl A	41,440	234,737
Hengan International Group	116,800	757,178
Inner Mongolia Yili Industrial Group, Cl A	72,629	459,802
Jiangsu King’s Luck Brewery JSC, Cl A	14,400	118,947

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Jiangsu Yanghe Brewery Joint-Stock, Cl A	17,294	$514,675
Jiangxi Zhengbang Technology, Cl A	34,700	79,020
JiuGui Liquor, Cl A	1,750	53,763
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	9,400	67,837
Juewei Food, Cl A	7,600	101,410
Kweichow Moutai, Cl A	5,676	1,760,956
Laobaixing Pharmacy Chain JSC, Cl A	4,860	40,310
Luzhou Laojiao, Cl A	15,897	628,129
Muyuan Foods, Cl A	40,760	712,757
New Hope Liuhe, Cl A *	62,000	159,305
Nongfu Spring, Cl H	40,800	216,165
Proya Cosmetics, Cl A	1,950	55,093
Qianhe Condiment and Food, Cl A	5,600	28,483
RLX Technology ADR *	17,095	186,165
Sanquan Food, Cl A	7,600	23,382
Shanghai Bairun Investment Holding Group, Cl A	2,900	55,827
Shanghai Jahwa United, Cl A	8,100	73,883
Shanxi Xinghuacun Fen Wine Factory, Cl A	9,799	621,494
Sichuan Swellfun, Cl A	6,068	95,968
Smoore International Holdings	93,500	662,710
Sun Art Retail Group *	357,000	329,107
Tingyi Cayman Islands Holding	339,900	611,806
Toly Bread, Cl A	6,500	49,491
Tongwei, Cl A	54,200	295,201
Tsingtao Brewery, Cl A	8,100	113,967
Tsingtao Brewery, Cl H	82,000	744,317
Uni-President China Holdings	295,200	359,553
Want Want China Holdings	909,400	659,202
Wens Foodstuffs Group	81,244	180,742
Wuliangye Yibin, Cl A	37,798	1,665,406
Yifeng Pharmacy Chain, Cl A	6,362	88,373

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yihai International Holding	78,640	$766,469
Yihai Kerry Arawana Holdings, Cl A	9,500	115,410
Yonghui Superstores, Cl A	154,500	133,042
Yuan Longping High-tech Agriculture, Cl A *	15,800	41,281
TOTAL CHINA		20,907,061
HONG KONG— 1.0%
Consumer Staples — 1.0%
Vinda International Holdings	62,100	221,076
TOTAL COMMON STOCK
(Cost $16,759,134)		21,128,137
TOTAL INVESTMENTS — 99.9%
(Cost $16,759,134)		$21,128,137

Percentages are based on Net Assets of $21,140,800.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Health Care ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 92.9%
Health Care — 92.9%
3SBio *	193,700	$183,553
Aier Eye Hospital Group, Cl A	32,299	371,908
AK Medical Holdings	39,200	61,070
Alibaba Health Information Technology *	451,100	1,376,500
Apeloa Pharmaceutical, Cl A	7,200	34,618
Asymchem Laboratories Tianjin, Cl A	1,913	97,271
Autobio Diagnostics, Cl A	2,140	40,422
BeiGene ADR *	4,692	1,611,891
Beijing Tiantan Biological Products, Cl A	9,500	52,990
Betta Pharmaceuticals, Cl A	3,120	51,611
BGI Genomics, Cl A	2,683	53,603
CanSino Biologics, Cl H *	8,100	405,686
Changchun High & New Technology Industry Group, Cl A	2,878	221,400
Chengdu Kanghong Pharmaceutical Group, Cl A	4,500	15,020
China Medical System Holdings	193,800	449,140
China National Accord Medicines, Cl A	3,000	19,387
China National Medicines, Cl A	4,500	25,650
China Resources Pharmaceutical Group	266,900	180,411
China Resources Sanjiu Medical & Pharmaceutical, Cl A	7,100	27,430
China Traditional Chinese Medicine Holdings *	417,400	238,611
Chongqing Zhifei Biological Products, Cl A	11,183	389,776
CSPC Pharmaceutical Group	1,008,208	1,248,763
Da An Gene of Sun Yat-Sen University, Cl A	5,200	26,955
Dong-E-E-Jiao, Cl E	9,600	52,762

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Genscript Biotech *	147,600	$342,069
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	20,059	95,018
Guangzhou Kingmed Diagnostics Group, Cl A	3,150	70,258
Guangzhou Wondfo Biotech, Cl A	2,300	36,066
Hangzhou Tigermed Consulting, Cl A	5,566	134,676
Hangzhou Tigermed Consulting, Cl H	12,520	245,988
Hansoh Pharmaceutical Group	138,100	596,542
Huadong Medicine, Cl A	22,011	179,127
Hualan Biological Engineering, Cl A	15,270	99,339
Hubei Jumpcan Pharmaceutical, Cl A	5,300	15,798
Humanwell Healthcare Group, Cl A	10,300	52,421
Innovent Biologics *	113,100	1,229,023
Intco Medical Technology, Cl A	2,050	54,052
Jafron Biomedical, Cl A	5,900	88,021
Jiangsu Hengrui Medicine, Cl A	38,227	497,019
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,200	30,481
Jilin Aodong Pharmaceutical Group, Cl A	7,800	18,353
Jinxin Fertility Group *	139,500	359,219
Jinyu Bio-Technology, Cl A	7,900	26,649
Joincare Pharmaceutical Group Industry, Cl A	12,300	27,953
Jointown Pharmaceutical Group, Cl A	26,670	69,887
Lepu Medical Technology Beijing, Cl A	15,101	74,917
Livzon Pharmaceutical Group, Cl A	3,700	26,885
Maccura Biotechnology, Cl A	3,700	27,194
Meinian Onehealth Healthcare Holdings, Cl A *	53,620	101,962
Microport Scientific	74,200	535,947
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	5,020	35,739
Ovctek China, Cl A	3,832	68,816
Pharmaron Beijing, Cl H	12,950	268,609
Ping An Healthcare and Technology *	59,200	693,614

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shandong Buchang Pharmaceuticals, Cl A	16,687	$58,922
Shandong Pharmaceutical Glass	4,000	25,329
Shandong Weigao Group Medical Polymer, Cl H	289,000	648,189
Shanghai Fosun Pharmaceutical Group, Cl A	16,974	158,080
Shanghai Fosun Pharmaceutical Group, Cl H	68,800	437,150
Shanghai Pharmaceuticals Holding, Cl A	14,800	51,207
Shanghai Pharmaceuticals Holding, Cl H	111,700	254,267
Shanghai RAAS Blood Products, Cl A	34,300	42,369
Shenzhen Hepalink Pharmaceutical Group, Cl A	7,800	19,535
Shenzhen Kangtai Biological Products, Cl A	5,393	150,659
Shenzhen Mindray Bio-Medical Electronics, Cl A	7,561	545,127
Shenzhen Salubris Pharmaceuticals, Cl A *	12,300	69,578
Shijiazhuang Yiling Pharmaceutical, Cl A	10,591	45,928
Sichuan Kelun Pharmaceutical, Cl A	20,300	68,197
Sinopharm Group, Cl H	163,700	507,950
Tianjin Chase Sun Pharmaceutical, Cl A	21,400	14,458
Tonghua Dongbao Pharmaceutical, Cl A	29,705	60,849
Topchoice Medical, Cl A *	2,330	112,820
Walvax Biotechnology, Cl A	12,300	118,848
Winning Health Technology Group, Cl A	15,670	36,702
WuXi AppTec, Cl A	17,220	422,623
WuXi AppTec, Cl H	33,180	784,767
Wuxi Biologics Cayman *	141,980	2,001,688
Yifan Pharmaceutical, Cl A	9,500	26,275
Yunnan Baiyao Group, Cl A	11,510	191,378
Zai Lab ADR *	8,357	1,389,018
Zhangzhou Pientzehuang Pharmaceutical, Cl A	5,676	297,746
Zhejiang Huahai Pharmaceutical, Cl A	10,610	35,627
Zhejiang NHU, Cl A	17,400	105,207
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	4,123	46,767

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$22,065,330
HONG KONG— 7.0%
Health Care — 7.0%
Hutchison China MediTech ADR *	9,456	267,510
Sino Biopharmaceutical	1,161,300	1,251,482
SSY Group	248,700	153,379
TOTAL HONG KONG		1,672,371
TOTAL COMMON STOCK
(Cost $20,189,736)		23,737,701
TOTAL INVESTMENTS — 99.9%
(Cost $20,189,736)		$23,737,701

Percentages are based on Net Assets of $23,759,492.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Financials ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Financials — 99.9%
Agricultural Bank of China, Cl A	858,200	$424,566
Agricultural Bank of China, Cl H	5,686,088	2,210,933
Avic Capital, Cl A *	186,400	111,811
Bank of Beijing, Cl A	293,500	215,984
Bank of Chengdu, Cl A	87,500	161,382
Bank of China Ltd., Cl A	468,800	235,547
Bank of China Ltd., Cl H	14,443,234	5,746,164
Bank of Communications, Cl A	481,300	357,905
Bank of Communications, Cl H	2,199,071	1,407,183
Bank of Hangzhou, Cl A	105,245	269,118
Bank of Jiangsu, Cl A	231,030	252,519
Bank of Nanjing, Cl A	144,884	205,398
Bank of Ningbo, Cl A	76,800	501,405
Bank of Shanghai, Cl A	186,798	236,228
Caitong Securities, Cl A	76,300	117,841
Changjiang Securities, Cl A	110,600	123,794
China Bohai Bank, Cl H	526,100	237,755
China Cinda Asset Management, Cl H	3,383,600	666,539
China CITIC Bank Corp Ltd., Cl H	2,343,322	1,227,952
China Construction Bank, Cl A	17,100	17,792
China Construction Bank, Cl H	8,192,026	6,486,666
China Everbright	405,300	485,305
China Everbright Bank, Cl A	498,600	291,374
China Everbright Bank, Cl H	1,486,200	621,893
China Galaxy Securities, Cl A	82,600	127,443
China Galaxy Securities, Cl H	1,209,400	720,951
China Great Wall Securities, Cl A	51,000	79,397

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Huarong Asset Management, Cl H (A)(B)(C)	3,326,000	$386,778
China International Capital, Cl A	12,000	92,630
China International Capital, Cl H	375,800	944,478
China Life Insurance, Cl A	40,202	205,536
China Life Insurance, Cl H	1,270,740	2,588,322
China Merchants Bank, Cl A	166,929	1,360,031
China Merchants Bank, Cl H	614,634	4,957,843
China Merchants Securities, Cl A	99,330	287,470
China Minsheng Banking, Cl A	433,800	315,206
China Minsheng Banking, Cl H	1,616,526	830,445
China Pacific Insurance Group, Cl A	80,900	411,357
China Pacific Insurance Group, Cl H	578,312	2,092,298
China Taiping Insurance Holdings	482,930	897,856
China Zheshang Bank, Cl A	263,200	160,727
Chongqing Rural Commercial Bank, Cl A	180,400	115,742
Chongqing Rural Commercial Bank, Cl H	1,299,400	552,093
CITIC Securities, Cl A	123,300	454,630
CITIC Securities, Cl H	534,196	1,288,918
CSC Financial, Cl A	38,900	172,058
Dongxing Securities, Cl A	58,800	93,722
East Money Information, Cl A	100,540	501,118
Everbright Securities, Cl A	78,557	182,051
Far East Horizon	705,600	808,544
First Capital Securities, Cl A	131,900	133,157
Founder Securities, Cl A	134,200	191,082
GF Securities Ltd., Cl A	85,100	195,372
GF Securities Ltd., Cl H	483,700	701,245
Guangzhou Yuexiu Financial Holdings Group, Cl A	45,500	90,671
Guolian Securities, Cl A	41,500	89,052
Guosen Securities, Cl A	80,245	130,261
Guotai Junan Securities, Cl A	96,744	247,680

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Guoyuan Securities, Cl A	98,220	$116,619
Haitong Securities Ltd., Cl A	133,600	228,644
Haitong Securities Ltd., Cl H	870,800	779,217
Hithink RoyalFlush Information Network, Cl A	7,920	132,972
Huaan Securities Ltd., Cl A	97,100	91,420
Huatai Securities Ltd., Cl A	94,700	233,077
Huatai Securities Ltd., Cl H	465,100	664,698
Huaxi Securities, Cl A	75,400	108,874
Huaxia Bank, Cl A	186,100	179,530
Hubei Biocause Pharmaceutical, Cl A	155,900	92,070
Industrial & Commercial Bank of China, Cl A	291,300	231,028
Industrial & Commercial Bank of China, Cl H	9,849,137	6,416,582
Industrial Bank, Cl A	239,400	804,619
Industrial Securities, Cl A	126,300	177,490
Jiangsu Changshu Rural Commercial Bank, Cl A	83,500	89,588
Lufax Holding ADR *	31,951	380,217
Nanjing Securities, Cl A	76,800	116,476
New China Life Insurance C, Cl A	31,817	239,106
New China Life Insurance C, Cl H	228,511	881,169
Noah Holdings ADR *	15,142	667,005
Northeast Securities, Cl A	74,700	94,929
Oceanwide Holdings, Cl A *	171,600	72,955
Orient Securities, Cl A	97,600	132,933
Pacific Securities, Cl A *	183,600	105,306
People’s Insurance Group of China, Cl A	121,900	114,204
People’s Insurance Group of China, Cl H	2,570,300	880,279
PICC Property & Casualty, Cl H	1,563,163	1,535,620
Ping An Bank, Cl A	6,100	21,964
Ping An Insurance Group of China, Cl A	1,600	17,934
Ping An Insurance Group of China, Cl H	571,014	6,245,471
Postal Savings Bank of China, Cl A	327,800	257,949

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Postal Savings Bank of China, Cl H	2,076,300	$1,352,682
Qingdao Rural Commercial Bank, Cl A	142,100	94,245
SDIC Capital, Cl A	76,400	152,957
Sealand Securities, Cl A	141,610	92,169
Shanghai Pudong Development Bank, Cl A	345,914	537,453
Shanxi Securities, Cl A	99,340	102,744
Shenwan Hongyuan Group, Cl A	311,500	217,672
Sinolink Securities, Cl A	78,300	146,351
SooChow Securities, Cl A	94,480	115,684
Southwest Securities, Cl A	175,300	121,955
Tianfeng Securities, Cl A	133,800	97,428
Western Securities, Cl A	96,500	125,765
Zheshang Securities, Cl A *	60,800	106,968
ZhongAn Online P&C Insurance, Cl H *	124,200	735,588
TOTAL CHINA		71,128,824
TOTAL COMMON STOCK
(Cost $73,157,505)		71,128,824
TOTAL INVESTMENTS — 99.9%
(Cost $73,157,505)		$71,128,824
Percentages are based on Net Assets of $71,170,992.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $386,778 and represented 0.5% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $386,778 and represents 0.5% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Financials ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$70,742,046	$—	$386,778	$71,128,824
Total Investments in Securities	$70,742,046	$—	$386,778	$71,128,824

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Information Technology ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 94.8%
Information Technology — 94.8%
21Vianet Group ADR *	17,550	$489,821
360 Security Technology, Cl A *	62,959	122,738
AAC Technologies Holdings	203,800	1,134,869
Accelink Technologies, Cl A	7,700	26,463
Addsino, Cl A	20,500	53,878
AVIC Jonhon Optronic Technology, Cl A	14,700	154,946
Beijing BDStar Navigation, Cl A *	5,100	32,027
Beijing E-Hualu Information Technology, Cl A *	7,140	27,143
Beijing Shiji Information Technology, Cl A	24,800	109,462
Beijing Sinnet Technology, Cl A	18,100	39,455
Beijing Thunisoft, Cl A	8,500	23,522
BOE Technology Group, Cl A	604,200	684,686
BYD Electronic International	183,600	977,470
Chaozhou Three-Circle Group, Cl A	40,089	268,361
China Greatwall Technology Group, Cl A	38,000	69,381
China National Software & Service, Cl A	6,400	45,692
China TransInfo Technology, Cl A	18,800	43,510
Daqo New Energy ADR *	10,756	865,750
DHC Software, Cl A	84,200	88,908
Fiberhome Telecommunication Technologies, Cl A	13,600	37,530
Foxconn Industrial Internet, Cl A	89,550	190,498
GCL System Integration Technology, Cl A *	97,700	46,974
GDS Holdings ADR *	21,228	1,761,288
Gigadevice Semiconductor Beijing, Cl A	6,424	191,905
GoerTek, Cl A	87,700	511,149
GRG Banking Equipment, Cl A	30,100	60,122

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Guangzhou Haige Communications Group, Cl A	60,800	$93,338
Guangzhou Shiyuan Electronic Technology, Cl A	9,100	187,561
Hangzhou First Applied Material, Cl A	8,400	118,773
Hangzhou Silan Microelectronics, Cl A	15,000	83,507
Hengtong Optic-electric, Cl A	63,600	113,762
Hua Hong Semiconductor *	151,200	945,140
Huagong Tech, Cl A	11,600	36,190
Hundsun Technologies, Cl A	28,281	401,763
Iflytek	49,550	390,449
Ingenic Semiconductor, Cl A	4,500	49,047
Inspur Electronic Information Industry, Cl A	18,652	77,885
JA Solar Technology, Cl A	13,200	53,160
JCET Group, Cl A	19,700	112,078
Kingboard Holdings	203,500	1,205,251
Kingdee International Software Group *	566,700	1,875,173
Kingsoft	202,000	1,430,438
Kingsoft Cloud Holdings ADR *	12,350	542,412
Lakala Payment, Cl A	9,400	47,462
Lenovo Group	1,727,900	2,375,992
Lens Technology, Cl A	92,000	371,650
Leyard Optoelectronic, Cl A	32,600	36,136
Lingyi iTech Guangdong, Cl A	85,897	109,424
LONGi Green Energy Technology, Cl A	63,155	970,511
Luxshare Precision Industry, Cl A	125,852	719,115
Maxscend Microelectronics, Cl A	3,339	220,533
Ming Yuan Cloud Group Holdings *	80,200	372,766
NAURA Technology Group, Cl A	6,608	169,196
Ninestar, Cl A	27,970	109,746
OFILM Group, Cl A	75,300	98,718
Sanan Optoelectronics, Cl A	109,900	426,460
Sangfor Technologies, Cl A	5,410	228,742

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SG Micro, Cl A	1,900	$77,047
Shanghai Baosight Software, Cl A	11,100	108,797
Shengyi Technology, Cl A	30,200	108,925
Shennan Circuits, Cl A	6,582	80,775
Shenzhen Goodix Technology, Cl A	5,750	101,162
Shenzhen Kaifa Technology, Cl A	16,700	44,588
Shenzhen SC New Energy Technology, Cl A	3,600	61,477
Shenzhen Sunway Communication, Cl A	11,800	51,280
Sunny Optical Technology Group	139,780	3,408,631
Suzhou Dongshan Precision Manufacturing, Cl A	40,300	108,657
Thunder Software Technology, Cl A	5,200	108,006
Tianjin 712 Communication & Broadcasting, Cl A	9,300	44,370
Tianjin Zhonghuan Semiconductor, Cl A	40,300	172,144
Tianma Microelectronics, Cl A	67,900	145,912
Tianshui Huatian Technology, Cl A	33,300	65,896
TongFu Microelectronics, Cl A	15,500	51,209
Travelsky Technology, Cl H	319,200	701,127
Unigroup Guoxin Microelectronics, Cl A	8,100	146,651
Unisplendour, Cl A	38,113	107,651
Universal Scientific Industrial Shanghai, Cl A	16,700	41,825
Visionox Technology, Cl A *	15,700	22,816
Wangsu Science & Technology, Cl A	61,800	53,026
Weimob *	328,300	725,343
Will Semiconductor Shanghai, Cl A	11,819	552,748
Wingtech Technology, Cl A	16,540	218,118
Wuhan Guide Infrared, Cl A	20,970	113,046
Wuhu Token Science, Cl A	27,400	32,024
WUS Printed Circuit Kunshan, Cl A	20,800	46,563
Wuxi Lead Intelligent Equipment, Cl A	21,070	287,954
Wuxi Taiji Industry, Cl A	23,200	27,869
Xiaomi, Cl B *	1,121,500	3,552,136

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	997,000	$1,668,758
Yealink Network Technology, Cl A	10,100	109,317
Yonyou Network Technology, Cl A	63,156	324,160
Zhejiang Dahua Technology, Cl A	83,093	301,369
Zhejiang Jingsheng Mechanical & Electrical, Cl A	16,900	101,060
Zhongji Innolight, Cl A	8,900	47,071
ZTE, Cl A	72,431	324,175
ZTE, Cl H	241,400	604,211
TOTAL CHINA		36,877,820
HONG KONG— 5.1%
Information Technology — 5.1%
China Youzan *	3,164,100	1,022,537
Kingboard Laminates Holdings	387,800	969,644
TOTAL HONG KONG		1,992,181
TOTAL COMMON STOCK
(Cost $34,313,519)		38,870,001
TOTAL INVESTMENTS — 99.9%
(Cost $34,313,519)		$38,870,001

Percentages are based on Net Assets of $38,896,784.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Communication Services ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 96.9%
Communication Services — 96.9%
Autohome ADR	6,490	$601,818
Baidu ADR *	5,840	1,228,327
Beijing Enlight Media, Cl A	259,900	522,745
Beijing Kunlun Tech, Cl A	103,800	297,679
Bilibili ADR *	10,933	1,212,032
China Film, Cl A *	137,681	300,975
China Literature *	200	2,086
China South Publishing & Media Group, Cl A	158,872	250,772
China Tower, Cl H	5,069,700	731,064
DouYu International Holdings ADR *	32,558	296,603
Focus Media Information Technology, Cl A	341,700	569,469
G-bits Network Technology Xiamen, Cl A	6,364	450,611
Giant Network Group, Cl A	149,300	316,218
HUYA ADR * (A)	19,155	337,511
iQIYI ADR *	30,414	447,390
JOYY ADR	6,410	609,335
Kuaishou Technology, Cl B *	16,500	558,721
Leo Group, Cl A	597,700	227,313
Mango Excellent Media, Cl A	49,320	518,869
Momo ADR *	32,713	479,572
NanJi E-Commerce, Cl A	217,300	271,442
NetEase ADR	15,005	1,681,460

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Oriental Pearl Group, Cl A	302,500	$411,543
Perfect World, Cl A	159,110	524,189
Tencent Holdings	19,715	1,581,393
Tencent Music Entertainment Group ADR *	217	3,780
Weibo ADR *	10,939	551,326
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	129,851	442,851
Zhejiang Century Huatong Group, Cl A *	609,120	624,343
		16,051,437
Information Technology — 0.0%
National Agricultural Holdings *(B)(C)(D)	204,200	3
TOTAL CHINA		16,051,440
HONG KONG— 3.0%
Communication Services — 3.0%
Alibaba Pictures Group *	3,419,300	497,474
TOTAL COMMON STOCK
(Cost $14,446,439)		16,548,914

SHORT-TERM INVESTMENT(E)(F) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $96,384)	96,384	96,384

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Communication Services ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 1.0%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $170,322 (collateralized by U.S. Treasury Obligations, ranging in par value $4,161 - $24,448, 1.500%, 02/15/2030, with a total market value of $173,778)

(Cost $170,322)	$170,322	$170,322
TOTAL INVESTMENTS — 101.5%
(Cost $14,713,145)		$16,815,620

Percentages are based on Net Assets of $16,571,848.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $253,129.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $3 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $3 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $266,706.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,548,911	$—	$3	$16,548,914
Short-Term Investment	96,384	—	—	96,384
Repurchase Agreement	—	170,322	—	170,322
Total Investments in Securities	$16,645,295	$170,322	$3	$16,815,620

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Utilities ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 100.0%
Utilities — 100.0%
Beijing Enterprises Holdings	21,400	$69,985
Beijing Enterprises Water Group	177,600	67,913
CGN Power, Cl H	327,400	75,455
China Gas Holdings	38,590	139,368
China Longyuan Power Group, Cl H	72,900	107,375
China National Nuclear Power, Cl A	84,200	67,950
China Power International Development	304,900	69,877
China Resources Gas Group	28,320	153,690
China Resources Power Holdings	67,050	88,055
China Yangtze Power, Cl A	23,900	73,787
ENN Energy Holdings	9,030	153,932
Guangdong Investment	84,060	129,443
Huadian Power International, Cl A	55,000	28,910
Huaneng Power International, Cl A	40,800	26,618
Huaneng Power International, Cl H	147,700	53,247
Kunlun Energy	72,460	77,807
Luenmei Quantum, Cl A	12,300	17,285
SDIC Power Holdings, Cl A	46,300	70,864
Shanghai Electric Power, Cl A	21,200	23,074
Shenergy, Cl A	39,800	34,888
Shenzhen Energy Group, Cl A	32,180	42,138
Sichuan Chuantou Energy, Cl A	34,000	59,187
TOTAL CHINA		1,630,848
TOTAL COMMON STOCK
(Cost $1,476,820)		1,630,848
TOTAL INVESTMENTS — 100.0%
(Cost $1,476,820)		$1,630,848

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Utilities ETF

Percentages are based on Net Assets of $1,631,120.
Cl — Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Real Estate ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 100.0%
CHINA— 100.0%
Real Estate — 100.0%
Agile Group Holdings	69,600	$109,147
China Aoyuan Group	72,300	75,215
China Evergrande Group	93,400	158,255
China Fortune Land Development, Cl A *	13,520	11,642
China Jinmao Holdings Group	288,200	109,464
China Merchants Property Operation & Service, Cl A	3,500	11,417
China Merchants Shekou Industrial Zone Holdings, Cl A	22,500	40,420
China Overseas Land & Investment	175,700	444,744
China Overseas Property Holdings	62,600	63,512
China Resources Land	112,500	527,966
China Vanke, Cl A	5,700	24,824
China Vanke, Cl H	52,800	184,909
CIFI Holdings Group	169,300	151,494
Country Garden Holdings	355,700	423,624
Financial Street Holdings, Cl A	19,300	18,499
Gemdale, Cl A	20,400	37,089
Greenland Holdings Group, Cl A	35,100	30,768
Greentown China Holdings	40,500	48,807
Guangzhou R&F Properties	100,400	128,492
Hopson Development Holdings	30,400	119,575
Jiangsu Zhongnan Construction Group, Cl A	11,600	12,697
Jinke Properties Group, Cl A	28,800	29,386
Kaisa Group Holdings	173,742	75,610
KE Holdings ADR *	3,405	177,230
KWG Group Holdings	68,900	110,711
Logan Property Holdings	74,800	119,035

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Longfor Group Holdings	81,100	$505,907
Poly Developments and Holdings Group, Cl A	34,053	73,704
Poly Property Services, Cl H	5,400	39,526
RiseSun Real Estate Development, Cl A	22,500	21,427
Seazen Group	120,800	129,092
Seazen Holdings, Cl A	7,700	53,616
Shanghai Lingang Holdings, Cl A	4,300	13,681
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	74,885	67,621
Shanghai Zhangjiang High-Tech Park Development, Cl A	6,800	19,102
Shenzhen Investment	203,700	74,747
Shimao Group Holdings	56,900	164,835
Sunac China Holdings	116,700	454,518
Wharf Holdings	81,500	247,642
Xinhu Zhongbao, Cl A	55,700	26,522
Yango Group, Cl A	13,000	11,516
Youngor Group, Cl A	14,000	16,081
Yuexiu Property	430,100	99,677
Zhenro Properties Group	71,900	48,508
Zhongtian Financial Group, Cl A *	23,300	9,978
TOTAL CHINA		5,322,232
TOTAL COMMON STOCK
(Cost $5,623,285)		5,322,232
TOTAL INVESTMENTS — 100.0%
(Cost $5,623,285)		$5,322,232

Percentages are based on Net Assets of $5,324,413.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

Sector Weigtings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Communication Services — 15.3%
Baidu ADR *	1,538	$323,488
Bilibili ADR *	712	78,932
NetEase ADR	2,648	296,735
Tencent Holdings	12,933	1,037,391
		1,736,546
Consumer Discretionary — 36.1%
Alibaba Group Holding ADR *	4,609	1,064,448
ANTA Sports Products	8,200	147,280
BYD, Cl A	2,947	72,245
China Tourism Group Duty Free, Cl A	3,558	171,614
Geely Automobile Holdings	39,000	101,180
JD.com ADR *	4,916	380,302
Meituan, Cl B *	18,189	697,879
Midea Group, Cl A	4,600	57,013
New Oriental Education & Technology Group ADR *	11,720	178,847
NIO ADR *	7,519	299,557
Pinduoduo ADR *	1,889	252,994
Shenzhou International Group Holdings	7,500	164,932

The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TAL Education Group ADR *	2,800	$159,460
Trip.com Group ADR *	3,936	153,819
Yum China Holdings	3,227	203,043
		4,104,613
Consumer Staples — 13.5%
China Mengniu Dairy	26,800	143,543
Foshan Haitian Flavouring & Food, Cl A	6,040	158,276
Kweichow Moutai, Cl A	2,014	624,835
Luzhou Laojiao, Cl A	2,400	94,830
Muyuan Foods, Cl A	6,980	122,057
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,200	76,109
Wuliangye Yibin, Cl A	7,138	314,505
		1,534,155
Financials — 17.3%
Bank of China Ltd., Cl H	572,000	227,567
China Construction Bank, Cl H	555,300	439,701
China Life Insurance, Cl H	61,750	125,776
China Merchants Bank, Cl H	28,450	229,487
Industrial & Commercial Bank of China, Cl H	405,000	263,852
Industrial Bank, Cl A	41,433	139,256
Ping An Bank, Cl A	41,264	148,576
Ping An Insurance Group of China, Cl H	35,340	386,532
		1,960,747
Health Care — 6.6%
Aier Eye Hospital Group, Cl A	5,600	64,481
BeiGene ADR *	204	70,082
Jiangsu Hengrui Medicine, Cl A	10,896	141,667
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,227	160,561
WuXi AppTec, Cl A	2,900	71,173
Wuxi Biologics Cayman *	17,340	244,467
		752,431
Industrials — 4.2%
Contemporary Amperex Technology, Cl A	4,663	279,830

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sany Heavy Industry, Cl A	11,500	$54,901
SF Holding, Cl A	6,100	60,685
ZTO Express Cayman ADR *	2,618	84,195
		479,611
Information Technology — 5.0%
LONGi Green Energy Technology, Cl A	5,200	79,909
Luxshare Precision Industry, Cl A	15,199	86,847
Sunny Optical Technology Group	6,210	151,435
Xiaomi, Cl B *	79,400	251,484
		569,675
Materials — 0.7%
Wanhua Chemical Group, Cl A	5,200	82,594
Utilities — 1.2%
China Yangtze Power, Cl A	43,584	134,559
TOTAL CHINA		11,354,931
TOTAL COMMON STOCK
(Cost $10,015,218)		11,354,931
TOTAL INVESTMENTS — 99.9%
(Cost $10,015,218)		$11,354,931

Percentages are based on Net Assets of $11,366,209.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Greece ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 99.9%
GREECE— 95.9%
Communication Services — 16.0%
Hellenic Telecommunications Organization	1,558,547	$26,472,972
Consumer Discretionary — 20.6%
FF Group *(A)(B)(C)	452,712	5,450
FF Group ADR *(A)(B)(C)	200,300	2,411
JUMBO *	570,236	10,674,335
JUMBO ADR (D)	140,000	2,620,688
OPAP	1,077,900	16,544,149
OPAP ADR (D)	544,900	4,250,220
		34,097,253
Consumer Staples — 1.8%
Sarantis	279,095	2,996,903
Energy — 9.2%
GasLog (D)	524,657	3,048,257
Hellenic Petroleum	525,907	3,659,254

The accompanying notes are an integral part of the financial statements.
42

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Motor Oil Hellas Corinth Refineries *	367,723	$5,688,264
Motor Oil Hellas Corinth Refineries ADR	183,300	1,417,716
Tsakos Energy Navigation (D)	163,911	1,516,177
		15,329,668
Financials — 22.8%
Alpha Services and Holdings *	6,667,734	10,595,172
Eurobank Ergasias Services and Holdings *	16,944,202	16,028,354
Hellenic Exchanges - Athens Stock Exchange	555,739	2,749,593
National Bank of Greece *	2,570,917	8,000,265
Piraeus Financial Holdings *(D)	160,233	418,569
		37,791,953
Industrials — 10.6%
Aegean Airlines *	334,049	2,135,308
Ellaktor *	1,369,986	2,226,413
GEK Terna Holding Real Estate Construction *	458,429	5,540,661
Mytilineos	327,980	6,115,818
Mytilineos ADR	81,200	1,514,128
		17,532,328
Real Estate — 3.1%
LAMDA Development *	570,767	5,111,962
Utilities — 11.9%
Athens Water Supply & Sewage	377,495	3,867,199
Holding ADMIE IPTO	1,030,645	3,331,265
Public Power * (D)	638,284	7,234,193
Terna Energy	355,909	5,355,559
		19,788,216
TOTAL GREECE		159,121,255
UNITED STATES— 3.9%
Materials — 3.9%
Titan Cement International	320,515	6,497,499
TOTAL COMMON STOCK
(Cost $175,073,890)		165,618,754

The accompanying notes are an integral part of the financial statements.
43

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Greece ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,237,215)	5,237,215	$5,237,215

REPURCHASE AGREEMENT(E) — 4.4%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $7,307,165 (collateralized by U.S. Treasury Obligations, ranging in par value $178,529 - $1,048,852, 1.500%, 02/15/2030, with a total market value of $7,455,330)

(Cost $7,307,165)	$7,307,165	7,307,165
TOTAL INVESTMENTS — 107.4%
(Cost $187,618,270)		$178,163,134

Percentages are based on Net Assets of $165,822,833.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $7,861 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $7,861 and represents 0.0% of Net Assets.

(D)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $9,662,010.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $12,544,380.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
44

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$20,864,685	$144,746,208	$7,861	$165,618,754
Short-Term Investment	5,237,215	—	—	5,237,215
Repurchase Agreement	—	7,307,165	—	7,307,165
Total Investments in Securities	$26,101,900	$152,053,373	$7,861	$178,163,134

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
45

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Norway ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL— 5.2%
Materials — 5.2%
Yara International	44,887	$2,348,569
FAROE ISLANDS— 2.2%
Consumer Staples — 2.2%
Bakkafrost P/F	12,867	1,023,078
FRANCE— 2.5%
Communication Services — 2.5%
Adevinta, Cl B *	61,572	1,130,176
NORWAY— 88.1%
Communication Services — 11.6%
Schibsted, Cl A	19,348	976,692
Schibsted, Cl B	25,086	1,102,091
Telenor	180,061	3,217,310
		5,296,093
Consumer Discretionary — 0.8%
Europris	42,599	290,977
XXL *	35,085	91,469
		382,446

The accompanying notes are an integral part of the financial statements.
46

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 15.4%
Austevoll Seafood	23,283	$298,177
Grieg Seafood *	12,761	127,100
Leroy Seafood Group	76,202	701,100
Mowi	113,148	2,800,032
Norway Royal Salmon	3,535	84,161
Orkla	193,522	1,978,964
Salmar	14,501	1,008,483
		6,998,017
Energy — 13.6%
BW Offshore	24,830	100,059
DNO International *	123,820	146,083
Equinor	251,328	5,127,476
FLEX LNG	8,353	98,830
Frontline *	25,170	193,163
Ocean Yield	15,378	55,269
TGS Nopec Geophysical	29,991	457,543
		6,178,423
Financials — 22.5%
Aker, Cl A	6,652	497,607
DnB	239,204	5,155,085
Gjensidige Forsikring	51,205	1,167,616
Norwegian Finance Holding	33,376	369,184
Protector Forsikring	18,637	213,105
Sbanken	21,238	264,830
Sparebank 1 Nord Norge	24,317	243,808
Sparebank 1 Oestlandet	10,296	143,754
SpareBank 1 SMN	33,178	448,858
SpareBank 1 SR-Bank	45,783	594,040
Storebrand	119,755	1,149,666
		10,247,553
Industrials — 9.2%
Bonheur	5,407	145,780
Golden Ocean Group *	23,683	204,955

The accompanying notes are an integral part of the financial statements.
47

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hexagon Composites *	28,233	$166,512
Kongsberg Gruppen	23,366	590,604
NEL, Cl A *	360,381	1,048,845
Stolt-Nielsen	6,491	97,816
TOMRA Systems	28,491	1,429,317
Veidekke	27,582	424,941
Wallenius Wilhelmsen, Cl B *	27,027	90,695
		4,199,465
Information Technology — 3.8%
Atea	21,099	405,310
Crayon Group Holding *	9,301	151,244
Nordic Semiconductor *	39,555	980,758
Pexip Holding *	18,130	190,286
		1,727,598
Materials — 6.6%
Borregaard	24,286	536,103
Elkem	66,725	246,559
Norsk Hydro	346,409	2,216,497
		2,999,159
Real Estate — 2.4%
Entra	44,287	1,002,137
Selvaag Bolig	10,644	78,278
		1,080,415
Utilities — 2.2%
Fjordkraft Holding	24,745	185,702
Scatec	30,394	821,291
		1,006,993
TOTAL NORWAY		40,116,162
SINGAPORE— 0.4%
Energy — 0.4%
BW LPG	19,826	147,117
Hafnia *	26,604	57,254
TOTAL SINGAPORE		204,371

The accompanying notes are an integral part of the financial statements.
48

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.3%
Energy — 1.3%
Subsea 7 *	57,554	$585,225
TOTAL COMMON STOCK
(Cost $42,661,515)		45,407,581
TOTAL INVESTMENTS — 99.7%
(Cost $42,661,515)		$45,407,581

Percentages are based on Net Assets of $45,533,406.
*	Non-income producing security.

Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
49

Schedule of Investments		April 30, 2021 (Unaudited)
Global X DAX Germany ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.0%
GERMANY— 82.5%
Communication Services — 4.4%
Deutsche Telekom	90,476	$1,742,646
Consumer Discretionary — 19.8%
adidas	4,914	1,519,394
Allianz	11,188	2,914,510
Bayerische Motoren Werke	8,740	877,472
Continental *	2,974	403,264
Daimler	23,159	2,064,432
		7,779,072
Financials — 7.1%
Deutsche Bank *	55,751	778,917
Deutsche Boerse	5,007	863,733
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,939	1,141,110
		2,783,760
Health Care — 8.6%
Bayer	27,624	1,789,724
Fresenius & KGaA	11,131	547,773
Fresenius Medical Care & KGaA	5,369	427,607

The accompanying notes are an integral part of the financial statements.
50

Schedule of Investments		April 30, 2021 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merck KGaA	3,518	$618,943
		3,384,047
Industrials — 14.7%
Deutsche Post	26,694	1,573,137
MTU Aero Engines	1,457	368,153
Siemens	20,317	3,395,216
Siemens Energy *	12,663	423,777
		5,760,283
Information Technology — 13.8%
Infineon Technologies	35,253	1,424,422
SAP	28,334	3,982,517
		5,406,939
Materials — 6.9%
BASF	24,915	2,011,915
Covestro	5,322	348,650
HeidelbergCement	4,058	372,338
		2,732,903
Real Estate — 3.7%
Deutsche Wohnen	8,628	467,389
Vonovia	14,805	973,811
		1,441,200
Utilities — 3.5%
E.ON	56,322	679,769
RWE	18,728	711,065
		1,390,834
TOTAL GERMANY		32,421,684
SAUDI ARABIA— 2.3%
Consumer Discretionary — 2.3%
Delivery Hero *	5,615	892,573

The accompanying notes are an integral part of the financial statements.
51

Schedule of Investments		April 30, 2021 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 10.2%
Materials — 10.2%
Linde	14,041	$4,017,751
TOTAL COMMON STOCK
(Cost $32,389,827)		37,332,008

PREFERRED STOCK — 4.7%
GERMANY— 4.7%
Consumer Discretionary — 3.3%
Volkswagen (A)	4,971	1,296,757
Consumer Staples — 1.4%
Henkel & KGaA (A)	4,788	550,790
TOTAL GERMANY		1,847,547
TOTAL PREFERRED STOCK
(Cost $1,515,414)		1,847,547
TOTAL INVESTMENTS — 99.7%
(Cost $33,905,241)		$39,179,555

Percentages are based on Net Assets of $39,298,192.
*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
52

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Portugal ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 3.6%
Industrials — 3.6%
Fosun International	381,490	$549,136
PORTUGAL— 90.5%
Communication Services — 6.3%
NOS SGPS	197,355	749,317
Pharol SGPS * (A)	1,039,154	128,596
Sonaecom	49,336	95,025
		972,938
Consumer Discretionary — 1.1%
Ibersol SGPS *	22,526	173,006
Consumer Staples — 9.8%
Jeronimo Martins	42,397	775,262
Sonae	782,074	734,342
		1,509,604

The accompanying notes are an integral part of the financial statements.
53

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Energy — 19.2%
Galp Energia	256,530	$2,967,682
Financials — 4.3%
Banco Comercial Portugues, Cl R *	4,452,769	667,353
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		667,366
Industrials — 7.0%
CTT-Correios de Portugal	188,052	859,104
Mota-Engil *	130,112	218,811
		1,077,915
Information Technology — 0.6%
Novabase SGPS *	19,943	96,750
Materials — 17.5%
Altri	94,957	743,012
Corticeira Amorim SGPS	51,166	624,562
Navigator	203,774	688,323
Ramada Investimentos E Industria (A)	10,025	89,063
Semapa-Sociedade de Investimento e Gestao	38,199	555,488
		2,700,448
Utilities — 24.7%
Energias de Portugal	557,659	3,102,805
REN - Redes Energeticas Nacionais	238,719	699,748
		3,802,553
TOTAL PORTUGAL		13,968,262
SPAIN— 5.7%
Industrials — 1.5%
Grupo Empresarial San Jose	32,546	231,548
Utilities — 4.2%
EDP Renovaveis	27,156	647,925
TOTAL SPAIN		879,473
TOTAL COMMON STOCK
(Cost $19,136,189)		15,396,871

The accompanying notes are an integral part of the financial statements.
54

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Portugal ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $75,552)	75,552	$75,552

REPURCHASE AGREEMENT(E) — 0.7%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $105,413 (collateralized by U.S. Treasury Obligations, ranging in par value $2,575 - $15,131, 1.500%, 02/15/2030, with a total market value of $107,552)

(Cost $105,413)	$105,413	105,413
TOTAL INVESTMENTS — 101.0%
(Cost $19,317,154)		$15,577,836

Percentages are based on Net Assets of $15,420,981.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $161,493.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $13 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $13 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $180,965.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class

The accompanying notes are an integral part of the financial statements.
55

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,396,858	$—	$13	$15,396,871
Short-Term Investment	75,552	—	—	75,552
Repurchase Agreement	—	105,413	—	105,413
Total Investments in Securities	$15,472,410	$105,413	$13	$15,577,836

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
56

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Colombia ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.1%
CANADA— 2.2%
Energy — 2.2%
Parex Resources *	47,724	$898,074
CHILE— 3.4%
Energy — 2.2%
Empresas COPEC	83,360	893,341
Utilities — 1.2%
Enel Americas	3,441,650	487,517
TOTAL CHILE		1,380,858
COLOMBIA— 83.2%
Communication Services — 1.8%
Millicom International Cellular *	17,976	712,173
Consumer Staples — 4.4%
Grupo Nutresa	305,706	1,756,929
Energy — 15.2%
Canacol Energy	396,940	1,119,641
Ecopetrol ADR	417,192	4,935,381
		6,055,022
Financials — 35.6%
Banco de Bogota	61,518	1,290,873
BanColombia	403,817	3,013,781
BanColombia ADR	184,827	5,531,872
Financiera Colombiana *	186,985	1,600,442

The accompanying notes are an integral part of the financial statements.
57

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Aval Acciones y Valores ADR	230,492	$1,364,513
Grupo de Inversiones Suramericana	273,463	1,400,573
		14,202,054
Materials — 7.4%
Cementos Argos	1,093,956	1,500,130
Grupo Argos	381,531	1,080,034
Mineros	346,430	382,452
		2,962,616
Utilities — 18.9%
Celsia ESP	1,179,283	1,358,648
Grupo Energia Bogota ESP	2,714,078	1,893,540
Interconexion Electrica	749,077	4,281,007
		7,533,195
TOTAL COLOMBIA		33,221,989
UNITED STATES— 3.2%
Industrials — 3.2%
Tecnoglass	108,052	1,292,302
TOTAL COMMON STOCK
(Cost $45,483,371)		36,793,223

PREFERRED STOCK — 7.7%
COLOMBIA— 7.7%
Financials — 6.4%
Banco Davivienda (A)	214,995	1,684,441
Financiera Colombiana *(A)	39,508	282,502
Grupo Aval Acciones y Valores (A)	1,431,941	422,960
Grupo de Inversiones Suramericana (A)	38,545	174,539
		2,564,442
Materials — 1.3%
Grupo Argos (A)	213,995	497,948

The accompanying notes are an integral part of the financial statements.
58

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Colombia ETF

Value
PREFERRED STOCK — continued
TOTAL COLOMBIA	$3,062,390
TOTAL PREFERRED STOCK
(Cost $4,274,653)	3,062,390
TOTAL INVESTMENTS — 99.8%
(Cost $49,758,024)	$39,855,613

Percentages are based on Net Assets of $39,947,111.
*	Non-income producing security.
(A)	There is currently no stated interest rate.

ADR — American Depositary Receipt
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
59

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Argentina ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 95.8%
ARGENTINA— 46.9%
Communication Services — 2.0%
Telecom Argentina ADR * (A)	173,737	$804,402
Consumer Discretionary — 23.0%
Despegar.com * (A)	103,776	1,373,994
MercadoLibre *	5,014	7,876,894
		9,250,888
Energy — 4.8%
Transportadora de Gas del Sur ADR * (A)	138,250	627,655
YPF ADR *	351,642	1,329,207
		1,956,862
Financials — 8.4%
Banco BBVA Argentina ADR *(A)	140,528	368,183
Banco Macro ADR *	87,333	1,167,642

The accompanying notes are an integral part of the financial statements.
60

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Galicia ADR (A)	216,287	$1,619,990
Grupo Supervielle ADR (A)	123,577	218,731
		3,374,546
Industrials — 0.9%
America Airports * (A)	62,714	361,860
Materials — 1.7%
Loma Negra Cia Industrial Argentina ADR	117,558	687,714
Real Estate — 1.6%
Cresud SACIF y A ADR * (A)	64,454	362,876
IRSA Inversiones y Representaciones ADR *	45,117	172,347
IRSA Propiedades Comerciales ADR	12,205	109,601
		644,824
Utilities — 4.5%
Central Puerto ADR *	193,624	410,483
Empresa Distribuidora Y Comercializadora Norte ADR *	42,990	159,063
Pampa Energia ADR * (A)	92,819	1,245,631
		1,815,177
TOTAL ARGENTINA		18,896,273
BRAZIL— 8.5%
Consumer Discretionary — 3.6%
Arcos Dorados Holdings, Cl A *	252,836	1,448,750
Consumer Staples — 4.9%
Adecoagro *	211,409	1,968,218
TOTAL BRAZIL		3,416,968
CANADA— 9.4%
Materials — 9.4%
SSR Mining	118,255	1,875,431
Yamana Gold	416,173	1,904,612
TOTAL CANADA		3,780,043
CHILE— 10.1%
Consumer Staples — 10.1%
Cencosud	995,076	2,055,732

The accompanying notes are an integral part of the financial statements.
61

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Argentina ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Consumer Staples — continued
Cia Cervecerias Unidas	220,812	$2,021,955
TOTAL CHILE		4,077,687
UNITED STATES— 20.9%
Information Technology — 20.9%
Globant *	36,643	8,397,843
TOTAL COMMON STOCK
(Cost $56,937,858)		38,568,814

PREFERRED STOCK — 3.9%
CHILE— 3.9%
Consumer Staples — 3.9%
Embotelladora Andina (B)
(Cost $1,602,143)	657,906	1,561,366

RIGHT — 0.0%
ARGENTINA — 0.0%
IRSA Inversiones y Representaciones *#(C)(D)(E) (Cost $–)	47,853	199

SHORT-TERM INVESTMENT(F)(G) — 2.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,149,670)	1,149,670	1,149,670

The accompanying notes are an integral part of the financial statements.
62

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 4.0%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $1,604,064 (collateralized by U.S. Treasury Obligations, ranging in par value $39,191 - $230,243, 1.500%, 02/15/2030, with a total market value of $1,636,588)

(Cost $1,604,064)	$1,604,064	$1,604,064
TOTAL INVESTMENTS — 106.6%
(Cost $61,293,735)		$42,884,113

Percentages are based on Net Assets of $40,238,028.
*	Non-income producing security.
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $2,616,206.
(B)	There is no stated interest rate.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $199 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2021 was $199 and represents 0.0% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $2,753,734.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
63

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$38,568,814	$—	$—	$38,568,814
Preferred Stock	1,561,366	—	—	1,561,366
Right	—	—	199	199
Short-Term Investment	1,149,670	—	—	1,149,670
Repurchase Agreement	—	1,604,064	—	1,604,064
Total Investments in Securities	$41,279,850	$1,604,064	$199	$42,884,113

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
64

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Pakistan ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.1%
PAKISTAN— 99.1%
Consumer Discretionary — 2.6%
Honda Atlas Cars Pakistan	159,996	$293,237
Nishat Mills	789,975	443,714
		736,951
Energy — 21.5%
Mari Petroleum	114,262	1,136,045
Oil & Gas Development	2,671,475	1,593,135
Pakistan Oilfields	448,968	1,035,099
Pakistan Petroleum	2,263,577	1,197,358
Pakistan State Oil	869,306	1,202,356
		6,163,993
Financials — 26.3%
Bank Al Habib	3,038,418	1,310,213
Bank Alfalah	3,038,697	571,699
Habib Bank	2,445,804	1,989,955
MCB Bank	1,727,446	1,826,173
National Bank of Pakistan *	2,167,057	464,057
United Bank	1,689,071	1,389,232
		7,551,329
Health Care — 2.1%
Searle	411,150	610,120

The accompanying notes are an integral part of the financial statements.
65

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.1%
Millat Tractors	144,013	$979,551
Pak Elektron *	1,303,130	258,078
Pakistan International Bulk Terminal *	3,683,436	229,480
		1,467,109
Materials — 35.4%
DG Khan Cement *	945,341	681,545
Engro	1,081,983	2,087,039
Engro Fertilizers	2,154,764	940,542
Fauji Cement *	3,172,637	472,432
Fauji Fertilizer	2,018,874	1,385,780
Fauji Fertilizer Bin Qasim *	1,900,756	309,299
International Steels	520,470	270,020
Lucky Cement *	541,332	2,956,671
Maple Leaf Cement Factory *	2,413,103	655,446
Packages	133,103	396,143
		10,154,917
Utilities — 6.1%
Hub Power	2,846,389	1,390,455
Kot Addu Power	1,480,385	366,503
		1,756,958
TOTAL PAKISTAN		28,441,377
TOTAL COMMON STOCK
(Cost $28,718,064)		28,441,377
TOTAL INVESTMENTS — 99.1%
(Cost $28,718,064)		$28,441,377

Percentages are based on Net Assets of $28,710,552.
*	Non-income producing security.

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
66

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Nigeria ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.2%
NIGERIA— 91.2%
Communication Services — 5.4%
Nigeria Communications	5,229,146	$2,237,499
Consumer Staples — 25.1%
Dangote Sugar Refinery	35,842,141	1,495,067
Flour Mills of Nigeria	22,802,438	1,729,359
Nestle Nigeria	1,149,667	3,993,950
Nigerian Breweries	12,110,528	1,623,625
UAC of Nigeria	36,106,199	909,832
Unilever Nigeria *	23,383,901	735,127
		10,486,960
Financials — 40.9%
Access Bank	64,276,796	1,147,940
FBN Holdings	107,555,470	1,815,615
FCMB Group	162,598,933	1,113,828
Fidelity Bank	167,957,655	924,538
Guaranty Trust Bank	62,675,911	4,615,400
Stanbic IBTC Holdings	16,201,294	1,981,810
Sterling Bank	201,593,633	789,113
United Bank for Africa	82,613,489	1,475,421
Zenith Bank	59,101,971	3,217,171
		17,080,836
Materials — 17.7%
Dangote Cement	10,917,311	5,795,857

The accompanying notes are an integral part of the financial statements.
67

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Lafarge Africa	29,096,855	$1,576,747
		7,372,604
Utilities — 2.1%
Transnational Corp of Nigeria	404,740,021	891,171
TOTAL NIGERIA		38,069,070
TOGO— 2.0%
Financials — 2.0%
Ecobank Transnational *	67,696,890	844,659
TOTAL COMMON STOCK
(Cost $40,780,923)		38,913,729

U.S. TREASURY OBLIGATION — 12.0%
United States Treasury Bill 0.000%, 05/18/21(A)
(Cost $5,000,035)	$5,000,000	4,999,984

TOTAL INVESTMENTS — 105.2%
(Cost $45,780,958)		$43,913,713

Percentages are based on Net Assets of $41,760,036.
*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,913,729	$—	$—	$38,913,729
U.S. Treasury Obligation	—	4,999,984	—	4,999,984
Total Investments in Securities	$38,913,729	$4,999,984	$—	$43,913,713

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
68

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
BAHRAIN— 0.7%
Financials — 0.7%
Ahli United Bank BSC	195,242	$134,784
BANGLADESH— 0.6%
Communication Services — 0.1%
GrameenPhone	6,671	26,684
Financials — 0.0%
BRAC Bank	13,323	6,886
Health Care — 0.5%
Square Pharmaceuticals	36,581	91,420
TOTAL BANGLADESH		124,990
CHILE— 2.3%
Consumer Discretionary — 0.6%
Falabella	26,567	119,404
Consumer Staples — 0.5%
Cencosud	50,487	104,301
Financials — 0.9%
Banco de Chile	719,364	76,649

The accompanying notes are an integral part of the financial statements.
69

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco de Credito e Inversiones	852	$39,372
Banco Santander Chile	1,025,440	55,995
		172,016
Utilities — 0.3%
Enel Chile	977,992	66,412
TOTAL CHILE		462,133
CZECH REPUBLIC— 1.1%
Financials — 0.3%
Komercni Banka *	1,250	37,954
Moneta Money Bank	5,700	21,219
		59,173
Utilities — 0.8%
CEZ	5,702	159,068
TOTAL CZECH REPUBLIC		218,241
EGYPT— 0.4%
Financials — 0.4%
Commercial International Bank Egypt S.A.E. *	22,133	82,342
GREECE— 1.3%
Communication Services — 0.7%
Hellenic Telecommunications Organization	8,283	140,692
Consumer Discretionary — 0.6%
OPAP	7,368	113,088
TOTAL GREECE		253,780
INDONESIA— 9.1%
Communication Services — 1.9%
Sarana Menara Nusantara	699,100	55,173
Telkom Indonesia Persero	1,455,035	322,334
		377,507
Consumer Discretionary — 1.2%
Astra International	596,867	227,260
Consumer Staples — 1.6%
Charoen Pokphand Indonesia	210,400	102,688
Gudang Garam *	13,454	33,623

The accompanying notes are an integral part of the financial statements.
70

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Indofood CBP Sukses Makmur	65,300	$39,329
Indofood Sukses Makmur	123,200	55,651
Unilever Indonesia	217,795	90,465
		321,756
Energy — 0.4%
United Tractors	47,650	69,850
Financials — 3.2%
Bank Central Asia	131,558	291,668
Bank Mandiri	242,436	103,637
Bank Negara Indonesia Persero	96,800	38,197
Bank Rakyat Indonesia Persero	741,870	208,001
		641,503
Health Care — 0.3%
Kalbe Farma	636,400	63,442
Materials — 0.5%
Indocement Tunggal Prakarsa	40,900	36,384
Semen Indonesia Persero	89,700	64,737
		101,121
TOTAL INDONESIA		1,802,439
JORDAN— 0.1%
Financials — 0.1%
Arab Bank	3,060	17,264
KAZAKHSTAN— 0.8%
Energy — 0.6%
NAC Kazatomprom JSC GDR	4,584	124,456
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	3,320	47,542
TOTAL KAZAKHSTAN		171,998
KENYA— 1.9%
Communication Services — 1.6%
Safaricom	849,500	317,824
Financials — 0.3%
Equity Group Holdings *	93,100	33,795

The accompanying notes are an integral part of the financial statements.
71

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KCB Group	79,200	$29,558
		63,353
TOTAL KENYA		381,177
KUWAIT— 1.8%
Financials — 1.6%
Gulf Bank KSCP	24,973	17,986
National Bank of Kuwait SAK	110,368	301,470
		319,456
Real Estate — 0.2%
Mabanee KPSC	20,786	48,222
TOTAL KUWAIT		367,678
LUXEMBOURG— 0.2%
Financials — 0.2%
Reinet Investments SCA	2,060	39,752
MALAYSIA— 8.1%
Communication Services — 1.8%
Axiata Group	97,267	91,891
DiGi.com	109,902	112,413
Maxis	82,976	93,177
Telekom Malaysia	38,900	54,223
		351,704
Consumer Staples — 1.2%
Nestle Malaysia	2,430	80,498
PPB Group	22,600	102,065
QL Resources	38,700	57,156
		239,719
Financials — 2.8%
CIMB Group Holdings	102,990	104,086
Hong Leong Bank	10,000	43,502
Malayan Banking	64,200	128,983
Public Bank	235,550	238,632
RHB Bank	26,500	33,704
		548,907

The accompanying notes are an integral part of the financial statements.
72

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Kossan Rubber Industries	45,100	$48,883
Industrials — 0.5%
Gamuda *	61,000	52,566
Malaysia Airports Holdings	37,400	54,689
		107,255
Utilities — 1.5%
Petronas Gas	28,089	107,929
Tenaga Nasional	80,883	196,659
		304,588
TOTAL MALAYSIA		1,601,056
MEXICO— 7.8%
Communication Services — 1.1%
Grupo Televisa	85,011	211,785
Consumer Staples — 2.6%
Kimberly-Clark de Mexico, Cl A	54,000	93,682
Wal-Mart de Mexico	129,311	425,022
		518,704
Financials — 1.4%
Grupo Financiero Banorte, Cl O	41,944	239,612
Grupo Financiero Inbursa, Cl O *	37,900	35,355
		274,967
Industrials — 1.6%
Grupo Aeroportuario del Pacifico, Cl B *	13,700	141,411
Grupo Aeroportuario del Sureste, Cl B	7,310	124,141
Promotora y Operadora de Infraestructura *	7,817	60,654
		326,206
Real Estate — 0.7%
Fibra Uno Administracion ‡	111,200	137,853
Utilities — 0.4%
Infraestructura Energetica Nova *	19,440	83,611
TOTAL MEXICO		1,553,126

The accompanying notes are an integral part of the financial statements.
73

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MOROCCO— 2.1%
Communication Services — 1.0%
Maroc Telecom	12,398	$191,411
Consumer Staples — 0.3%
Sucrerie Marocaine et de Raffinage	2,005	56,750
Financials — 0.5%
Attijariwafa Bank	1,394	67,061
Banque Centrale Populaire	916	26,439
		93,500
Materials — 0.3%
Ciments du Maroc *	256	51,266
TOTAL MOROCCO		392,927
NIGERIA— 0.5%
Financials — 0.1%
Guaranty Trust Bank	216,406	15,936
Zenith Bank	230,376	12,540
		28,476
Materials — 0.4%
Dangote Cement	131,575	69,852
TOTAL NIGERIA		98,328
OMAN— 0.2%
Financials — 0.2%
BankMuscat SAOG	47,207	47,820
PERU— 0.7%
Financials — 0.7%
Credicorp *	1,097	130,982
PHILIPPINES— 4.7%
Communication Services — 0.4%
PLDT	3,051	80,853
Financials — 0.7%
Bank of the Philippine Islands	29,630	50,953
BDO Unibank	31,260	66,935

The accompanying notes are an integral part of the financial statements.
74

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Metropolitan Bank & Trust	29,500	$26,957
		144,845
Industrials — 1.1%
Aboitiz Equity Ventures	69,573	51,295
SM Investments	8,548	170,605
		221,900
Real Estate — 2.3%
Ayala Land	286,970	191,909
SM Prime Holdings	357,427	255,729
		447,638
Utilities — 0.2%
Manila Electric	7,970	45,155
TOTAL PHILIPPINES		940,391
POLAND— 4.1%
Communication Services — 0.4%
Cyfrowy Polsat	10,164	79,186
Consumer Discretionary — 1.0%
Allegro.eu *	12,808	196,529
Consumer Staples — 0.6%
Dino Polska *	1,735	112,734
Energy — 0.5%
Polskie Gornictwo Naftowe i Gazownictwo	61,193	106,267
Financials — 1.6%
Bank Polska Kasa Opieki *	2,979	62,928
Powszechna Kasa Oszczednosci Bank Polski *	14,003	130,346
Powszechny Zaklad Ubezpieczen *	9,501	81,920
Santander Bank Polska *	592	35,060
		310,254
TOTAL POLAND		804,970
QATAR— 4.4%
Energy — 0.8%
Qatar Fuel QSC	17,370	86,826

The accompanying notes are an integral part of the financial statements.
75

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Qatar Gas Transport	88,260	$76,600
		163,426
Financials — 1.2%
Commercial Bank PSQC	32,962	48,886
Masraf Al Rayan QSC	58,065	71,254
Qatar International Islamic Bank QSC	12,232	31,075
Qatar Islamic Bank SAQ	18,346	87,674
		238,889
Industrials — 1.2%
Industries Qatar QSC	63,563	235,328
Materials — 0.4%
Mesaieed Petrochemical Holding	155,506	82,430
Real Estate — 0.3%
Barwa Real Estate	65,263	58,022
Utilities — 0.5%
Qatar Electricity & Water QSC	18,932	89,434
TOTAL QATAR		867,529
ROMANIA— 1.8%
Energy — 0.8%
OMV Petrom	800,385	86,696
Societatea Nationala de Gaze Naturale ROMGAZ	8,151	64,898
		151,594
Financials — 0.6%
Banca Transilvania	143,474	87,252
BRD-Groupe Societe Generale *	6,407	24,724
		111,976
Real Estate — 0.4%
NEPI Rockcastle	13,054	87,912
TOTAL ROMANIA		351,482
SAUDI ARABIA— 10.7%
Communication Services — 2.4%
Etihad Etisalat	7,147	58,985

The accompanying notes are an integral part of the financial statements.
76

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Mobile Telecommunications Saudi Arabia *	8,116	$32,766
Saudi Telecom	11,373	385,155
		476,906
Consumer Discretionary — 0.3%
Jarir Marketing	1,077	57,151
Consumer Staples — 0.7%
Abdullah Al Othaim Markets	813	29,137
Almarai JSC	4,563	65,462
Savola Group	4,743	50,528
		145,127
Energy — 2.0%
Saudi Arabian Oil	41,691	393,553
Financials — 3.1%
Al Rajhi Bank	10,381	273,774
Alinma Bank	8,428	44,588
Arab National Bank	5,320	32,288
Bank AlBilad *	3,304	32,995
Bank Al-Jazira *	3,543	18,064
Banque Saudi Fransi	4,958	51,562
Bupa Arabia for Cooperative Insurance	531	16,369
Riyad Bank	11,774	83,672
Saudi British Bank *	7,317	59,998
		613,310
Materials — 1.6%
Advanced Petrochemical	1,969	42,634
SABIC Agri-Nutrients	3,815	106,817
Saudi Kayan Petrochemical *	13,678	66,382
Yanbu National Petrochemical	4,888	95,281
		311,114
Utilities — 0.6%
Saudi Electricity	15,602	108,171
TOTAL SAUDI ARABIA		2,105,332

The accompanying notes are an integral part of the financial statements.
77

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 9.0%
Communication Services — 0.6%
MultiChoice Group	14,666	$126,153
Consumer Discretionary — 0.5%
Mr Price Group	8,489	106,414
Consumer Staples — 1.9%
Clicks Group	8,105	135,311
Shoprite Holdings	16,374	163,193
Tiger Brands	5,229	70,285
		368,789
Financials — 4.7%
Absa Group *	10,895	91,959
Capitec Bank Holdings	1,001	102,560
Discovery *	5,674	51,626
FirstRand	71,007	249,815
Nedbank Group *	5,437	55,414
Old Mutual	67,310	58,692
Remgro	7,596	57,585
Sanlam	25,721	99,320
Standard Bank Group	19,157	155,831
		922,802
Industrials — 0.5%
Bidvest Group	9,312	107,508
Materials — 0.7%
African Rainbow Minerals	71,007	67,257
Harmony Gold Mining	17,268	78,642
		145,899
TOTAL SOUTH AFRICA		1,777,565
SRI LANKA— 0.2%
Industrials — 0.2%
John Keells Holdings	55,973	39,960

The accompanying notes are an integral part of the financial statements.
78

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 9.6%
Communication Services — 1.1%
Advanced Info Service NVDR	23,734	$130,341
Intouch Holdings PCL NVDR	44,200	90,494
		220,835
Consumer Discretionary — 0.5%
Central Retail NVDR	35,600	40,016
Home Product Center NVDR	123,760	56,042
		96,058
Consumer Staples — 1.3%
Berli Jucker NVDR	23,690	27,009
CP ALL NVDR	118,372	237,599
		264,608
Energy — 2.2%
PTT NVDR	231,350	297,198
PTT Exploration & Production NVDR	27,450	104,907
Thai Oil NVDR	22,030	41,920
		444,025
Financials — 0.6%
Bangkok Bank NVDR	5,600	21,852
Kasikornbank NVDR	16,270	68,973
Siam Commercial Bank NVDR	8,170	27,550
		118,375
Health Care — 0.9%
Bangkok Dusit Medical Services NVDR	194,710	135,695
Bumrungrad Hospital NVDR	9,100	39,162
		174,857
Industrials — 1.3%
Airports of Thailand NVDR	85,320	169,887
Bangkok Expressway & Metro NVDR	150,500	38,667
BTS Group Holdings PCL NVDR	166,200	47,772
		256,326
Real Estate — 0.6%
Central Pattana NVDR	44,100	74,001
The accompanying notes are an integral part of the financial statements.
79

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Land & Houses NVDR	164,700	$45,754
		119,755
Utilities — 1.1%
Electricity Generating	5,700	32,310
Energy Absolute NVDR	29,400	57,596
Global Power Synergy NVDR	13,900	32,476
Gulf Energy Development NVDR	58,200	64,485
Ratch Group NVDR	15,700	25,463
		212,330
TOTAL THAILAND		1,907,169
TURKEY— 2.5%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	42,735	76,482
Consumer Staples — 0.6%
BIM Birlesik Magazalar	16,183	126,857
Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri *	4,350	46,034
Financials — 0.3%
Akbank Turk	51,444	30,276
Turkiye Garanti Bankasi	38,185	33,202
		63,478
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	24,178	43,737
Materials — 0.6%
Eregli Demir ve Celik Fabrikalari	49,446	113,537
TOTAL TURKEY		470,125
UNITED ARAB EMIRATES— 5.4%
Communication Services — 1.8%
Emirates Telecommunications Group PJSC	61,884	356,834
Financials — 2.3%
Abu Dhabi Commercial Bank PJSC	43,988	75,086
Abu Dhabi Islamic Bank PJSC	24,039	31,610
Dubai Islamic Bank PJSC	29,683	35,961

The accompanying notes are an integral part of the financial statements.
80

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Emirates NBD Bank PJSC	40,409	$136,965
First Abu Dhabi Bank PJSC	43,980	170,501
		450,123
Real Estate — 1.3%
Aldar Properties PJSC	136,157	130,109
Emaar Properties PJSC	123,977	125,896
		256,005
TOTAL UNITED ARAB EMIRATES		1,062,962
VIETNAM— 7.8%
Consumer Staples — 1.9%
Masan Group	33,110	140,741
Saigon Beer Alcohol Beverage	4,450	32,253
Vietnam Dairy Products JSC	50,796	206,004
		378,998
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	12,250	53,134
Ho Chi Minh City Development Joint Stock Commercial Bank *	7	8
		53,142
Industrials — 0.3%
Vietjet Aviation JSC *	11,580	62,735
Materials — 1.4%
Hoa Phat Group JSC	112,326	283,068
Real Estate — 3.9%
No Va Land Investment Group *	18,438	105,083
Vincom Retail JSC *	65,990	91,593
Vingroup JSC *	58,760	333,878
Vinhomes JSC *	57,890	249,338
		779,892
TOTAL VIETNAM		1,557,835
TOTAL COMMON STOCK
(Cost $18,766,246)		19,766,137
TOTAL INVESTMENTS — 99.6%
(Cost $18,766,246)		$19,766,137

The accompanying notes are an integral part of the financial statements.
81

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Percentages are based on Net Assets of $19,845,782.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,880,251	$6,885,886	$—	$19,766,137
Total Investments in Securities	$12,880,251	$6,885,886	$—	$19,766,137

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
82

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Nordic Region ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
DENMARK— 35.7%
Consumer Staples — 2.0%
Carlsberg, Cl B	4,002	$703,208
Health Care — 18.7%
Coloplast, Cl B	5,363	888,530
Genmab *	2,375	872,702
Novo Nordisk, Cl B	65,223	4,783,256
		6,544,488
Industrials — 11.7%
AP Moller - Maersk, Cl B	234	582,192
DSV PANALPINA	8,134	1,816,363
Vestas Wind Systems	40,545	1,694,612
		4,093,167
Utilities — 3.2%
Orsted	7,606	1,110,800
TOTAL DENMARK		12,451,663
FINLAND— 17.7%
Energy — 2.9%
Neste	16,781	1,018,132

The accompanying notes are an integral part of the financial statements.
83

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.8%
Nordea Bank Abp	136,779	$1,418,339
Sampo, Cl A	20,393	969,938
		2,388,277
Industrials — 3.6%
Kone, Cl B	15,830	1,245,133
Information Technology — 3.1%
Nokia *	226,479	1,074,869
Utilities — 1.3%
Fortum	17,379	457,122
TOTAL FINLAND		6,183,533
NORWAY— 6.1%
Communication Services — 1.3%
Telenor	25,339	452,755
Energy — 2.3%
Equinor	38,747	790,498
Financials — 2.5%
DnB	41,385	891,888
TOTAL NORWAY		2,135,141
SWEDEN— 40.1%
Consumer Discretionary — 6.1%
Evolution Gaming Group	6,425	1,270,449
Hennes & Mauritz, Cl B *	35,289	871,400
		2,141,849
Consumer Staples — 2.3%
Essity, Cl B	24,488	800,170
Financials — 9.4%
EQT	8,047	272,460
Investor, Cl B	18,330	1,558,400
Skandinaviska Enskilda Banken, Cl A	58,067	746,117
Svenska Handelsbanken, Cl A	59,823	694,607
		3,271,584
Industrials — 11.7%
Assa Abloy, Cl B	37,001	1,055,890

The accompanying notes are an integral part of the financial statements.
84

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Atlas Copco, Cl A	25,410	$1,541,593
Volvo, Cl B	60,917	1,490,191
		4,087,674
Information Technology — 7.6%
Hexagon, Cl B	10,284	981,971
Telefonaktiebolaget LM Ericsson, Cl B	121,060	1,659,900
		2,641,871
Materials — 3.1%
Sandvik	43,451	1,075,516
TOTAL SWEDEN		14,018,664
TOTAL COMMON STOCK
(Cost $28,165,258)		34,789,001
TOTAL INVESTMENTS — 99.6%
(Cost $28,165,258)		$34,789,001

Percentages are based on Net Assets of $34,940,645.
*	Non-income producing security.

Cl — Class
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,337,338	$12,451,663	$—	$34,789,001
Total Investments in Securities	$22,337,338	$12,451,663	$—	$34,789,001

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
85

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Southeast Asia ETF

Sector Weightings †:

49.2% Financials
7.6% Communication Services
7.0% Industrials
6.5% Consumer Staples
6.4% Real Estate
5.9% Energy
5.2% Health Care
4.5% Materials
3.5% Utilities
1.9% Consumer Discretionary
0.9% Repurchase Agreement
0.8% Information Technology
0.6% Short-Term Investment

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 2.1%
Consumer Staples — 2.1%
Wilmar International	172,451	$676,634
INDONESIA— 16.4%
Communication Services — 2.6%
Telkom Indonesia Persero	3,767,700	834,658
Consumer Discretionary — 1.9%
Astra International	1,622,881	617,920
Consumer Staples — 0.8%
Hanjaya Mandala Sampoerna	690,200	63,071
Unilever Indonesia	458,080	190,272
		253,343

The accompanying notes are an integral part of the financial statements.
86

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 11.1%
Bank Central Asia	778,796	$1,726,614
Bank Mandiri	1,505,480	643,568
Bank Rakyat Indonesia Persero	4,272,700	1,197,954
		3,568,136
TOTAL INDONESIA		5,274,057
MALAYSIA— 17.3%
Consumer Staples — 1.0%
Sime Darby Plantation	285,896	316,856
Financials — 8.8%
CIMB Group Holdings	560,475	566,440
Malayan Banking	485,331	975,069
Public Bank	1,251,295	1,267,668
		2,809,177
Health Care — 3.7%
Hartalega Holdings	120,500	302,397
IHH Healthcare	237,980	312,551
Top Glove	425,900	587,427
		1,202,375
Materials — 1.4%
Petronas Chemicals Group	226,724	453,847
Utilities — 2.4%
Tenaga Nasional	317,145	771,107
TOTAL MALAYSIA		5,553,362
PHILIPPINES— 7.7%
Financials — 1.1%
BDO Unibank	157,160	336,515
Industrials — 3.7%
Ayala	26,150	402,433
SM Investments	39,210	782,571
		1,185,004
Real Estate — 2.9%
Ayala Land	632,200	422,780

The accompanying notes are an integral part of the financial statements.
87

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	724,200	$518,145
		940,925
TOTAL PHILIPPINES		2,462,444
SINGAPORE— 33.1%
Communication Services — 3.6%
Singapore Telecommunications	608,404	1,143,273
Financials — 24.7%
DBS Group Holdings	144,683	3,252,757
Oversea-Chinese Banking	283,266	2,597,599
United Overseas Bank	103,697	2,072,537
		7,922,893
Industrials — 1.2%
Singapore Airlines *	102,200	388,704
Real Estate — 3.6%
CapitaLand	209,518	585,844
CapitaLand Integrated Commercial Trust ‡	350,000	565,619
		1,151,463
TOTAL SINGAPORE		10,606,333
THAILAND— 23.2%
Communication Services — 1.5%
Advanced Info Service NVDR	89,661	492,398
Consumer Staples — 2.6%
CP ALL NVDR	422,073	847,196
Energy — 5.9%
PTT NVDR	1,155,140	1,483,921
PTT Exploration & Production NVDR	110,610	422,725
		1,906,646
Financials — 4.2%
Kasikornbank NVDR (A)	163,608	693,577
Siam Commercial Bank NVDR	195,831	660,369
		1,353,946
Health Care — 1.6%
Bangkok Dusit Medical Services NVDR	714,700	498,081

The accompanying notes are an integral part of the financial statements.
88

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 2.2%
Airports of Thailand NVDR	348,900	$694,719
Information Technology — 0.8%
Delta Electronics Thailand NVDR	22,300	253,527
Materials — 3.2%
Siam Cement NVDR	68,326	1,013,781
Utilities — 1.2%
Gulf Energy Development NVDR	340,410	377,170
TOTAL THAILAND		7,437,464
TOTAL COMMON STOCK
(Cost $32,258,719)		32,010,294

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $206,036)	206,036	206,036

REPURCHASE AGREEMENT(B) — 0.9%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $287,469 (collateralized by U.S. Treasury Obligations, ranging in par value $7,032 - $41,263, 1.500%, 02/15/2030, with a total market value of $293,300)

(Cost $287,469)	$287,469	287,469
TOTAL INVESTMENTS — 101.3%
(Cost $32,752,224)		$32,503,799

Percentages are based on Net Assets of $32,075,505.

The accompanying notes are an integral part of the financial statements.
89

Schedule of Investments		April 30, 2021 (Unaudited)
Global X FTSE Southeast Asia ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $470,134.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021 was $493,505.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class
NVDR — Non-Voting Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,010,294	$—	$—	$32,010,294
Short-Term Investment	206,036	—	—	206,036
Repurchase Agreement	—	287,469	—	287,469
Total Investments in Securities	$32,216,330	$287,469	$—	$32,503,799

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
90

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Assets:
Cost of Investments	$2,636,614	$4,196,031	$1,960,873	$641,678,389
Cost of Repurchase Agreement	—	—	—	4,367,672
Cost of Foreign Currency	25	641	34	34
Investments, at Value	$2,791,546	$4,913,519	$2,474,130	$693,115,861	*
Repurchase Agreement, at Value	—	—	—	4,367,672
Cash	1,345	7,454	3,392	691,232
Foreign Currency, at Value	25	641	35	34
Receivable for Investment Securities Sold	42,008	—	—	—
Unrealized Appreciation on Spot Contracts	4	—	—	—
Dividend and Interest Receivable	—	—	1,926	20,393
Total Assets	2,834,928	4,921,614	2,479,483	698,195,192
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	13,403,097
Payable due to Investment Adviser	1,503	2,585	1,301	365,908
Total Liabilities	1,503	2,585	1,301	13,769,005
Net Assets	$2,833,425	$4,919,029	$2,478,182	$684,426,187
Net Assets Consist of:
Paid-in Capital	$4,662,405	$6,351,155	$5,042,038	$645,865,839
Total Distributable Earnings/(Loss)	(1,828,980)	(1,432,126)	(2,563,856)	38,560,348
Net Assets	$2,833,425	$4,919,029	$2,478,182	$684,426,187
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000	199,971	150,000	20,250,000
Net Asset Value, Offering and Redemption Price Per Share	$9.44	$24.60	$16.52	$33.80
*Includes Market Value of Securities on Loan	$—	$—	$—	$12,798,481

The accompanying notes are an integral part of the financial statements.
91

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$16,759,134	$20,189,736	$73,157,505	$34,313,519
Cost of Foreign Currency	22,881	280	27	273
Investments, at Value	$21,128,137	$23,737,701	$71,128,824	$38,870,001
Cash	1,134	553,460	—	46,958
Foreign Currency, at Value	22,898	280	27	273
Receivable for Investment Securities Sold	—	1,611,415	—	—
Dividend and Interest Receivable	—	6,611	87,890	—
Total Assets	21,152,169	25,909,467	71,216,741	38,917,232
Liabilities:
Payable due to Investment Adviser	11,369	12,983	32,872	20,448
Payable for Capital Shares Redeemed	—	2,136,992	—	—
Cash Overdraft	—	—	12,877	—
Total Liabilities	11,369	2,149,975	45,749	20,448
Net Assets	$21,140,800	$23,759,492	$71,170,992	$38,896,784
Net Assets Consist of:
Paid-in Capital	$16,610,852	$19,500,186	$79,508,714	$34,510,689
Total Distributable Earnings/(Loss)	4,529,948	4,259,306	(8,337,722)	4,386,095
Net Assets	$21,140,800	$23,759,492	$71,170,992	$38,896,784
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	650,002	780,002	4,500,000	1,250,002
Net Asset Value, Offering and Redemption Price Per Share	$32.52	$30.46	$15.82	$31.12

The accompanying notes are an integral part of the financial statements.
92

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Large-Cap 50 ETF
Assets:
Cost of Investments	$14,542,823		$1,476,820	$5,623,285	$10,015,218
Cost of Repurchase Agreement	170,322		—	—	—
Cost of Foreign Currency	14		78	—	8
Investments, at Value	$16,645,298	*	$1,630,848	$5,322,232	$11,354,931
Repurchase Agreement, at Value	170,322		—	—	—
Cash	31,209		1,082	5,168	7,008
Foreign Currency, at Value	14		78	—	8
Dividend and Interest Receivable	579		—	—	6,841
Total Assets	16,847,422		1,632,008	5,327,400	11,368,788
Liabilities:
Obligation to Return Securities Lending Collateral	266,706		—	—	—
Payable due to Investment Adviser	8,868		888	2,987	2,579
Total Liabilities	275,574		888	2,987	2,579
Net Assets	$16,571,848		$1,631,120	$5,324,413	$11,366,209
Net Assets Consist of:
Paid-in Capital	$21,217,470		$1,502,076	$5,865,550	$10,194,687
Total Distributable Earnings/(Loss)	(4,645,622)		129,044	(541,137)	1,171,522
Net Assets	$16,571,848		$1,631,120	$5,324,413	$11,366,209
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,000		100,002	320,002	290,002
Net Asset Value, Offering and Redemption Price Per Share	$27.62		$16.31	$16.64	$39.19
*Includes Market Value of Securities on Loan	$253,129		$—	$—	$—

The accompanying notes are an integral part of the financial statements.
93

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X MSCI Greece ETF		Global X MSCI Norway ETF	Global X DAX Germany ETF	Global X MSCI Portugal ETF
Assets:
Cost of Investments	$180,311,105		$42,661,515	$33,905,241	$19,211,741
Cost of Repurchase Agreement	7,307,165		—	—	105,413
Cost of Foreign Currency	1,220		618	46,403	—
Investments, at Value	$170,855,969	*	$45,407,581	$39,179,555	$15,472,423	*
Repurchase Agreement, at Value	7,307,165		—	—	105,413
Cash	114,403		78,589	—	—
Foreign Currency, at Value	1,241		684	46,403	—
Dividend and Interest Receivable	166,828		64,974	140,004	5,245
Reclaim Receivable	23,150		—	133,676	164,657
Unrealized Appreciation on Spot Contracts	26		—	—	—
Total Assets	178,468,782		45,551,828	39,499,638	15,747,738
Liabilities:
Obligation to Return Securities Lending Collateral	12,544,380		—	—	180,965
Payable due to Investment Adviser	72,953		18,417	6,092	6,925
Payable for Investment Securities Purchased	—		—	123,220	—
Cash Overdraft	—		—	71,618	137,831
Unrealized Depreciation on Spot Contracts	—		5	516	—
Custodian Fees Payable	28,616		—	—	1,036
Total Liabilities	12,645,949		18,422	201,446	326,757
Net Assets	$165,822,833		$45,533,406	$39,298,192	$15,420,981
Net Assets Consist of:
Paid-in Capital	$392,071,981		$78,536,365	$36,098,356	$33,120,244
Total Distributable Earnings/(Loss)	(226,249,148)		(33,002,959)	3,199,836	(17,699,263)
Net Assets	$165,822,833		$45,533,406	$39,298,192	$15,420,981
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,815,644		3,150,000	1,170,000	1,350,000
Net Asset Value, Offering and Redemption Price Per Share	$28.51		$14.46	$33.59	$11.42
*Includes Market Value of Securities on Loan	$9,662,010		$—	$—	$161,493

The accompanying notes are an integral part of the financial statements.
94

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF		Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$49,758,024	$59,689,671		$28,718,064	$45,780,958
Cost of Repurchase Agreement	—	1,604,064		—	—
Cost of Foreign Currency	21,217	193		2,172,491	5,662,098
Investments, at Value	$39,855,613	$41,280,049	*	$28,441,377	$43,913,713
Repurchase Agreement, at Value	—	1,604,064		—	—
Cash	80,223	102,594		—	—
Foreign Currency, at Value	20,667	200		2,174,059	5,507,333
Dividend and Interest Receivable	11,974	26,594		169,724	653,603
Receivable for Investment Securities Sold	—	—		948,003	—
Total Assets	39,968,477	43,013,501		31,733,163	50,074,649
Liabilities:
Obligation to Return Securities Lending Collateral	—	2,753,734		—	—
Payable due to Investment Adviser	21,366	21,739		19,752	276,388
Payable for Capital Shares Redeemed	—	—		903,950	—
Cash Overdraft	—	—		2,046,135	8,019,047
Unrealized Depreciation on Spot Contracts	—	—		17,754	—
Custodian Fees Payable	—	—		35,020	19,178
Total Liabilities	21,366	2,775,473		3,022,611	8,314,613
Net Assets	$39,947,111	$40,238,028		$28,710,552	$41,760,036
Net Assets Consist of:
Paid-in Capital	$140,677,408	$80,004,509		$66,393,904	$71,665,504
Total Distributable Loss	(100,730,297)	(39,766,481)		(37,683,352)	(29,905,468)
Net Assets	$39,947,111	$40,238,028		$28,710,552	$41,760,036
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,469,699	1,344,975		962,293	2,962,135
Net Asset Value, Offering and Redemption Price Per Share	$27.18	$29.92		$29.84	$14.10
*Includes Market Value of Securities on Loan	$—	$2,616,206		$—	$—

The accompanying notes are an integral part of the financial statements.
95

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X FTSE Nordic Region ETF	Global X FTSE Southeast Asia ETF
Assets:
Cost of Investments	$18,766,246	$28,165,258	$32,464,755
Cost of Repurchase Agreement	—	—	287,469
Cost of Foreign Currency	147,054	—	30,896
Investments, at Value	$19,766,137	$34,789,001	$32,216,330	*
Repurchase Agreement, at Value	—	—	287,469
Foreign Currency, at Value	143,536	—	30,932
Dividend and Interest Receivable	44,221	67,127	69,242
Reclaim Receivable	5,893	161,658	—
Total Assets	19,959,787	35,017,786	32,603,973
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	493,505
Cash Overdraft	96,491	63,381	17,986
Payable due to Investment Adviser	7,957	13,760	16,977
Unrealized Depreciation on Spot Contracts	1	—	—
Custodian Fees Payable	9,556	—	—
Total Liabilities	114,005	77,141	528,468
Net Assets	$19,845,782	$34,940,645	$32,075,505
Net Assets Consist of:
Paid-in Capital	$43,705,223	$32,745,274	$38,912,031
Total Distributable Earnings/(Loss)	(23,859,441)	2,195,371	(6,836,526)
Net Assets	$19,845,782	$34,940,645	$32,075,505
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,000,000	1,170,000	2,150,000
Net Asset Value, Offering and Redemption Price Per Share	$19.85	$29.86	$14.92
*Includes Market Value of Securities on Loan	$—	$—	$470,134

The accompanying notes are an integral part of the financial statements.
96

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Investment Income:
Dividend Income	$—	$7,099	$5,804	$706,729
Interest Income	1	—	—	111
Security Lending Income	—	—	—	151,252
Less: Foreign Taxes Withheld	—	(389)	(161)	(31,200)
Total Investment Income	1	6,710	5,643	826,892
Supervision and Administration Fees(1)	6,855	11,311	7,550	2,054,856
Custodian Fees(2)	238	287	151	2,075
Total Expenses	7,093	11,598	7,701	2,056,931
Net Investment Loss	(7,092)	(4,888)	(2,058)	(1,230,039)
Net Realized Gain (Loss) on:
Investments(3)	(245,647)	(38,426)	(251,220)	66,838,868
Foreign Currency Transactions	(667)	(1,374)	(61)	(39,641)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(246,314)	(39,800)	(251,281)	66,799,227
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	697,065	633,178	744,480	(45,327,914)
Foreign Currency Translations	12	1	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	697,077	633,179	744,480	(45,327,914)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	450,763	593,379	493,199	21,471,313
Net Increase in Net Assets Resulting from Operations	$443,671	$588,491	$491,141	$20,241,274

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
97

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$18,755	$9,913	$146,980	$80,110
Interest Income	—	—	9	—
Security Lending Income	—	—	3,060	182
Less: Foreign Taxes Withheld	(1,252)	(155)	(14,714)	(51)
Total Investment Income	17,503	9,758	135,335	80,241
Supervision and Administration Fees(1)	70,943	56,100	182,371	105,743
Custodian Fees(2)	185	105	33	449
Total Expenses	71,128	56,205	182,404	106,192
Net Investment Loss	(53,625)	(46,447)	(47,069)	(25,951)
Net Realized Gain (Loss) on:
Investments(3)	270,507	864,758	(234,573)	(34,211)
Foreign Currency Transactions	(1,255)	(2,316)	(3,793)	(4,186)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	269,252	862,442	(238,366)	(38,397)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,750,843	2,117,762	6,260,322	1,444,334
Foreign Currency Translations	17	(13)	(84)	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,750,860	2,117,749	6,260,238	1,444,334
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	2,020,112	2,980,191	6,021,872	1,405,937
Net Increase in Net Assets Resulting from Operations	$1,966,487	$2,933,744	$5,974,803	$1,379,986

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
98

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X MSCI China Communication Services ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Large-Cap 50 ETF
Investment Income:
Dividend Income	$36,379	$490	$16,034	$10,511
Interest Income	3	1	—	—
Security Lending Income	5,867	—	—	—
Less: Foreign Taxes Withheld	—	—	—	(896)
Total Investment Income	42,249	491	16,034	9,615
Supervision and Administration Fees(1)	57,034	5,083	22,052	12,329
Custodian Fees(2)	151	276	284	36
Total Expenses	57,185	5,359	22,336	12,365
Net Investment Loss	(14,936)	(4,868)	(6,302)	(2,750)
Net Realized Gain (Loss) on:
Investments(3)	(836,416)	35,660	(98,308)	(84,903)
Foreign Currency Transactions	1,084	(24)	(29)	(956)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(835,332)	35,636	(98,337)	(85,859)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,020,965	255,540	490,811	388,799
Foreign Currency Translations	—	(1)	68	(7)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	2,020,965	255,539	490,879	388,792
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	1,185,633	291,175	392,542	302,933
Net Increase in Net Assets Resulting from Operations	$1,170,697	$286,307	$386,240	$300,183
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
99

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X DAX Germany ETF	Global X MSCI Portugal ETF
Investment Income:
Dividend Income	$634,175	$927,501	$487,187	$186,820
Interest Income	5	2	—	6
Security Lending Income	268,584	593	—	12,250
Less: Foreign Taxes Withheld	(44,502)	(212,852)	(60,385)	(28,381)
Total Investment Income	858,262	715,244	426,802	170,695
Supervision and Administration Fees(1)	412,731	100,603	59,612	42,774
Custodian Fees(2)	20,267	80	866	2,835
Total Expenses	432,998	100,683	60,478	45,609
Waiver of Supervision and Administration Fees	—	—	(26,435)	—
Net Expenses	432,998	100,683	34,043	45,609
Net Investment Income	425,264	614,561	392,759	125,086
Net Realized Gain (Loss) on:
Investments(3)	(7,614,904)	(639,506)	(303,302)	(489,183)
Foreign Currency Transactions	(23,560)	217	(2,544)	4,649
Net Realized Loss on Investments and Foreign Currency Transactions	(7,638,464)	(639,289)	(305,846)	(484,534)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	76,044,443	16,268,973	8,998,576	4,938,619
Foreign Currency Translations	(428)	(108)	3,338	4,543
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	76,044,015	16,268,865	9,001,914	4,943,162
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	68,405,551	15,629,576	8,696,068	4,458,628
Net Increase in Net Assets Resulting from Operations	$68,830,815	$16,244,137	$9,088,827	$4,583,714

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
100

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$612,989	$322,499	$1,622,750	$2,066,986
Interest Income	4	27	22	2
Security Lending Income	1,248	17,277	—	—
Less: Foreign Taxes Withheld	(34,601)	(64,422)	(236,522)	(206,699)
Total Investment Income	579,640	275,381	1,386,250	1,860,289
Supervision and Administration Fees(1)	131,779	141,777	129,115	145,736
Custodian Fees(2)	127	864	32,270	30,947
Total Expenses	131,906	142,641	161,385	176,683
Net Investment Income	447,734	132,740	1,224,865	1,683,606
Net Realized Gain (Loss) on:
Investments(3)	(1,579,379)	2,913,951	1,106,097	(43,031)
Foreign Currency Transactions	6,791	28,319	(74,336)	(52,921)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,572,588)	2,942,270	1,031,761	(95,952)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,751,206	6,934,406	1,155,401	398,140
Foreign Currency Translations	(288)	(318)	(19,370)	(151,264)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	7,750,918	6,934,088	1,136,031	246,876
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	6,178,330	9,876,358	2,167,792	150,924
Net Increase in Net Assets Resulting from Operations	$6,626,064	$10,009,098	$3,392,657	$1,834,530

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
101

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X FTSE Nordic Region ETF	Global X FTSE Southeast Asia ETF
Investment Income:
Dividend Income	$292,720	$538,044	$446,455
Interest Income	—	—	2
Security Lending Income	—	4,798	695
Less: Foreign Taxes Withheld	(23,390)	(96,083)	(30,632)
Total Investment Income	269,330	446,759	416,520
Supervision and Administration Fees(1)	41,472	70,330	102,684
Custodian Fees(2)	13,890	1,152	113
Total Expenses	55,362	71,482	102,797
Net Investment Income	213,968	375,277	313,723
Net Realized Gain (Loss) on:
Investments(3)	153,220	420,538	(70,508)
Foreign Currency Transactions	(3,354)	(439)	(10,507)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	149,866	420,099	(81,015)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,824,559	5,912,458	6,163,386
Foreign Currency Translations	(2,986)	3,148	226
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	2,821,573	5,915,606	6,163,612
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	2,971,439	6,335,705	6,082,597
Net Increase in Net Assets Resulting from Operations	$3,185,407	$6,710,982	$6,396,320

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.
102

Statements of Changes in Net Assets

	Global X MSCI China Energy ETF		Global X MSCI China Materials ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(7,092)	$80,574	$(4,888)	$33,762
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(246,314)	(235,135)	(39,800)	(179,916)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	697,077	(246,011)	633,179	652,838
Net Increase (Decrease) in Net Assets Resulting from Operations	443,671	(400,572)	588,491	506,684
Distributions	(40,355)	(68,891)	(21,158)	(57,446)
Capital Share Transactions:
Issued	872,501	463,155	2,533,767	—
Redeemed	—	—	—	(806,413)
Increase (Decrease) in Net Assets from Capital Share Transactions	872,501	463,155	2,533,767	(806,413)
Total Increase (Decrease) in Net Assets	1,275,817	(6,308)	3,101,100	(357,175)
Net Assets:
Beginning of Year/Period	1,557,608	1,563,916	1,817,929	2,175,104
End of Year/Period	$2,833,425	$1,557,608	$4,919,029	$1,817,929
Share Transactions:
Issued	100,000	50,000	100,000	—
Redeemed	—	—	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	50,000	100,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
103

Statements of Changes in Net Assets

	Global X MSCI China Industrials ETF		Global X MSCI China Consumer Discretionary ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(2,058)	$34,045	$(1,230,039)	$392,124
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(251,281)	(114,359)	66,799,227	5,466,687
Net Change in Unrealized Appreciation (Depreciation) on Investments	744,480	187,482	(45,327,914)	93,331,250
Net Increase in Net Assets Resulting from Operations	491,141	107,168	20,241,274	99,190,061
Distributions	(27,110)	(31,434)	(380,749)	(1,388,311)
Capital Share Transactions:
Issued	—	—	413,589,549	183,805,858
Redeemed	—	—	(142,141,595)	(44,975,491)
Increase in Net Assets from Capital Share Transactions	—	—	271,447,954	138,830,367
Total Increase in Net Assets	464,031	75,734	291,308,479	236,632,117
Net Assets:
Beginning of Year/Period	2,014,151	1,938,417	393,117,708	156,485,591
End of Year/Period	$2,478,182	$2,014,151	$684,426,187	$393,117,708
Share Transactions:
Issued	—	—	10,950,000	6,750,000
Redeemed	—	—	(4,050,000)	(2,250,000)
Net Increase in Shares Outstanding from Share Transactions	—	—	6,900,000	4,500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
104

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(53,625)	$97,968	$(46,447)	$9,431
Net Realized Gain on Investments and Foreign Currency Transactions(1)	269,252	189,656	862,442	374,449
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,750,860	2,217,392	2,117,749	1,195,920
Net Increase in Net Assets Resulting from Operations	1,966,487	2,505,016	2,933,744	1,579,800
Distributions	(78,903)	(136,449)	(7,708)	(16,313)
Capital Share Transactions:
Issued	3,449,140	17,224,623	14,748,835	8,387,711
Redeemed	(1,619,554)	(4,278,090)	(4,571,836)	(1,950,081)
Increase in Net Assets from Capital Share Transactions	1,829,586	12,946,533	10,176,999	6,437,630
Total Increase in Net Assets	3,717,170	15,315,100	13,103,035	8,001,117
Net Assets:
Beginning of Year/Period	17,423,630	2,108,530	10,656,457	2,655,340
End of Year/Period	$21,140,800	$17,423,630	$23,759,492	$10,656,457
Share Transactions:
Issued	100,000	700,000	500,000	400,000
Redeemed	(50,000)	(200,000)	(170,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	500,000	330,000	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
105

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Information Technology ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(47,069)	$1,202,679	$(25,951)	$40,868
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(238,366)	(5,179,329)	(38,397)	533,060
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,260,238	(437,572)	1,444,334	3,058,491
Net Increase (Decrease) in Net Assets Resulting from Operations	5,974,803	(4,414,222)	1,379,986	3,632,419
Distributions	(1,091,408)	(1,795,211)	(216,578)	(53,606)
Capital Share Transactions:
Issued	21,634,614	19,693,103	16,901,487	21,163,623
Redeemed	(3,073,549)	(25,917,000)	—	(5,702,612)
Increase (Decrease) in Net Assets from Capital Share Transactions	18,561,065	(6,223,897)	16,901,487	15,461,011
Total Increase (Decrease) in Net Assets	23,444,460	(12,433,330)	18,064,895	19,039,824
Net Assets:
Beginning of Year/Period	47,726,532	60,159,862	20,831,889	1,792,065
End of Year/Period	$71,170,992	$47,726,532	$38,896,784	$20,831,889
Share Transactions:
Issued	1,350,000	1,300,000	500,000	900,000
Redeemed	(200,000)	(1,750,000)	—	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,150,000	(450,000)	500,000	650,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
106

Statements of Changes in Net Assets

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(14,936)	$128,091	$(4,868)	$39,325
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(835,332)	274,861	35,636	(54,262)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,020,965	2,567,572	255,539	(155,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,170,697	2,970,524	286,307	(170,699)
Distributions	(201,314)	(133,251)	(24,989)	(40,333)
Capital Share Transactions:
Issued	—	32,668	—	—
Redeemed	(1,381,816)	(6,956,872)	—	—
Decrease in Net Assets from Capital Share Transactions	(1,381,816)	(6,924,204)	—	—
Total Increase (Decrease) in Net Assets	(412,433)	(4,086,931)	261,318	(211,032)
Net Assets:
Beginning of Year/Period	16,984,281	21,071,212	1,369,802	1,580,834
End of Year/Period	$16,571,848	$16,984,281	$1,631,120	$1,369,802
Share Transactions:
Redeemed	(50,000)	(300,000)	—	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(300,000)	—	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
107

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF		Global X MSCI China Large-Cap 50 ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(6,302)	$343,566	$(2,750)	$49,735
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(98,337)	193,466	(85,859)	(61,965)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	490,879	(1,002,005)	388,792	833,563
Net Increase (Decrease) in Net Assets Resulting from Operations	386,240	(464,973)	300,183	821,333
Distributions	(216,713)	(171,559)	(36,390)	(45,697)
Capital Share Transactions:
Issued	—	12,160,366	5,792,749	1,774,049
Redeemed	(2,125,731)	(5,966,280)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,125,731)	6,194,086	5,792,749	1,774,049
Total Increase (Decrease) in Net Assets	(1,956,204)	5,557,554	6,056,542	2,549,685
Net Assets:
Beginning of Year/Period	7,280,617	1,723,063	5,309,667	2,759,982
End of Year/Period	$5,324,413	$7,280,617	$11,366,209	$5,309,667
Share Transactions:
Issued	—	700,000	140,000	50,000
Redeemed	(130,000)	(350,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(130,000)	350,000	140,000	50,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
108

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Norway ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$425,264	$5,597,062	$614,561	$914,434
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(7,638,464)	(38,673,337)	(639,289)	(12,024,811)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	76,044,015	(79,130,175)	16,268,865	3,873,538
Net Increase (Decrease) in Net Assets Resulting from Operations	68,830,815	(112,206,450)	16,244,137	(7,236,839)
Distributions	(3,402,946)	(6,932,583)	(415,137)	(1,003,442)
Capital Share Transactions:
Issued	9,780,221	6,798,787	1,922,474	12,924,167
Redeemed	(18,400,860)	(117,484,191)	(5,788,001)	(49,437,188)
Decrease in Net Assets from Capital Share Transactions	(8,620,639)	(110,685,404)	(3,865,527)	(36,513,021)
Total Increase (Decrease) in Net Assets	56,807,230	(229,824,437)	11,963,473	(44,753,302)
Net Assets:
Beginning of Year/Period	109,015,603	338,840,040	33,569,933	78,323,235
End of Year/Period	$165,822,833	$109,015,603	$45,533,406	$33,569,933
Share Transactions:
Issued	400,000	300,000	150,000	1,300,000
Redeemed	(750,000)	(5,467,689)	(500,000)	(4,500,000)
Net Decrease in Shares Outstanding from Share Transactions	(350,000)	(5,167,689)	(350,000)	(3,200,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
109

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Portugal ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$392,759	$638,382	$125,086	$406,240
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(305,846)	356,797	(484,534)	(776,926)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	9,001,914	(2,852,978)	4,943,162	(2,704,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,088,827	(1,857,799)	4,583,714	(3,074,952)
Distributions	(420,033)	(221,929)	(101,291)	(491,011)
Capital Share Transactions:
Issued	6,681,438	16,211,600	—	—
Redeemed	—	(6,554,406)	(2,230,530)	(5,751,454)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,681,438	9,657,194	(2,230,530)	(5,751,454)
Total Increase (Decrease) in Net Assets	15,350,232	7,577,466	2,251,893	(9,317,417)
Net Assets:
Beginning of Year/Period	23,947,960	16,370,494	13,169,088	22,486,505
End of Year/Period	$39,298,192	$23,947,960	$15,420,981	$13,169,088
Share Transactions:
Issued	220,000	600,000	—	—
Redeemed	—	(250,000)	(200,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	220,000	350,000	(200,000)	(550,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
110

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$447,734	$1,948,326	$132,740	$132,336
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,572,588)	(8,817,533)	2,942,270	(14,048,129)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,750,918	(17,912,427)	6,934,088	16,510,079
Net Increase (Decrease) in Net Assets Resulting from Operations	6,626,064	(24,781,634)	10,009,098	2,594,286
Distributions	(859,459)	(1,868,308)	(134,501)	(231,396)
Capital Share Transactions:
Issued	—	—	7,628,432	12,850,316
Redeemed	—	(11,451,496)	(15,685,756)	(36,273,962)
Decrease in Net Assets from Capital Share Transactions	—	(11,451,496)	(8,057,324)	(23,423,646)
Total Increase (Decrease) in Net Assets	5,766,605	(38,101,438)	1,817,273	(21,060,756)
Net Assets:
Beginning of Year/Period	34,180,506	72,281,944	38,420,755	59,481,511
End of Year/Period	$39,947,111	$34,180,506	$40,238,028	$38,420,755
Share Transactions:
Issued	—	—	250,000	550,000
Redeemed	—	(425,301)	(530,000)	(1,650,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(425,301)	(280,000)	(1,100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
111

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF		Global X MSCI Nigeria ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,224,865	$1,064,519	$1,683,606	$2,353,773
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,031,761	(21,677,623)	(95,952)	(3,250,197)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,136,031	20,510,802	246,876	6,205,365
Net Increase (Decrease) in Net Assets Resulting from Operations	3,392,657	(102,302)	1,834,530	5,308,941
Distributions	(576,963)	(1,334,151)	(2,273,637)	(235,024)
Capital Share Transactions:
Issued	7,768,346	13,669,139	—	5,534,985
Redeemed	(16,428,886)	(19,481,752)	—	(970,502)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,660,540)	(5,812,613)	—	4,564,483
Total Increase (Decrease) in Net Assets	(5,844,846)	(7,249,066)	(439,107)	9,638,400
Net Assets:
Beginning of Year/Period	34,555,398	41,804,464	42,199,143	32,560,743
End of Year/Period	$28,710,552	$34,555,398	$41,760,036	$42,199,143
Share Transactions:
Issued	250,000	425,000	—	400,000
Redeemed	(550,000)	(750,207)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	(325,207)	—	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
112

Statements of Changes in Net Assets

	Global X MSCI Next Emerging & Frontier ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$213,968	$358,800	$375,277	$171,508
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	149,866	(1,447,417)	420,099	27,477
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,821,573	(1,912,183)	5,915,606	1,979,833
Net Increase (Decrease) in Net Assets Resulting from Operations	3,185,407	(3,000,800)	6,710,982	2,178,818
Distributions	(219,657)	(425,178)	(174,941)	(123,078)
Capital Share Transactions:
Issued	2,888,965	760,268	7,342,963	5,909,404
Redeemed	—	(1,420,679)	(2,546,997)	(1,112,245)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,888,965	(660,411)	4,795,966	4,797,159
Total Increase (Decrease) in Net Assets	5,854,715	(4,086,389)	11,332,007	6,852,899
Net Assets:
Beginning of Year/Period	13,991,067	18,077,456	23,608,638	16,755,739
End of Year/Period	$19,845,782	$13,991,067	$34,940,645	$23,608,638
Share Transactions:
Issued	150,000	50,000	260,000	250,000
Redeemed	—	(100,000)	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(50,000)	160,000	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
113

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$313,723	$623,843
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(81,015)	(869,536)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,163,612	(6,450,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,396,320	(6,695,957)
Distributions	(230,150)	(646,024)
Capital Share Transactions:
Issued	10,631,181	2,574,247
Redeemed	(5,703,002)	(574,260)
Increase in Net Assets from Capital Share Transactions	4,928,179	1,999,987
Total Increase (Decrease) in Net Assets	11,094,349	(5,341,994)
Net Assets:
Beginning of Year/Period	20,981,156	26,323,150
End of Year/Period	$32,075,505	$20,981,156
Share Transactions:
Issued	750,000	200,000
Redeemed	(400,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
114

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Energy ETF
2021(Unaudited)	7.79	(0.03)	1.88	1.85	(0.20)
2020	10.43	0.44	(2.66)	(2.22)	(0.42)
2019	11.82	0.30	(1.12)	(0.82)	(0.57)
2018	11.69	0.49	0.05	0.54	(0.41)
2017	10.56	0.41	0.93	1.34	(0.21)
2016	11.61	0.22	(0.94)	(0.72)	(0.33)
Global X MSCI China Materials ETF
2021(Unaudited)	18.18	(0.03)	6.66	6.63	(0.21)
2020	14.50	0.32	3.93	4.25	(0.57)
2019	15.97	0.52	(0.99)	(0.47)	(1.00)
2018	21.59	0.46	(5.84)	(5.38)	(0.24)
2017	13.42	0.38	7.95	8.33	(0.16)
2016	13.29	0.16	0.68	0.84	(0.71)
Global X MSCI China Industrials ETF
2021(Unaudited)	13.43	(0.01)	3.28	3.27	(0.18)
2020	12.92	0.23	0.49	0.72	(0.21)
2019	13.59	0.27	(0.49)	(0.22)	(0.45)
2018	16.06	0.29	(2.41)	(2.12)	(0.35)
2017	12.57	0.24	3.45	3.69	(0.20)
2016	14.44	0.18	(1.71)	(1.53)	(0.34)

The accompanying notes are an integral part of the financial statements.
115

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.20)	9.44	24.09	2,833	0.67	†	(0.67	)†	24.43
(0.42)	7.79	(22.05)	1,558	0.66		5.02		34.18
(0.57)	10.43	(7.04)	1,564	0.66		2.67		109.41
(0.41)	11.82	4.77	2,955	0.65		4.00		14.60
(0.21)	11.69	13.13	1,754	0.65		3.82		11.85
(0.33)	10.56	(6.11)	1,583	0.65		2.19		22.19

(0.21)	24.60	36.64	4,919	0.67	†	(0.28	)†	10.50
(0.57)	18.18	29.88	1,818	0.66		1.95		36.02
(1.00)	14.50	(3.13)	2,175	0.66		3.30		65.67
(0.24)	15.97	(25.20)	2,395	0.66		2.27		26.95
(0.16)	21.59	62.79	5,397	0.65		2.19		49.80
(0.71)	13.42	6.84	1,342	0.65		1.31		26.33

(0.18)	16.52	24.51	2,478	0.66	†	(0.18	)†	11.05
(0.21)	13.43	5.57	2,014	0.66		1.71		19.54
(0.45)	12.92	(1.66)	1,938	0.66		1.99		80.17
(0.35)	13.59	(13.44)	2,038	0.66		1.92		18.28
(0.20)	16.06	29.88	4,015	0.65		1.68		21.53
(0.34)	12.57	(10.60)	3,770	0.65		1.47		14.08

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
116

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Discretionary ETF
2021(Unaudited)	29.45	(0.07)	4.44	4.37	(0.02)
2020	17.68	0.04	11.89	11.93	(0.16)
2019	13.57	0.16	4.35	4.51	(0.40)
2018	17.44	0.20	(3.95)	(3.75)	(0.12)
2017	11.97	0.24	5.40	5.64	(0.17)
2016	13.72	0.20	(1.36)	(1.16)	(0.59)
Global X MSCI China Consumer Staples ETF
2021(Unaudited)	29.04	(0.08)	3.68	3.60	(0.07)
2020	21.08	0.31	8.41	8.72	(0.25)
2019(1)	15.00	0.28	5.93	6.21	(0.13)
Global X MSCI China Health Care ETF
2021(Unaudited)	23.68	(0.07)	6.87	6.80	(0.02)
2020	17.70	0.03	6.06	6.09	(0.04)
2019(1)	15.00	0.09	2.64	2.73	(0.03)
Global X MSCI China Financials ETF
2021(Unaudited)	14.25	(0.01)	1.88	1.87	(0.30)
2020	15.83	0.41	(1.50)	(1.09)	(0.49)
2019	15.39	0.67	0.65	1.32	(0.88)
2018	17.63	0.48	(2.38)	(1.90)	(0.34)
2017	13.80	0.39	3.70	4.09	(0.26)
2016	14.90	0.25	(0.62)	(0.37)	(0.73)
The accompanying notes are an integral part of the financial statements.
117

Financial Highlights

Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.02)	33.80	14.84	684,426	0.65	†	(0.39	)†	23.87
—	(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
—	(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
—	(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92
—	(0.17)	17.44	47.90	156,050	0.65		1.67		34.72
—	(0.59)	11.97	(8.57)	73,023	0.65		1.71		38.13

(0.05)	(0.12)	32.52	12.38	21,141	0.65	†	(0.49	)†	13.27
(0.51)	(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
—	(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

—	(0.02)	30.46	28.71	23,759	0.65	†	(0.54	)†	18.31
(0.07)	(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
—	(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

—	(0.30)	15.82	13.22	71,171	0.65	†	(0.17	)†	8.13
—	(0.49)	14.25	(7.24)	47,727	0.65		2.72		21.72
—	(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
—	(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09
—	(0.26)	17.63	30.32	50,251	0.65		2.58		19.12
—	(0.73)	13.80	(2.56)	28,289	0.65		1.92		18.43

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
118

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Information Technology ETF
2021(Unaudited)	27.78	(0.03)	3.62	3.59	(0.08)
2020	17.92	0.09	10.03	10.12	(0.10)
2019(1)	15.00	0.19	2.81	3.00	(0.08)
Global X MSCI China Communication Services ETF
2021(Unaudited)	26.13	(0.02)	1.82	1.80	(0.31)
2020	22.18	0.16	3.96	4.12	(0.17)
2019	22.40	0.09	(0.21)	(0.12)	(0.10)
2018	29.24	0.07	(6.23)	(6.16)	(0.68)
2017	23.23	0.28	6.69	6.97	(0.96)
2016	22.01	0.45	0.91	1.36	(0.14)
Global X MSCI China Utilities ETF
2021(Unaudited)	13.70	(0.05)	2.91	2.86	(0.25)
2020	15.81	0.39	(2.09)	(1.70)	(0.35)
2019(1)	15.00	0.33	0.60	0.93	(0.12)
Global X MSCI China Real Estate ETF
2021(Unaudited)	16.18	(0.02)	0.96	0.94	(0.48)
2020	17.23	0.81	(1.17)	(0.36)	(0.69)
2019(1)	15.00	0.67	1.82	2.49	(0.26)
Global X MSCI China Large-Cap 50 ETF
2021(Unaudited)	35.40	(0.01)	4.04	4.03	(0.24)
2020	27.60	0.49	7.77	8.26	(0.46)
2019(1)	25.00	0.55	2.27	2.82	(0.22)

The accompanying notes are an integral part of the financial statements.
119

Financial Highlights

Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.17)	(0.25)	31.12	12.89	38,897	0.65	†	(0.16	)†	35.27
(0.16)	(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
—	(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

—	(0.31)	27.62	6.91	16,572	0.65	†	(0.17	)†	42.66
—	(0.17)	26.13	18.61	16,984	0.65		0.67		27.78
—	(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
—	(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79
—	(0.96)	29.24	31.56	19,007	0.65		1.14		42.59
—	(0.14)	23.23	6.20	13,940	0.65		2.09		42.02

—	(0.25)	16.31	20.98	1,631	0.68	†	(0.62	)†	24.63
(0.06)	(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
—	(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

—	(0.48)	16.64	5.98	5,324	0.66	†	(0.19	)†	8.44
—	(0.69)	16.18	(2.55)	7,281	0.66		4.73		25.75
—	(0.26)	17.23	16.56	1,723	0.65	†	4.44	†	14.00

—	(0.24)	39.19	11.39	11,366	0.29	†	(0.06	)†	18.04
—	(0.46)	35.40	30.23	5,310	0.29		1.62		20.32
—	(0.22)	27.60	11.27	2,760	0.29	†	2.26	†	12.46

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
120

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI Greece ETF
2021(Unaudited)	17.68	0.07	11.29	11.36	(0.53)
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)
2019(1)	23.04	0.63	6.87	7.50	(0.63)
2018(1)	27.90	0.57	(4.77)	(4.20)	(0.66)
2017(1)	22.05	0.45	5.85	6.30	(0.45)
2016(1)	31.23	0.39	(9.21)	(8.82)	(0.36)
Global X MSCI Norway ETF
2021(Unaudited)	9.59	0.19	4.81	5.00	(0.13)
2020	11.69	0.20	(2.09)	(1.89)	(0.21)
2019	13.97	0.42	(1.80)	(1.38)	(0.90)
2018	13.50	0.37	0.48	0.85	(0.38)
2017	11.07	0.41	2.34	2.75	(0.32)
2016	10.75	0.35	0.34	0.69	(0.37)
Global X DAX Germany ETF(2)
2021(Unaudited)	25.21	0.37	8.41	8.78	(0.40)
2020	27.28	0.87	(2.64)	(1.77)	(0.30)
2019(3)	25.92	0.67	1.82	2.49	(1.11)
2018(3)	31.25	0.77	(5.75)‡	(4.98)	(0.35)
2017(3)	24.73	0.48	6.91	7.39	(0.83)
2016(3)	25.82	0.45	(1.33)	(0.88)	(0.21)

The accompanying notes are an integral part of the financial statements.
121

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.53)	28.51	64.58	165,823	0.58	†	0.57	†	12.73
—	(0.69)	17.68	(39.39)	109,016	0.58		2.81		28.48
—	(0.63)	29.91	33.57	338,840	0.57		2.43		12.67
—	(0.66)	23.04	(15.63)	257,901	0.59		1.98		16.38
—	(0.45)	27.90	29.04	349,788	0.61		1.69		21.59
—	(0.36)	22.05	(28.33)	245,561	0.62		1.71		76.19

—	(0.13)	14.46	52.37	45,533	0.50	†	3.05	†	5.14
—	(0.21)	9.59	(16.32)	33,570	0.50		1.92		8.38
—	(0.90)	11.69	(9.77)	78,323	0.50		3.36		9.63
—	(0.38)	13.97	6.47	163,471	0.50		2.64		9.55
—	(0.32)	13.50	25.53	164,736	0.50		3.41		9.53
—	(0.37)	11.07	6.86	113,997	0.50		3.39		16.62

—	(0.40)	33.59	34.95	39,298	0.20	†+	2.37	†	6.35
—	(0.30)	25.21	(6.53)	23,948	0.20	+	3.30		10.93
(0.02)	(1.13)	27.28	9.98	16,370	0.21	+	2.65		15.36
—	(0.35)	25.92	(16.05)@	16,851	0.20		2.57		7.00
(0.04)	(0.87)	31.25	30.40	17,186	0.38		1.74		9.00
—	(0.21)	24.73	(3.41)	13,601	0.45		1.86		14.00

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(3)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor Fund.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).
+
Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.36%, 0.45% and 0.46% for the period ended April 30, 2021 and years ended October 31, 2020 and October 31, 2019, respectively.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
122

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)
Global X MSCI Portugal ETF
2021(Unaudited)	8.50	0.09	2.90	2.99	(0.07)	(0.07)	11.42
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	(0.28)	8.50
2019	11.24	0.36	(0.11)	0.25	(0.78)	(0.78)	10.71
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	(0.36)	11.24
2017	9.88	0.36	2.65	3.01	(0.40)	(0.40)	12.49
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	(0.46)	9.88
Global X MSCI Colombia ETF
2021(Unaudited)	23.26	0.30	4.20	4.50	(0.58)	(0.58)	27.18
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	(1.04)	23.26
2019(1)	34.72	1.04	3.96	5.00	(1.56)	(1.56)	38.16
2018(1)	38.24	0.84	(3.64)	(2.80)	(0.72)	(0.72)	34.72
2017(1)	36.88	0.72	1.16	1.88	(0.52)	(0.52)	38.24
2016(1)	35.16	0.64	1.56	2.20	(0.48)	(0.48)	36.88
Global X MSCI Argentina ETF
2021(Unaudited)	23.64	0.08	6.29	6.37	(0.09)	(0.09)	29.92
2020	21.83	0.06	1.83	1.89	(0.08)	(0.08)	23.64
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	(0.56)	21.83
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	(0.17)	25.36
2017	23.69	0.07	8.37	8.44	(0.08)	(0.08)	32.05
2016	19.81	0.15	3.89	4.04	(0.16)	(0.16)	23.69

The accompanying notes are an integral part of the financial statements.
123

Financial Highlights

Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

35.14	15,421	0.59	†	1.61	†	24.59
(18.37)	13,169	0.58		2.34		25.19
2.72	22,487	0.58		3.41		20.74
(7.26)	25,295	0.57		2.91		21.05
31.88	63,705	0.60		3.31		25.31
(4.86)	25,694	0.61		4.26		27.20

18.95	39,947	0.61	†	2.07	†	8.63
(36.91)	34,181	0.62		3.91		20.85
15.05	72,282	0.62		2.81		18.05
(7.55)	82,282	0.62@		2.01		39.15
5.24	92,984	0.62@		1.83		40.93
6.55	88,760	0.65@		1.82		37.60

26.92	40,238	0.59	†	0.55	†	15.46
8.61	38,421	0.60		0.25		49.17
(12.08)	59,482	0.60		1.08		28.88
(20.48)	89,391	0.60	‡	1.07		34.46
35.79	183,468	0.65	‡	0.24		24.45
20.65	90,602	0.74		0.69		20.88

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratios would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.81% and 0.84% for the years ended October 31, 2018, 2017 and 2016, respectively.

The accompanying notes are an integral part of the financial statements.
124

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)
Global X MSCI Pakistan ETF
2021(Unaudited)	27.38	0.95	1.99	2.94	(0.48)	—	(0.48)
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—	(0.79)
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—	(2.36)
2018(1)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)	(4.36)
2017(1)	60.92	3.00	(7.60)	(4.60)	(2.08)	—	(2.08)
2016(1)	56.68	2.32	3.60	5.92	(1.48)	(0.20)	(1.68)
Global X MSCI Nigeria ETF
2021(Unaudited)	14.25	0.57	0.05	0.62	(0.77)	—	(0.77)
2020	12.23	0.80	1.30	2.10	(0.08)	—	(0.08)
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—	(1.66)
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—	(0.42)
2017(2)	17.24	0.54	4.07	4.61	(0.42)	—	(0.42)
2016(2)	31.76	0.86	(14.16)	(13.30)	(1.22)	—	(1.22)
Global X MSCI Next Emerging & Frontier ETF
2021(Unaudited)	16.46	0.24	3.41	3.65	(0.26)	—	(0.26)
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—	(0.49)
2019	20.22	0.55	0.31	0.86	(0.99)	—	(0.99)
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—	(0.41)
2017	20.15	0.40	3.21	3.61	(0.48)	—	(0.48)
2016	19.27	0.20	1.14	1.34	(0.46)	—	(0.46)

The accompanying notes are an integral part of the financial statements.
125

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

29.84	10.78	28,711	0.85	†	6.45	†	27.39
27.38	6.99	34,555	0.90		2.44		52.38
26.32	(30.73)	41,804	0.88		5.14		19.09
41.04	(17.53)	40,024	0.87		3.84		44.05
54.24	(8.25)	53,576	0.89		4.64		65.51
60.92	10.87	10,664	0.91		4.01		21.22

14.10	4.08	41,760	0.82	†	7.85	†	4.39
14.25	17.25	42,199	0.89		6.81		18.79
12.23	(24.55)	32,561	0.89		5.70		45.62
17.98	(14.46)	40,675	0.88		3.29		62.52
21.43	27.52	64,559	1.07		2.99		21.07
17.24	(43.30)	28,009	1.02@		3.80		29.61

19.85	22.22	19,846	0.65	†	2.53	†	14.17
16.46	(15.85)	13,991	0.70		2.36		31.66
20.09	4.29	18,077	0.66		2.66		78.67
20.22	(11.66)	13,145	0.55		2.54		14.62
23.28	18.53	16,294	0.56		1.89		7.93
20.15	7.33	15,112	0.56		1.13		9.35

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded,the ratio would have been 1.10% for the year ended October 31, 2016.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
126

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)
Global X FTSE Nordic Region ETF
2021(Unaudited)	23.37	0.37	6.30	6.67	(0.18)	—	(0.18)
2020	20.69	0.20	2.62	2.82	(0.14)	—	(0.14)
2019	20.82	0.06	1.02	1.08	(0.84)	(0.37)	(1.21)
2018	23.89	0.63	(2.87)	(2.24)	(0.83)	—	(0.83)
2017	19.38	0.51	4.72	5.23	(0.72)	—	(0.72)
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—	(0.63)
Global X FTSE Southeast Asia ETF
2021(Unaudited)	11.66	0.14	3.22	3.36	(0.10)	—	(0.10)
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	(0.39)
2019	15.32	0.44	0.91	1.35	(0.72)	—	(0.72)
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	—	(0.27)
2017	13.72	0.32	2.23	2.55	(0.36)	—	(0.36)
2016	13.07	0.31	0.78	1.09	(0.44)	—	(0.44)

The accompanying notes are an integral part of the financial statements.
127

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

29.86	28.62	34,941	0.51	†	2.67	†	5.10
23.37	13.70	23,609	0.51		0.92		4.90
20.69	5.44	16,756	0.56		0.30		4.27
20.82	(9.67)	24,149	0.58		2.80		7.37
23.89	27.97	38,464	0.55		2.37		6.79
19.38	(10.54)	40,899	0.51		3.01		10.90

14.92	28.82	32,076	0.65	†	1.98	†	13.51
11.66	(24.82)	20,981	0.65		2.77		5.98
15.95	8.94	26,323	0.65		2.76		7.01
15.32	(2.15)	17,614	0.65		2.94		11.98
15.91	19.19	14,320	0.65		2.23		7.78
13.72	8.75	12,349	0.65		2.40		12.94

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
128

Notes to Financial Statements (unaudited)
April 30, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2021, the Trust had eighty-eight portfolios, eighty-one of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Financials ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF, Global X MSCI China Large-Cap 50 ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X DAX Germany ETF, Global X MSCI Portugal ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Pakistan ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X FTSE Nordic Region ETF and Global X FTSE Southeast Asia ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.
On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

129

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may

130

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called.
When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, there were securities valued using the Fair Value Procedures of $0, $6,632,038, $386,778, $3, $7,861, $13 and $199 in Global X MSCI China Materials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Financials ETF, Global X MSCI China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Portugal ETF and Global X MSCI Argentina ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

131

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”), and are designated as being held on each Fund’s behalf by the custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

132

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
BNP Paribas	$4,367,672	$4,367,672	$-	$-
Global X MSCI China Communication Services ETF
BNP Paribas	170,322	170,322	-	-
Global X MSCI Greece ETF
BNP Paribas	7,307,165	7,307,165	-	-
Global X MSCI Portugal ETF
BNP Paribas	105,413	105,413	-	-
Global X MSCI Argentina ETF
BNP Paribas	1,604,064	1,604,064	-	-
Global X FTSE Southeast Asia ETF
BNP Paribas	287,469	287,469	-	-

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet  the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Funds did not record any tax positions in the current period; however, management’s conclusion regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations therof.

133

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.
As of and during the period ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statement of Operations.  During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”)

134

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2021	Redemption Fee

Global X MSCI China Energy ETF	10,000	$800	$94,400	$800
Global X MSCI China Materials ETF	10,000	1,500	246,000	1,500
Global X MSCI China Industrials ETF	10,000	2,100	165,200	2,100
Global X MSCI China Consumer Discretionary ETF	10,000	1,600	338,000	1,600
Global X MSCI China Consumer Staples ETF	10,000	1,300	325,200	1,300
Global X MSCI China Health Care ETF	10,000	1,400	304,600	1,400
Global X MSCI China Financials ETF	10,000	2,100	158,200	2,100
Global X MSCI China Information Technology ETF	10,000	1,900	311,200	1,900
Global X MSCI China Communication Services ETF	10,000	800	276,200	800
Global X MSCI China Utilities ETF	10,000	1,000	163,100	1,000
Global X MSCI China Real Estate ETF	10,000	1,200	166,400	1,200
Global X MSCI China Large-Cap 50 ETF	10,000	1,300	391,900	1,300
Global X MSCI Greece ETF	10,000	500	285,100	500
Global X MSCI Norway ETF	10,000	1,200	144,600	1,200
Global X DAX Germany ETF	10,000	500	335,900	500
Global X MSCI Portugal ETF	10,000	1,000	114,200	1,000
Global X MSCI Colombia ETF	10,000	2,000	271,800	2,000
Global X MSCI Argentina ETF	10,000	500	299,200	500
Global X MSCI Pakistan ETF	10,000	2,800	298,400	2,800
Global X MSCI Nigeria ETF	10,000	2,000	141,000	2,000
Global X MSCI Next Emerging & Frontier ETF	10,000	9,500	198,500	9,500
Global X FTSE Nordic Region ETF	10,000	1,000	298,600	1,000
Global X FTSE Southeast Asia ETF	10,000	2,100	149,200	2,100
135

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

136

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X DAX Germany ETF***	0.45%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X FTSE Nordic Region ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%

*Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “ Colombia Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Colombia Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Colombia Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Colombia Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in

137

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Colombia Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees were still subject to recoupment. As of April 30, 2021, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the semi-annual period ended on April 30, 2021.
**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Argentina Fund”) and the Adviser prior to May 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Argentina Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Argentina Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Argentina Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Argentina Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Argentina Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees were still subject to recoupment. As of April 30, 2021, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the semi-annual period ended on April 30, 2021.
***Effective August 1, 2017, Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), contractually agreed to waive a portion of its management fee, which was 0.45% of the average daily net assets of the Predecessor Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2019. The Board approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.20% of the Germany Fund’s average daily net assets per year until March 1, 2021. The Board voted to permanently reduce the Germany Fund’s fees to 0.20% and end the expense limitation agreement as of March 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

138

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

139

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
		Sales and
	Purchases	Maturities
Global X MSCI China Energy ETF	$1,268,205	$504,654
Global X MSCI China Materials ETF	2,863,941	362,790
Global X MSCI China Industrials ETF	254,591	286,637
Global X MSCI China Consumer Discretionary ETF	330,140,501	145,310,777
Global X MSCI China Consumer Staples ETF	5,320,458	2,831,180
Global X MSCI China Health Care ETF	13,846,538	3,146,509
Global X MSCI China Financials ETF	24,124,676	4,636,268
Global X MSCI China Information Technology ETF	26,697,149	11,235,724
Global X MSCI China Communication Services ETF	7,364,076	7,961,380
Global X MSCI China Utilities ETF	382,062	408,336
Global X MSCI China Real Estate ETF	563,421	995,809
Global X MSCI China Large-Cap 50 ETF	4,618,577	1,513,058
Global X MSCI Greece ETF	18,847,667	19,263,536
Global X MSCI Norway ETF	2,154,737	2,051,776
Global X DAX Germany ETF	2,084,112	2,213,108
Global X MSCI Portugal ETF	3,761,669	3,752,452
Global X MSCI Colombia ETF	3,575,241	3,958,316
Global X MSCI Argentina ETF	7,106,681	8,557,917
Global X MSCI Pakistan ETF	10,111,031	18,455,173
Global X MSCI Nigeria ETF	1,816,246	3,961,084
Global X MSCI Next Emerging & Frontier ETF	3,686,819	2,374,375
Global X FTSE Nordic Region ETF	1,514,140	1,435,857
Global X FTSE Southeast Asia ETF	5,023,681	4,052,203

During the period ended April 30, 2021, there were no purchases or sales of long-term U.S. Government securities for the Funds.

140

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions were:
		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X MSCI China Energy ETF	$19,338	$-	$-
Global X MSCI China Consumer Discretionary ETF	212,679,937	128,054,359	67,277,815
Global X MSCI China Consumer Staples ETF	31,911	793,407	184,817
Global X MSCI China Health Care ETF	2,761,065	3,358,542	1,271,534
Global X MSCI China Financials ETF	313,086	2,392,855	209,053
Global X MSCI China Information Technology ETF	1,204,555	-	-
Global X MSCI China Communication Services ETF	-	1,011,778	306,996
Global X MSCI China Real Estate ETF	-	1,906,593	(4,649)
Global X MSCI China Large-Cap 50 ETF	2,632,018	-	-
Global X MSCI Greece ETF	7,200,442	18,449,602	2,093,061
Global X MSCI Norway ETF	1,931,707	5,797,072	892,196
Global X DAX Germany ETF	6,680,802	-	-
Global X MSCI Portugal ETF	-	2,229,197	383,367
Global X MSCI Argentina ETF	6,736,472	13,401,881	4,511,616
Global X MSCI Next Emerging & Frontier ETF	1,510,052	-	-
Global X FTSE Nordic Region ETF	7,338,693	2,549,230	788,493
Global X FTSE Southeast Asia ETF	8,696,199	4,702,736	1,090,982
For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:
		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X MSCI China Materials ETF	$-	$503,499	$9,330
Global X MSCI China Consumer Discretionary ETF	95,439,580	40,246,660	11,569,839
Global X MSCI China Consumer Staples ETF	-	2,359,647	217,114
Global X MSCI China Health Care ETF	325,187	1,431,871	477,251
Global X MSCI China Financials ETF	125,640	21,519,835	(3,087,371)
Global X MSCI China Information Technology ETF	861,404	3,622,313	435,527
Global X MSCI China Communication Services ETF	-	4,752,664	269,368
Global X MSCI China Real Estate ETF	-	5,348,336	295,031
Global X MSCI China Large-Cap 50 ETF	522,801	-	-
Global X MSCI Greece ETF	6,806,665	117,213,745	(23,705,917)
Global X MSCI Norway ETF	12,518,174	49,771,316	(7,419,655)
Global X DAX Germany ETF	16,196,555	6,537,418	1,372,275
Global X MSCI Portugal ETF	-	5,751,994	404,886
Global X MSCI Colombia ETF	-	4,250,418	(373,292)
Global X MSCI Argentina ETF	11,622,517	32,767,167	4,759,481
Global X MSCI Next Emerging & Frontier ETF	333,226	625,784	(171,539)
Global X FTSE Nordic Region ETF	5,918,400	1,111,825	289,941
Global X FTSE Southeast Asia ETF	2,093,095	460,399	(11,727)

141

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the periods ended October 31, 2020 and  2019  were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Energy ETF
2020	$68,891	$–	$–	$68,891
2019	123,563	–	–	123,563
Global X MSCI China Materials ETF
2020	$57,446	$–	$–	$57,446
2019	149,448	–	–	149,448
Global X MSCI China Industrials ETF
2020	$31,434	$–	$–	$31,434
2019	67,864	–	–	67,864
Global X MSCI China Consumer Discretionary ETF
2020	$1,388,311	$–	$–	$1,388,311
2019	3,541,990	–	–	3,541,990
Global X MSCI China Consumer Staples ETF
2020	$136,194	$255	$–	$136,449
2019	13,493	–	–	13,493
Global X MSCI China Health Care ETF
2020	$16,313	$–	$–	$16,313
2019	2,880	–	–	2,880
Global X MSCI China Financials ETF
2020	$1,795,211	$–	$–	$1,795,211
2019	2,438,433	–	–	2,438,433
Global X MSCI China Information Technology ETF
2020	$53,606	$–	$–	$53,606
2019	12,360	–	–	12,360
Global X MSCI China Communication Services ETF
2020	$133,251	$–	$–	$133,251
2019	115,344	–	–	115,344
Global X MSCI China Utilities ETF
2020	$40,333	$–	$–	$40,333
2019	12,312	–	–	12,312

142

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Real Estate ETF
2020	$171,559	$–	$–	$171,559
2019	26,242	–	–	26,242
Global X MSCI China Large-Cap 50 ETF
2020	$45,697	$–	$–	$45,697
2019	21,830	–	–	21,830
Global X MSCI Greece ETF
2020	$6,932,583	$–	$–	$6,932,583
2019	7,386,717	–	–	7,386,717
Global X MSCI Norway ETF
2020	$1,003,442	$–	$–	$1,003,442
2019	6,822,589	–	–	6,822,589
Global X DAX Germany ETF
2020	$221,929	$–	$–	$221,929
2019	666,693	10,877	–	677,570
Global X MSCI Portugal ETF
2020	$491,011	$–	$–	$491,011
2019	1,885,103	–	–	1,885,103
Global X MSCI Colombia ETF
2020	$1,868,308	$–	$–	$1,868,308
2019	3,425,053	–	–	3,425,053
Global X MSCI Argentina ETF
2020	$231,396	$–	$–	$231,396
2019	1,862,692	–	–	1,862,692
Global X MSCI Pakistan ETF
2020	$1,334,151	$–	$–	$1,334,151
2019	2,425,569	–	–	2,425,569
Global X MSCI Nigeria ETF
2020	$235,024	$–	$–	$235,024
2019	3,827,441	–	–	3,827,441
Global X MSCI Next Emerging & Frontier ETF
2020	$425,178	$–	$–	$425,178
2019	725,137	–	–	725,137
Global X FTSE Nordic Region ETF
2020	$123,078	$–	$–	$123,078
2019	946,666	–	410,291	1,356,957
Global X FTSE Southeast Asia ETF
2020	$646,024	$–	$–	$646,024
2019	911,494	–	–	911,494

143

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
As of October 31, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$40,350	$19,980	$19,074
Capital Loss Carryforwards	(1,668,732)	(2,067,049)	(2,797,414)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(603,911)	47,609	(249,541)
Other Temporary Differences	(3)	1	(6)
Total Accumulated Losses	$(2,232,296)	$(1,999,459)	$(3,027,887)

	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$380,746	$78,878	$7,700
Capital Loss Carryforwards	(74,894,661)	–	(2,145)
Unrealized Appreciation on Investments and Foreign Currency	93,213,747	2,563,484	1,327,713
Other Temporary Differences	(9)	2	2
Total Distributable Earnings	$18,699,823	$2,642,364	$1,333,270

144

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF	Global X MSCI China Communication Services ETF
Undistributed Ordinary Income	$1,091,406	$151,593	$201,302
Undistributed Long-Term Capital Gain	–	11,323	–
Capital Loss Carryforwards	(5,743,192)	–	(5,437,252)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(8,569,328)	3,059,771	(379,057)
Other Temporary Differences	(3)	–	2
Total Distributable Earnings (Accumulated Losses)	$(13,221,117)	$3,222,687	$(5,615,005)

	Global X Funds
	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Large-Cap 50 ETF
Undistributed Ordinary Income	$24,987	$210,764	$36,387
Capital Loss Carryforwards	(47,164)	(99,233)	(79,514)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(110,099)	(822,196)	950,856
Other Temporary Differences	2	1	–
Total Distributable Earnings (Accumulated Losses)	$(132,274)	$(710,664)	$907,729

	Global X Funds
	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X DAX Germany ETF
Undistributed Ordinary Income	$2,897,219	$194,675	$417,979
Capital Loss Carryforwards	(161,240,577)	(35,010,331)	(1,754,293)
Unrealized Depreciation on Investments and Foreign Currency	(133,333,642)	(14,016,289)	(4,132,644)
Other Temporary Differences	(17)	(14)	–
Total Accumulated Losses	$(291,677,017)	$(48,831,959)	$(5,468,958)

	Global X Funds
	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF
Undistributed Ordinary Income	$64,939	$674,782	$–
Capital Loss Carryforwards	(13,171,877)	(84,678,101)	(20,640,114)
Unrealized Depreciation on Investments and Foreign Currency	(9,074,748)	(22,493,582)	(28,996,246)
Late Year Loss Deferral	–	–	(4,715)
Other Temporary Differences	–	(1)	(3)
Total Accumulated Losses	$(22,181,686)	$(106,496,902)	$(49,641,078)

145

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Undistributed Ordinary Income	$287,332	$2,258,506	$207,771
Capital Loss Carryforwards	(33,733,889)	(23,600,101)	(24,845,859)
Unrealized Depreciation on Investments and Foreign Currency	(7,052,485)	(8,124,761)	(2,187,103)
Other Temporary Differences	(4)	(5)	–
Total Accumulated Losses	$(40,499,046)	$(29,466,361)	$(26,825,191)

	Global X Funds
	Global X FTSE Nordic Region ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$160,794	$185,783
Capital Loss Carryforwards	(4,780,636)	(6,356,641)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	279,173	(6,831,837)
Other Temporary Differences	(1)	(1)
Total Accumulated Losses	$(4,340,670)	$(13,002,696)

146

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:u
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Energy ETF	$306,632	$1,362,100	$1,668,732
Global X MSCI China Materials ETF	154,741	1,912,308	2,067,049
Global X MSCI China Industrials ETF	406,049	2,391,365	2,797,414
Global X MSCI China Consumer Discretionary ETF	23,289,728	51,604,933	74,894,661
Global X MSCI China Health Care ETF	–	2,145	2,145
Global X MSCI China Financials ETF	4,791,338	951,854	5,743,192
Global X MSCI China Communication Services ETF	3,702,393	1,734,859	5,437,252
Global X MSCI China Utilities ETF	5,007	42,157	47,164
Global X MSCI China Real Estate ETF	89,342	9,891	99,233
Global X MSCI China Large-Cap 50 ETF	25,430	54,084	79,514
Global X MSCI Greece ETF	73,787,487	87,453,090	161,240,577
Global X MSCI Norway ETF	9,144,185	25,866,146	35,010,331
Global X DAX Germany ETF	694,159	1,060,134	1,754,293
Global X MSCI Portugal ETF	3,551,982	9,619,895	13,171,877
Global X MSCI Colombia ETF	24,852,439	59,825,662	84,678,101
Global X MSCI Argentina ETF	3,431,689	17,208,425	20,640,114
Global X MSCI Pakistan ETF	1,263,376	32,470,513	33,733,889
Global X MSCI Nigeria ETF	6,714,611	16,885,490	23,600,101
Global X MSCI Next Emerging & Frontier ETF	6,113,114	18,732,745	24,845,859
Global X FTSE Nordic Region ETF	1,410,682	3,369,954	4,780,636
Global X FTSE Southeast Asia ETF	2,176,933	4,179,708	6,356,641

During the year ended October 31, 2020 the following funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Industrials ETF	$657	$–	$657
Global X MSCI Portugal ETF	19,310	–	19,310
Global X MSCI Pakistan ETF	22,513	–	22,513
Global X FTSE Nordic Region ETF	36,039	–	36,039

147

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2021 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Energy ETF	$2,636,614	$288,808	$(133,876)	$154,932
Global X MSCI China Materials ETF	4,196,031	917,583	(200,095)	717,488
Global X MSCI China Industrials ETF	1,960,873	806,984	(293,727)	513,257
Global X MSCI China Consumer Discretionary ETF	646,046,061	90,013,459	(38,575,987)	51,437,472
Global X MSCI China Consumer Staples ETF	16,759,134	5,344,598	(975,595)	4,369,003
Global X MSCI China Health Care ETF	20,189,736	4,002,950	(454,985)	3,547,965
Global X MSCI China Financials ETF	73,157,505	3,161,175	(5,189,856)	(2,028,681)
Global X MSCI China Information Technology ETF	34,313,519	6,693,141	(2,136,659)	4,556,482
Global X MSCI China Communication Services ETF	14,713,145	3,715,031	(1,612,556)	2,102,475
Global X MSCI China Utilities ETF	1,476,820	276,375	(122,347)	154,028
Global X MSCI China Real Estate ETF	5,623,285	416,546	(717,599)	(301,053)
Global X MSCI China Large-Cap 50 ETF	10,015,218	1,487,765	(148,052)	1,339,713
Global X MSCI Greece ETF	187,618,270	36,139,170	(45,594,306)	(9,455,136)
Global X MSCI Norway ETF	42,661,515	6,323,041	(3,576,975)	2,746,066
Global X DAX Germany ETF	33,905,241	6,288,842	(1,014,528)	5,274,314
Global X MSCI Portugal ETF	19,317,154	1,573,773	(5,313,091)	(3,739,318)
Global X MSCI Colombia ETF	49,758,024	2,793,840	(12,696,251)	(9,902,411)
Global X MSCI Argentina ETF	61,293,735	10,491,500	(28,901,122)	(18,409,622)
Global X MSCI Pakistan ETF	28,718,064	2,321,782	(2,598,469)	(276,687)
Global X MSCI Nigeria ETF	45,780,958	4,111,534	(5,978,779)	(1,867,245)
Global X MSCI Next Emerging & Frontier ETF	18,766,246	2,364,998	(1,365,107)	999,891
Global X FTSE Nordic Region ETF	28,165,258	7,701,957	(1,078,214)	6,623,743
Global X FTSE Southeast Asia ETF	32,752,224	1,895,309	(2,143,734)	(248,425)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

148

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

6. CONCENTRATION OF RISKS (continued)
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.
Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which a Fund may invest. As such, the potential effect of a transition away from LIBOR on a Fund investments cannot yet be determined.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to

149

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

6. CONCENTRATION OF RISKS (continued)
foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value.
Recently the U.S. imposed economic sanctions, which take effect on January 11, 2021, on certain Chinese companies with ties to the Chinese military.  These sanctions may result in the decline of the value and liquidity of these securities and may impair the ability of a Fund to buy, sell, receive or deliver those impacted securities, which may have a negative impact on the Fund’s investments.   In addition, the Fund’s index providers may reconstitute the Fund’s underlying index to exclude the sanctioned securities, which could result in increased portfolio turnover and higher transactions costs.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the

150

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the  collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2021, the value of the securities on loan was $12,798,481, $253,129, $9,662,010, $161,493, $2,616,206 and $470,134 for the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Portugal ETF, Global X MSCI Argentina ETF and Gobal X FTSE Southeast Asia ETF, respectively. The cash collateral received from securities on loan was $13,403,097, $266,706, $12,544,380, $180,965, $2,753,734 and $493,505 for the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Portugal ETF, Global X MSCI Argentina ETF and Global X FTSE Southeast Asia ETF, respectively.

151

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
At April 30, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
Barclays Capital	$217,260	$229,500
Citigroup	2,824,852	2,980,020
Goldman Sachs	4,317,323	4,391,792
JPMorgan	122,218	133,488
Morgan Stanley and Co.	5,316,828	5,668,297
Global X MSCI China Communication Services ETF
Citigroup	5,445	5,747
Goldman Sachs	242,028	254,940
JPMorgan	5,656	6,019
Global X MSCI Greece ETF
Barclays Capital	115,995	115,625	(1)
BNP Paribas	520,576	537,600
BofA Securities, Inc.	7,488	7,700
Citigroup	780	775	(1)
Goldman Sachs	4,440,833	7,191,000
JPMorgan	1,404,000	1,395,000	(1)
Morgan Stanley and Co.	905,575	900,680	(1)
UBS AG London Branch	2,266,763	2,396,000
Global X MSCI Portugal ETF
BofA Securities, Inc.	137,506	157,259
Goldman Sachs	23,987	23,706	(1)
Global X MSCI Argentina ETF
BofA Securities, Inc.	23,608	24,700
Citigroup	957,866	991,364
Credit Suisse	244,294	265,080
Goldman Sachs	59,920	62,320
JPMorgan	970,390	1,026,750
National Financial Services	360,128	383,520
Global X FTSE Southeast Asia ETF
JPMorgan	470,134	493,505

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

152

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.
Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, each of the Global X MSCI Colombia ETF,  Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April  27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:
Fund Name	Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.

153

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

10. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures were required to the financial statements.
11. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

154

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2020 through April 30, 2021.
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

155

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$1,240.90	0.67%	$3.72
Hypothetical 5% Return	1,000.00	1,021.47	0.67	3.36

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$1,366.40	0.67%	$3.93
Hypothetical 5% Return	1,000.00	1,021.47	0.67	3.36

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$1,245.10	0.66%	$3.67
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,148.40	0.65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$1,123.80	0.65%	$3.42
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$1,287.10	0.65%	$3.69
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$1,132.20	0.65%	$3.44
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$1,128.90	0.65%	$3.43
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$1,069.10	0.65%	$3.33
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$1,209.80	0.68%	$3.73
Hypothetical 5% Return	1,000.00	1,021.42	0.68	3.41

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$1,059.80	0.66%	$3.37
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31

156

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Large-Cap 50 ETF
Actual Fund Return	$1,000.00	$1,113.90	0.29%	$1.52
Hypothetical 5% Return	1,000.00	1,023.36	0.29	1.45

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,645.80	0.58%	$3.80
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,523.70	0.50%	$3.13
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$1,349.50	0.20%	$1.22
Hypothetical 5% Return	1,000.00	1,023.75	0.20	1.05

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$1,351.40	0.59%	$3.44
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,189.50	0.61%	$3.31
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,269.20	0.59%	$3.32
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,108.10	0.85%	$4.44
Hypothetical 5% Return	1,000.00	1,020.58	0.85	4.26

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,040.80	0.82%	$4.15
Hypothetical 5% Return	1,000.00	1,020.73	0.82	4.11

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,222.20	0.65%	$3.58
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,286.20	0.51%	$2.89
Hypothetical 5% Return	1,000.00	1,022.27	0.51	2.56

157

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,288.20	0.65%	$3.69
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

158

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Trust held via videoconference November 11, 20201, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

[1]
This meeting  was held via video conference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

159

Approval of Investment Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance

160

Approval of Investment Advisory Agreement (unaudited) (continued)

information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

161

Approval of Investment Advisory Agreement (unaudited) (continued)

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.
Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

162

Approval of Investment Advisory Agreement (unaudited) (concluded)

Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

163

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

164

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-1000

Global X Social Media ETF (ticker: SOCL)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X E-commerce ETF (ticker: EBIZ)
Global X Emerging Markets Internet & E-commerce ETF (ticker: EWEB)
Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Guru® Index ETF (ticker: GURU)

Semi-Annual Report
April 30, 2021
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X Social Media ETF	1
Global X Lithium & Battery Tech ETF	5
Global X E-commerce ETF	10
Global X Emerging Markets Internet & E-commerce ETF	14
Global X SuperDividend® ETF	18
Global X SuperDividend® U.S. ETF	27
Global X MSCI SuperDividend® EAFE ETF	32
Global X MSCI SuperDividend® Emerging Markets ETF	37
Global X SuperDividend® REIT ETF	42
Global X NASDAQ 100® Covered Call ETF	45
Global X S&P 500® Covered Call ETF	51
Global X Russell 2000 Covered Call ETF	69
Global X Nasdaq 100® Covered Call & Growth ETF	71
Global X S&P 500® Covered Call & Growth ETF	77
Global X SuperIncome™ Preferred ETF	95
Global X Renewable Energy Producers ETF	100
Global X S&P 500® Catholic Values ETF	105
Global X S&P Catholic Values Developed ex-US ETF	121
Global X Guru® Index ETF	146
Statements of Assets and Liabilities	151
Statements of Operations	156
Statements of Changes in Net Assets	161
Financial Highlights	171
Notes To Financials	187
Disclosure of Fund Expenses	211
Approval of Investment Advisory Agreement	214
Supplemental Information	223

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Social Media ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.0%
Energy — 0.0%
Hello Pal International *	173,934	$229,046
CHINA— 30.4%
Communication Services — 30.4%
Baidu ADR *	110,121	23,161,750
Bilibili ADR *	213,105	23,624,820
BlueCity Holdings ADR *	18,587	154,086
HUYA ADR * (A)	75,698	1,333,799
JOYY ADR	9,354	889,191
Kuaishou Technology, Cl B *	416,100	14,089,921
Meitu *	2,236,700	694,033
Momo ADR *	84,972	1,245,690
NetEase ADR	220,220	24,677,853
Tencent Holdings	609,027	48,851,699
Tencent Music Entertainment Group ADR *	342,581	5,967,761
Weibo ADR * (A)	74,345	3,746,988
TOTAL CHINA		148,437,591
GERMANY— 0.8%
Communication Services — 0.8%
United Internet	90,312	3,806,215

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 4.2%
Communication Services — 4.2%
DeNA *	76,951	$1,572,038
Gree *	97,515	510,302
Kakaku.com	120,260	3,267,666
Mixi	37,650	965,491
Nexon	427,064	14,163,185
TOTAL JAPAN		20,478,682
RUSSIA— 4.8%
Communication Services — 4.8%
Mail.Ru Group GDR *	196,115	4,373,364
Yandex, Cl A *	292,354	19,163,805
TOTAL RUSSIA		23,537,169
SOUTH KOREA— 9.5%
Communication Services — 9.5%
AfreecaTV	6,742	541,251
Com2uSCorp	7,139	946,647
Kakao	218,893	22,335,016
NAVER	68,934	22,278,755
TOTAL SOUTH KOREA		46,101,669
TAIWAN— 0.1%
Consumer Discretionary — 0.1%
PChome Online	109,244	329,691
UNITED ARAB EMIRATES— 0.5%
Communication Services — 0.5%
Yalla Group ADR *	111,482	2,430,308
UNITED STATES— 49.5%
Communication Services — 49.2%
Alphabet, Cl A *	10,302	24,245,757
Angi, Cl A *	60,978	976,258
Bumble, Cl A *	53,458	3,220,310
Facebook, Cl A *	161,798	52,597,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
IAC *	74,407	$18,859,942
Match Group *	144,294	22,456,475
Pinterest, Cl A *	309,870	20,566,072
Snap, Cl A *	631,794	39,057,505
Spotify Technology *	80,525	20,301,963
Twitter *	444,840	24,564,065
Yelp, Cl A *	65,269	2,565,072
Zynga, Cl A *	958,948	10,375,817
		239,786,530
Consumer Discretionary — 0.2%
Groupon, Cl A *	21,942	1,110,924
Information Technology — 0.1%
Life360, Cl CDI *	81,238	362,081
TOTAL UNITED STATES		241,259,535
TOTAL COMMON STOCK
(Cost $417,090,873)		486,609,906
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $137,561)	137,561	137,561
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $1,489,945 (collateralized by U.S. Treasury Obligations, ranging in par value $36,402 - $213,863, 1.500%, 02/15/2030, with a total market value of $1,520,156) (Cost $1,489,945)	$1,489,945	1,489,945
TOTAL INVESTMENTS — 100.1%
(Cost $418,718,379)		$488,237,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Social Media ETF

Percentages are based on Net Assets of $487,575,766.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $1,132,561.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $1,627,506.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$486,280,215	$329,691	$—	$486,609,906
Short-Term Investment	137,561	—	—	137,561
Repurchase Agreement	—	1,489,945	—	1,489,945
Total Investments in Securities	$486,417,776	$1,819,636	$—	$488,237,412

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Lithium & Battery Tech ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 7.4%
Materials — 7.4%
Galaxy Resources *	9,027,615	$27,405,434
ioneer * (A)	30,534,015	9,552,346
Mineral Resources	3,493,565	128,858,571
Orocobre *	6,660,180	34,726,487
Pilbara Minerals * (A)	38,668,057	34,050,877
TOTAL AUSTRALIA		234,593,715
CANADA— 0.4%
Materials — 0.4%
Lithium Americas * (A)	951,090	13,421,332
Nemaska Lithium *(B)(C)(F)	12,119,545	98
TOTAL CANADA		13,421,430
CHILE— 4.6%
Materials — 4.6%
Sociedad Quimica y Minera de Chile ADR	2,741,828	144,604,009
CHINA— 41.8%
Consumer Discretionary — 4.9%
BYD, Cl H	6,162,248	127,182,623
Tianneng Power International (A)	15,149,600	27,814,789
		154,997,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.1%
Contemporary Amperex Technology, Cl A	3,019,155	$181,181,506
Eve Energy, Cl A	12,548,152	172,013,672
Shenzhen Yinghe Technology, Cl A	7,398,853	19,296,830
Sunwoda Electronic, Cl A	22,245,563	74,010,299
		446,502,307
Information Technology — 7.6%
NAURA Technology Group, Cl A	3,994,209	102,270,424
Wuxi Lead Intelligent Equipment, Cl A	10,161,541	138,873,163
		241,143,587
Materials — 15.2%
Beijing Easpring Material Technology, Cl A	6,570,813	51,401,538
Ganfeng Lithium, Cl A	12,063,057	204,191,812
Shanghai Putailai New Energy Technology, Cl A	3,599,100	45,108,732
Shenzhen Capchem Technology, Cl A	4,496,479	53,540,519
Yunnan Energy New Material, Cl A	6,232,017	129,633,970
		483,876,571
TOTAL CHINA		1,326,519,877
GERMANY— 2.0%
Industrials — 2.0%
Akasol *	57,229	8,253,322
Varta * (A)	385,974	56,383,706
TOTAL GERMANY		64,637,028
HONG KONG— 0.2%
Industrials — 0.2%
Honbridge Holdings *	70,893,900	4,655,155
JAPAN— 6.2%
Consumer Discretionary — 4.6%
Panasonic	12,503,787	147,453,286
Industrials — 1.5%
GS Yuasa	1,715,266	46,371,264
Materials — 0.1%
W-Scope *	702,161	4,451,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$198,276,292
NETHERLANDS— 0.8%
Materials — 0.8%
AMG Advanced Metallurgical Group	646,756	24,851,874
SOUTH KOREA— 12.1%
Industrials — 5.0%
LG Chemical	184,887	154,910,490
Vitzrocell	294,045	3,793,362
		158,703,852
Information Technology — 7.1%
Iljin Materials	406,404	25,246,115
L&F	389,530	31,796,938
Power Logics * (A)	554,642	4,088,699
Samsung SDI	281,562	165,542,813
		226,674,565
TOTAL SOUTH KOREA		385,378,417
TAIWAN— 1.8%
Information Technology — 1.8%
Dynapack International Technology	2,822,900	11,925,042
Simplo Technology	3,362,580	45,142,573
TOTAL TAIWAN		57,067,615
UNITED STATES— 22.6%
Consumer Discretionary — 5.2%
Tesla *	234,614	166,444,556
Industrials — 2.7%
EnerSys	951,197	87,110,621
Materials — 14.7%
Albemarle	2,427,531	408,237,888
Livent *	3,304,833	59,553,091
		467,790,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
TOTAL UNITED STATES		$721,346,156
TOTAL COMMON STOCK
(Cost $2,535,874,084)		3,175,351,568

SHORT-TERM INVESTMENT(D)(E) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $34,478,236)	34,478,236	34,478,236

REPURCHASE AGREEMENT(D) — 1.8%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $56,205,362 (collateralized by U.S. Treasury Obligations, ranging in par value $1,373,214 - $8,067,576, 1.500%, 02/15/2030, with a total market value of $57,345,025)

(Cost $56,205,362)	$56,205,362	56,205,362
TOTAL INVESTMENTS — 102.8%
(Cost $2,626,557,682)		$3,266,035,166

Percentages are based on Net Assets of $3,177,651,256.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $86,507,954.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $98 and represented 0.0% of Net Assets of the Fund.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $90,683,598.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Lithium & Battery Tech ETF

(F)
Security is fair valued using methods determined in good faith by the Fair ValueCommittee of the Fund. The total value of such securities as of April 30, 2021,was $98 and represents 0.0% of Net Assets of the Fund.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,118,283,855	$57,067,615	$98	$3,175,351,568
Short-Term Investment	34,478,236	—	—	34,478,236
Repurchase Agreement	—	56,205,362	—	56,205,362
Total Investments in Securities	$3,152,762,091	$113,272,977	$98	$3,266,035,166

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X E-commerce ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 3.3%
Consumer Discretionary — 3.3%
MercadoLibre *	5,035	$7,909,884
AUSTRALIA— 0.3%
Consumer Discretionary — 0.3%
Temple & Webster Group *	87,952	726,943
CANADA— 3.8%
Information Technology — 3.8%
Shopify, Cl A *	7,682	9,084,042
CHINA— 25.4%
Communication Services — 4.0%
NetEase ADR	85,315	9,560,399
Consumer Discretionary — 20.8%
Alibaba Group Holding ADR *	40,527	9,359,711
Baozun ADR *	94,284	3,272,598
JD.com ADR *	103,308	7,991,907
Pinduoduo ADR *	53,954	7,226,059
Trip.com Group ADR *	280,044	10,944,119
Uxin ADR * (A)	601,741	1,811,240
Vipshop Holdings ADR *	311,610	9,588,240
		50,193,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.6%
LexinFintech Holdings ADR *	159,368	$1,448,655
TOTAL CHINA		61,202,928
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Jumia Technologies ADR * (A)	95,219	2,896,562
JAPAN— 5.1%
Consumer Discretionary — 5.1%
Rakuten Group *	966,044	12,276,062
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	24,465	719,203
UNITED KINGDOM— 5.8%
Consumer Discretionary — 5.8%
ASOS *	83,812	6,057,357
Ocado Group *	269,862	7,835,137
TOTAL UNITED KINGDOM		13,892,494
UNITED STATES— 54.6%
Communication Services — 4.2%
Angi, Cl A *	83,585	1,338,196
TripAdvisor *	113,410	5,345,013
Yelp, Cl A *	85,697	3,367,892
		10,051,101
Consumer Discretionary — 38.2%
Amazon.com *	2,923	10,135,269
Booking Holdings *	4,167	10,276,155
eBay	163,196	9,104,705
Etsy *	44,569	8,859,872
Expedia Group *	64,898	11,436,975
Groupon, Cl A *	29,471	1,492,117
Lands’ End *	25,673	591,506
Overstock.com *	51,348	4,184,862
Overstock.com, Ser A1	366	28,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PetMed Express	23,396	$688,427
Qurate Retail, Cl A *	459,543	5,468,562
Shutterstock	27,111	2,363,537
Stamps.com *	21,329	4,380,337
Wayfair, Cl A *	32,705	9,666,617
Williams-Sonoma	77,385	13,213,489
		91,890,612
Financials — 2.0%
eHealth *	29,732	2,103,242
LendingTree *	13,883	2,866,700
		4,969,942
Industrials — 3.7%
CoStar Group *	10,353	8,845,914
Information Technology — 6.5%
BigCommerce Holdings *	29,850	1,789,209
GoDaddy, Cl A *	112,534	9,770,202
LivePerson *	74,763	4,085,798
		15,645,209
TOTAL UNITED STATES		131,402,778
TOTAL COMMON STOCK
(Cost $216,598,737)		240,110,896

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,642,005)	1,642,005	1,642,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.0%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $2,290,989 (collateralized by U.S. Treasury Obligations, ranging in par value $55,974 - $328,843, 1.500%, 02/15/2030, with a total market value of $2,337,445) (Cost $2,290,989)	$2,290,989	$2,290,989
TOTAL INVESTMENTS — 101.5%
(Cost $220,531,731)		$244,043,890

Percentages are based on Net Assets of $240,485,101.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $3,932,277.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $3,932,994.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$240,110,896	$—	$—	$240,110,896
Short-Term Investment	1,642,005	—	—	1,642,005
Repurchase Agreement	—	2,290,989	—	2,290,989
Total Investments in Securities	$241,752,901	$2,290,989	$—	$244,043,890

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 4.3%
Consumer Discretionary — 4.3%
MercadoLibre *	195	$306,341
BRAZIL— 5.0%
Consumer Discretionary — 2.7%
Afya, Cl A *	581	13,020
Arco Platform, Cl A *	342	8,776
B2W Cia Digital *	1,890	23,452
Lojas Americanas *	6,517	23,844
Magazine Luiza *	25,595	94,497
Via Varejo S *	10,890	23,746
		187,335
Information Technology — 2.3%
Pagseguro Digital, Cl A *	1,402	64,127
StoneCo, Cl A *	1,240	80,154
TOTVS	3,672	21,050
		165,331
TOTAL BRAZIL		352,666
CHILE— 0.6%
Consumer Discretionary — 0.6%
Falabella	9,660	43,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 73.4%
Communication Services — 27.9%
Autohome ADR	850	$78,821
Baidu ADR *	1,126	236,832
Bilibili ADR *	2,425	268,835
China Literature *	3,440	35,875
HUYA ADR *	1,476	26,007
iQIYI ADR *	4,242	62,400
JOYY ADR	632	60,078
Momo ADR *	1,735	25,435
NetEase ADR	2,910	326,095
Tencent Holdings	7,510	602,397
Tencent Music Entertainment Group ADR *	10,238	178,346
Weibo ADR *	1,630	82,152
		1,983,273
Consumer Discretionary — 40.1%
Alibaba Group Holding ADR *	2,690	621,256
Baozun ADR *	692	24,019
JD.com ADR *	6,812	526,976
Koolearn Technology Holding *	2,700	5,194
Meituan, Cl B *	14,570	559,025
New Oriental Education & Technology Group ADR *	14,198	216,661
Pinduoduo ADR *	3,734	500,095
Tongcheng-Elong Holdings *	8,450	21,193
Trip.com Group ADR *	4,681	182,933
Vipshop Holdings ADR *	5,365	165,081
Youdao ADR *	926	24,187
		2,846,620
Health Care — 2.2%
Alibaba Health Information Technology *	34,000	103,749
Ping An Healthcare and Technology *	4,330	50,732
		154,481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
51job ADR *	243	$14,957
Information Technology — 3.0%
Kingdee International Software Group *	19,850	65,682
Kingsoft	8,250	58,422
Travelsky Technology, Cl H	24,950	54,803
Weimob *	15,250	33,693
		212,600
TOTAL CHINA		5,211,931
POLAND— 0.4%
Communication Services — 0.4%
CD Projekt	589	27,067
RUSSIA— 2.7%
Communication Services — 2.7%
Yandex, Cl A *	2,878	188,653
SOUTH AFRICA— 4.6%
Communication Services — 0.2%
MultiChoice Group	1,956	16,825
Consumer Discretionary — 4.4%
Naspers, Cl N	1,376	313,984
TOTAL SOUTH AFRICA		330,809
SOUTH KOREA— 8.9%
Communication Services — 8.9%
Kakao	2,235	228,051
NAVER	958	309,616
NCSoft	124	92,525
TOTAL SOUTH KOREA		630,192
TOTAL INVESTMENTS — 99.9%
(Cost $7,146,935)		$7,091,075

Percentages are based on Net Assets of $7,100,475.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA— 3.0%
Financials — 2.0%
IOOF Holdings	3,367,985	$9,495,856
Platinum Asset Management	2,391,870	8,720,687
		18,216,543
Materials — 1.0%
Fortescue Metals Group	519,845	9,071,126
TOTAL AUSTRALIA		27,287,669
BERMUDA— 1.0%
Energy — 1.0%
Hoegh LNG Partners (A)	552,774	9,231,326

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL— 2.3%
Energy — 1.0%
Enauta Participacoes	3,179,303	$8,901,638
Utilities — 1.3%
Transmissora Alianca de Energia Eletrica	1,557,548	12,000,462
TOTAL BRAZIL		20,902,100
CHINA— 26.1%
Communication Services — 1.0%
CITIC Telecom International Holdings	25,451,400	9,208,165
Consumer Discretionary — 1.1%
China Dongxiang Group	75,531,500	9,919,353
Energy — 2.1%
China Shenhua Energy, Cl H	4,720,400	9,845,752
Yanzhou Coal Mining, Cl H	8,345,100	9,960,161
		19,805,913
Financials — 0.8%
China Minsheng Banking, Cl H	14,533,800	7,466,330
Industrials — 2.2%
Lonking Holdings	25,218,800	10,715,031
Sinopec Engineering Group, Cl H	16,409,500	10,162,382
		20,877,413
Materials — 2.9%
Asia Cement China Holdings (B)(C)(G)	9,100,500	9,102,433
China Sanjiang Fine Chemicals	19,116,000	8,983,488
Shougang Fushan Resources Group	32,668,700	8,538,527
		26,624,448
Real Estate — 15.0%
Agile Group Holdings	6,522,900	10,229,233
Central China Real Estate	18,635,800	10,293,437
China Aoyuan Group	9,603,100	9,990,285
China SCE Group Holdings	21,301,300	9,983,035
Guangzhou R&F Properties	6,733,500	8,617,521
KWG Group Holdings	6,184,300	9,937,113
Midea Real Estate Holding (A)	3,875,400	8,841,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Poly Property Group	28,947,500	$8,274,069
Powerlong Real Estate Holdings	10,191,100	10,733,206
Ronshine China Holdings (A)	13,206,900	9,233,276
Shenzhen Investment	26,225,400	9,623,256
Times China Holdings	6,194,800	8,837,351
Yuexiu Property	42,087,900	9,754,047
Yuzhou Properties (A)	22,526,102	6,264,622
Zhongliang Holdings Group	13,193,900	8,833,476
		139,445,618
Utilities — 1.0%
China Power International Development	41,060,200	9,410,141
TOTAL CHINA		242,757,381
COLOMBIA— 0.9%
Energy — 0.9%
Ecopetrol ADR	677,642	8,016,505
EGYPT— 1.8%
Consumer Staples — 0.8%
Eastern SAE	9,878,511	7,355,264
Materials — 1.0%
Centamin	5,993,550	8,912,404
TOTAL EGYPT		16,267,668
HONG KONG— 1.9%
Communication Services — 1.0%
PCCW	15,476,700	8,966,975
Consumer Discretionary — 0.9%
Pacific Textiles Holdings	13,054,800	8,353,754
TOTAL HONG KONG		17,320,729
INDONESIA— 1.9%
Energy — 0.9%
Bukit Asam	48,632,866	7,979,224
Real Estate — 1.0%
Puradelta Lestari	529,894,455	8,877,429

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDONESIA		$16,856,653
ISRAEL— 1.1%
Consumer Discretionary — 1.1%
Electra Consumer Products 1970	217,213	10,206,503
KAZAKHSTAN— 1.1%
Financials — 1.1%
Halyk Savings Bank of Kazakhstan JSC GDR	741,111	10,612,710
NETHERLANDS— 1.0%
Financials — 1.0%
Flow Traders (A)	218,150	9,018,022
NIGERIA— 1.0%
Financials — 1.0%
Zenith Bank	176,982,843	9,633,928
NORWAY— 2.0%
Energy — 2.0%
Ocean Yield	2,723,480	9,788,295
SFL	1,142,284	8,864,124
TOTAL NORWAY		18,652,419
PORTUGAL— 1.1%
Communication Services — 1.1%
NOS SGPS	2,710,807	10,292,386
RUSSIA— 5.7%
Communication Services — 1.0%
Mobile TeleSystems ADR	1,052,655	8,915,988
Consumer Staples — 0.9%
Magnit PJSC GDR	625,656	8,812,365
Industrials — 0.9%
Globaltrans Investment GDR	1,298,920	8,079,282
Information Technology — 0.9%
QIWI ADR	799,779	8,437,669
Materials — 2.0%
Evraz	1,087,710	9,674,423

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PhosAgro PJSC GDR	499,692	$9,179,342
		18,853,765
TOTAL RUSSIA		53,099,069
SINGAPORE— 2.2%
Energy — 1.2%
BW LPG	1,548,337	11,489,249
Real Estate — 1.0%
Sasseur Real Estate Investment Trust ‡	13,875,947	9,647,663
TOTAL SINGAPORE		21,136,912
SOUTH AFRICA— 4.3%
Financials — 1.1%
Coronation Fund Managers	2,653,803	10,103,018
Real Estate — 3.2%
Equites Property Fund ‡	7,177,927	10,019,164
Hyprop Investments ‡	4,715,838	9,914,393
Resilient ‡	2,942,871	10,138,528
		30,072,085
TOTAL SOUTH AFRICA		40,175,103
SPAIN— 1.9%
Communication Services — 1.0%
Telefonica	1,949,650	9,044,151
Energy — 0.9%
Repsol	690,942	8,266,019
TOTAL SPAIN		17,310,170
TAIWAN— 2.0%
Real Estate — 2.0%
Chong Hong Construction	3,025,400	8,989,661
Farglory Land Development	4,600,100	9,502,229
TOTAL TAIWAN		18,491,890

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 4.7%
Communication Services — 1.9%
Jasmine Broadband Internet Infrastructure Fund	28,791,769	$9,015,488
Jasmine International NVDR * (A)	95,028,661	8,850,522
		17,866,010
Financials — 0.9%
Tisco Financial Group NVDR	2,818,335	8,372,412
Real Estate — 1.9%
Land & Houses NVDR (A)	34,005,940	9,446,853
Quality Houses	112,409,010	8,592,001
		18,038,854
TOTAL THAILAND		44,277,276
UNITED KINGDOM— 4.9%
Consumer Staples — 2.0%
British American Tobacco	245,321	9,109,613
Imperial Brands	463,290	9,669,782
		18,779,395
Energy — 1.0%
TORM, Cl A (A)	1,077,170	9,511,647
Financials — 1.9%
M&G	2,967,251	8,927,306
Standard Life Aberdeen	2,138,698	8,217,106
		17,144,412
TOTAL UNITED KINGDOM		45,435,454
UNITED STATES— 26.5%
Communication Services — 0.9%
Lumen Technologies	636,336	8,164,191
Consumer Staples — 1.0%
Altria Group	185,122	8,839,575
Energy — 3.8%
Antero Midstream	986,037	8,519,360
Diversified Gas & Oil	5,409,409	9,137,262
Plains GP Holdings, Cl A	931,377	8,736,316

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	374,260	$9,116,974
		35,509,912
Financials — 14.4%
AGNC Investment ‡	540,934	9,698,946
Annaly Capital Management ‡	1,027,552	9,330,172
Apollo Commercial Real Estate Finance ‡	634,284	9,647,460
Arbor Realty Trust ‡	546,365	9,659,733
ARMOUR Residential ‡	732,941	9,110,457
Blackstone Mortgage Trust, Cl A ‡	286,528	9,309,295
Capstead Mortgage ‡	1,460,451	9,463,722
Chimera Investment ‡	723,402	9,505,502
Invesco Mortgage Capital ‡ (A)	2,367,710	9,234,069
KKR Real Estate Finance Trust ‡	467,100	9,855,810
Ladder Capital, Cl A ‡	762,664	9,068,075
Ready Capital ‡ *	636,170	9,230,827
Starwood Property Trust ‡	381,831	9,858,877
TPG RE Finance Trust ‡	778,456	9,699,562
		132,672,507
Real Estate — 6.4%
American Finance Trust ‡	888,527	8,894,155
Brookfield Property, Cl A ‡	499,212	8,978,328
GEO Group ‡ *	1,101,791	6,070,868
Gladstone Commercial ‡	449,083	9,448,706
Global Net Lease ‡	474,738	9,114,969
Iron Mountain ‡	240,639	9,654,437
Office Properties Income Trust ‡	311,317	8,639,047
		60,800,510
TOTAL UNITED STATES		245,986,695
TOTAL COMMON STOCK
(Cost $837,498,953)		912,968,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF
	Shares/Face Amount	Value
PREFERRED STOCK — 1.1%
BRAZIL— 1.1%
Utilities — 1.1%
Cia de Transmissao de Energia Eletrica Paulista (D)
(Cost $8,696,790)	2,112,477	$10,513,226
TOTAL BRAZIL		10,513,226

SHORT-TERM INVESTMENT(E)(F) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,855,906)	5,855,906	5,855,906

REPURCHASE AGREEMENT(E) — 0.9%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $8,170,388 (collateralized by U.S. Treasury Obligations, ranging in par value $199,620 - $1,172,757, 1.500%, 02/15/2030, with a total market

value of $8,336,058) (Cost $8,170,388)	$8,170,388	8,170,388
TOTAL INVESTMENTS — 101.0%
(Cost $860,222,037)		$937,508,088

Percentages are based on Net Assets of $927,948,597.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $12,448,370.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2021 was $9,102,433 and represented 1.0% of Net Assets of the Fund.
(D)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® ETF

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $14,026,294.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.
(G)
Security is fair valued using methods determined in good faith by the Fair ValueCommittee of the Fund. The total value of such securities as of April 30, 2021,was $9,102,433 and represents 1.0% of Net Assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$858,300,831	$45,565,304	$9,102,433	$912,968,568
Preferred Stock	10,513,226	—	—	10,513,226
Short-Term Investment	5,855,906	—	—	5,855,906
Repurchase Agreement	—	8,170,388	—	8,170,388
Total Investments in Securities	$874,669,963	$53,735,692	$9,102,433	$937,508,088

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2021, there were transfers into Level 3 in the amount of $9,102,433.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® U.S. ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 85.2%
UNITED STATES— 85.2%
Communication Services — 6.2%
AT&T	423,207	$13,292,932
Cogent Communications Group	206,336	15,580,431
Verizon Communications	217,081	12,545,111
		41,418,474
Consumer Discretionary — 1.5%
PetMed Express (A)	345,180	10,156,922
Consumer Staples — 23.4%
Altria Group	286,924	13,700,621
B&G Foods (A)	400,629	11,690,354
Bunge	165,495	13,971,088
Flowers Foods	570,059	13,658,614
General Mills	213,183	12,974,317
Kellogg	211,785	13,219,620
Kraft Heinz	317,588	13,113,208

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Philip Morris International	143,306	$13,614,070
SpartanNash	678,336	13,139,369
Universal	239,942	13,491,939
Vector Group	893,442	11,659,418
Walgreens Boots Alliance	252,863	13,427,025
		157,659,643
Energy — 5.9%
Antero Midstream	1,542,707	13,328,988
Enviva Partners	239,443	11,792,568
Equitrans Midstream	1,759,782	14,359,821
		39,481,377
Financials — 10.0%
AGNC Investment ‡	768,464	13,778,560
KKR Real Estate Finance Trust ‡	685,165	14,456,981
New York Community Bancorp	1,107,638	13,247,350
TFS Financial	652,048	12,754,059
Virtu Financial, Cl A	440,316	13,046,563
		67,283,513
Health Care — 5.8%
AbbVie	116,622	13,003,353
Gilead Sciences	189,668	12,038,228
Pfizer	357,943	13,834,497
		38,876,078
Industrials — 5.9%
Ennis	636,064	13,185,607
MSC Industrial Direct, Cl A	145,281	13,098,535
National Presto Industries	131,706	13,549,913
		39,834,055
Materials — 2.1%
Westlake Chemical Partners	529,366	14,224,064
Real Estate — 12.3%
Alexander’s ‡	46,983	13,025,567
CoreSite Realty ‡	102,314	12,430,128
CubeSmart ‡	343,891	14,560,345
Easterly Government Properties ‡	584,714	12,530,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Iron Mountain ‡	385,632	$15,471,556
Public Storage ‡	52,687	14,813,477
		82,831,494
Utilities — 12.1%
Avangrid	273,912	13,942,121
Clearway Energy, Cl C	395,237	11,339,349
Consolidated Edison	176,675	13,676,412
Duke Energy	138,152	13,910,525
Hawaiian Electric Industries	354,467	15,263,349
National Fuel Gas	273,723	13,593,084
		81,724,840
TOTAL UNITED STATES		573,490,460
TOTAL COMMON STOCK
(Cost $516,121,413)		573,490,460

MASTER LIMITED PARTNERSHIPS — 14.4%
UNITED KINGDOM— 2.1%
Energy — 2.1%
KNOT Offshore Partners	746,555	13,885,923
UNITED STATES— 12.3%
Energy — 8.6%
BP Midstream Partners	1,027,370	13,417,452
CrossAmerica Partners	678,134	14,688,383
Holly Energy Partners	805,456	16,487,684
MPLX	506,477	13,669,814
		58,263,333
Financials — 2.0%
Compass Diversified Holdings	531,586	13,523,548
Industrials — 1.7%
Icahn Enterprises	195,157	11,311,299
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $71,929,184)		96,984,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares / Face Amount	Value

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,698,805)	3,698,805	$3,698,805

REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $5,160,716 (collateralized by U.S. Treasury Obligations, ranging in par value $126,087 - $740,756, 1.500%, 02/15/2030, with a total market

value of $5,265,358) (Cost $5,160,716)	$5,160,716	5,160,716
TOTAL INVESTMENTS — 100.9%
(Cost $596,910,118)		$679,334,084

Percentages are based on Net Assets of $673,058,114.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $8,640,452.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $8,859,521.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$573,490,460	$—	$—	$573,490,460
Master Limited Partnerships	96,984,103	—	—	96,984,103
Short-Term Investment	3,698,805	—	—	3,698,805
Repurchase Agreement	—	5,160,716	—	5,160,716
Total Investments in Securities	$674,173,368	$5,160,716	$—	$679,334,084

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA— 8.7%
Industrials — 1.8%
Aurizon Holdings	71,168	$206,152
Materials — 4.9%
Fortescue Metals Group	17,825	311,040
Rio Tinto	3,107	261,376
		572,416
Real Estate — 2.0%
Scentre Group ‡	110,516	232,202
TOTAL AUSTRALIA		1,010,770
AUSTRIA— 2.6%
Energy — 2.6%
OMV	6,278	309,932
BELGIUM— 3.7%
Communication Services — 1.5%
Proximus	8,480	180,992
Consumer Discretionary — 2.2%
Ageas	4,310	261,288
TOTAL BELGIUM		442,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 2.2%
Financials — 2.2%
BOC Hong Kong Holdings	74,000	$261,058
DENMARK— 3.7%
Consumer Discretionary — 3.7%
Pandora *	3,774	428,860
FINLAND— 2.1%
Utilities — 2.1%
Fortum	9,531	250,695
FRANCE— 6.3%
Energy — 1.7%
Total	4,500	199,486
Real Estate — 4.6%
Covivio ‡	2,924	261,178
Klepierre ‡ *	10,390	275,916
		537,094
TOTAL FRANCE		736,580
GERMANY— 3.7%
Industrials — 1.6%
HOCHTIEF	2,052	192,626
Materials — 2.1%
BASF	3,043	245,726
TOTAL GERMANY		438,352
HONG KONG— 7.2%
Communication Services — 2.7%
HKT Trust & HKT	104,920	152,378
PCCW	282,065	163,424
		315,802
Real Estate — 2.4%
Swire Pacific, Cl A	35,400	286,460
Utilities — 2.1%
Power Assets Holdings	39,506	242,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$845,142
ITALY— 8.0%
Communication Services — 2.1%
Telecom Italia	423,344	248,696
Energy — 1.8%
Eni	17,787	212,622
Financials — 2.3%
Poste Italiane	20,099	263,728
Utilities — 1.8%
Snam	37,242	209,814
TOTAL ITALY		934,860
JAPAN— 5.5%
Communication Services — 1.9%
SoftBank	17,548	226,284
Consumer Staples — 1.4%
Japan Tobacco	8,638	161,530
Real Estate — 2.2%
Japan Metropolitan Fund Invest ‡	262	258,153
TOTAL JAPAN		645,967
NETHERLANDS— 3.8%
Energy — 1.6%
Royal Dutch Shell, Cl A	10,125	191,353
Financials — 2.2%
NN Group	5,162	258,317
TOTAL NETHERLANDS		449,670
NEW ZEALAND— 1.6%
Communication Services — 1.6%
Spark New Zealand	57,602	181,849
NORWAY— 2.1%
Communication Services — 2.1%
Telenor	13,722	245,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL— 3.4%
Energy — 1.7%
Galp Energia	17,116	$198,007
Utilities — 1.7%
Energias de Portugal	36,465	202,891
TOTAL PORTUGAL		400,898
SPAIN— 14.0%
Energy — 1.9%
Repsol	18,973	226,982
Financials — 2.7%
Banco Bilbao Vizcaya Argentaria *	57,097	321,020
Industrials — 2.2%
ACS Actividades de Construccion y Servicios	7,717	252,031
Utilities — 7.2%
Enagas	7,326	159,802
Endesa	7,394	194,574
Naturgy Energy Group	9,771	250,891
Red Electrica	12,955	238,218
		843,485
TOTAL SPAIN		1,643,518
SWEDEN— 1.9%
Communication Services — 1.9%
Telia	53,972	223,656
SWITZERLAND— 1.9%
Financials — 1.9%
Zurich Insurance Group	546	224,315
UNITED KINGDOM— 14.8%
Communication Services — 2.1%
Vodafone Group	129,715	245,687
Consumer Staples — 3.3%
British American Tobacco	5,609	208,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Imperial Brands	8,577	$179,019
		387,300
Energy — 1.5%
BP	42,490	178,253
Financials — 7.9%
Legal & General Group	69,049	260,418
M&G	82,437	248,021
Phoenix Group Holdings	20,713	204,016
Standard Life Aberdeen	56,819	218,305
		930,760
TOTAL UNITED KINGDOM		1,742,000
UNITED STATES— 2.0%
Financials — 2.0%
Swiss Re	2,535	235,920
TOTAL INVESTMENTS — 99.2%
(Cost $9,991,956)		$11,651,505

Percentages are based on Net Assets of $11,745,515.
‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,222,645	$428,860	$—	$11,651,505
Total Investments in Securities	$11,222,645	$428,860	$—	$11,651,505

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL— 3.4%
Financials — 3.4%
Banco do Brasil	125,823	$687,414
BB Seguridade Participacoes	142,903	588,180
Total Financials		1,275,594
TOTAL BRAZIL		1,275,594
CHILE— 1.5%
Utilities — 1.5%
Enel Americas	3,993,527	565,691
CHINA— 35.2%
Consumer Staples — 1.6%
Wens Foodstuffs Group	267,300	594,657
Energy — 4.4%
China Shenhua Energy, Cl H	375,664	783,555
Yanzhou Coal Mining, Cl H	717,900	856,838
Total Energy		1,640,393
Financials — 10.6%
Bank of China Ltd., Cl H	1,849,300	735,734

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Communications, Cl H	929,180	$594,581
China Cinda Asset Management, Cl H	3,651,600	719,333
China Everbright Bank, Cl H	1,563,300	654,155
China Minsheng Banking, Cl H	980,900	503,910
PICC Property & Casualty, Cl H	763,600	750,146
Total Financials		3,957,859
Industrials — 1.6%
Shenzhen International Holdings	370,000	616,440
Information Technology — 3.8%
Lenovo Group	1,027,200	1,412,477
Real Estate — 11.3%
Agile Group Holdings	540,300	847,301
China Aoyuan Group	587,600	611,291
China Fortune Land Development, Cl A *	277,700	239,132
Guangzhou R&F Properties	468,300	599,329
KWG Group Holdings	375,000	602,561
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	695,600	628,127
Shenzhen Investment	1,943,800	713,266
Total Real Estate		4,241,007
Utilities — 1.9%
China Power International Development	3,073,164	704,305
TOTAL CHINA		13,167,138
COLOMBIA— 1.8%
Energy — 1.8%
Ecopetrol	1,113,636	657,881
CZECHIA— 2.2%
Utilities — 2.2%
CEZ	28,925	806,918

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
EGYPT— 3.3%
Consumer Staples — 1.6%
Eastern SAE	790,396	$588,507
Industrials — 1.7%
ElSewedy Electric	1,251,811	641,893
TOTAL EGYPT		1,230,400
INDIA— 4.4%
Financials — 2.3%
REC	502,148	868,408
Materials — 2.1%
Ambuja Cements	185,723	774,885
TOTAL INDIA		1,643,293
INDONESIA— 1.9%
Energy — 1.9%
Adaro Energy	8,346,517	719,378
MALAYSIA— 3.9%
Consumer Discretionary — 2.1%
Genting Malaysia	1,134,723	797,774
Financials — 1.8%
Malayan Banking	340,896	684,888
TOTAL MALAYSIA		1,482,662
PAKISTAN— 1.7%
Financials — 1.7%
MCB Bank	619,305	654,700
ROMANIA— 2.3%
Real Estate — 2.3%
NEPI Rockcastle	128,049	862,339
RUSSIA— 7.6%
Consumer Staples — 2.0%
Magnit PJSC GDR	52,204	735,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.6%
LUKOIL PJSC	7,943	$613,265
Materials — 4.0%
MMC Norilsk Nickel PJSC	1,925	657,938
PhosAgro PJSC GDR	46,048	845,901
Total Materials		1,503,839
TOTAL RUSSIA		2,852,397
SOUTH AFRICA— 10.2%
Energy — 2.6%
Exxaro Resources	94,332	991,600
Financials — 4.7%
Nedbank Group *	101,959	1,039,163
Old Mutual	823,887	718,399
Total Financials		1,757,562
Materials — 2.9%
Kumba Iron Ore	23,893	1,084,230
TOTAL SOUTH AFRICA		3,833,392
SOUTH KOREA— 6.6%
Financials — 4.3%
Industrial Bank of Korea	94,292	821,405
Woori Financial Group	83,957	807,605
Total Financials		1,629,010
Industrials — 2.3%
Hyundai Heavy Industries Holdings	13,422	849,471
TOTAL SOUTH KOREA		2,478,481
TAIWAN— 4.7%
Information Technology — 2.3%
Lite-On Technology	369,610	845,526
Materials — 2.4%
Asia Cement	496,800	888,382
TOTAL TAIWAN		1,733,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 3.9%
Communication Services — 1.5%
Total Access Communication NVDR	537,739	$565,587
Financials — 2.4%
Siam Commercial Bank NVDR	269,427	908,545
TOTAL THAILAND		1,474,132
UNITED ARAB EMIRATES— 5.1%
Financials — 2.0%
Dubai Islamic Bank PJSC	625,512	757,804
Real Estate — 3.1%
Aldar Properties PJSC	1,214,260	1,160,326
TOTAL UNITED ARAB EMIRATES		1,918,130
TOTAL INVESTMENTS — 99.7%
(Cost $33,107,866)		$37,356,434

Percentages are based on Net Assets of $37,469,468.
*	Non-income producing security.

Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,473,996	$4,882,438	$—	$37,356,434
Total Investments in Securities	$32,473,996	$4,882,438	$—	$37,356,434

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® REIT ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 9.7%
Real Estate — 9.7%
Charter Hall Long Wale ‡ *	4,251,290	$16,058,342
Dexus ‡	2,226,353	17,489,850
Waypoint ‡	7,866,436	15,130,332
TOTAL AUSTRALIA		48,678,524
CANADA— 10.5%
Real Estate — 10.5%
H&R Real Estate Investment Trust ‡	1,461,185	18,089,618
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,472,900	15,636,542
SmartCentres Real Estate Investment Trust ‡ (A)	813,699	18,930,308
TOTAL CANADA		52,656,468
MEXICO— 3.1%
Real Estate — 3.1%
Fibra Uno Administracion ‡	12,680,785	15,720,163
SINGAPORE— 6.2%
Real Estate — 6.2%
Ascendas Real Estate Investment Trust ‡	6,546,415	15,303,180
CapitaLand China Trust ‡	15,004,331	15,563,723
TOTAL SINGAPORE		30,866,903

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 70.1%
Financials — 33.3%
AGNC Investment ‡	933,932	$16,745,400
Annaly Capital Management ‡	1,789,809	16,251,466
Arbor Realty Trust ‡	995,079	17,592,997
ARMOUR Residential ‡	1,297,345	16,125,998
Broadmark Realty Capital ‡	1,408,164	15,180,008
Chimera Investment ‡	1,407,696	18,497,125
Dynex Capital ‡	824,754	16,660,031
Orchid Island Capital, Cl A ‡	2,773,255	15,252,903
PennyMac Mortgage Investment Trust ‡	816,380	16,368,419
Two Harbors Investment ‡	2,375,581	18,529,532
		167,203,879
Real Estate — 36.8%
Gaming and Leisure Properties ‡	349,142	16,231,612
Global Net Lease ‡	868,424	16,673,741
Industrial Logistics Properties Trust ‡	674,116	16,718,077
Iron Mountain ‡	471,690	18,924,202
LTC Properties ‡	373,386	15,880,107
Medical Properties Trust ‡	694,967	15,324,022
MGM Growth Properties, Cl A ‡	461,968	16,640,087
National Health Investors ‡	222,573	16,339,084
Physicians Realty Trust ‡	834,478	15,629,773
VEREIT ‡	407,688	19,503,794
WP Carey ‡	224,364	16,802,620
		184,667,119
TOTAL UNITED STATES		351,870,998
TOTAL COMMON STOCK
(Cost $441,647,414)		499,793,056
SHORT-TERM INVESTMENT(B)(C) — 1.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $7,135,732)	7,135,732	7,135,732

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $9,583,417 (collateralized by U.S. Treasury Obligations, ranging in par value $234,143 - $1,375,579, 1.500%, 02/15/2030, with a total market value of $9,777,735) (Cost $9,583,417)	$9,583,417	$9,583,417
TOTAL INVESTMENTS — 102.9%
(Cost $458,366,563)		$516,512,205

Percentages are based on Net Assets of $501,837,307.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $15,966,518.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $16,719,149.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$499,793,056	$—	$—	$499,793,056
Short-Term Investment	7,135,732	—	—	7,135,732
Repurchase Agreement	—	9,583,417	—	9,583,417
Total Investments in Securities	$506,928,788	$9,583,417	$—	$516,512,205

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 101.1% (A)
ARGENTINA— 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	10,033	$15,761,642
CHINA— 2.1%
Communication Services — 0.7%
Baidu ADR *	54,025	11,363,078
NetEase ADR	58,678	6,575,457
		17,938,535
Consumer Discretionary — 1.0%
JD.com ADR *	165,083	12,770,821
Pinduoduo ADR *	68,261	9,142,196
Trip.com Group ADR *	111,308	4,349,917
		26,262,934
Information Technology — 0.4%
NXP Semiconductors	55,042	10,596,135
TOTAL CHINA		54,797,604
ISRAEL— 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	26,669	3,115,206
NETHERLANDS— 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	15,055	9,757,146

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 97.9%
Communication Services — 19.3%
Activision Blizzard	154,171	$14,058,853
Alphabet, Cl A *	39,853	93,794,036
Alphabet, Cl C *	43,908	105,823,548
Charter Communications, Cl A *	39,467	26,579,051
Comcast, Cl A	931,823	52,321,862
Electronic Arts	56,755	8,063,750
Facebook, Cl A *	321,502	104,513,870
Fox, Cl A	68,110	2,548,676
Fox, Cl B	54,435	1,980,345
Match Group *	53,341	8,301,460
Netflix *	90,482	46,459,793
Sirius XM Holdings	810,685	4,945,179
T-Mobile US *	254,341	33,606,076
		502,996,499
Consumer Discretionary — 17.2%
Amazon.com *	67,277	233,277,615
Booking Holdings *	8,417	20,756,995
Dollar Tree *	45,989	5,284,136
eBay	134,544	7,506,210
Lululemon Athletica *	25,880	8,676,788
Marriott International, Cl A *	64,489	9,577,906
O’Reilly Automotive *	13,626	7,533,543
Peloton Interactive, Cl A *	52,179	5,131,805
Ross Stores	70,268	9,200,892
Starbucks	241,473	27,646,244
Tesla *	158,802	112,660,491
		447,252,625
Consumer Staples — 5.0%
Costco Wholesale	90,767	33,773,493
Keurig Dr Pepper	278,723	9,992,220
Kraft Heinz	241,764	9,982,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Mondelez International, Cl A	280,900	$17,081,529
Monster Beverage *	104,293	10,121,636
PepsiCo	281,594	40,594,590
Walgreens Boots Alliance	170,772	9,067,993
		130,613,897
Health Care — 6.4%
Alexion Pharmaceuticals *	45,765	7,719,640
Align Technology *	15,302	9,112,800
Amgen	118,172	28,318,739
Biogen Idec *	30,386	8,123,089
Cerner	65,225	4,895,136
DexCom *	19,260	7,436,286
Gilead Sciences	249,925	15,862,740
IDEXX Laboratories *	16,432	9,021,004
Illumina *	29,341	11,526,318
Incyte *	42,758	3,650,678
Intuitive Surgical *	23,379	20,222,835
Moderna *	79,338	14,187,221
Regeneron Pharmaceuticals *	20,996	10,105,375
Seagen *	37,294	5,361,385
Vertex Pharmaceuticals *	51,955	11,336,581
		166,879,827
Industrials — 1.8%
Cintas	22,146	7,643,470
Copart *	50,123	6,240,815
CSX	151,226	15,236,020
Fastenal	112,637	5,888,662
PACCAR	68,176	6,127,659
Verisk Analytics, Cl A	32,106	6,042,349
		47,178,975
Information Technology — 47.2%
Adobe *	97,318	49,470,631
Advanced Micro Devices *	241,053	19,674,746

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	72,741	$11,141,012
ANSYS *	17,504	6,400,513
Apple	2,237,218	294,104,678
Applied Materials	188,242	24,981,596
Atlassian, Cl A *	27,506	6,534,325
Autodesk *	43,791	12,783,031
Automatic Data Processing	84,656	15,829,825
Broadcom	83,264	37,985,036
Cadence Design Systems *	58,354	7,689,307
CDW	27,154	4,842,373
Cisco Systems	861,349	43,851,278
Cognizant Technology Solutions, Cl A	104,543	8,405,257
DocuSign, Cl A *	36,618	8,163,617
Fiserv *	133,422	16,026,651
Intel	827,933	47,630,984
Intuit	54,763	22,571,118
KLA	30,793	9,710,573
Lam Research	29,796	18,486,928
Marvell Technology	140,408	6,347,846
Maxim Integrated Products *	52,740	4,957,560
Microchip Technology	53,464	8,035,105
Micron Technology *	222,950	19,189,307
Microsoft	1,005,454	253,555,389
NVIDIA	126,204	75,770,357
Okta, Cl A *	24,765	6,679,121
Paychex	74,885	7,300,539
PayPal Holdings *	238,788	62,631,704
QUALCOMM	232,520	32,273,776
Skyworks Solutions	32,516	5,896,126
Splunk *	34,656	4,381,212
Synopsys *	32,145	7,941,744
Texas Instruments	188,007	33,937,144
VeriSign *	22,104	4,835,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	35,459	$8,758,373
Xilinx *	51,229	6,555,263
Zoom Video Communications, Cl A *	46,472	14,851,057
		1,230,180,794
Utilities — 1.0%
American Electric Power	98,410	8,729,951
Exelon	192,908	8,669,286
Xcel Energy	105,623	7,530,920
		24,930,157
TOTAL UNITED STATES		2,550,032,774
TOTAL COMMON STOCK
(Cost $1,835,240,348)		2,633,464,372
TOTAL INVESTMENTS — 101.1%
(Cost $1,835,240,348)		$2,633,464,372

WRITTEN OPTION— (1.2)%(1)
UNITED STATES— (1.2)%
(Premiums Received $57,311,871)	(1,899)	$(30,963,195)
Percentages are based on Net Assets of $2,605,525,729.

A list of the exchange traded option contracts held by the Fund at April 30, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.2)%
Call Options
NDX*	(1,899)	$(57,311,871)	$14,025.00	05/22/21	$(30,963,195)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

*	Non-income producing security.
+	Notional amount for all options totals $(2,632,158,324).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2021 was$2,633,464,372.

ADR — American Depositary Receipt
Cl — Class
NDX —Nasdaq 100 Index

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,633,464,372	$—	$—	$2,633,464,372
Total Investments in Securities	$2,633,464,372	$—	$—	$2,633,464,372

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(30,963,195)	$—	$—	$(30,963,195)
Total Liabilities	$(30,963,195)	$—	$—	$(30,963,195)

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 101.1% (A)
CHINA— 0.2%
Information Technology — 0.2%
NXP Semiconductors	1,788	$344,208
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	3,181	909,257
UNITED STATES— 100.5%
Communication Services — 11.2%
Activision Blizzard	4,594	418,927
Alphabet, Cl A *	1,869	4,398,691
Alphabet, Cl C *	1,795	4,326,165
AT&T	43,812	1,376,135
Charter Communications, Cl A *	847	570,412
Comcast, Cl A	28,170	1,581,746
Discovery, Cl A *	1,284	48,355
Discovery, Cl C *	1,744	56,349
DISH Network, Cl A *	2,007	89,894

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	1,619	$230,027
Facebook, Cl A *	14,983	4,870,674
Fox, Cl A	2,225	83,260
Fox, Cl B	1,269	46,166
Interpublic Group	1,967	62,452
Live Nation Entertainment *	958	78,441
Lumen Technologies	6,425	82,432
Netflix *	2,725	1,399,206
News, Cl A	3,179	83,274
News, Cl B	1,037	25,209
Omnicom Group	1,414	116,316
Take-Two Interactive Software *	795	139,427
T-Mobile US *	3,820	504,737
Twitter *	4,630	255,669
Verizon Communications	25,482	1,472,605
ViacomCBS, Cl B	4,009	164,449
Walt Disney *	11,234	2,089,749
		24,570,767
Consumer Discretionary — 12.7%
Advance Auto Parts	449	89,872
Amazon.com *	2,677	9,282,283
Aptiv *	1,653	237,850
AutoZone *	134	196,192
Best Buy	1,471	171,033
Booking Holdings *	257	633,782
BorgWarner	1,391	67,575
Caesars Entertainment *	1,267	123,963
CarMax *	1,079	143,766
Carnival *	4,946	138,290
Chipotle Mexican Grill, Cl A *	160	238,725
Darden Restaurants	847	124,272
Dollar General	1,603	344,244
Dollar Tree *	1,247	143,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Domino’s Pizza	189	$79,822
DR Horton	1,943	190,977
eBay	3,652	203,745
Etsy *	802	159,430
Expedia Group *	886	156,140
Ford Motor *	24,762	285,753
Gap *	1,762	58,322
Garmin	1,048	143,827
General Motors *	7,491	428,635
Genuine Parts	1,012	126,470
Hanesbrands	2,944	62,001
Hasbro	968	96,267
Hilton Worldwide Holdings *	1,894	243,758
Home Depot	6,670	2,158,879
L Brands *	1,412	93,051
Las Vegas Sands *	2,391	146,473
Leggett & Platt	1,106	54,935
Lennar, Cl A	1,876	194,354
LKQ *	1,857	86,740
Lowe’s	4,454	874,098
Marriott International, Cl A *	1,500	222,780
McDonald’s	4,553	1,074,872
MGM Resorts International	2,936	119,554
Mohawk Industries *	356	73,158
Newell Brands	3,131	84,412
NIKE, Cl B	7,760	1,029,131
Norwegian Cruise Line Holdings *	1,873	58,157
NVR *	16	80,290
O’Reilly Automotive *	392	216,729
Penn National Gaming *	891	79,406
Pool	311	131,404
PulteGroup	1,683	99,499
PVH *	368	41,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A *	460	$61,313
Ross Stores	2,033	266,201
Royal Caribbean Cruises *	1,342	116,687
Starbucks	7,151	818,718
Tapestry *	1,650	78,952
Target	3,017	625,304
Tesla *	4,786	3,395,380
TJX	7,138	506,798
Tractor Supply	849	160,121
Ulta Beauty *	411	135,363
Under Armour, Cl A *	1,568	38,118
Under Armour, Cl C *	1,605	31,956
VF	1,989	174,356
Whirlpool	286	67,625
Wynn Resorts *	701	90,008
Yum! Brands	1,884	225,176
		27,881,922
Consumer Staples — 6.0%
Altria Group	11,133	531,601
Archer-Daniels-Midland	3,828	241,661
Brown-Forman, Cl B	1,211	92,375
Campbell Soup	1,289	61,550
Church & Dwight	1,594	136,670
Clorox	820	149,650
Coca-Cola	23,805	1,284,994
Colgate-Palmolive	5,003	403,742
Conagra Brands	3,059	113,458
Constellation Brands, Cl A	1,050	252,336
Costco Wholesale	2,701	1,005,015
Estee Lauder, Cl A	1,470	461,286
General Mills	3,881	236,198
Hershey	1,007	165,450
Hormel Foods	1,989	91,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker	814	$106,626
Kellogg	1,794	111,981
Kimberly-Clark	2,089	278,505
Kraft Heinz	4,544	187,622
Kroger	4,712	172,176
Lamb Weston Holdings	1,002	80,661
McCormick	1,797	162,377
Molson Coors Beverage, Cl B *	1,563	85,887
Mondelez International, Cl A	8,395	510,500
Monster Beverage *	2,466	239,325
PepsiCo	8,463	1,220,026
Philip Morris International	9,466	899,270
Procter & Gamble	15,242	2,033,588
Sysco	3,227	273,424
Tyson Foods, Cl A	1,517	117,492
Walgreens Boots Alliance	4,012	213,037
Walmart	8,499	1,189,095
		13,109,470
Energy — 2.8%
APA	2,059	41,180
Baker Hughes, Cl A	4,868	97,750
Cabot Oil & Gas	2,279	37,991
Chevron	11,804	1,216,638
ConocoPhillips	8,943	457,342
Devon Energy	3,165	73,998
Diamondback Energy	1,293	105,677
EOG Resources	3,719	273,867
Exxon Mobil	26,059	1,491,617
Halliburton	6,491	126,964
Hess	2,062	153,640
HollyFrontier	1,221	42,735
Kinder Morgan	12,412	211,625
Marathon Oil	6,777	76,309

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	4,473	$248,922
NOV *	3,174	47,451
Occidental Petroleum	5,207	132,049
ONEOK	3,115	163,039
Phillips 66	2,713	219,509
Pioneer Natural Resources	1,221	187,826
Schlumberger	9,619	260,194
Valero Energy	2,410	178,244
Williams	7,505	182,822
		6,027,389
Financials — 11.6%
Aflac	4,046	217,392
Allstate	1,959	248,401
American Express	3,916	600,519
American International Group	5,448	263,956
Ameriprise Financial	835	215,764
Aon, Cl A	1,473	370,371
Arthur J Gallagher	1,370	198,581
Assurant	347	53,993
Bank of America	46,921	1,901,708
Bank of New York Mellon	4,490	223,961
Berkshire Hathaway, Cl B *	11,844	3,256,508
BlackRock, Cl A	858	702,959
Capital One Financial	2,679	399,385
Cboe Global Markets	784	81,826
Charles Schwab	8,960	630,784
Chubb	2,656	455,743
Cincinnati Financial	1,066	120,117
Citigroup	12,725	906,529
Citizens Financial Group	2,685	124,262
CME Group, Cl A	2,349	474,475
Comerica	806	60,579
Discover Financial Services	2,050	233,700

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Re Group	288	$79,762
Fifth Third Bancorp	4,788	194,106
First Republic Bank	947	173,528
Franklin Resources	2,268	68,040
Globe Life	588	60,264
Goldman Sachs Group	2,086	726,867
Hartford Financial Services Group	2,209	145,706
Huntington Bancshares	6,079	93,130
Intercontinental Exchange	3,513	413,515
Invesco	1,528	41,256
JPMorgan Chase	18,949	2,914,546
KeyCorp	7,165	155,910
Lincoln National	1,087	69,709
Loews	1,824	101,688
M&T Bank	855	134,825
MarketAxess Holdings	201	98,181
Marsh & McLennan	3,155	428,134
MetLife	4,289	272,909
Moody’s	922	301,227
Morgan Stanley	9,080	749,554
MSCI, Cl A	547	265,716
Nasdaq	839	135,532
Northern Trust	1,417	161,255
People’s United Financial	3,142	56,964
PNC Financial Services Group	2,777	519,160
Principal Financial Group	1,511	96,508
Progressive	3,642	366,895
Prudential Financial	2,490	249,896
Raymond James Financial	807	105,539
Regions Financial	6,731	146,736
S&P Global	1,552	605,885
State Street	2,418	202,991
SVB Financial Group *	364	208,146

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	3,584	$156,764
T Rowe Price Group	1,546	277,043
Travelers	1,702	263,231
Truist Financial	8,526	505,677
Unum Group	1,796	50,755
US Bancorp	8,972	532,488
W R Berkley	824	65,689
Wells Fargo	25,313	1,140,351
Willis Towers Watson	764	197,769
Zions Bancorp	1,377	76,837
		25,352,197
Health Care — 12.8%
Abbott Laboratories	10,880	1,306,470
AbbVie	10,815	1,205,873
ABIOMED *	316	101,351
Agilent Technologies	1,921	256,722
Alexion Pharmaceuticals *	1,378	232,441
Align Technology *	459	273,348
AmerisourceBergen, Cl A	998	120,559
Amgen	3,519	843,293
Anthem	1,456	552,392
Baxter International	2,866	245,588
Becton Dickinson	1,721	428,202
Biogen Idec *	965	257,974
Bio-Rad Laboratories, Cl A *	130	81,917
Boston Scientific *	9,429	411,104
Bristol-Myers Squibb	13,644	851,659
Cardinal Health	2,081	125,568
Catalent *	1,043	117,306
Centene *	3,977	245,540
Cerner	2,070	155,353
Cigna	2,105	524,166
Cooper	340	139,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	7,873	$601,497
Danaher	3,871	983,002
DaVita *	580	67,587
DENTSPLY SIRONA	1,512	102,075
DexCom *	582	224,710
Edwards Lifesciences *	3,869	369,567
Eli Lilly	4,848	886,069
Gilead Sciences	7,477	474,565
HCA Healthcare	1,538	309,230
Henry Schein *	1,125	81,563
Hologic *	1,862	122,054
Humana	826	367,768
IDEXX Laboratories *	557	305,788
Illumina *	921	361,806
Incyte *	1,330	113,555
Intuitive Surgical *	715	618,475
IQVIA Holdings *	1,087	255,108
Johnson & Johnson	16,305	2,653,313
Laboratory Corp of America Holdings *	668	177,601
McKesson	1,015	190,373
Medtronic	8,226	1,076,948
Merck	15,522	1,156,389
Mettler-Toledo International *	131	172,045
PerkinElmer	760	98,519
Perrigo	1,095	45,585
Pfizer	34,253	1,323,878
Quest Diagnostics	967	127,528
Regeneron Pharmaceuticals *	597	287,336
ResMed	846	159,023
STERIS	549	115,850
Stryker	1,937	508,714
Teleflex	331	139,841
Thermo Fisher Scientific	2,404	1,130,433

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UnitedHealth Group	5,856	$2,335,373
Universal Health Services, Cl B	613	90,975
Vertex Pharmaceuticals *	1,721	375,522
Viatris, Cl W *	8,884	118,157
Waters *	460	137,940
West Pharmaceutical Services	495	162,617
Zimmer Biomet Holdings	1,432	253,693
Zoetis, Cl A	2,809	486,041
		28,044,642
Industrials — 8.9%
3M	3,498	689,596
Alaska Air Group *	703	48,605
Allegion	582	78,209
American Airlines Group *	3,877	84,209
AMETEK	1,558	210,221
AO Smith	843	57,113
Boeing *	3,344	783,533
Carrier Global	5,540	241,433
Caterpillar	3,293	751,166
CH Robinson Worldwide	959	93,100
Cintas	573	197,765
Copart *	1,333	165,972
CSX	5,002	503,951
Cummins	1,012	255,065
Deere	1,888	700,165
Delta Air Lines *	3,449	161,827
Dover	956	142,626
Eaton	2,465	352,322
Emerson Electric	3,471	314,091
Equifax	887	203,327
Expeditors International of Washington	1,084	119,088
Fastenal	3,562	186,221
FedEx	1,592	462,173

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fortive	2,071	$146,668
Fortune Brands Home & Security	893	93,747
Generac Holdings *	392	126,988
General Dynamics	1,308	248,821
General Electric	52,983	695,137
Honeywell International	4,256	949,258
Howmet Aerospace *	2,799	89,456
Huntington Ingalls Industries	350	74,312
IDEX	496	111,203
IHS Markit	2,395	257,654
Illinois Tool Works	1,892	436,030
Ingersoll Rand *	2,743	135,532
Jacobs Engineering Group	864	115,439
JB Hunt Transport Services	533	90,988
Johnson Controls International	4,375	272,738
Kansas City Southern	612	178,833
L3Harris Technologies	1,368	286,227
Lockheed Martin	1,572	598,240
Masco	1,772	113,196
Nielsen Holdings	2,876	73,769
Norfolk Southern	1,654	461,863
Northrop Grumman	935	331,401
Old Dominion Freight Line	618	159,327
Otis Worldwide	2,813	219,048
PACCAR	2,231	200,522
Parker-Hannifin	876	274,898
Pentair	1,323	85,347
Quanta Services	845	81,661
Raytheon Technologies	9,189	764,892
Republic Services, Cl A	1,514	160,938
Robert Half International	711	62,291
Rockwell Automation	745	196,874
Rollins	1,724	64,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Roper Technologies	585	$261,167
Snap-On	357	84,823
Southwest Airlines *	3,281	205,981
Stanley Black & Decker	1,059	218,969
Teledyne Technologies *	284	127,161
Textron	1,416	90,964
Trane Technologies	1,609	279,693
TransDigm Group *	307	188,418
Union Pacific	4,075	905,017
United Airlines Holdings *	1,867	101,565
United Parcel Service, Cl B	4,366	890,053
United Rentals *	469	150,057
Verisk Analytics, Cl A	1,074	202,127
Waste Management	2,238	308,777
Westinghouse Air Brake Technologies	1,342	110,138
WW Grainger	332	143,935
Xylem	1,279	141,521
		19,369,713
Information Technology — 26.8%
Accenture, Cl A	3,890	1,127,983
Adobe *	2,964	1,506,720
Advanced Micro Devices *	7,284	594,520
Akamai Technologies *	1,083	117,722
Amphenol, Cl A	3,370	226,936
Analog Devices	2,433	372,638
ANSYS *	573	209,523
Apple	98,645	12,967,872
Applied Materials	5,565	738,531
Arista Networks *	373	117,558
Autodesk *	1,448	422,686
Automatic Data Processing	2,549	476,638
Broadcom	2,513	1,146,431
Broadridge Financial Solutions	795	126,111

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cadence Design Systems *	1,775	$233,892
CDW	961	171,375
Cisco Systems	25,957	1,321,471
Citrix Systems	869	107,626
Cognizant Technology Solutions, Cl A	3,516	282,686
Corning	5,097	225,338
DXC Technology *	2,078	68,387
Enphase Energy *	861	119,894
F5 Networks *	482	90,018
Fidelity National Information Services	4,031	616,340
Fiserv *	3,679	441,921
FleetCor Technologies *	494	142,134
FLIR Systems	1,115	66,867
Fortinet *	776	158,482
Gartner *	604	118,312
Global Payments	1,958	420,246
Hewlett Packard Enterprise	8,596	137,708
HP	7,947	271,072
Intel	25,056	1,441,472
International Business Machines	5,397	765,726
Intuit	1,771	729,935
IPG Photonics *	235	51,021
Jack Henry & Associates	507	82,555
Juniper Networks	2,687	68,223
Keysight Technologies *	1,100	158,785
KLA	939	296,114
Lam Research	856	531,105
Leidos Holdings	903	91,456
Mastercard, Cl A	5,424	2,072,293
Maxim Integrated Products *	1,816	170,704
Microchip Technology	1,838	276,233
Micron Technology *	6,712	577,702
Microsoft	47,133	11,886,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Monolithic Power Systems	311	$112,389
Motorola Solutions	1,029	193,761
NetApp	1,589	118,682
NortonLifeLock	4,234	91,497
NVIDIA	3,830	2,299,455
Oracle	11,278	854,760
Paychex	1,882	183,476
Paycom Software *	352	135,312
PayPal Holdings *	7,239	1,898,717
PTC *	470	61,542
Qorvo *	586	110,268
QUALCOMM	6,939	963,133
salesforce.com *	5,647	1,300,617
Seagate Technology	950	88,198
ServiceNow *	1,189	602,074
Skyworks Solutions	961	174,258
Synopsys *	960	237,177
TE Connectivity	1,889	254,014
Teradyne	1,053	131,709
Texas Instruments	5,639	1,017,896
Trimble *	1,688	138,416
Tyler Technologies *	297	126,183
VeriSign *	702	153,577
Visa, Cl A	10,503	2,453,081
Western Digital *	2,132	150,583
Western Union	3,025	77,924
Xilinx *	1,655	211,774
Zebra Technologies, Cl A *	291	141,932
		58,627,367
Materials — 2.4%
Air Products & Chemicals	1,451	418,584
Albemarle	719	120,914
Amcor	10,621	124,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	570	$122,077
Ball	2,106	197,206
Celanese, Cl A	788	123,440
CF Industries Holdings	1,316	63,997
Corteva	4,852	236,584
Dow	5,013	313,313
DuPont de Nemours	3,616	278,830
Eastman Chemical	890	102,697
Ecolab	1,645	368,677
FMC	898	106,180
Freeport-McMoRan Copper & Gold	8,457	318,913
International Flavors & Fragrances	1,683	239,272
International Paper	2,788	161,704
LyondellBasell Industries, Cl A	1,598	165,777
Martin Marietta Materials	454	160,317
Mosaic	1,576	55,444
Newmont	4,937	308,118
Nucor	1,995	164,109
Packaging Corp of America	590	87,113
PPG Industries	1,608	275,354
Sealed Air	1,174	57,996
Sherwin-Williams	1,543	422,581
Vulcan Materials	959	170,932
Westrock	1,646	91,764
		5,256,690
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	800	144,880
American Tower, Cl A ‡	2,677	682,019
AvalonBay Communities ‡	960	184,320
Boston Properties ‡	903	98,743
CBRE Group, Cl A *	2,273	193,660
Crown Castle International ‡	2,705	511,407
Digital Realty Trust ‡	1,587	244,890

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	2,608	$121,324
Equinix ‡	562	405,067
Equity Residential ‡	1,798	133,465
Essex Property Trust ‡	481	139,740
Extra Space Storage ‡	930	138,282
Federal Realty Investment Trust ‡	584	65,899
Healthpeak Properties ‡	3,299	113,288
Host Hotels & Resorts ‡ *	4,886	88,730
Iron Mountain ‡	2,301	92,316
Kimco Realty ‡	3,503	73,563
Mid-America Apartment Communities ‡	837	131,685
ProLogis ‡	4,398	512,499
Public Storage ‡	951	267,383
Realty Income ‡	2,531	175,019
Regency Centers ‡	1,269	80,785
SBA Communications, Cl A ‡	582	174,437
Simon Property Group ‡	2,164	263,445
UDR ‡	2,289	106,324
Ventas ‡	2,479	137,485
Vornado Realty Trust ‡	1,108	50,691
Welltower ‡	2,279	170,993
Weyerhaeuser ‡	5,062	196,254
		5,698,593
Utilities — 2.7%
AES	4,316	120,071
Alliant Energy	1,655	92,961
Ameren	1,568	133,029
American Electric Power	2,823	250,428
American Water Works	1,179	183,912
Atmos Energy	835	86,498
CenterPoint Energy	3,547	86,866
CMS Energy	2,040	131,356
Consolidated Edison	2,204	170,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	5,335	$426,266
DTE Energy	1,038	145,341
Duke Energy	4,878	491,166
Edison International	2,668	158,613
Entergy	1,450	158,470
Evergy	1,601	102,416
Eversource Energy	1,867	160,973
Exelon	6,581	295,750
FirstEnergy	4,045	153,386
NextEra Energy	11,960	927,020
NiSource	2,954	76,863
NRG Energy	1,575	56,417
Pinnacle West Capital	746	63,149
PPL	5,266	153,399
Public Service Enterprise Group	3,230	204,007
Sempra Energy	1,836	252,578
Southern	6,584	435,663
WEC Energy Group	1,985	192,882
Xcel Energy	3,556	253,543
		5,963,635
TOTAL UNITED STATES		219,902,385
TOTAL INVESTMENTS — 101.1%
(Cost $178,666,284)		$221,155,850

WRITTEN OPTION— (1.3)%(1)
UNITED STATES— (1.3)%
(Premiums Received $3,281,100)	(528)	$(2,951,520)

Percentages are based on Net Assets of $218,715,264.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.3)%
Call Options
S&P 500 Index*	(528)	$(3,281,100)	$4,180.00	05/22/21	$(2,951,520)

*	Non-income producing security.
+	Notional amount for all options totals $(220,765,776).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2021 was$221,155,850.

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$221,155,850	$—	$—	$221,155,850
Total Investments in Securities	$221,155,850	$—	$—	$221,155,850

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(2,951,520)	$—	$—	$(2,951,520)
Total Liabilities	$(2,951,520)	$—	$—	$(2,951,520)

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Russell 2000 Covered Call ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 102.3%‡(A)
Vanguard Russell 2000 ETF (Cost $114,230,264)	1,401,992	$127,356,953
WRITTEN OPTION— (2.4)%(1)
UNITED STATES— (2.4)%
(Premiums Received $3,436,819)	(561)	$(2,953,665)

Percentages are based on Net Assets of $124,516,471.

A list of the exchange traded option contracts held by the Fund at April 30, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.4)%
Call Options
Russell 2000 Index*	(561)	$(3,436,819)	$2,260.00	05/22/21	$(2,953,665)

‡	For financial information on the Vanguard Russell 2000 ETF, please go to theSecurities Exchange Commission’s website at http://www.sec.gov.
*	Non-Income producing security.
+	Notional amount for all options totals $(127,147,789).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2021 was$127,356,953.
ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$127,356,953	$—	$—	$127,356,953
Total Investments in Securities	$127,356,953	$—	$—	$127,356,953

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(2,953,665)	$—	$—	$(2,953,665)
Total Liabilities	$(2,953,665)	$—	$—	$(2,953,665)

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.5%(A)
ARGENTINA— 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	42	$65,981
CHINA— 2.1%
Communication Services — 0.7%
Baidu ADR *	220	46,273
NetEase ADR	257	28,799
		75,072
Consumer Discretionary — 1.0%
JD.com ADR *	674	52,141
Pinduoduo ADR *	297	39,777
Trip.com Group ADR *	445	17,391
		109,309
Information Technology — 0.4%
NXP Semiconductors	224	43,122
TOTAL CHINA		227,503
ISRAEL— 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	120	14,017
NETHERLANDS— 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	63	40,830

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 97.3%
Communication Services — 19.2%
Activision Blizzard	655	$59,729
Alphabet, Cl A *	164	385,974
Alphabet, Cl C *	179	431,412
Charter Communications, Cl A *	159	107,079
Comcast, Cl A	3,802	213,482
Electronic Arts	231	32,820
Facebook, Cl A *	1,315	427,480
Fox, Cl A	288	10,777
Fox, Cl B	218	7,931
Match Group *	229	35,639
Netflix *	368	188,958
Sirius XM Holdings	3,640	22,204
T-Mobile US *	1,033	136,490
		2,059,975
Consumer Discretionary — 17.0%
Amazon.com *	275	953,541
Booking Holdings *	34	83,847
Dollar Tree *	201	23,095
eBay	581	32,414
Lululemon Athletica *	108	36,209
Marriott International, Cl A *	262	38,912
O’Reilly Automotive *	56	30,961
Peloton Interactive, Cl A *	218	21,440
Ross Stores	287	37,580
Starbucks	978	111,971
Tesla *	650	461,136
		1,831,106
Consumer Staples — 5.0%
Costco Wholesale	368	136,929
Keurig Dr Pepper	1,188	42,590
Kraft Heinz	1,032	42,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Mondelez International, Cl A	1,151	$69,993
Monster Beverage *	445	43,187
PepsiCo	1,147	165,351
Walgreens Boots Alliance	731	38,816
		539,477
Health Care — 6.4%
Alexion Pharmaceuticals *	184	31,037
Align Technology *	68	40,496
Amgen	480	115,027
Biogen Idec *	122	32,614
Cerner	258	19,363
DexCom *	77	29,730
Gilead Sciences	1,024	64,993
IDEXX Laboratories *	73	40,076
Illumina *	124	48,712
Incyte *	186	15,881
Intuitive Surgical *	98	84,770
Moderna *	335	59,905
Regeneron Pharmaceuticals *	85	40,911
Seagen *	157	22,570
Vertex Pharmaceuticals *	210	45,822
		691,907
Industrials — 1.8%
Cintas	91	31,407
Copart *	201	25,027
CSX	621	62,567
Fastenal	487	25,460
PACCAR	300	26,964
Verisk Analytics, Cl A	141	26,536
		197,961
Information Technology — 46.9%
Adobe *	398	202,319
Advanced Micro Devices *	990	80,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	312	$47,786
ANSYS *	71	25,962
Apple	9,185	1,207,460
Applied Materials	752	99,798
Atlassian, Cl A *	115	27,319
Autodesk *	186	54,295
Automatic Data Processing	349	65,260
Broadcom	339	154,652
Cadence Design Systems *	224	29,516
CDW	120	21,400
Cisco Systems	3,511	178,745
Cognizant Technology Solutions, Cl A	426	34,250
DocuSign, Cl A *	157	35,002
Fiserv *	546	65,586
Intel	3,379	194,394
Intuit	227	93,560
KLA	131	41,311
Lam Research	117	72,593
Marvell Technology	583	26,357
Maxim Integrated Products *	228	21,432
Microchip Technology	227	34,116
Micron Technology *	914	78,668
Microsoft	4,126	1,040,495
NVIDIA	516	309,796
Okta, Cl A *	105	28,319
Paychex	313	30,514
PayPal Holdings *	974	255,470
QUALCOMM	944	131,027
Skyworks Solutions	141	25,568
Splunk *	137	17,320
Synopsys *	122	30,141
Texas Instruments	765	138,090
VeriSign *	99	21,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	153	$37,791
Xilinx *	214	27,383
Zoom Video Communications, Cl A *	191	61,038
		5,047,195
Utilities — 1.0%
American Electric Power	419	37,169
Exelon	786	35,323
Xcel Energy	456	32,513
		105,005
TOTAL UNITED STATES		10,472,626
TOTAL INVESTMENTS — 100.5%
(Cost $9,782,015)		$10,820,957

WRITTEN OPTION— (0.6)%(1)
UNITED STATES— (0.6)%
(Premiums Received $123,637)	(19)	$(68,970)

Percentages are based on Net Assets of $10,762,445.

A list of the exchange traded option contracts held by the Fund at April 30, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.6)%
Call Options
NQX*	(19)	$(123,637)	$2,800.00	05/22/21	$(68,970)

*	Non-income producing security.
+	Notional amount for all options totals $(5,267,089).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2021 was$10,820,957.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

ADR — American Depositary Receipt
Cl — Class
NQX — Nasdaq 100 Index

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,820,957	$—	$—	$10,820,957
Total Investments in Securities	$10,820,957	$—	$—	$10,820,957

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(68,970)	$—	$—	$(68,970)
Total Liabilities	$(68,970)	$—	$—	$(68,970)

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.2%(A)
CHINA— 0.2%
Information Technology — 0.2%
NXP Semiconductors	28	$5,390
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	47	13,435
UNITED STATES— 99.6%
Communication Services — 11.2%
Activision Blizzard	68	6,201
Alphabet, Cl A *	28	65,898
Alphabet, Cl C *	26	62,663
AT&T	647	20,322
Charter Communications, Cl A *	13	8,755
Comcast, Cl A	416	23,357
Discovery, Cl A *	15	565
Discovery, Cl C *	30	969
DISH Network, Cl A *	24	1,075

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	25	$3,552
Facebook, Cl A *	221	71,843
Fox, Cl A	35	1,310
Fox, Cl B	15	546
Interpublic Group	39	1,238
Live Nation Entertainment *	12	983
Lumen Technologies	99	1,270
Netflix *	40	20,539
News, Cl A	39	1,022
News, Cl B	13	316
Omnicom Group	22	1,810
Take-Two Interactive Software *	11	1,929
T-Mobile US *	57	7,531
Twitter *	73	4,031
Verizon Communications	389	22,481
ViacomCBS, Cl B	58	2,379
Walt Disney *	166	30,879
		363,464
Consumer Discretionary — 12.6%
Advance Auto Parts	4	801
Amazon.com *	39	135,229
Aptiv *	27	3,885
AutoZone *	2	2,928
Best Buy	21	2,442
Booking Holdings *	4	9,864
BorgWarner	21	1,020
Caesars Entertainment *	16	1,565
CarMax *	16	2,132
Carnival *	56	1,566
Chipotle Mexican Grill, Cl A *	2	2,984
Darden Restaurants	13	1,907
Dollar General	23	4,939
Dollar Tree *	22	2,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Domino’s Pizza	3	$1,267
DR Horton	27	2,653
eBay	55	3,068
Etsy *	10	1,988
Expedia Group *	13	2,291
Ford Motor *	368	4,247
Gap *	21	695
Garmin	16	2,196
General Motors *	120	6,866
Genuine Parts	15	1,874
Hanesbrands	35	737
Hasbro	14	1,392
Hilton Worldwide Holdings *	25	3,218
Home Depot	98	31,719
L Brands *	24	1,582
Las Vegas Sands *	33	2,022
Leggett & Platt	13	646
Lennar, Cl A	23	2,383
LKQ *	28	1,308
Lowe’s	68	13,345
Marriott International, Cl A *	24	3,564
McDonald’s	70	16,527
MGM Resorts International	42	1,710
Mohawk Industries *	5	1,028
Newell Brands	38	1,024
NIKE, Cl B	118	15,650
Norwegian Cruise Line Holdings *	29	900
O’Reilly Automotive *	7	3,870
Penn National Gaming *	17	1,515
Pool	3	1,268
PulteGroup	26	1,537
PVH *	7	792
Ralph Lauren, Cl A *	4	533

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	32	$4,190
Royal Caribbean Cruises *	18	1,565
Starbucks	106	12,136
Tapestry *	28	1,340
Target	48	9,949
Tesla *	70	49,661
TJX	115	8,165
Tractor Supply	11	2,075
Ulta Beauty *	4	1,317
Under Armour, Cl A *	20	486
Under Armour, Cl C *	21	418
VF	33	2,893
Whirlpool	7	1,655
Wynn Resorts *	9	1,156
Yum! Brands	31	3,705
		409,916
Consumer Staples — 6.0%
Altria Group	165	7,879
Archer-Daniels-Midland	46	2,904
Brown-Forman, Cl B	18	1,373
Campbell Soup	20	955
Church & Dwight	24	2,058
Clorox	10	1,825
Coca-Cola	352	19,001
Colgate-Palmolive	74	5,972
Conagra Brands	49	1,817
Constellation Brands, Cl A	15	3,605
Costco Wholesale	40	14,884
Estee Lauder, Cl A	21	6,590
General Mills	55	3,347
Hershey	13	2,136
Hormel Foods	28	1,294
J M Smucker	11	1,441

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellogg	26	$1,623
Kimberly-Clark	32	4,266
Kraft Heinz	66	2,725
Kroger	73	2,667
Lamb Weston Holdings	15	1,208
McCormick	23	2,078
Molson Coors Beverage, Cl B *	20	1,099
Mondelez International, Cl A	137	8,330
Monster Beverage *	33	3,203
PepsiCo	129	18,597
Philip Morris International	145	13,775
Procter & Gamble	225	30,019
Sysco	45	3,813
Tyson Foods, Cl A	30	2,324
Walgreens Boots Alliance	73	3,876
Walmart	130	18,188
		194,872
Energy — 2.7%
APA	38	760
Baker Hughes, Cl A	66	1,325
Cabot Oil & Gas	39	650
Chevron	175	18,037
ConocoPhillips	119	6,086
Devon Energy	42	982
Diamondback Energy	16	1,308
EOG Resources	52	3,829
Exxon Mobil	385	22,038
Halliburton	90	1,760
Hess	24	1,788
HollyFrontier	16	560
Kinder Morgan	197	3,359
Marathon Oil	81	912
Marathon Petroleum	59	3,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
NOV *	39	$583
Occidental Petroleum	85	2,156
ONEOK	45	2,355
Phillips 66	39	3,155
Pioneer Natural Resources	22	3,384
Schlumberger	125	3,382
Valero Energy	42	3,106
Williams	124	3,021
		87,819
Financials — 11.6%
Aflac	62	3,331
Allstate	25	3,170
American Express	61	9,355
American International Group	81	3,924
Ameriprise Financial	10	2,584
Aon, Cl A	22	5,532
Arthur J Gallagher	20	2,899
Assurant	6	934
Bank of America	693	28,088
Bank of New York Mellon	73	3,641
Berkshire Hathaway, Cl B *	175	48,116
BlackRock, Cl A	13	10,651
Capital One Financial	43	6,410
Cboe Global Markets	11	1,148
Charles Schwab	144	10,138
Chubb	44	7,550
Cincinnati Financial	11	1,239
Citigroup	188	13,393
Citizens Financial Group	37	1,712
CME Group, Cl A	32	6,464
Comerica	13	977
Discover Financial Services	25	2,850
Everest Re Group	4	1,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	62	$2,513
First Republic Bank	15	2,749
Franklin Resources	26	780
Globe Life	10	1,025
Goldman Sachs Group	33	11,499
Hartford Financial Services Group	37	2,441
Huntington Bancshares	105	1,609
Intercontinental Exchange	55	6,474
Invesco	38	1,026
JPMorgan Chase	279	42,914
KeyCorp	99	2,154
Lincoln National	18	1,154
Loews	24	1,338
M&T Bank	10	1,577
MarketAxess Holdings	3	1,465
Marsh & McLennan	48	6,514
MetLife	72	4,581
Moody’s	14	4,574
Morgan Stanley	134	11,062
MSCI, Cl A	8	3,886
Nasdaq	11	1,777
Northern Trust	19	2,162
People’s United Financial	44	798
PNC Financial Services Group	40	7,478
Principal Financial Group	26	1,661
Progressive	57	5,742
Prudential Financial	39	3,914
Raymond James Financial	13	1,700
Regions Financial	97	2,115
S&P Global	23	8,979
State Street	35	2,938
SVB Financial Group *	4	2,287
Synchrony Financial	56	2,449

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	20	$3,584
Travelers	24	3,712
Truist Financial	130	7,710
Unum Group	20	565
US Bancorp	132	7,834
W R Berkley	14	1,116
Wells Fargo	374	16,849
Willis Towers Watson	13	3,365
Zions Bancorp	18	1,004
		376,288
Health Care — 12.7%
Abbott Laboratories	161	19,332
AbbVie	160	17,840
ABIOMED *	4	1,283
Agilent Technologies	26	3,475
Alexion Pharmaceuticals *	20	3,374
Align Technology *	6	3,573
AmerisourceBergen, Cl A	11	1,329
Amgen	52	12,461
Anthem	23	8,726
Baxter International	43	3,685
Becton Dickinson	26	6,469
Biogen Idec *	13	3,475
Bio-Rad Laboratories, Cl A *	2	1,260
Boston Scientific *	123	5,363
Bristol-Myers Squibb	202	12,609
Cardinal Health	22	1,327
Catalent *	14	1,575
Centene *	54	3,334
Cerner	24	1,801
Cigna	31	7,719
Cooper	4	1,644
CVS Health	117	8,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	59	$14,982
DaVita *	6	699
DENTSPLY SIRONA	15	1,013
DexCom *	9	3,475
Edwards Lifesciences *	59	5,636
Eli Lilly	75	13,708
Gilead Sciences	121	7,680
HCA Healthcare	24	4,825
Henry Schein *	15	1,088
Hologic *	26	1,704
Humana	12	5,343
IDEXX Laboratories *	8	4,392
Illumina *	14	5,500
Incyte *	17	1,451
Intuitive Surgical *	11	9,515
IQVIA Holdings *	18	4,224
Johnson & Johnson	241	39,218
Laboratory Corp of America Holdings *	10	2,659
McKesson	15	2,813
Medtronic	127	16,627
Merck	238	17,731
Mettler-Toledo International *	2	2,627
PerkinElmer	11	1,426
Perrigo	13	541
Pfizer	522	20,175
Quest Diagnostics	13	1,714
Regeneron Pharmaceuticals *	9	4,332
ResMed	13	2,444
STERIS	9	1,899
Stryker	31	8,142
Teleflex	4	1,690
Thermo Fisher Scientific	37	17,398
UnitedHealth Group	86	34,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Universal Health Services, Cl B	9	$1,336
Vertex Pharmaceuticals *	24	5,237
Viatris, Cl W *	99	1,317
Waters *	7	2,099
West Pharmaceutical Services	6	1,971
Zimmer Biomet Holdings	21	3,720
Zoetis, Cl A	45	7,786
		415,027
Industrials — 8.8%
3M	55	10,843
Alaska Air Group *	13	899
Allegion	9	1,209
American Airlines Group *	54	1,173
AMETEK	21	2,834
AO Smith	13	881
Boeing *	51	11,949
Carrier Global	72	3,138
Caterpillar	49	11,176
CH Robinson Worldwide	13	1,262
Cintas	8	2,761
Copart *	17	2,117
CSX	67	6,750
Cummins	14	3,529
Deere	28	10,384
Delta Air Lines *	55	2,581
Dover	13	1,939
Eaton	37	5,288
Emerson Electric	56	5,067
Equifax	11	2,522
Expeditors International of Washington	17	1,868
Fastenal	47	2,457
FedEx	21	6,097
Fortive	27	1,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fortune Brands Home & Security	13	$1,365
Generac Holdings *	7	2,268
General Dynamics	22	4,185
General Electric	845	11,086
Honeywell International	66	14,721
Howmet Aerospace *	39	1,246
Huntington Ingalls Industries	4	849
IDEX	7	1,569
IHS Markit	37	3,980
Illinois Tool Works	26	5,992
Ingersoll Rand *	37	1,828
Jacobs Engineering Group	13	1,737
JB Hunt Transport Services	9	1,536
Johnson Controls International	65	4,052
Kansas City Southern	9	2,630
L3Harris Technologies	20	4,185
Lockheed Martin	23	8,753
Masco	26	1,661
Nielsen Holdings	37	949
Norfolk Southern	24	6,702
Northrop Grumman	13	4,608
Old Dominion Freight Line	9	2,320
Otis Worldwide	36	2,803
PACCAR	31	2,786
Parker-Hannifin	11	3,452
Pentair	17	1,097
Quanta Services	13	1,256
Raytheon Technologies	141	11,737
Republic Services, Cl A	22	2,339
Robert Half International	11	964
Rockwell Automation	11	2,907
Rollins	23	857
Roper Technologies	10	4,464

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	5	$1,188
Southwest Airlines *	60	3,766
Stanley Black & Decker	15	3,102
Teledyne Technologies *	3	1,343
Textron	23	1,478
Trane Technologies	20	3,477
TransDigm Group *	5	3,069
Union Pacific	63	13,992
United Airlines Holdings *	29	1,578
United Parcel Service, Cl B	68	13,862
United Rentals *	7	2,240
Verisk Analytics, Cl A	16	3,011
Waste Management	39	5,381
Westinghouse Air Brake Technologies	18	1,477
WW Grainger	4	1,734
Xylem	18	1,992
		286,210
Information Technology — 26.5%
Accenture, Cl A	59	17,108
Adobe *	44	22,367
Advanced Micro Devices *	112	9,141
Akamai Technologies *	16	1,739
Amphenol, Cl A	57	3,838
Analog Devices	35	5,361
ANSYS *	8	2,925
Apple	1,454	191,143
Applied Materials	82	10,882
Arista Networks *	4	1,261
Autodesk *	19	5,546
Automatic Data Processing	38	7,106
Broadcom	37	16,879
Broadridge Financial Solutions	11	1,745
Cadence Design Systems *	26	3,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CDW	13	$2,318
Cisco Systems	383	19,498
Citrix Systems	11	1,362
Cognizant Technology Solutions, Cl A	45	3,618
Corning	64	2,829
DXC Technology *	26	856
Enphase Energy *	10	1,393
F5 Networks *	5	934
Fidelity National Information Services	55	8,410
Fiserv *	53	6,366
FleetCor Technologies *	8	2,302
FLIR Systems	13	780
Fortinet *	13	2,655
Gartner *	9	1,763
Global Payments	29	6,224
Hewlett Packard Enterprise	130	2,083
HP	128	4,366
Intel	370	21,286
International Business Machines	84	11,918
Intuit	25	10,304
IPG Photonics *	3	651
Jack Henry & Associates	6	977
Juniper Networks	33	838
Keysight Technologies *	17	2,454
KLA	13	4,100
Lam Research	13	8,066
Leidos Holdings	13	1,317
Mastercard, Cl A	80	30,564
Maxim Integrated Products *	26	2,444
Microchip Technology	24	3,607
Micron Technology *	108	9,296
Microsoft	695	175,264
Monolithic Power Systems	3	1,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	15	$2,824
NetApp	22	1,643
NortonLifeLock	59	1,275
NVIDIA	57	34,222
Oracle	176	13,339
Paychex	28	2,730
Paycom Software *	4	1,538
PayPal Holdings *	107	28,065
PTC *	7	917
Qorvo *	11	2,070
QUALCOMM	106	14,713
salesforce.com *	83	19,117
Seagate Technology	22	2,042
ServiceNow *	18	9,115
Skyworks Solutions	15	2,720
Synopsys *	13	3,212
TE Connectivity	34	4,573
Teradyne	17	2,126
Texas Instruments	83	14,982
Trimble *	24	1,968
Tyler Technologies *	3	1,275
VeriSign *	9	1,969
Visa, Cl A	155	36,201
Western Digital *	31	2,190
Western Union	42	1,082
Xilinx *	24	3,071
Zebra Technologies, Cl A *	4	1,951
		863,324
Materials — 2.3%
Air Products & Chemicals	19	5,481
Albemarle	11	1,850
Amcor	159	1,868
Avery Dennison	7	1,499
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ball	27	$2,529
Celanese, Cl A	11	1,723
CF Industries Holdings	22	1,070
Corteva	66	3,218
Dow	70	4,375
DuPont de Nemours	45	3,470
Eastman Chemical	13	1,500
Ecolab	21	4,707
FMC	13	1,537
Freeport-McMoRan Copper & Gold	138	5,204
International Flavors & Fragrances	24	3,412
International Paper	39	2,262
LyondellBasell Industries, Cl A	26	2,697
Martin Marietta Materials	6	2,119
Mosaic	35	1,231
Newmont	76	4,743
Nucor	31	2,550
Packaging Corp of America	9	1,329
PPG Industries	21	3,596
Sealed Air	15	741
Sherwin-Williams	22	6,025
Vulcan Materials	13	2,317
Westrock	27	1,505
		74,558
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	11	1,992
American Tower, Cl A ‡	40	10,191
AvalonBay Communities ‡	11	2,112
Boston Properties ‡	14	1,531
CBRE Group, Cl A *	27	2,300
Crown Castle International ‡	40	7,562
Digital Realty Trust ‡	26	4,012
Duke Realty ‡	37	1,721

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equinix ‡	8	$5,766
Equity Residential ‡	27	2,004
Essex Property Trust ‡	5	1,453
Extra Space Storage ‡	13	1,933
Federal Realty Investment Trust ‡	7	790
Healthpeak Properties ‡	56	1,923
Host Hotels & Resorts ‡ *	72	1,308
Iron Mountain ‡	29	1,163
Kimco Realty ‡	44	924
Mid-America Apartment Communities ‡	11	1,731
ProLogis ‡	70	8,157
Public Storage ‡	13	3,655
Realty Income ‡	35	2,420
Regency Centers ‡	15	955
SBA Communications, Cl A ‡	11	3,297
Simon Property Group ‡	31	3,774
UDR ‡	32	1,486
Ventas ‡	37	2,052
Vornado Realty Trust ‡	15	686
Welltower ‡	42	3,152
Weyerhaeuser ‡	76	2,947
		82,997
Utilities — 2.7%
AES	50	1,391
Alliant Energy	25	1,404
Ameren	24	2,036
American Electric Power	47	4,169
American Water Works	15	2,340
Atmos Energy	9	932
CenterPoint Energy	55	1,347
CMS Energy	29	1,867
Consolidated Edison	33	2,555
Dominion Energy	70	5,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
DTE Energy	16	$2,240
Duke Energy	71	7,149
Edison International	30	1,784
Entergy	20	2,186
Evergy	23	1,471
Eversource Energy	32	2,759
Exelon	92	4,134
FirstEnergy	41	1,555
NextEra Energy	183	14,185
NiSource	40	1,041
NRG Energy	24	860
Pinnacle West Capital	11	931
PPL	79	2,301
Public Service Enterprise Group	50	3,158
Sempra Energy	27	3,714
Southern	100	6,617
WEC Energy Group	32	3,109
Xcel Energy	53	3,779
		86,608
TOTAL UNITED STATES		3,241,083
TOTAL INVESTMENTS — 100.2%
(Cost $2,919,159)		$3,259,908

WRITTEN OPTION— (0.7)%(1)
UNITED STATES— (0.7)%
(Premiums Received $24,789)	(39)	$(22,269)

Percentages are based on Net Assets of $3,252,528.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.7)%
Call Options
S&P 500 Index*	(39)	$(24,789)	$418.00	05/22/21	$(22,269)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(1,630,668).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2021 was$3,259,908.

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,259,908	$—	$—	$3,259,908
Total Investments in Securities	$3,259,908	$—	$—	$3,259,908

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(22,269)	$—	$—	$(22,269)
Total Liabilities	$(22,269)	$—	$—	$(22,269)

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 100.1%
BERMUDA— 0.8%
Financials — 0.8%
PartnerRe, 7.250%	70,677	$1,788,128
TOTAL BERMUDA		1,788,128
UNITED STATES— 99.3%
Communication Services — 1.3%
Telephone and Data Systems, 6.625%	97,664	2,690,643
Consumer Discretionary — 3.8%
Qurate Retail, 8.000%	76,092	7,959,223
Consumer Staples — 1.7%
CHS, Ser 4, 7.500%	125,987	3,593,149
Energy — 7.8%
Crestwood Equity Partners, 9.250%	407,597	3,684,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	203,396	$4,938,455
Energy Transfer, 7.400% (A)	113,438	2,752,006
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	114,986	2,763,113
NuStar Logistics, 6.918%, VAR ICE LIBOR USD 3 Month+6.734%	95,265	2,303,508
		16,441,759
Financials — 64.7%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	79,011	2,032,953
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡	96,477	2,414,819
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	139,954	3,361,695
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	174,541	4,419,378
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989% ‡	105,868	2,739,864
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172% ‡	103,534	2,595,598
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	208,402	5,945,709
Bank of America, 6.000%	241,944	6,660,718
Charles Schwab, 6.000%	145,986	3,700,745
Charles Schwab, 5.950%	182,697	4,664,254
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	77,189	2,176,730
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	123,634	3,517,387
Citigroup Capital XIII, 6.556%, VAR ICE LIBOR USD 3 Month+6.370%	185,312	5,029,368

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	110,777	$3,130,558
GMAC Capital Trust I, Ser 2, 5.983%, VAR ICE LIBOR USD 3 Month+5.785%	419,619	10,759,031
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	167,487	4,726,483
Goldman Sachs Group, 6.300%	164,017	4,102,065
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	147,970	3,936,002
Huntington Bancshares, 6.250%	148,487	3,764,146
JPMorgan Chase, 6.150%	105,026	2,659,258
JPMorgan Chase, 6.100%	130,612	3,304,484
JPMorgan Chase, 6.000%	170,001	4,690,328
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	119,007	3,426,212
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	118,342	3,306,475
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	137,985	3,911,875
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969% ‡	95,286	2,169,662
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	362,983	9,517,414
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	122,409	3,487,432
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	96,899	2,567,824
Synchrony Financial, 5.625%	181,132	4,785,508
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	270,928	7,049,547
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	205,167	5,947,791
		136,501,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Health Care — 5.2%
Becton Dickinson, 6.000% *	199,748	$11,032,082
Industrials — 3.2%
Pitney Bowes, 6.700%	102,986	2,569,501
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	129,045	4,095,888
		6,665,389
Information Technology — 4.9%
Broadcom, 8.000% *	7,099	10,289,646
Real Estate — 2.5%
Monmouth Real Estate Investment, 6.125% ‡	122,739	3,135,981
RLJ Lodging Trust, 1.950% ‡ *	74,684	2,082,190
		5,218,171
Utilities — 4.2%
CenterPoint Energy, 7.000% *	117,204	5,216,750
Sempra Energy, 6.750% *	35,351	3,733,066
		8,949,816
TOTAL UNITED STATES		209,341,191
TOTAL PREFERRED STOCK
(Cost $202,645,647)		211,129,319

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $230,558)	230,558	230,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $5,160,716 (collateralized by U.S. Treasury Obligations, ranging in par value $7,643 - $44,905, 1.500%, 02/15/2030, with a total market value of $319,188) (Cost $312,842)	$312,842	$312,842
TOTAL INVESTMENTS — 100.3%
(Cost $203,189,047)		$211,672,719

Percentages are based on Net Assets of $210,974,564.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $507,034.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $543,400.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class
ICE —  Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$211,129,319	$—	$—	$211,129,319
Short-Term Investment	230,558	—	—	230,558
Repurchase Agreement	—	312,842	—	312,842
Total Investments in Securities	$211,359,877	$312,842	$—	$211,672,719

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Renewable Energy Producers ETF†

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 93.8%
AUSTRIA— 6.3%
Utilities — 6.3%
Verbund	95,449	$7,847,799
BRAZIL— 8.8%
Utilities — 8.8%
Centrais Eletricas Brasileiras	870,181	5,900,919
Engie Brasil Energia	553,665	4,150,510
Omega Geracao *	131,684	951,479
TOTAL BRAZIL		11,002,908
CANADA— 9.5%
Utilities — 9.5%
Boralex, Cl A	69,460	2,224,617
Innergex Renewable Energy	118,440	2,021,818
Northland Power	136,792	4,707,993
TransAlta Renewables (A)	180,878	2,862,701
TOTAL CANADA		11,817,129
CHINA— 4.6%
Utilities — 4.6%
China Longyuan Power Group, Cl H	2,270,200	3,343,838
Xinyi Energy Holdings	4,823,000	2,353,486
TOTAL CHINA		5,697,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
COMMON STOCK — continued
DENMARK— 5.3%
Utilities — 5.3%
Orsted	45,143	$6,592,800
FRANCE— 3.4%
Utilities — 3.4%
Albioma	21,457	971,209
Neoen *	72,069	3,301,970
TOTAL FRANCE		4,273,179
GERMANY— 1.5%
Utilities — 1.5%
Encavis (A)	93,774	1,807,297
GREECE— 1.0%
Utilities — 1.0%
Terna Energy	78,496	1,181,173
INDIA— 0.6%
Utilities — 0.6%
Azure Power Global *	32,385	754,247
ISRAEL— 2.0%
Utilities — 2.0%
Energix-Renewable Energies	327,035	1,289,647
Enlight Renewable Energy *	557,086	1,167,985
TOTAL ISRAEL		2,457,632
ITALY— 3.7%
Utilities — 3.7%
ERG	102,039	3,053,677
Falck Renewables	198,243	1,450,966
TOTAL ITALY		4,504,643
JAPAN— 2.2%
Utilities — 2.2%
RENOVA *	52,536	1,655,794
West Holdings	31,080	1,015,101
TOTAL JAPAN		2,670,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 10.9%
Utilities — 10.9%
Contact Energy	486,750	$2,633,290
Mercury NZ	919,222	4,577,214
Meridian Energy	1,657,614	6,339,163
TOTAL NEW ZEALAND		13,549,667
NORWAY— 2.3%
Utilities — 2.3%
Scatec	107,448	2,903,406
RUSSIA— 2.6%
Utilities — 2.6%
RusHydro PJSC	298,264,973	3,258,513
SPAIN— 9.5%
Utilities — 9.5%
Atlantica Sustainable Infrastructure	72,410	2,791,406
EDP Renovaveis	307,226	7,330,226
Solaria Energia y Medio Ambiente *	84,733	1,739,643
TOTAL SPAIN		11,861,275
THAILAND— 6.4%
Utilities — 6.4%
Absolute Clean Energy NVDR (A)	6,874,716	821,323
BCPG NVDR	1,785,074	814,068
Energy Absolute NVDR	2,518,305	4,933,491
Gunkul Engineering NVDR	5,974,699	805,901
Super Energy NVDR (A)	18,434,338	562,429
TOTAL THAILAND		7,937,212
UNITED KINGDOM— 1.2%
Utilities — 1.2%
Drax Group	268,643	1,519,779
UNITED STATES— 12.0%
Energy — 2.7%
Enviva Partners	26,912	1,325,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
COMMON STOCK — continued
Gevo * (A)	83,146	$563,730
Renewable Energy Group *	26,697	1,482,217
		3,371,363
Industrials — 4.1%
Sunrun *	104,793	5,134,857
Utilities — 5.2%
NextEra Energy Partners	49,579	3,696,114
Ormat Technologies	37,910	2,744,684
		6,440,798
TOTAL UNITED STATES		14,947,018
TOTAL COMMON STOCK
(Cost $124,764,082)		116,583,896

MASTER LIMITED PARTNERSHIP — 5.9%
CANADA— 5.9%
Utilities — 5.9%
Brookfield Renewable Partners, Cl A (Cost $5,807,904)	185,738	7,296,958

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $990,254)	990,254	990,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.1%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/01/21 , repurchase price $1,381,641 (collateralized by U.S. Treasury Obligations, ranging in par value $33,756 - $198,317, 1.500%, 02/15/2030, with a total market value of $1,409,654) (Cost $1,381,641)	$1,381,641	$1,381,641
TOTAL INVESTMENTS — 101.6%
(Cost $132,943,881)		$126,252,749

Percentages are based on Net Assets of $124,236,858.
†	Formerly Global X YieldCo & Renewable Energy Income ETF (see Note 1).
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $2,223,515.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $2,371,895.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

Cl — Class
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$116,583,896	$—	$—	$116,583,896
Master Limited Partnership	7,296,958	—	—	7,296,958
Short-Term Investment	990,254	—	—	990,254
Repurchase Agreement	—	1,381,641	—	1,381,641
Total Investments in Securities	$124,871,108	$1,381,641	$—	$126,252,749

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	8,051	$2,301,299
UNITED STATES— 99.4%
Communication Services — 11.2%
Activision Blizzard	11,983	1,092,730
Alphabet, Cl A *	4,577	10,771,971
Alphabet, Cl C *	4,353	10,491,252
AT&T	108,909	3,420,832
Charter Communications, Cl A *	2,077	1,398,755
Comcast, Cl A	69,798	3,919,157
Discovery, Cl A *	2,447	92,154
Discovery, Cl C *	5,263	170,048
DISH Network, Cl A *	3,879	173,740
Electronic Arts	4,570	649,306
Facebook, Cl A *	36,781	11,956,768
Fox, Cl A	5,416	202,667
Fox, Cl B	2,476	90,077

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Interpublic Group	6,154	$195,390
Live Nation Entertainment *	1,852	151,642
Lumen Technologies	15,278	196,017
Netflix *	6,695	3,437,682
News, Cl A	6,051	158,506
News, Cl B	1,871	45,484
Omnicom Group	3,543	291,447
Take-Two Interactive Software *	1,766	309,721
T-Mobile US *	8,894	1,175,164
Twitter *	11,738	648,172
Verizon Communications	62,905	3,635,279
ViacomCBS, Cl B	8,704	357,038
Walt Disney *	27,463	5,108,666
		60,139,665
Consumer Discretionary — 12.6%
Advance Auto Parts	1,085	217,174
Amazon.com *	6,550	22,711,600
Aptiv *	4,174	600,597
AutoZone *	340	497,801
Best Buy	3,575	415,665
Booking Holdings *	658	1,622,681
BorgWarner	3,271	158,905
CarMax *	2,745	365,744
Carnival *	11,056	309,126
Chipotle Mexican Grill, Cl A *	382	569,955
Darden Restaurants	1,965	288,305
Dollar General	3,750	805,313
Dollar Tree *	3,765	432,599
Domino’s Pizza	578	244,113
DR Horton	5,333	524,180
eBay	10,063	561,415
Etsy *	1,897	377,105
Expedia Group *	2,050	361,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ford Motor *	61,823	$713,437
Gap *	3,407	112,772
Garmin	1,976	271,186
General Motors *	20,113	1,150,866
Genuine Parts	2,325	290,555
Hanesbrands	5,777	121,664
Hasbro	1,906	189,552
Hilton Worldwide Holdings *	4,529	582,882
Home Depot	16,783	5,432,153
L Brands *	3,714	244,753
Las Vegas Sands *	5,271	322,901
Leggett & Platt	2,102	104,406
Lennar, Cl A	4,431	459,051
LKQ *	4,849	226,497
Lowe’s	11,080	2,174,450
Marriott International, Cl A *	4,305	639,379
McDonald’s	11,331	2,675,021
Mohawk Industries *	999	205,295
NIKE, Cl B	19,530	2,590,068
Norwegian Cruise Line Holdings *	3,538	109,855
NVR *	46	230,833
O’Reilly Automotive *	1,215	671,749
Pool	600	253,512
PulteGroup	4,338	256,463
PVH *	1,268	143,512
Ralph Lauren, Cl A *	870	115,962
Ross Stores	5,693	745,441
Starbucks	18,550	2,123,789
Tapestry *	4,463	213,555
Target	7,683	1,592,378
Tesla *	11,714	8,310,380
TJX	19,086	1,355,106
Tractor Supply	1,953	368,336

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	872	$287,193
Under Armour, Cl A *	2,960	71,958
Under Armour, Cl C *	3,015	60,029
VF	5,147	451,186
Whirlpool	990	234,086
Wynn Resorts *	1,587	203,771
Yum! Brands	4,876	582,780
		67,952,312
Consumer Staples — 5.9%
Altria Group	56,569	2,701,170
Archer-Daniels-Midland	16,476	1,040,130
Brown-Forman, Cl B	5,456	416,184
Campbell Soup	5,573	266,111
Clorox	3,704	675,980
Coca-Cola	118,958	6,421,352
Conagra Brands	15,623	579,457
Constellation Brands, Cl A	4,984	1,197,755
Costco Wholesale	13,536	5,036,610
Estee Lauder, Cl A	6,848	2,148,902
General Mills	17,961	1,093,105
Hormel Foods	8,813	407,161
J M Smucker	3,644	477,328
Kellogg	8,087	504,791
Kimberly-Clark	10,236	1,364,664
Kraft Heinz	18,858	778,647
Kroger	23,488	858,252
Lamb Weston Holdings	4,685	377,143
McCormick	7,720	697,579
Molson Coors Beverage, Cl B *	6,033	331,513
Monster Beverage *	11,347	1,101,226
Sysco	15,570	1,319,246
Tyson Foods, Cl A	8,727	675,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walgreens Boots Alliance	22,409	$1,189,918
		31,660,130
Energy — 2.7%
APA	5,977	119,540
Baker Hughes, Cl A	11,046	221,804
Cabot Oil & Gas	6,887	114,806
Chevron	29,394	3,029,640
ConocoPhillips	21,798	1,114,750
Devon Energy	6,544	152,999
Diamondback Energy	2,402	196,315
EOG Resources	8,943	658,563
Exxon Mobil	65,448	3,746,244
Halliburton	13,741	268,774
Hess	4,096	305,193
HollyFrontier	2,496	87,360
Kinder Morgan	30,290	516,445
Marathon Oil	13,018	146,583
Marathon Petroleum	10,256	570,746
NOV *	6,040	90,298
Occidental Petroleum	13,779	349,435
ONEOK	6,415	335,761
Phillips 66	7,113	575,513
Pioneer Natural Resources	2,856	439,338
Schlumberger	21,352	577,571
Valero Energy	6,376	471,569
Williams	19,006	462,986
		14,552,233
Financials — 11.6%
Aflac	9,771	524,996
Allstate	5,025	637,170
American Express	9,918	1,520,925
American International Group	13,373	647,922
Ameriprise Financial	1,761	455,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon, Cl A	3,659	$920,019
Arthur J Gallagher	2,850	413,108
Assurant	910	141,596
Bank of America	115,509	4,681,579
Bank of New York Mellon	13,303	663,554
Berkshire Hathaway, Cl B *	28,790	7,915,810
BlackRock, Cl A	2,107	1,726,265
Capital One Financial	7,257	1,081,874
Cboe Global Markets	1,753	182,961
Charles Schwab	22,743	1,601,107
Chubb	7,062	1,211,768
Cincinnati Financial	2,348	264,573
Citigroup	31,882	2,271,274
Citizens Financial Group	7,184	332,476
CME Group, Cl A	5,523	1,115,591
Comerica	2,344	176,175
Discover Financial Services	4,964	565,896
Everest Re Group	646	178,910
Fifth Third Bancorp	10,750	435,805
First Republic Bank	2,570	470,927
Franklin Resources	4,655	139,650
Globe Life	1,619	165,931
Goldman Sachs Group	5,022	1,749,917
Hartford Financial Services Group	5,514	363,703
Huntington Bancshares	16,669	255,369
Intercontinental Exchange	8,713	1,025,607
Invesco	6,286	169,722
JPMorgan Chase	46,416	7,139,244
KeyCorp	15,670	340,979
Lincoln National	3,213	206,050
Loews	4,163	232,087
M&T Bank	2,105	331,937
MarketAxess Holdings	570	278,422

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	7,792	$1,057,374
MetLife	12,000	763,560
Moody’s	2,592	846,832
Morgan Stanley	22,150	1,828,484
MSCI, Cl A	1,281	622,271
Nasdaq	1,815	293,195
Northern Trust	3,354	381,685
People’s United Financial	5,862	106,278
PNC Financial Services Group	6,418	1,199,845
Principal Financial Group	4,124	263,400
Progressive	9,194	926,204
Prudential Financial	6,244	626,648
Raymond James Financial	1,957	255,936
Regions Financial	15,327	334,129
S&P Global	3,803	1,484,653
State Street	5,718	480,026
SVB Financial Group *	844	482,625
Synchrony Financial	9,573	418,723
T Rowe Price Group	3,592	643,686
Travelers	4,106	635,034
Truist Financial	20,893	1,239,164
Unum Group	3,415	96,508
US Bancorp	20,554	1,219,880
W R Berkley	1,892	150,830
Wells Fargo	61,650	2,777,333
Willis Towers Watson	2,054	531,698
Zions Bancorp	2,940	164,052
		62,365,994
Health Care — 12.6%
ABIOMED *	1,589	509,640
Alexion Pharmaceuticals *	8,319	1,403,249
Align Technology *	2,742	1,632,943
AmerisourceBergen, Cl A	5,266	636,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Anthem	9,563	$3,628,106
Baxter International	19,091	1,635,908
Boston Scientific *	54,329	2,368,744
Cardinal Health	10,425	629,045
Cerner	11,240	843,562
Cigna	13,947	3,472,942
CVS Health	50,793	3,880,584
DaVita *	2,758	321,390
DENTSPLY SIRONA	7,515	507,338
DexCom *	3,606	1,392,277
Edwards Lifesciences *	23,585	2,252,839
Eli Lilly	30,924	5,651,980
Gilead Sciences	48,551	3,081,532
Henry Schein *	5,052	366,270
Hologic *	9,363	613,745
Humana	5,020	2,235,105
IDEXX Laboratories *	3,252	1,785,315
Incyte *	6,765	577,596
Intuitive Surgical *	4,541	3,927,965
IQVIA Holdings *	7,142	1,676,155
Laboratory Corp of America Holdings *	3,542	941,712
McKesson	5,993	1,124,047
Medtronic	52,441	6,865,575
Mettler-Toledo International *	880	1,155,722
Quest Diagnostics	4,820	635,662
ResMed	5,373	1,009,963
STERIS	3,043	642,134
Stryker	12,626	3,315,966
Teleflex	1,687	712,724
Waters *	2,340	701,696
West Pharmaceutical Services	2,711	890,618
Zimmer Biomet Holdings	7,870	1,394,249

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	18,134	$3,137,726
		67,558,157
Industrials — 8.7%
3M	11,742	2,314,817
Alaska Air Group *	2,902	200,644
Allegion	2,256	303,161
American Airlines Group *	11,427	248,194
AMETEK	4,365	588,969
AO Smith	3,297	223,372
Carrier Global	17,100	745,218
Caterpillar	10,996	2,508,298
CH Robinson Worldwide	3,064	297,453
Cintas	1,751	604,340
Copart *	4,249	529,043
CSX	15,840	1,595,880
Cummins	3,158	795,942
Deere	6,326	2,345,997
Delta Air Lines *	12,013	563,650
Dover	3,259	486,210
Eaton	8,615	1,231,342
Emerson Electric	12,890	1,166,416
Equifax	2,476	567,573
Expeditors International of Washington	3,836	421,423
Fastenal	12,202	637,920
FedEx	5,169	1,500,612
Fortive	6,466	457,922
Fortune Brands Home & Security	2,425	254,577
Howmet Aerospace *	9,721	310,683
IDEX	1,767	396,161
IHS Markit	7,312	786,626
Illinois Tool Works	5,808	1,338,512
Ingersoll Rand *	7,035	347,599
JB Hunt Transport Services	2,049	349,785
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	15,863	$988,899
Kansas City Southern	1,735	506,984
Masco	5,175	330,579
Nielsen Holdings	8,165	209,432
Norfolk Southern	5,256	1,467,685
Old Dominion Freight Line	1,981	510,722
Otis Worldwide	8,665	674,744
PACCAR	7,186	645,878
Parker-Hannifin	2,658	834,107
Pentair	3,882	250,428
Quanta Services	3,499	338,143
Republic Services, Cl A	4,842	514,705
Robert Half International	2,936	257,223
Rockwell Automation	2,219	586,393
Rollins	4,962	184,983
Roper Technologies	2,265	1,011,187
Snap-On	1,299	308,642
Southwest Airlines *	11,718	735,657
Stanley Black & Decker	3,171	655,668
Teledyne Technologies *	645	288,799
Trane Technologies	4,913	854,027
TransDigm Group *	1,066	654,247
Union Pacific	13,892	3,085,275
United Airlines Holdings *	5,376	292,454
United Parcel Service, Cl B	14,860	3,029,360
United Rentals *	1,370	438,332
Verisk Analytics, Cl A	3,137	590,383
Waste Management	8,400	1,158,948
Westinghouse Air Brake Technologies	4,199	344,612
WW Grainger	1,031	446,980
Xylem	3,358	371,563
		46,685,378

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 26.7%
Accenture, Cl A	9,894	$2,868,963
Adobe *	7,307	3,714,439
Advanced Micro Devices *	18,838	1,537,558
Akamai Technologies *	2,605	283,164
Amphenol, Cl A	9,180	618,181
Analog Devices	5,808	889,553
ANSYS *	1,295	473,530
Apple	240,418	31,605,350
Applied Materials	13,589	1,803,396
Arista Networks *	850	267,895
Autodesk *	3,465	1,011,468
Automatic Data Processing	6,730	1,258,443
Broadcom	6,163	2,811,561
Broadridge Financial Solutions	1,893	300,287
Cadence Design Systems *	4,392	578,734
CDW	2,262	403,382
Cisco Systems	64,195	3,268,167
Citrix Systems	1,967	243,613
Cognizant Technology Solutions, Cl A	8,752	703,661
DXC Technology *	4,073	134,042
Enphase Energy *	1,679	233,801
F5 Networks *	996	186,013
Fidelity National Information Services	9,772	1,494,139
Fiserv *	8,692	1,044,083
FleetCor Technologies *	1,314	378,064
FLIR Systems	2,166	129,895
Fortinet *	2,309	471,567
Gartner *	1,462	286,377
Global Payments	4,663	1,000,820
Hewlett Packard Enterprise	20,834	333,761
HP	19,433	662,860
Intel	62,835	3,614,898
International Business Machines	13,818	1,960,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	4,042	$1,665,951
IPG Photonics *	627	136,128
Jack Henry & Associates	1,261	205,329
Juniper Networks	5,597	142,108
Keysight Technologies *	3,006	433,916
KLA	2,509	791,213
Lam Research	2,194	1,361,267
Leidos Holdings	2,303	233,248
Mastercard, Cl A	13,502	5,158,573
Maxim Integrated Products *	4,173	392,262
Microchip Technology	3,782	568,397
Micron Technology *	17,317	1,490,474
Microsoft	114,881	28,970,690
Monolithic Power Systems	532	192,254
Motorola Solutions	2,627	494,664
NetApp	3,705	276,726
NortonLifeLock	9,623	207,953
NVIDIA	9,425	5,658,581
Oracle	29,049	2,201,624
Paychex	5,089	496,127
Paycom Software *	716	275,238
PayPal Holdings *	17,818	4,673,482
Qorvo *	1,947	366,367
QUALCOMM	17,028	2,363,486
salesforce.com *	14,136	3,255,803
Seagate Technology	3,793	352,142
ServiceNow *	2,957	1,497,336
Skyworks Solutions	2,781	504,279
Synopsys *	2,362	583,556
TE Connectivity	5,215	701,262
Teradyne	2,458	307,447
Texas Instruments	14,065	2,538,873
Trimble *	3,252	266,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tyler Technologies *	500	$212,430
VeriSign *	1,617	353,751
Visa, Cl A	25,792	6,023,979
Western Digital *	4,690	331,255
Western Union	7,142	183,978
Xilinx *	4,004	512,352
Zebra Technologies, Cl A *	769	375,072
		143,328,400
Materials — 2.3%
Air Products & Chemicals	3,359	969,004
Albemarle	1,740	292,616
Amcor	23,825	279,944
Avery Dennison	1,299	278,207
Ball	5,184	485,430
Celanese, Cl A	1,920	300,768
CF Industries Holdings	3,562	173,220
Corteva	11,571	564,202
Dow	11,542	721,375
DuPont de Nemours	8,192	631,685
Eastman Chemical	2,175	250,973
Ecolab	3,891	872,051
FMC	2,114	249,959
Freeport-McMoRan Copper & Gold	23,320	879,397
International Flavors & Fragrances	3,799	540,104
International Paper	6,207	360,006
LyondellBasell Industries, Cl A	3,860	400,436
Martin Marietta Materials	1,036	365,832
Mosaic	5,540	194,897
Newmont	12,783	797,787
Nucor	4,768	392,216
Packaging Corp of America	1,462	215,864
PPG Industries	3,626	620,916
Sealed Air	2,336	115,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	3,759	$1,029,478
Vulcan Materials	2,063	367,709
Westrock	4,024	224,338
		12,573,812
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	1,819	329,421
American Tower, Cl A ‡	6,937	1,767,339
AvalonBay Communities ‡	2,179	418,368
Boston Properties ‡	2,379	260,144
CBRE Group, Cl A *	4,943	421,144
Crown Castle International ‡	6,911	1,306,594
Digital Realty Trust ‡	4,134	637,918
Duke Realty ‡	5,579	259,535
Equinix ‡	1,357	978,071
Equity Residential ‡	5,701	423,185
Essex Property Trust ‡	1,064	309,113
Extra Space Storage ‡	2,009	298,718
Federal Realty Investment Trust ‡	1,086	122,544
Host Hotels & Resorts ‡ *	11,543	209,621
Iron Mountain ‡	4,261	170,951
Kimco Realty ‡	6,688	140,448
Mid-America Apartment Communities ‡	1,739	273,597
ProLogis ‡	11,529	1,343,474
Public Storage ‡	2,361	663,819
Realty Income ‡	5,382	372,165
Regency Centers ‡	2,463	156,795
SBA Communications, Cl A ‡	1,780	533,502
Simon Property Group ‡	4,800	584,352
UDR ‡	4,377	203,312
Vornado Realty Trust ‡	2,663	121,832
Welltower ‡	6,587	494,223
Weyerhaeuser ‡	11,824	458,416
		13,258,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.6%
AES	10,382	$288,827
Alliant Energy	3,705	208,110
Ameren	3,830	324,937
American Electric Power	7,754	687,857
American Water Works	2,811	438,488
Atmos Energy	1,809	187,394
CenterPoint Energy	7,766	190,189
CMS Energy	4,451	286,600
Consolidated Edison	4,988	386,121
Dominion Energy	12,612	1,007,699
DTE Energy	2,884	403,818
Duke Energy	11,277	1,135,481
Edison International	5,335	317,166
Entergy	2,951	322,515
Evergy	3,764	240,783
Eversource Energy	5,024	433,169
Exelon	14,944	671,583
FirstEnergy	8,010	303,739
NextEra Energy	29,901	2,317,628
NiSource	5,572	144,983
NRG Energy	4,140	148,295
Pinnacle West Capital	1,740	147,291
PPL	11,245	327,567
Public Service Enterprise Group	7,965	503,069
Sempra Energy	4,265	586,736
Southern	16,033	1,060,904
WEC Energy Group	4,933	479,340
Xcel Energy	8,124	579,241
		14,129,530

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P 500® Catholic Values ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$534,204,212
TOTAL INVESTMENTS — 99.8%
(Cost $377,662,063)	$536,505,511

Percentages are based on Net Assets of $537,795,826.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA— 10.8%
Communication Services — 0.1%
REA Group	9	$1,101
Telstra	946	2,477
TPG Telecom	22	94
		3,672
Consumer Discretionary — 0.5%
Aristocrat Leisure	142	4,077
Wesfarmers	254	10,616
		14,693
Consumer Staples — 0.6%
Coles Group	484	6,101
Woolworths Group	472	14,329
		20,430
Energy — 0.2%
Origin Energy	390	1,253
Santos	392	2,113
Woodside Petroleum	212	3,744
		7,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.8%
ASX	42	$2,368
Australia & New Zealand Banking Group	629	13,964
Commonwealth Bank of Australia	391	26,893
Insurance Australia Group	512	1,938
Macquarie Group	75	9,298
National Australia Bank	729	15,013
QBE Insurance Group	324	2,468
Suncorp Group	278	2,257
Westpac Banking	800	15,437
		89,636
Health Care — 2.8%
Cochlear	51	8,765
CSL	339	71,006
Sonic Healthcare	366	10,144
		89,915
Industrials — 0.4%
Brambles	362	2,908
Sydney Airport *	264	1,262
Transurban Group	737	8,067
		12,237
Information Technology — 0.2%
Afterpay *	59	5,362
Materials — 2.8%
BHP Group	478	14,457
BHP Group	666	24,539
Fortescue Metals Group	382	6,666
Glencore *	2,472	10,104
Newcrest Mining	182	3,728
Rio Tinto	84	7,861
Rio Tinto	250	21,031
South32	1,096	2,438
		90,824
Real Estate — 0.3%
Dexus ‡	242	1,901

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Goodman Group ‡	370	$5,405
Scentre Group ‡	1,148	2,412
		9,718
Utilities — 0.1%
AGL Energy	138	952
APA Group	215	1,666
		2,618
TOTAL AUSTRALIA		346,215
AUSTRIA— 0.2%
Communication Services — 0.0%
Telekom Austria, Cl A	32	262
Energy — 0.0%
OMV	32	1,580
Financials — 0.1%
BAWAG Group *	16	866
Erste Group Bank	66	2,352
Raiffeisen Bank International	30	657
		3,875
Industrials — 0.1%
ANDRITZ	18	979
Immobilien Anlagen	16	702
Strabag	1	40
		1,721
Information Technology — 0.0%
AMS *	62	1,076
Materials — 0.0%
Mayr Melnhof Karton	1	208
voestalpine	26	1,130
		1,338
Real Estate — 0.0%
Verbund	16	1,316
TOTAL AUSTRIA		11,168

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM— 1.6%
Consumer Discretionary — 0.1%
Ageas	40	$2,425
Consumer Staples — 0.7%
Anheuser-Busch InBev	319	22,592
Financials — 0.3%
Groupe Bruxelles Lambert	27	2,957
KBC Group	76	5,912
Sofina	4	1,522
		10,391
Health Care — 0.4%
Galapagos *	39	3,047
UCB	97	8,998
		12,045
Materials — 0.1%
Solvay	16	2,038
Umicore	38	2,313
		4,351
TOTAL BELGIUM		51,804
BRAZIL— 0.1%
Materials — 0.1%
Yara International	40	2,093
CHINA— 0.9%
Consumer Discretionary — 0.3%
Prosus	94	10,210
Consumer Staples — 0.2%
Budweiser Brewing APAC	700	2,213
Wilmar International	1,000	3,924
		6,137
Financials — 0.1%
BOC Hong Kong Holdings	800	2,822
Health Care — 0.3%
Alibaba Health Information Technology *	3,190	9,734

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$28,903
DENMARK— 2.0%
Consumer Staples — 0.2%
Carlsberg, Cl B	40	7,029
Health Care — 0.5%
Coloplast, Cl B	90	14,911
Industrials — 1.0%
AP Moller - Maersk, Cl B	2	4,976
AP Moller - Maersk, Cl A	1	2,355
DSV PANALPINA	54	12,058
Vestas Wind Systems	265	11,076
		30,465
Materials — 0.1%
Novozymes, Cl B	48	3,421
Utilities — 0.2%
Orsted	42	6,134
TOTAL DENMARK		61,960
FINLAND— 1.3%
Energy — 0.2%
Neste	96	5,824
Financials — 0.4%
Nordea Bank Abp	790	8,218
Sampo, Cl A	110	5,232
		13,450
Industrials — 0.3%
Kone, Cl B	106	8,337
Information Technology — 0.2%
Nokia *	1,280	6,075
Materials — 0.1%
Stora Enso, Cl R	138	2,646
Utilities — 0.1%
Fortum	96	2,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL FINLAND		$38,857
FRANCE— 9.3%
Communication Services — 0.5%
Adevinta, Cl B *	52	954
Orange	504	6,280
Vivendi	213	7,436
		14,670
Consumer Discretionary — 1.1%
Christian Dior	1	735
EssilorLuxottica	66	10,996
Hermes International	8	10,054
Kering	17	13,640
		35,425
Consumer Staples — 1.1%
Danone	257	18,139
Pernod Ricard	75	15,412
		33,551
Energy — 0.8%
Total	552	24,470
Financials — 2.4%
AXA	460	13,027
BNP Paribas	255	16,389
LVMH Moet Hennessy Louis Vuitton	62	46,737
		76,153
Industrials — 1.3%
Credit Agricole	280	4,339
Schneider Electric	139	22,258
Vinci	122	13,423
		40,020
Information Technology — 0.2%
Dassault Systemes	32	7,433
Materials — 1.7%
Air Liquide	107	18,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
L’Oreal	91	$37,427
		55,475
Utilities — 0.2%
Electricite de France	102	1,488
Engie	410	6,105
		7,593
TOTAL FRANCE		294,790
GERMANY— 7.1%
Communication Services — 0.5%
Deutsche Telekom	788	15,178
Consumer Discretionary — 1.9%
adidas	42	12,986
Allianz	92	23,966
Bayerische Motoren Werke	72	7,229
Daimler	187	16,670
		60,851
Consumer Staples — 0.3%
Beiersdorf	37	4,182
Henkel & KGaA	42	4,181
		8,363
Financials — 0.5%
Deutsche Boerse	42	7,245
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	31	8,981
		16,226
Health Care — 0.8%
Fresenius Medical Care & KGaA	154	12,265
Siemens Healthineers	211	12,060
		24,325
Industrials — 0.6%
Deutsche Post	254	14,969
Siemens Energy *	99	3,313
		18,282

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.5%
Infineon Technologies	296	$11,960
SAP	257	36,123
		48,083
Materials — 0.5%
BASF	208	16,796
Real Estate — 0.3%
Vonovia	125	8,222
Utilities — 0.2%
E.ON	484	5,842
TOTAL GERMANY		222,168
HONG KONG— 2.9%
Financials — 1.7%
AIA Group	2,720	34,635
Hang Seng Bank	180	3,534
Hong Kong Exchanges & Clearing	264	15,976
		54,145
Industrials — 0.5%
Jardine Matheson Holdings	71	4,774
MTR	400	2,230
Techtronic Industries	450	8,204
		15,208
Real Estate — 0.5%
CK Asset Holdings	600	3,766
Henderson Land Development	400	1,779
Link REIT ‡	500	4,728
Sun Hung Kai Properties	310	4,682
		14,955
Utilities — 0.2%
CLP Holdings	400	3,947
Hong Kong & China Gas	2,200	3,530
		7,477
TOTAL HONG KONG		91,785

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
IRELAND— 0.9%
Consumer Discretionary — 0.2%
Flutter Entertainment *	36	$7,361
Consumer Staples — 0.2%
Kerry Group, Cl A	56	7,267
Industrials — 0.2%
Kingspan Group	36	3,210
Ryanair Holdings *	130	2,645
		5,855
Materials — 0.3%
CRH	178	8,406
TOTAL IRELAND		28,889
ISRAEL— 0.5%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication *	125	136
Consumer Discretionary — 0.0%
Fiverr International *	5	1,040
Financials — 0.2%
Bank Hapoalim *	248	1,980
Bank Leumi Le-Israel *	324	2,286
First International Bank of Israel *	1	31
Israel Discount Bank, Cl A *	258	1,168
Mizrahi Tefahot Bank *	30	846
Plus500	5	98
		6,409
Industrials — 0.0%
Kornit Digital *	14	1,369
Shapir Engineering and Industry	1	7
		1,376
Information Technology — 0.3%
Check Point Software Technologies *	26	3,037
Nice *	14	3,388

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Wix.com *	12	$3,815
		10,240
Materials — 0.0%
ICL Group	156	1,003
Real Estate — 0.0%
Azrieli Group	8	564
Strauss Group	6	176
		740
Utilities — 0.0%
Energix-Renewable Energies	1	4
TOTAL ISRAEL		20,948
ITALY— 2.0%
Consumer Discretionary — 0.2%
Ferrari	28	6,005
Consumer Staples — 0.0%
Davide Campari-Milano	127	1,500
Energy — 0.2%
Eni	562	6,718
Financials — 0.7%
Assicurazioni Generali	272	5,463
Intesa Sanpaolo	3,945	11,022
Poste Italiane	102	1,338
UniCredit	468	4,824
		22,647
Health Care — 0.1%
Recordati	80	4,415
Industrials — 0.1%
Atlantia *	112	2,188
Utilities — 0.7%
Enel	1,681	16,729
Snam	480	2,704
Terna Rete Elettrica Nazionale	310	2,288
		21,721

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ITALY		$65,194
JAPAN— 30.7%
Communication Services — 2.8%
Dentsu Group *	56	1,721
KDDI	396	11,977
Nexon	104	3,449
Nintendo	29	16,632
Nippon Telegraph & Telephone	332	8,368
SoftBank	400	5,158
SoftBank Group	406	36,717
Toho	32	1,274
Z Holdings	600	2,772
		88,068
Consumer Discretionary — 5.4%
Aisin	40	1,541
Bandai Namco Holdings	50	3,671
Bridgestone	138	5,526
Denso	116	7,491
Fast Retailing	14	11,490
Hikari Tsushin	4	805
Honda Motor	400	11,827
Isuzu Motors	100	1,012
Koito Manufacturing	28	1,745
Nissan Motor *	600	3,006
Nitori Holdings	18	3,229
Oriental Land	50	7,079
Pan Pacific International Holdings	134	2,887
Panasonic	560	6,604
Rakuten Group *	200	2,542
Sekisui Chemical	102	1,775
Sekisui House	160	3,234
Sharp	46	777

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shimano	20	$4,581
Sony Group	297	29,617
Subaru	142	2,634
Sumitomo Electric Industries	200	2,975
Suzuki Motor	104	3,946
Toyota Industries	46	3,682
Toyota Motor	590	43,867
Yamaha	38	2,069
ZOZO	44	1,485
		171,097
Consumer Staples — 2.6%
Aeon	340	9,277
Asahi Group Holdings	190	7,935
Kao	180	11,539
Kirin Holdings	320	6,003
Kobe Bussan	30	802
Kose	14	2,108
MEIJI Holdings	60	3,716
Nissin Foods Holdings	36	2,552
Seven & i Holdings	334	14,359
Shiseido	148	10,735
Suntory Beverage & Food	54	1,823
Unicharm	160	6,213
Welcia Holdings	30	936
Yakult Honsha	68	3,310
		81,308
Energy — 0.2%
ENEOS Holdings	800	3,449
Idemitsu Kosan	54	1,293
Inpex	200	1,365
		6,107
Financials — 2.5%
Acom	200	858

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ajinomoto	220	$4,401
Dai-ichi Life Holdings	300	5,394
Daiwa Securities Group	400	2,130
Japan Exchange Group	118	2,765
Japan Post Bank	90	822
Japan Post Insurance	56	1,079
Mitsubishi UFJ Financial Group	2,800	14,806
Mizuho Financial Group	560	7,864
MS&AD Insurance Group Holdings	108	3,058
Nomura Holdings	700	3,759
ORIX	300	4,824
Resona Holdings	500	2,054
Sompo Holdings	82	3,046
Sumitomo Mitsui Financial Group	304	10,574
Sumitomo Mitsui Trust Holdings	82	2,791
T&D Holdings	100	1,225
Tokio Marine Holdings	156	7,464
		78,914
Health Care — 5.2%
Hoya	280	31,854
Kyowa Kirin	200	6,075
M3	324	22,459
Otsuka Holdings	420	16,142
Santen Pharmaceutical	300	3,843
Shionogi	210	11,041
Sysmex	130	12,993
Takeda Pharmaceutical	1,190	39,574
Terumo	544	20,565
		164,546
Industrials — 6.5%
AGC	54	2,460
ANA Holdings *	28	642
Central Japan Railway	50	7,312
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dai Nippon Printing	72	$1,430
Daifuku	30	2,970
Daikin Industries	70	14,044
East Japan Railway	90	6,158
FANUC	46	10,595
Hankyu Hanshin Holdings	60	1,888
ITOCHU	350	10,912
Japan Airlines *	26	552
Kajima	100	1,382
Keio	30	1,949
Kintetsu Group Holdings *	46	1,648
Komatsu	240	7,037
Kubota	300	7,054
Makita	66	2,968
Marubeni	400	3,325
Minebea	102	2,558
MISUMI Group	68	1,916
Mitsubishi	370	10,223
Mitsubishi Electric	562	8,648
Mitsubishi Heavy Industries	80	2,376
Mitsui	400	8,430
Monotaro	80	2,042
Nidec	140	16,209
Nihon M&A Center	60	1,572
Obayashi	200	1,824
Odakyu Electric Railway	80	2,163
Recruit Holdings	440	19,882
Secom	52	4,318
SG Holdings	116	2,636
Shimizu	200	1,638
SMC	16	9,288
Sumitomo	300	4,084
Taisei	54	1,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Tobu Railway	50	$1,285
Tokyu	170	2,185
Toshiba	102	4,213
TOTO	38	1,971
Toyota Tsusho	56	2,367
West Japan Railway	46	2,539
Yamato Holdings	98	2,766
Yaskawa Electric	64	2,951
		206,401
Information Technology — 3.4%
Advantest	46	4,368
Canon	260	6,192
Disco	10	3,239
Fujitsu	44	7,006
GMO Payment Gateway	10	1,276
Itochu Techno-Solutions	10	347
Keyence	42	20,180
Kyocera	80	4,857
Lasertec	20	3,539
Murata Manufacturing	146	11,625
NEC	60	3,491
Nomura Research Institute	88	2,709
NTT Data	200	3,107
Obic	16	3,093
Omron	46	3,489
Oracle Japan *	8	750
Otsuka	20	1,008
Renesas Electronics *	200	2,333
Rohm	22	2,180
Shimadzu	62	2,170
TDK	30	4,076
Tokyo Electron	36	15,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trend Micro *	28	$1,332
		108,281
Materials — 1.2%
Asahi Kasei	300	3,160
Kansai Paint	58	1,461
Nippon Paint Holdings	370	5,287
Nippon Sanso Holdings	48	902
Nippon Steel	200	3,489
Nitto Denko	36	2,984
Shin-Etsu Chemical	94	15,867
Sumitomo Metal Mining	62	2,631
Toray Industries	400	2,486
		38,267
Real Estate — 0.7%
Daiwa House Industry	160	4,735
Hulic	100	1,138
Mitsubishi Estate	288	4,731
Mitsui Fudosan	200	4,336
Nippon Prologis REIT ‡	1	3,211
Nomura Real Estate Master Fund ‡	1	1,581
Sumitomo Realty & Development	106	3,529
		23,261
Utilities — 0.2%
Chubu Electric Power	180	2,175
Kansai Electric Power	200	1,980
Osaka Gas	92	1,774
Tokyo Gas	86	1,741
		7,670
TOTAL JAPAN		973,920
LUXEMBOURG— 0.1%
Communication Services — 0.0%
RTL Group	8	471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
SES, Cl A	88	$668
		1,139
Materials — 0.1%
ArcelorMittal	162	4,729
TOTAL LUXEMBOURG		5,868
MACAO— 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	520	4,579
Sands China *	600	2,851
TOTAL MACAO		7,430
NETHERLANDS— 5.8%
Consumer Staples — 0.7%
Heineken	87	10,100
Koninklijke Ahold Delhaize	408	10,997
		21,097
Energy — 1.0%
Royal Dutch Shell, Cl A	892	16,858
Royal Dutch Shell, Cl B	804	14,460
		31,318
Financials — 0.4%
EXOR	22	1,809
ING Groep	834	10,672
		12,481
Health Care — 1.2%
Koninklijke Philips	681	38,432
Information Technology — 2.5%
Adyen *	7	17,203
ASML Holding	98	63,847
		81,050
TOTAL NETHERLANDS		184,378

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 0.7%
Communication Services — 0.0%
Spark New Zealand	418	$1,320
Consumer Staples — 0.1%
a2 Milk *	310	1,701
Health Care — 0.4%
Fisher & Paykel Healthcare	441	11,375
Ryman Healthcare	276	2,810
		14,185
Industrials — 0.0%
Auckland International Airport *	284	1,547
Information Technology — 0.1%
Xero *	24	2,624
Utilities — 0.1%
Contact Energy	158	855
Mercury NZ	138	687
Meridian Energy	278	1,063
		2,605
TOTAL NEW ZEALAND		23,982
NORWAY— 1.0%
Communication Services — 0.1%
Schibsted, Cl A	18	909
Schibsted, Cl B	24	1,054
Telenor	148	2,644
		4,607
Consumer Staples — 0.3%
Leroy Seafood Group	118	1,086
Mowi	188	4,652
Orkla	340	3,477
Salmar	22	1,530
		10,745
Energy — 0.2%
Aker BP	24	690

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Equinor	244	$4,978
		5,668
Financials — 0.2%
Aker, Cl A	6	449
DnB	200	4,310
Gjensidige Forsikring	42	958
		5,717
Industrials — 0.1%
NEL, Cl A *	60	175
TOMRA Systems	38	1,906
		2,081
Materials — 0.1%
Norsk Hydro	308	1,971
TOTAL NORWAY		30,789
POLAND— 0.0%
Consumer Discretionary — 0.0%
Allegro.eu *	68	1,044
PORTUGAL— 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	102	1,865
Utilities — 0.1%
Energias de Portugal	566	3,149
TOTAL PORTUGAL		5,014
SINGAPORE— 1.1%
Communication Services — 0.1%
Singapore Telecommunications	1,800	3,382
Consumer Discretionary — 0.0%
Genting Singapore	1,200	780
Financials — 0.8%
City Developments	100	593
DBS Group Holdings	400	8,993
Oversea-Chinese Banking	900	8,253
Singapore Exchange	200	1,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Overseas Bank	321	$6,416
		25,826
Industrials — 0.1%
Keppel	400	1,630
Singapore Airlines *	400	1,521
Singapore Technologies Engineering	400	1,161
		4,312
Real Estate — 0.1%
Ascendas Real Estate Investment Trust ‡	622	1,454
CapitaLand	600	1,678
		3,132
TOTAL SINGAPORE		37,432
SOUTH AFRICA— 0.4%
Materials — 0.4%
Anglo American	308	13,092
SPAIN— 2.4%
Communication Services — 0.4%
Cellnex Telecom *	134	7,588
Telefonica	1,256	5,826
		13,414
Consumer Discretionary — 0.3%
Industria de Diseno Textil	263	9,378
Financials — 0.7%
Banco Bilbao Vizcaya Argentaria *	1,474	8,287
Banco Santander *	3,944	15,264
		23,551
Industrials — 0.1%
Aena SME *	18	3,135
Information Technology — 0.2%
Amadeus IT Group, Cl A *	102	6,962
Utilities — 0.7%
EDP Renovaveis	57	1,360
Endesa	70	1,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Iberdrola	1,328	$17,961
Naturgy Energy Group	74	1,900
		23,063
TOTAL SPAIN		79,503
SWEDEN— 4.1%
Communication Services — 0.1%
Tele2, Cl B	114	1,474
Telia	576	2,387
		3,861
Consumer Discretionary — 0.2%
Evolution Gaming Group	39	7,712
Consumer Staples — 0.5%
Essity, Cl B	231	7,548
ICA Gruppen	38	1,753
Swedish Match *	61	5,009
		14,310
Energy — 0.0%
Lundin Energy	42	1,347
Financials — 0.9%
Industrivarden, Cl A	36	1,383
Industrivarden, Cl C	36	1,301
Investor, Cl A	24	2,043
Investor, Cl B	101	8,587
Kinnevik *	54	2,989
L E Lundbergforetagen, Cl B	14	801
Skandinaviska Enskilda Banken, Cl A	356	4,575
Skandinaviska Enskilda Banken, Cl C	4	51
Svenska Handelsbanken, Cl A	336	3,901
Svenska Handelsbanken, Cl B	8	98
Swedbank, Cl A	206	3,624
		29,353
Industrials — 1.5%
Alfa Laval	72	2,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Assa Abloy, Cl B	266	$7,591
Atlas Copco, Cl A	169	10,253
Atlas Copco, Cl B	94	4,886
Epiroc, Cl A	150	3,255
Epiroc, Cl B	94	1,846
Investment Latour, Cl B	30	919
Nibe Industrier, Cl B	100	3,664
Skanska, Cl B	86	2,335
SKF, Cl B	90	2,327
Volvo, Cl B	392	9,589
		49,104
Information Technology — 0.5%
Hexagon, Cl B	64	6,111
Telefonaktiebolaget LM Ericsson, Cl B	594	8,144
		14,255
Materials — 0.4%
Boliden *	62	2,418
Sandvik	264	6,535
Svenska Cellulosa, Cl B	136	2,389
		11,342
TOTAL SWEDEN		131,284
SWITZERLAND— 3.1%
Consumer Discretionary — 0.4%
Cie Financiere Richemont, Cl A	116	11,910
Financials — 0.8%
UBS Group	848	12,947
Zurich Insurance Group	33	13,557
		26,504
Health Care — 0.9%
Alcon	375	28,165
Industrials — 0.5%
ABB	494	16,059

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
STMicroelectronics	148	$5,549
Materials — 0.3%
Givaudan	2	8,385
TOTAL SWITZERLAND		96,572
UNITED KINGDOM— 8.9%
Communication Services — 0.7%
BT Group, Cl A *	1,994	4,554
Vodafone Group	6,557	12,420
WPP	276	3,728
		20,702
Consumer Discretionary — 0.4%
Compass Group *	398	8,665
Ocado Group *	125	3,629
		12,294
Consumer Staples — 2.0%
Associated British Foods	135	4,314
Coca-Cola European Partners	81	4,602
Diageo	883	39,745
Imperial Brands	346	7,222
Tesco	2,866	8,769
		64,652
Energy — 0.6%
BP	4,375	18,354
Financials — 2.6%
Aviva	870	4,822
Barclays	3,604	8,757
HSBC Holdings *	4,556	28,562
Legal & General Group	1,306	4,926
Lloyds Banking Group	15,676	9,861
London Stock Exchange Group	70	7,172
Natwest Group	1,016	2,766
Prudential	601	12,769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Standard Chartered	586	$4,216
		83,851
Health Care — 0.5%
Smith & Nephew	672	14,612
Industrials — 1.5%
Ashtead Group	119	7,663
CK Hutchison Holdings	720	5,905
CNH Industrial	236	3,514
Experian	243	9,393
Ferguson	56	7,080
RELX	515	13,402
		46,957
Real Estate — 0.1%
Segro ‡	236	3,285
Utilities — 0.5%
National Grid	866	10,918
SSE	232	4,715
		15,633
TOTAL UNITED KINGDOM		280,340
UNITED STATES— 0.9%
Communication Services — 0.2%
Spotify Technology *	28	7,059
Consumer Discretionary — 0.3%
Stellantis *	490	8,154
Information Technology — 0.3%
Atlassian, Cl A *	32	7,602
CyberArk Software *	8	1,124
Globant *	10	2,292
		11,018
Materials — 0.1%
Ardagh Group, Cl A	1	27
James Hardie Industries *	89	2,949
		2,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$29,207
TOTAL COMMON STOCK
(Cost $2,545,887)		3,164,629

PREFERRED STOCK — 0.3%
GERMANY— 0.3%
Consumer Discretionary — 0.0%
Bayerische Motoren Werke (A)	12	985
Consumer Staples — 0.3%
Henkel & KGaA (A)	68	7,823
TOTAL GERMANY		8,808
TOTAL PREFERRED STOCK
(Cost $6,875)		8,808
TOTAL INVESTMENTS — 99.5%
(Cost $2,552,762)		$3,173,437

Percentages are based on Net Assets of $3,189,052.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,091,080	$73,549	$—	$3,164,629
Preferred Stock	8,808	—	—	8,808
Total Investments in Securities	$3,099,888	$73,549	$—	$3,173,437

For the period ended April 30, 2021, there have been no transfers in or out of Level 3
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Guru® Index ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CANADA— 1.2%
Information Technology — 1.2%
Shopify, Cl A *	765	$904,620
CHINA— 2.2%
Consumer Discretionary — 1.1%
JD.com ADR *	10,207	789,613
Information Technology — 1.1%
GDS Holdings ADR *	9,523	790,123
TOTAL CHINA		1,579,736
DENMARK— 1.3%
Health Care — 1.3%
Ascendis Pharma ADR *	6,487	940,420

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 1.3%
Information Technology — 1.3%
Taiwan Semiconductor Manufacturing ADR	8,007	$934,737
UNITED KINGDOM— 2.7%
Communication Services — 1.6%
Liberty Global *	41,995	1,136,385
Consumer Discretionary — 1.1%
Farfetch, Cl A *	16,048	786,191
TOTAL UNITED KINGDOM		1,922,576
UNITED STATES— 91.3%
Communication Services — 7.2%
Charter Communications, Cl A *	1,749	1,177,864
Liberty Broadband, Cl C *	7,216	1,174,188
Netflix *	1,979	1,016,157
T-Mobile US *	8,994	1,188,377
Zillow Group, Cl C *	5,749	748,060
		5,304,646
Consumer Discretionary — 14.1%
Amazon.com *	330	1,144,249
Booking Holdings *	489	1,205,913
eBay	17,492	975,879
Expedia Group *	7,134	1,257,225
Home Depot	3,932	1,272,670
Lithia Motors, Cl A	2,962	1,138,534
Lowe’s	6,159	1,208,704
Tesla *	1,367	969,804
Wayfair, Cl A *	4,021	1,188,487
		10,361,465
Consumer Staples — 6.6%
Albertsons (A)	67,422	1,252,027
Mondelez International, Cl A	19,866	1,208,052
Post Holdings *	11,013	1,253,059
Procter & Gamble	8,494	1,133,269
		4,846,407

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.7%
Cheniere Energy *	15,748	$1,220,785
Texas Pacific Land	963	1,483,164
		2,703,949
Financials — 10.3%
Arch Capital Group *	30,866	1,225,689
Citigroup	16,968	1,208,801
LPL Financial Holdings	8,289	1,298,886
S&P Global	3,219	1,256,666
Wells Fargo	29,822	1,343,481
Willis Towers Watson	4,746	1,228,549
		7,562,072
Health Care — 17.1%
Amicus Therapeutics *	89,873	884,350
Bausch Health *	34,063	1,095,806
Cigna	5,298	1,319,255
Fate Therapeutics *	10,569	923,625
Invitae * (A)	22,793	795,476
Mirati Therapeutics *	5,467	908,725
PerkinElmer	7,554	979,225
QIAGEN *	19,782	952,108
Rocket Pharmaceuticals *	20,737	950,584
Seagen *	6,869	987,488
Tenet Healthcare *	21,724	1,287,364
Turning Point Therapeutics *	8,761	667,851
Viatris, Cl W *	58,896	783,317
		12,535,174
Industrials — 6.3%
Carrier Global	29,520	1,286,482
CoreLogic	12,447	992,026
Otis Worldwide	17,491	1,362,024
Uber Technologies *	17,939	982,519
		4,623,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 20.0%
Appian, Cl A * (A)	5,035	$610,141
Apple	8,339	1,096,245
Dell Technologies, Cl C *	13,866	1,363,444
Elastic *	6,809	821,302
Fiserv *	9,895	1,188,587
Maxim Integrated Products *	11,410	1,072,540
Microsoft	4,468	1,126,740
NortonLifeLock	51,586	1,114,774
PayPal Holdings *	3,671	962,867
Pegasystems	7,698	977,184
SolarWinds *	65,962	1,112,119
Twilio, Cl A *	2,651	975,038
Visa, Cl A	5,259	1,228,292
Zendesk *	7,111	1,039,273
		14,688,546
Materials — 1.7%
Sherwin-Williams	4,581	1,254,598
Real Estate — 1.7%
American Tower, Cl A ‡	4,822	1,228,501
Utilities — 2.6%
PG&E *	93,173	1,054,718
Vistra	49,577	836,364
		1,891,082
TOTAL UNITED STATES		66,999,491
TOTAL COMMON STOCK
(Cost $61,563,058)		73,281,580

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $866,563)	866,563	866,563

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2021 (Unaudited)
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.6%
BNP Paribas
0.000%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $1,209,062 (collateralized by U.S. Treasury Obligations, ranging in par value $29,540 - $173,546, 1.500%, 02/15/2030, with a total market value of $1,233,580) (Cost $1,209,062)	$1,209,062	$1,209,062
TOTAL INVESTMENTS — 102.8%
(Cost $63,638,683)		$75,357,205

Percentages are based on Net Assets of $73,318,056.
ADR — American Depositary Receipt
Cl — Class
S&P — Standard & Poor’s

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $1,971,114.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2021, was $2,075,625.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2021.

The following is a summary of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,281,580	$—	$—	$73,281,580
Short-Term Investment	866,563	—	—	866,563
Repurchase Agreement	—	1,209,062	—	1,209,062
Total Investments in Securities	$74,148,143	$1,209,062	$—	$75,357,205

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF		Global X E-commerce ETF		Global X Emerging Markets Internet & E-commerce ETF
Assets:
Cost of Investments	$417,228,434		$2,570,352,320		$218,240,742		$7,146,935
Cost of Repurchase Agreement	1,489,945		56,205,362		2,290,989		—
Cost of Foreign Currency	—		386,146		—		—
Investments, at Value	$486,747,467	*	$3,209,829,804	*	$241,752,901	*	$7,091,075
Repurchase Agreement, at Value	1,489,945		56,205,362		2,290,989		—
Cash	2,352,380		2,698,184		424,802		13,085
Foreign Currency, at Value	—		386,146		—		2
Receivable for Investment Securities Sold	38,603,859		—		—		—
Dividend and Interest Receivable	51,217		1,742,139		46,529		160
Receivable for Capital Shares Sold	—		17,177,985		—		—
Total Assets	529,244,868		3,288,039,620		244,515,221		7,104,322
Liabilities:
Obligation to Return Securities Lending Collateral	1,627,506		90,683,598		3,932,994		—
Payable for Investment Securities Purchased	39,797,401		17,883,517		—		—
Payable due to Investment Adviser	243,847		1,814,653		97,126		3,847
Unrealized Depreciation on Spot Contracts	348		6,596		—		—
Total Liabilities	41,669,102		110,388,364		4,030,120		3,847
Net Assets	$487,575,766		$3,177,651,256		$240,485,101		$7,100,475
Net Assets Consist of:
Paid-in Capital	$362,456,677		$2,695,487,375		$208,716,973		$7,266,712
Total Distributable Earnings/(Loss)	125,119,089		482,163,881		31,768,128		(166,237)
Net Assets	$487,575,766		$3,177,651,256		$240,485,101		$7,100,475
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,050,000		49,954,628		6,940,002		450,000
Net Asset Value, Offering and Redemption Price Per Share	$69.16		$63.61		$34.65		$15.78
*Includes Market Value of Securities on Loan	$1,132,561		$86,507,954		$3,932,277		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Assets:
Cost of Investments	$852,051,649		$591,749,402		$9,991,956	$33,107,866
Cost of Repurchase Agreement	8,170,388		5,160,716		—	—
Cost of Foreign Currency	6,575,082		—		—	117,428
Investments, at Value	$929,337,700	*	$674,173,368	*	$11,651,505	$37,356,434
Repurchase Agreement, at Value	8,170,388		5,160,716		—	—
Cash	—		420,925		5,646	118,953
Foreign Currency, at Value	6,546,834		—		8,262	117,975
Dividend and Interest Receivable	5,040,213		2,398,717		61,952	128,559
Receivable for Capital Shares Sold	4,238,510		—		—	—
Reclaim Receivable	543,375		8,115		23,288	6,604
Unrealized Appreciation on Spot Contracts	—		—		41	37
Total Assets	953,877,020		682,161,841		11,750,694	37,728,562
Liabilities:
Obligation to Return Securities Lending Collateral	14,026,294		8,859,521		—	—
Cash Overdraft	7,475,304		—		—	—
Payable for Investment Securities Purchased	3,994,267		—		—	239,852
Payable due to Investment Adviser	431,647		244,206		5,179	19,242
Unrealized Depreciation on Spot Contracts	911		—		—	—
Total Liabilities	25,928,423		9,103,727		5,179	259,094
Net Assets	$927,948,597		$673,058,114		$11,745,515	$37,469,468
Net Assets Consist of:
Paid-in Capital	$1,394,000,839		$785,000,875		$12,331,518	$41,461,861
Total Distributable Loss	(466,052,242)		(111,942,761)		(586,003)	(3,992,393)
Net Assets	$927,948,597		$673,058,114		$11,745,515	$37,469,468
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	65,680,000		34,150,000		740,000	3,130,000
Net Asset Value, Offering and Redemption Price Per Share	$14.13		$19.71		$15.87	$11.97
*Includes Market Value of Securities on Loan	$12,448,370		$8,640,452		$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X SuperDividend® REIT ETF		Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Assets:
Cost of Investments	$448,783,146		$1,835,240,348	$178,666,284	$114,230,264
Cost of Repurchase Agreement	9,583,417		—	—	—
Investments, at Value	$506,928,788	*	$2,633,464,372	$221,155,850	$127,356,953
Repurchase Agreement, at Value	9,583,417		—	—	—
Cash	922,800		3,982,123	459,649	154,241
Foreign Currency, at Value	1,242		—	—	—
Receivable for Capital Shares Sold	3,507,616		22,537,284	—	1,488,244
Dividend and Interest Receivable	1,352,977		363,900	149,093	—
Reclaim Receivable	4,424		—	2,065	—
Unrealized Appreciation on Spot Contracts	2		—	—	—
Receivable for Investment Securities Sold	—		251,251	—	36,919
Total Assets	522,301,266		2,660,598,930	221,766,657	129,036,357
Liabilities:
Obligation to Return Securities Lending Collateral	16,719,149		—	—	—
Payable for Investment Securities Purchased	3,517,128		22,924,838	—	1,522,842
Payable due to Investment Adviser	227,682		1,185,168	99,873	43,379
Options written at value (Premiums received $–, $57,311,871, $3,281,100 and $3,436,819 respectively)	—		30,963,195	2,951,520	2,953,665
Total Liabilities	20,463,959		55,073,201	3,051,393	4,519,886
Net Assets	$501,837,307		$2,605,525,729	$218,715,264	$124,516,471
Net Assets Consist of:
Paid-in Capital	$670,939,295		$2,533,955,553	$237,711,579	$117,572,892
Total Distributable Earnings/(Loss)	(169,101,988)		71,570,176	(18,996,315)	6,943,579
Net Assets	$501,837,307		$2,605,525,729	$218,715,264	$124,516,471
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,080,000		115,610,000	4,580,000	5,020,000
Net Asset Value, Offering and Redemption Price Per Share	$10.02		$22.54	$47.75	$24.80
*Includes Market Value of Securities on Loan	$15,966,518		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF
Assets:
Cost of Investments	$9,782,015	$2,919,159	$202,876,205		$131,562,240
Cost of Repurchase Agreement	—	—	312,842		1,381,641
Cost of Foreign Currency	—	—	—		54,638
Investments, at Value	$10,820,957	$3,259,908	$211,359,877	*	$124,871,108	*
Repurchase Agreement, at Value	—	—	312,842		1,381,641
Cash	14,248	14,200	1,270,322		36,964
Foreign Currency, at Value	—	—	—		54,753
Dividend and Interest Receivable	1,515	2,195	694,753		272,895
Unrealized Appreciation on Spot Contracts	—	—	—		4
Receivable for Capital Shares Sold	—	—	356,578		1,576,611
Receivable for Investment Securities Sold	—	—	—		80
Reclaim Receivable	—	12	—		51,197
Total Assets	10,836,720	3,276,315	213,994,372		128,245,253
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	543,400		2,371,895
Options written at value (Premiums received $123,637, $24,789, $– and $– respectively)	68,970	22,269	—		—
Payable due to Investment Adviser	5,305	1,518	99,749		63,273
Payable for Investment Securities Purchased	—	—	2,376,659		1,573,227
Total Liabilities	74,275	23,787	3,019,808		4,008,395
Net Assets	$10,762,445	$3,252,528	$210,974,564		$124,236,858
Net Assets Consist of:
Paid-in Capital	$9,950,117	$2,701,317	$264,363,602		$124,893,079
Total Distributable Earnings/(Loss)	812,328	551,211	(53,389,038)		(656,221)
Net Assets	$10,762,445	$3,252,528	$210,974,564		$124,236,858
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	350,000	110,000	17,750,000		7,880,000
Net Asset Value, Offering and Redemption Price Per Share	$30.75	$29.57	$11.89		$15.77
*Includes Market Value of Securities on Loan	$—	$—	$507,034		$2,223,515

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Assets:
Cost of Investments	$377,662,063	$2,552,762	$62,429,621
Cost of Repurchase Agreement	—	—	1,209,062
Cost of Foreign Currency	—	1,460	—
Investments, at Value	$536,505,511	$3,173,437	$74,148,143	*
Repurchase Agreement, at Value	—	—	1,209,062
Cash	1,099,342	4,827	47,628
Foreign Currency, at Value	—	1,457	—
Dividend and Interest Receivable	313,955	11,534	31,239
Reclaim Receivable	2,698	552	—
Receivable for Capital Shares Sold	—	—	476,091
Total Assets	537,921,506	3,191,807	75,912,163
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	2,075,625
Payable due to Investment Adviser	125,680	918	44,188
Payable for Investment Securities Purchased	—	1,830	474,294
Unrealized Depreciation on Spot Contracts	—	7	—
Total Liabilities	125,680	2,755	2,594,107
Net Assets	$537,795,826	$3,189,052	$73,318,056
Net Assets Consist of:
Paid-in Capital	$373,001,471	$2,505,028	$69,845,427
Total Distributable Earnings	164,794,355	684,024	3,472,629
Net Assets	$537,795,826	$3,189,052	$73,318,056
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	10,330,000	100,000	1,540,000
Net Asset Value, Offering and Redemption Price Per Share	$52.06	$31.89	$47.61
*Includes Market Value of Securities on Loan	$—	$—	$1,971,114

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E-commerce ETF	Global X Emerging Markets Internet & E-commerce ETF(1)
Investment Income:
Dividend Income	$250,098	$7,289,191	$540,954	$4,114
Interest Income	41	222	—	—
Security Lending Income	11,072	3,975,144	3,709	—
Less: Foreign Taxes Withheld	(16,747)	(573,913)	(2,150)	(242)
Total Investment Income	244,464	10,690,644	542,513	3,872
Supervision and Administration Fees(2)	1,131,528	8,660,638	431,993	17,904
Custodian Fees(3)	1,221	11,021	392	32
Total Expenses	1,132,749	8,671,659	432,385	17,936
Net Investment Income (Loss)	(888,285)	2,018,985	110,128	(14,064)
Net Realized Gain (Loss) on:
Investments(4)	88,325,581	21,159,758	8,587,036	(96,495)
Foreign Currency Transactions	110,703	(608,381)	1,299	188
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	88,436,284	20,551,377	8,588,335	(96,307)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,845,744)	456,884,564	20,726,049	(55,860)
Foreign Currency Translations	(339)	15,292	—	(6)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,846,083)	456,899,856	20,726,049	(55,866)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	84,590,201	477,451,233	29,314,384	(152,173)
Net Increase (Decrease) in Net Assets Resulting from Operations	$83,701,916	$479,470,218	$29,424,512	$(166,237)

(1)	The Fund commenced operations on November 9, 2020.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Investment Income:
Dividend Income	$21,730,857	$10,615,732	$278,548	$679,689
Interest Income	—	14	—	25
Security Lending Income	1,058,730	1,421,990	—	—
Less: Foreign Taxes Withheld	(890,284)	—	(23,862)	(76,966)
Total Investment Income	21,899,303	12,037,736	254,686	602,748
Supervision and Administration Fees(1)	2,300,829	1,225,109	26,966	91,800
Custodian Fees(2)	60,641	4,828	173	564
Total Expenses	2,361,470	1,229,937	27,139	92,364
Net Investment Income	19,537,833	10,807,799	227,547	510,384
Net Realized Gain (Loss) on:
Investments(3)	76,954,559	46,570,117	352,692	91,867
Foreign Currency Transactions	(168,640)	—	(8,945)	(14,477)
Net Realized Gain on Investments and Foreign Currency Transactions	76,785,919	46,570,117	343,747	77,390
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	144,096,149	100,386,005	2,549,170	5,530,066
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	(26,703)
Foreign Currency Translations	29,616	—	211	1,537
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	144,125,765	100,386,005	2,549,381	5,504,900
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	220,911,684	146,956,122	2,893,128	5,582,290
Net Increase in Net Assets Resulting from Operations	$240,449,517	$157,763,921	$3,120,675	$6,092,674

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X SuperDividend® REIT ETF	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Investment Income:
Dividend Income	$10,513,854	$7,323,755	$1,141,786	$298,548
Interest Income	8	—	9	—
Security Lending Income	1,336,006	—	—	—
Less: Foreign Taxes Withheld	—	(7,921)	(59)	—
Total Investment Income	11,849,868	7,315,834	1,141,736	298,548
Supervision and Administration Fees(1)	1,163,296	5,473,714	433,400	156,526
Custodian Fees(2)	12,360	44,422	2,283	734
Broker Fees	—	72	16	—
Total Expenses	1,175,656	5,518,208	435,699	157,260
Waiver of Supervision and Administration Fees	–	(40)	(16)	(26,087)
Net Expenses	1,175,656	5,518,168	435,683	131,173
Net Investment Income	10,674,212	1,797,666	706,053	167,375
Net Realized Gain (Loss) on:
Investments(3)	(21,458,288)	16,443,655	1,362,560	71,274
Written Options	—	(153,482,097)	(12,634,505)	(945,129)
Foreign Currency Transactions	(98,631)	—	—	—
Net Realized Loss on Investments and Foreign Currency Transactions	(21,556,919)	(137,038,442)	(11,271,945)	(873,855)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	132,724,158	379,109,706	33,721,861	12,466,513
Written Options	—	(17,045,261)	(1,268,428)	(56,931)
Foreign Currency Translations	(922)	—	—	—
Net Change in Unrealized Appreciation on Investments, Written Options and Foreign Currency Translations	132,723,236	362,064,445	32,453,433	12,409,582
Net Realized and Unrealized Gain on Investments, Written Options and Foreign Currency Transactions and Translations	111,166,317	225,026,003	21,181,488	11,535,727
Net Increase in Net Assets Resulting from Operations	$121,840,529	$226,823,669	$21,887,541	$11,703,102

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF~
Investment Income:
Dividend Income	$25,943	$27,364	$5,610,131	$1,328,890
Interest Income	—	—	21	101
Security Lending Income	—	—	9,148	6,171
Less: Foreign Taxes Withheld	(35)	—	—	(140,770)
Total Investment Income	25,908	27,364	5,619,300	1,194,392
Supervision and Administration Fees(1)	20,269	9,863	573,015	317,099
Custodian Fees(2)	28	88	840	1,204
Broker Fees	—	11	—	—
Total Expenses	20,297	9,962	573,855	318,303
Net Investment Income	5,611	17,402	5,045,445	876,089
Net Realized Gain (Loss) on:
Investments(3)	296,046	432,319	5,094,535	7,330,559
Written Options	(296,724)	(109,537)	—	—
Foreign Currency Transactions	—	—	—	(8,750)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(678)	322,782	5,094,535	7,321,809
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,150,528	401,776	8,430,496	(9,686,727)
Written Options	(25,972)	(40,606)	—	—
Foreign Currency Translations	—	—	—	2,830
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	1,124,556	361,170	8,430,496	(9,683,897)
Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions and Translations	1,123,878	683,952	13,525,031	(2,362,088)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,129,489	$701,354	$18,570,476	$(1,485,999)

~	Formerly Global X YieldCo & Renewable Energy Income ETF (see Note 1).
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2021 (Unaudited)

	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$3,567,033	$41,667	$1,318,038
Interest Income	32	—	4
Security Lending Income	—	—	2,453
Less: Foreign Taxes Withheld	—	(4,748)	(744)
Total Investment Income	3,567,065	36,919	1,319,751
Supervision and Administration Fees(1)	675,086	5,266	254,825
Custodian Fees(2)	207	1	433
Total Expenses	675,293	5,267	255,258
Net Investment Income	2,891,772	31,652	1,064,493
Net Realized Gain on:
Investments(3)	6,368,946	41,357	8,995,652
Foreign Currency Transactions	—	69	—
Net Realized Gain on Investments and Foreign Currency Transactions	6,368,946	41,426	8,995,652
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	109,284,413	643,996	6,901,517
Foreign Currency Translations	—	(9)	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	109,284,413	643,987	6,901,517
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	115,653,359	685,413	15,897,169
Net Increase in Net Assets Resulting from Operations	$118,545,131	$717,065	$16,961,662

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(888,285)	$(419,184)	$2,018,985	$7,436,786
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	88,436,284	2,388,309	20,551,377	(70,959,626)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,846,083)	72,141,710	456,899,856	380,703,549
Net Increase in Net Assets Resulting from Operations	83,701,916	74,110,835	479,470,218	317,180,709
Distributions	—	—	(2,827,506)	(7,964,116)
Capital Share Transactions:
Issued	310,857,095	42,396,781	1,894,571,182	192,232,822
Redeemed	(132,982,602)	(11,797,388)	(62,456,493)	(87,679,225)
Increase in Net Assets from Capital Share Transactions	177,874,493	30,599,393	1,832,114,689	104,553,597
Total Increase in Net Assets	261,576,409	104,710,228	2,308,757,401	413,770,190
Net Assets:
Beginning of Year/Period	225,999,357	121,289,129	868,893,855	455,123,665
End of Year/Period	$487,575,766	$225,999,357	$3,177,651,256	$868,893,855
Share Transactions:
Issued	4,450,000	900,000	30,730,000	5,500,000
Redeemed	(1,750,000)	(350,000)	(1,050,000)	(3,400,000)
Net Increase in Shares Outstanding from Share Transactions	2,700,000	550,000	29,680,000	2,100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X E-commerce ETF		Global X Emerging Markets Internet & E-commerce ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021(1)
Operations:
Net Investment Income (Loss)	$110,128	$236,091	$(14,064)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	8,588,335	5,004,215	(96,307)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	20,726,049	2,848,383	(55,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,424,512	8,088,689	(166,237)
Distributions	(1,105,636)	(11,908)	—
Capital Share Transactions:
Issued	139,579,473	92,365,190	7,266,712
Redeemed	(18,496,116)	(12,875,911)	—
Increase in Net Assets from Capital Share Transactions	121,083,357	79,489,279	7,266,712
Total Increase in Net Assets	149,402,233	87,566,060	7,100,475
Net Assets:
Beginning of Year/Period	91,082,868	3,516,808	—
End of Year/Period	$240,485,101	$91,082,868	$7,100,475
Share Transactions:
Issued	4,090,000	3,700,000	450,000
Redeemed	(550,000)	(500,000)	—
Net Increase in Shares Outstanding from Share Transactions	3,540,000	3,200,000	450,000

(1)	The Fund commenced operations on November 9, 2020
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$19,537,833	$47,853,557	$10,807,799	$16,034,317
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	76,785,919	(332,000,940)	46,570,117	(164,403,700)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	144,125,765	(31,232,599)	100,386,005	(30,409,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	240,449,517	(315,379,982)	157,763,921	(178,778,915)
Distributions	(28,324,450)	(57,676,007)	(17,365,295)	(28,896,892)
Return of Capital	—	(6,836,903)	—	(9,790,983)
Capital Share Transactions:
Issued	94,224,174	103,937,093	125,361,484	126,598,315
Redeemed	(5,271,538)	(29,283,816)	(4,811,564)	(41,906,406)
Increase in Net Assets from Capital Share Transactions	88,952,636	74,653,277	120,549,920	84,691,909
Total Increase (Decrease) in Net Assets	301,077,703	(305,239,615)	260,948,546	(132,774,881)
Net Assets:
Beginning of Year/Period	626,870,894	932,110,509	412,109,568	544,884,449
End of Year/Period	$927,948,597	$626,870,894	$673,058,114	$412,109,568
Share Transactions:
Issued	6,980,000	7,900,000	6,950,000	6,850,000
Redeemed	(400,000)	(2,850,000)	(300,000)	(2,700,000)
Net Increase in Shares Outstanding from Share Transactions	6,580,000	5,050,000	6,650,000	4,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X MSCI SuperDividend® Emerging Markets ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$227,547	$420,436	$510,384	$937,936
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	343,747	(2,850,672)	77,390	(4,240,074)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,549,381	(1,397,681)	5,504,900	(1,273,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,120,675	(3,827,917)	6,092,674	(4,575,900)
Distributions	(217,100)	(454,057)	(822,350)	(1,074,084)
Return of Capital	—	(119,148)	—	(222,316)
Capital Share Transactions:
Issued	1,405,824	1,244,166	12,191,919	8,390,747
Redeemed	—	(7,934,045)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,405,824	(6,689,879)	12,191,919	8,390,747
Total Increase (Decrease) in Net Assets	4,309,399	(11,091,001)	17,462,243	2,518,447
Net Assets:
Beginning of Year/Period	7,436,116	18,527,117	20,007,225	17,488,778
End of Year/Period	$11,745,515	$7,436,116	$37,469,468	$20,007,225
Share Transactions:
Issued	90,000	100,000	1,030,000	750,000
Redeemed	—	(600,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	90,000	(500,000)	1,030,000	750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X NASDAQ 100® Covered Call ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$10,674,212	$20,875,910	$1,797,666	$2,834,579
Net Realized Loss on Investments, Written Options and Foreign Currency Transactions(1)	(21,556,919)	(189,607,476)	(137,038,442)	(362,054,221)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	132,723,236	(86,948,832)	362,064,445	350,742,699
Net Increase (Decrease) in Net Assets Resulting from Operations	121,840,529	(255,680,398)	226,823,669	(8,476,943)
Distributions	(13,988,750)	(30,276,922)	(114,189,480)	(2,834,579)
Return of Capital	—	(2,127,168)	—	(117,268,361)
Capital Share Transactions:
Issued	85,055,668	353,909,646	1,185,504,954	751,004,959
Redeemed	(2,695,315)	(118,989,550)	(18,255,741)	(64,819,105)
Increase in Net Assets from Capital Share Transactions	82,360,353	234,920,096	1,167,249,213	686,185,854
Total Increase (Decrease) in Net Assets	190,212,132	(53,164,392)	1,279,883,402	557,605,971
Net Assets:
Beginning of Year/Period	311,625,175	364,789,567	1,325,642,327	768,036,356
End of Year/Period	$501,837,307	$311,625,175	$2,605,525,729	$1,325,642,327
Share Transactions:
Issued	9,180,000	27,700,000	52,220,000	34,200,000
Redeemed	(300,000)	(10,300,000)	(810,000)	(3,250,000)
Net Increase in Shares Outstanding from Share Transactions	8,880,000	17,400,000	51,410,000	30,950,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X Russell 2000 Covered Call ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$706,053	$1,494,418	$167,375	$82,683
Net Realized Loss on Investments and Written Options (1)	(11,271,945)	(8,346,049)	(873,855)	(2,140,737)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	32,453,433	(7,125,377)	12,409,582	1,139,858
Net Increase (Decrease) in Net Assets Resulting from Operations	21,887,541	(13,977,008)	11,703,102	(918,196)
Distributions	(7,795,071)	(1,539,799)	(3,391,530)	(157,338)
Return of Capital	—	(7,321,411)	—	(1,449,526)
Capital Share Transactions:
Issued	107,648,619	59,320,432	94,730,145	16,222,704
Redeemed	(7,017,545)	(65,843,588)	—	(1,056,273)
Increase (Decrease) in Net Assets from Capital Share Transactions	100,631,074	(6,523,156)	94,730,145	15,166,431
Total Increase (Decrease) in Net Assets	114,723,544	(29,361,374)	103,041,717	12,641,371
Net Assets:
Beginning of Year/Period	103,991,720	133,353,094	21,474,754	8,833,383
End of Year/Period	$218,715,264	$103,991,720	$124,516,471	$21,474,754
Share Transactions:
Issued	2,280,000	1,250,000	3,970,000	750,000
Redeemed	(150,000)	(1,500,000)	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,130,000	(250,000)	3,970,000	700,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq 100® Covered Call & Growth ETF		Global X S&P 500® Covered Call & Growth ETF
	Period Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020(1)	Period Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020(1)
Operations:
Net Investment Income (Loss)	$5,611	$(468)	$17,402	$2,911
Net Realized Gain (Loss) on Investments and Written Options(2)	(678)	(83,188)	322,782	(52,329)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	1,124,556	(30,947)	361,170	(17,901)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,129,489	(114,603)	701,354	(67,319)
Distributions	(203,026)	—	(79,893)	(2,931)
Return of Capital	—	(20,955)	—	(16,682)
Capital Share Transactions:
Issued	6,070,090	6,703,114	3,024,772	3,790,823
Redeemed	(2,801,664)	—	(4,097,596)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	3,268,426	6,703,114	(1,072,824)	3,790,823
Total Increase (Decrease) in Net Assets	4,194,889	6,567,556	(451,363)	3,703,891
Net Assets:
Beginning of Year/Period	6,567,556	—	3,703,891	—
End of Year/Period	$10,762,445	$6,567,556	$3,252,528	$3,703,891
Share Transactions:
Issued	200,000	249,999	110,000	149,999
Redeemed	(100,000)	—	(150,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	249,999	(40,000)	149,999

(1)	The Fund commenced operations on September 18, 2020
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF~
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$5,045,445	$10,122,981	$876,089	$1,290,726
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	5,094,535	(9,284,388)	7,321,809	1,497,337
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	8,430,496	(2,761,284)	(9,683,897)	(96,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,570,476	(1,922,691)	(1,485,999)	2,691,381
Distributions	(5,740,400)	(10,818,268)	(1,038,633)	(1,352,385)
Return of Capital	—	(549,532)	—	—
Capital Share Transactions:
Issued	18,519,762	24,650,476	112,171,343	43,544,055
Redeemed	(4,390,618)	(28,436,633)	(51,601,863)	(4,895,974)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,129,144	(3,786,157)	60,569,480	38,648,081
Total Increase (Decrease) in Net Assets	26,959,220	(17,076,648)	58,044,848	39,987,077
Net Assets:
Beginning of Year/Period	184,015,344	201,091,992	66,192,010	26,204,933
End of Year/Period	$210,974,564	$184,015,344	$124,236,858	$66,192,010
Share Transactions:
Issued	1,570,000	2,200,000	6,390,000	2,900,000
Redeemed	(370,000)	(2,800,000)	(2,960,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,200,000	(600,000)	3,430,000	2,550,000
~	Formerly Global X YieldCo & Renewable Energy Income ETF (see Note 1).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF		Global X S&P Catholic Values Developed ex-U.S. ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020(1)
Operations:
Net Investment Income	$2,891,772	$4,980,263	$31,652	$18,647
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	6,368,946	16,852,821	41,426	(2,816)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	109,284,413	13,850,451	643,987	(23,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,545,131	35,683,535	717,065	(7,419)
Distributions	(3,237,872)	(4,642,650)	(25,622)	—
Capital Share Transactions:
Issued	57,665,218	118,264,481	—	2,505,028
Redeemed	(14,229,380)	(45,763,409)	—	—
Increase in Net Assets from Capital Share Transactions	43,435,838	72,501,072	—	2,505,028
Total Increase in Net Assets	158,743,097	103,541,957	691,443	2,497,609
Net Assets:
Beginning of Year/Period	379,052,729	275,510,772	2,497,609	—
End of Year/Period	$537,795,826	$379,052,729	$3,189,052	$2,497,609
Share Transactions:
Issued	1,230,000	3,150,000	—	99,999
Redeemed	(300,000)	(1,150,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	930,000	2,000,000	—	99,999

(1)	The Fund commenced operations on June 22, 2020
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Guru® Index ETF
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,064,493	$532,416
Net Realized Gain on Investments (1)	8,995,652	5,774,378
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,901,517	(1,127,648)
Net Increase in Net Assets Resulting from Operations	16,961,662	5,179,146
Distributions	(1,352,859)	(538,248)
Return of Capital	—	(28,732)
Capital Share Transactions:
Issued	4,089,851	—
Redeemed	(2,342,097)	(4,784,665)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,747,754	(4,784,665)
Total Increase (Decrease) in Net Assets	17,356,557	(172,499)
Net Assets:
Beginning of Year/Period	55,961,499	56,133,998
End of Year/Period	$73,318,056	$55,961,499
Share Transactions:
Issued	90,000	—
Redeemed	(50,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	40,000	(150,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Social Media ETF
2021(Unaudited)	51.95	(0.17)	17.38	17.21	—	—
2020	31.92	(0.11)	20.14	20.03	—	—
2019	29.10	(0.10)	2.92	2.82	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—
2017	23.53	0.10	9.08	9.18	(0.04)	—
2016	19.29	0.02	4.22	4.24		—
Global X Lithium & Battery Tech ETF
2021(Unaudited)	42.86	0.05	20.79	20.84	(0.09)	—
2020	25.04	0.40	17.86	18.26	(0.44)	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—
2018	39.14	0.33	(7.89)	(7.56)	(1.26)	—
2017	24.02	0.33	15.31	15.64	(0.52)	—
2016	20.62	0.27	3.18	3.45	(0.05)	—
Global X E-commerce ETF
2021(Unaudited)	26.79	0.02	8.10	8.12	(0.13)	(0.13)
2020	17.58	0.19	9.05	9.24	(0.03)	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—
Global X Emerging Markets Internet & E-commerce ETF
2021(2)(Unaudited)	14.79	(0.04)	1.03	0.99	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	69.16	33.13	487,576	0.65	†	(0.51	)†	23.46
—	51.95	62.75	225,999	0.65		(0.28)		19.23
—	31.92	9.69	121,289	0.65		(0.33)		16.92
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)		21.36
(0.04)	32.67	39.09	164,998	0.65		0.35		41.40
***	23.53	21.99	134,111	0.65		0.12		39.89

(0.09)	63.61	48.63	3,177,651	0.75	†	0.17	†	4.01
(0.44)	42.86	73.82	868,894	0.75		1.30		65.14
(0.90)	25.04	(14.61)	455,124	0.75		1.75		35.28
(1.26)	30.32	(20.01)	739,153	0.75		0.96		16.48
(0.52)	39.14	66.46	950,071	0.75		1.02		68.13
(0.05)	24.02	16.76	112,304	0.76		1.21		44.90

(0.26)	34.65	29.94	240,485	0.50	†	0.13	†	5.69
(0.03)	26.79	52.67	91,083	0.50		0.75		42.01
—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

—	15.78	6.69	7,100	0.67	†	(0.52	)†	12.45

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	The Fund commenced operations on November 9, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperDividend® ETF
2021(Unaudited)	10.61	0.32		3.67	3.99	(0.47)	—	—
2020	17.25	0.86		(6.34)	(5.48)	(1.04)	—	(0.12)
2019	19.06	1.24		(1.47)	(0.23)	(1.38)	—	(0.20)
2018	21.51	1.35		(2.26)	(0.91)	(1.43)	—	(0.11)
2017	20.43	1.08		1.45	2.53	(1.22)	—	(0.23)
2016	20.65	1.15		0.08	1.23	(1.30)	—	(0.15)
Global X SuperDividend® U.S. ETF
2021(Unaudited)	14.99	0.35		4.95	5.30	(0.58)	—	—
2020	23.34	0.62		(7.45)	(6.83)	(1.14)	—	(0.38)
2019	24.53	1.12		(0.56)	0.56	(1.49)	—	(0.26)
2018	25.18	1.07		(0.17)	0.90	(1.35)	—	(0.20)
2017	24.00	0.79		1.94	2.73	(0.96)	—	(0.59)
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—	(0.68)
Global X MSCI SuperDividend® EAFE ETF
2021(Unaudited)	11.44	0.34		4.42	4.76	(0.33)	—	—
2020	16.11	0.56		(4.53)	(3.97)	(0.55)	—	(0.15)
2019	15.96	0.82		0.36	1.18	(1.03)	—	—
2018	18.13	1.12		(2.04)	(0.92)	(1.10)	(0.15)	—
2017(1)	14.87	0.81		3.04	3.85	(0.59)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.47)	14.13	38.13	927,949	0.59	†	4.92	†	61.77
(1.16)	10.61	(32.80)	626,871	0.59		6.62		124.55
(1.58)	17.25	(1.02)	932,111	0.59		7.03		56.85
(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
(1.45)	20.43	6.23	801,816	0.58		5.67		39.06

(0.58)	19.71	35.98	673,058	0.45	†	3.97	†	63.62
(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44
(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(1.55)	25.18	11.64	425,579	0.45		3.15		53.01
(1.75)	24.00	2.13	338,397	0.45		3.77	#	53.45

(0.33)	15.87	41.92	11,746	0.55	†	4.64	†	30.61
(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2021(Unaudited)	9.53	0.21	2.57	2.78	(0.34)	—
2020	12.95	0.55	(3.17)	(2.62)	(0.66)	(0.14)
2019	12.91	0.87	0.05	0.92	(0.88)	—
2018	15.94	0.90	(3.02)	(2.12)	(0.91)	—
2017	14.96	0.83	0.91	1.74	(0.76)	—
2016	13.73	0.59	1.41	2.00	(0.77)	—
Global X SuperDividend® REIT ETF
2021(Unaudited)	7.56	0.24	3.14	3.38	(0.92)	—
2020	15.33	0.56	(7.41)	(6.85)	(0.86)	(0.06)
2019	14.62	0.99	0.91	1.90	(1.19)	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—
2017	14.60	0.86	0.96	1.82	(1.13)	—
2016	13.18	0.91	1.72	2.63	(1.21)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.34)	11.97	29.46	37,469	0.65	†	3.61	†	28.37
(0.80)	9.53	(21.01)	20,007	0.67		5.04		93.04
(0.88)	12.95	7.14	17,489	0.66		6.51		66.65
(0.91)	12.91	(14.10)	12,260	0.67		5.89		79.52
(0.76)	15.94	11.95	12,748	0.66		5.25		122.32
(0.77)	14.96	15.58	3,740	0.65		4.49		64.83

(0.92)	10.02	37.42	501,837	0.59	†	5.32	†	62.37
(0.92)	7.56	(45.94)	311,625	0.58		5.74		106.23
(1.19)	15.33	13.68	364,790	0.59		6.71		34.16
(1.31)	14.62	4.30	118,408	0.59		6.15		41.61
(1.13)	15.29	13.00	51,986	0.58		5.74		54.96
(1.21)	14.60	21.01	34,302	0.56		6.23		16.87

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X NASDAQ 100® Covered Call ETF(6)
2021(Unaudited)	20.65	0.02	3.24	3.26	(1.37)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
2019	23.45	0.06	1.95	2.01	(1.83)	—	(0.53)
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)	(1.65)
2017	22.06	0.12	3.93	4.05	(1.81)	—	—
2016	23.51	0.15	0.53	0.68	(1.06)	—	(1.07)
Global X S&P 500® Covered Call ETF(6)
2021(Unaudited)	42.45	0.23	7.54	7.77	(2.47)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)	(0.37)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)	(2.60)
2017(4)	47.62	0.34	2.67	3.01	(0.53)	—	—
2017(5)	43.11	0.66	5.39	6.05	(1.54)	—	—
2016(5)	45.39	0.70	(0.90)	(0.20)	(1.50)	—	(0.58)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.37)	22.54	15.93	2,605,526	0.60	†	0.20	†	15.19
(2.45)	20.65	0.21	1,325,642	0.67	(1)	0.27		27.87
(2.36)	23.10	9.39	768,036	0.85	(1)	0.26		11.82
(2.63)	23.45	7.44	395,202	0.68	(2)	0.30		15.00
(1.81)	24.30	19.04	157,980	0.60		0.53		4.00
(2.13)	22.06	3.32	52,952	0.60		0.69		9.00

(2.47)	47.75	18.57	218,715	0.60	†	0.98	†	2.95
(3.33)	42.45	(7.42)	103,992	0.71	(3)	1.22		7.29
(3.03)	49.39	8.40	133,353	0.87	(3)	1.16		3.92
(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
(1.54)	47.62	14.29	64,413	0.65		1.46		21.00
(2.08)	43.11	(0.29)	60,459	0.65		1.61		7.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60 and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.

(2)	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
(3)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.

(4)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(5)	For the year or period ended April 30.
(6)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 Covered Call ETF
2021(Unaudited)	20.45	0.08	5.68	5.76	(1.41)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)
2019(3)	25.00	0.09	1.37	1.46	(1.22)	—	—
Global X Nasdaq 100® Covered Call & Growth ETF
2021(Unaudited)	26.27	0.02	5.36	5.38	(0.90)	—	—
2020(4)	26.30	—	0.11	0.11		—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2021(Unaudited)	24.69	0.15	5.46	5.61	(0.73)	—	—
2020(4)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.41)	24.80	28.78	124,516	0.50	†(2)	0.64	†	6.69
(2.40)	20.45	(9.18)	21,475	0.56	(1)(2)	0.68		11.16
(1.22)	25.24	5.99	8,833	0.82	†(1)(2)	0.68	†	5.82

(0.90)	30.75	20.63	10,762	0.60	†	0.17	†	8.03
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(0.73)	29.57	22.94	3,253	0.61	†	1.06	†	2.59
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and period ended October 31, 2019, respectively.

(2)
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60%, 0.68% and 0.97% for the period ended April 30, 2021, year ended October 31, 2020 and period ended October 31, 2019, respectively.

(3)	The Fund commenced operations on April 17, 2019.
(4)	The Fund commenced operations on September 18, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X SuperIncome™ Preferred ETF
2021(Unaudited)	11.12	0.30		0.81	1.11	(0.34)	—
2020	11.73	0.60		(0.53)	0.07	(0.65)	(0.03)
2019	11.49	0.66		0.32	0.98	(0.73)	(0.01)
2018	12.44	0.78		(0.88)	(0.10)	(0.85)	—
2017	13.16	0.82		(0.65)	0.17	(0.85)	(0.04)
2016	13.49	0.91		(0.33)	0.58	(0.91)	—
Global X Renewable Energy Producers ETF~
2021(Unaudited)	14.87	0.15		0.95	1.10	(0.20)	—
2020	13.79	0.41		1.13	1.54	(0.46)	—
2019	11.52	0.13		2.61	2.74	(0.47)	—
2018	12.53	0.37		(0.80)	(0.43)	(0.50)	(0.08)
2017	11.16	0.28		1.59	1.87	(0.50)	—
2016	11.06	0.41	#	0.35	0.76	(0.48)	(0.18)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.34)	11.89	10.07	210,975	0.58	†	5.10	†	43.38
(0.68)	11.12	0.81	184,015	0.58		5.47		67.65
(0.74)	11.73	8.87	201,092	0.58		5.72		55.98
(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48
(0.89)	12.44	1.31	236,331	0.58		6.39		45.12
(0.91)	13.16	4.44	232,206	0.58		6.81		47.62

(0.20)	15.77	7.50	124,237	0.65	†	1.79	†	60.10
(0.46)	14.87	11.39	66,192	0.65		2.89		29.27
(0.47)	13.79	24.34	26,205	0.65		1.01		87.06
(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50
(0.50)	12.53	17.30	20,046	0.65		2.37		25.99
(0.66)	11.16	7.25	6,695	0.66		3.78	#	40.25

~	Formerly Global X YieldCo & Renewable Energy Income ETF (see Note 1).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X S&P 500® Catholic Values ETF
2021(Unaudited)	40.32	0.29	11.78	12.07	(0.33)	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)
2017	25.74	0.48	5.74	6.22	(0.13)	***
2016(1)	25.14	0.24	0.36	0.60	—	—
Global X S&P Catholic Values Developed ex-U.S. ETF
2021(Unaudited)	24.98	0.32	6.59	6.91	—	—
2020(2)	25.05	0.19	(0.26)	(0.07)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.33)	52.06	30.04	537,796	0.29	†	1.24	†	2.48
(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33
(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09
—	25.74	2.39	39,899	0.29	@†	1.75	†	2.80

—	31.89	28.74	3,189	0.35	†	2.10	†	9.62
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.39% for the Global X S&P 500® Catholic Values ETF.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations April 18, 2016.
(2)	The Fund commenced operations on June 22, 2020

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Guru® Index ETF
2021(Unaudited)	37.31	0.70	10.50	11.20	(0.90)	—
2020	34.02	0.33	3.32	3.65	(0.34)	(0.02)
2019	30.09	0.12	4.02	4.14	(0.17)	(0.04)
2018	28.70	0.11	1.44	1.55	(0.16)	—
2017	23.14	0.14	5.47	5.61	(0.05)	—
2016	23.96	0.12#	(0.83)	(0.71)	(0.09)	(0.02)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.90)	47.61	30.23	73,318	0.75	†	3.13	†	67.59
(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
(0.05)	28.70	24.30	55,956	0.75		0.54		94.71
(0.11)	23.14	(2.97)	59,013	0.75		0.52	#	102.07

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
April 30, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2021, the Trust had eighty-eight portfolios, eighty-one of which were operational. The financial statements herein and the related notes pertain to the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X SuperIncome™ Preferred ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, and Global X Guru® Index ETF (each a “Fund”, collectively, the “Funds”).
Effective on February 1, 2021, the Global X YieldCo & Renewable Energy Income ETF changed its name to Global X Renewable Energy Producers ETF.
Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S.  ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI  SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X  SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X S&P 500® Covered Call ETF, and Global X S&P 500® Covered Call & Growth ETF) has elected non-diversified status.
On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X NASDAQ 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2021, Global X Super Dividend® ETF and Global X Lithium & Battery Tech ETF had fair valued securities valued at $9,102,433 and $98. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Social Media ETF
BNP Paribas	$1,489,945	$1,489,945	$	−	$	−
Global X Lithium & Battery Tech ETF
BNP Paribas	56,205,362	56,205,362		−		−
Global X E-commerce ETF
BNP Paribas	2,290,989	2,290,989		−		−
Global X SuperDividend® ETF
BNP Paribas	8,170,388	8,170,388		−		−
Global X SuperDividend® U.S. ETF
BNP Paribas	5,160,716	5,160,716		−		−
Global X SuperDividend® REIT ETF
BNP Paribas	9,583,417	9,583,417		−		−
Global X SuperIncome™ Preferred ETF
BNP Paribas	312,842	312,842		−		−
Global X Renewable Energy Producers ETF
BNP Paribas	1,381,641	1,381,641		−		−
Global X Guru® Index ETF
BNP Paribas	1,209,062	1,209,062		−		−

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the reporting period ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at April 30, 2021	Redemption Fee
Global X Social Media ETF	10,000	$300	$691,600	$300
Global X Lithium & Battery Tech ETF	10,000	1,000	636,100	1,000
Global X E-commerce ETF	10,000	500	346,500	500
Global X Emerging Markets Internet & E-commerce ETF	10,000	800	157,800	800
Global X SuperDividend® ETF	10,000	2,000	141,300	2,000
Global X SuperDividend® U.S. ETF	10,000	150	197,100	150
Global X MSCI SuperDividend® EAFE ETF	10,000	1,000	158,700	1,000
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	3,000	119,700	3,000
Global X SuperDividend® REIT ETF	10,000	250	100,200	250
Global X NASDAQ 100® Covered Call ETF	10,000	500	225,400	500
Global X S&P 500® Covered Call ETF	10,000	2,000	477,500	2,000
Global X Russell 2000® Covered Call ETF	10,000	250	248,000	250
Global X Nasdaq 100 Covered Call & Growth ETF	10,000	500	307,500	500
Global X S&P 500 Covered Call & Growth ETF	10,000	2,000	295,700	2,000
Global X SuperIncome™ Preferred ETF	10,000	300	118,900	300
Global X Renewable Energy Producers ETF	10,000	500	157,700	500
Global X S&P 500® Catholic Values ETF	10,000	1,300	520,600	1,300
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	8,900	318,900	8,900
Global X Guru® Index ETF	10,000	250	476,100	250

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee  structure.  For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Social Media ETF	0.65%
Global X Lithium & Battery Tech ETF	0.75%
Global X E-commerce ETF	0.50%
Global X Emerging Markets Internet & E-commerce ETF	0.65%
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X NASDAQ 100® Covered Call ETF*	0.60%
Global X S&P 500® Covered Call ETF**	0.60%
Global X Russell 2000® Covered Call ETF***	0.60%
Global X Nasdaq 100 Covered Call & Growth ETF	0.60%
Global X S&P 500 Covered Call & Growth ETF	0.60%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF****	0.29%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.35%
Global X Guru® Index ETF	0.75%

*Pursuant to an expense limitation agreement in existence between the Global X NASDAQ 100® Covered Call ETF (the “Fund”) and the Adviser prior to March 1, 2021, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) would not exceed 0.60% of the Fund’s average daily net assets per year, until at least March 1, 2021.
**Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective August 21, 2020, until at least March 1, 2022. Effective August 21, 2020, the Supervision and Administration Fee of the Fund was reduced to 0.60%.
***Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit  expenses for the Global X Russell 2000 Covered Call ETF to the extent necessary to assure that the operating expenses of the  Global X Russell 2000 Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses,  interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average  daily net assets of the Global X Russell 2000 Covered Call ETF per year, effective March 1, 2021 until at least March 1, 2022.
****Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
(“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees were still subject to recoupment.  As of April 30, 2021 the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the semi-annual period ended on April 30, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:
	Purchases	Sales and Maturities
Global X Social Media ETF	$139,819,996	$81,953,644
Global X Lithium & Battery Tech ETF	1,122,157,016	89,926,281
Global X E-commerce ETF	10,943,759	9,638,917
Global X Emerging Markets Internet & E-commerce ETF	2,467,971	749,380
Global X SuperDividend® ETF	505,412,234	485,605,577
Global X SuperDividend® U.S. ETF	345,213,525	351,544,411
Global X MSCI SuperDividend® EAFE ETF	2,974,634	2,992,874
Global X MSCI SuperDividend® Emerging Markets ETF	15,955,401	8,030,244
Global X SuperDividend® REIT ETF	249,079,564	248,697,154
Global X NASDAQ 100® Covered Call ETF	287,515,175	579,083,039
Global X S&P 500® Covered Call ETF	4,381,671	26,437,986
Global X Russell 2000® Covered Call ETF	3,794,475	7,800,567
Global X Nasdaq 100 Covered Call & Growth ETF	594,136	1,105,787
Global X S&P 500 Covered Call & Growth ETF	87,705	302,128
Global X SuperIncome™ Preferred ETF	86,344,459	85,995,934
Global X Renewable Energy Producers ETF	74,956,604	58,388,481
Global X S&P 500® Catholic Values ETF	11,480,354	12,323,714
Global X S&P Catholic Values Developed ex-U.S. ETF	284,863	284,031
Global X Guru® Index ETF	45,548,697	45,315,742

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2021, there were no purchases and sales of long-term U.S. Government securities.
For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$248,206,883	$130,793,420	$89,719,892
Global X Lithium & Battery Tech ETF	825,396,582	31,381,254	17,924,094
Global X E-commerce ETF	137,172,025	18,612,891	9,294,340
Global X Emerging Markets Internet & E-commerce ETF	5,524,406	-	-
Global X SuperDividend® ETF	64,083,922	4,825,925	1,306,373
Global X SuperDividend® U.S. ETF	125,070,390	3,569,574	585,066
Global X MSCI SuperDividend® EAFE ETF	1,335,615	-	-
Global X MSCI SuperDividend® Emerging Markets ETF	3,773,321	-	-
Global X SuperDividend® REIT ETF	82,885,361	2,666,583	632,054
Global X NASDAQ 100® Covered Call ETF	1,220,121,788	18,942,658	11,142,923
Global X S&P 500® Covered Call ETF	110,542,793	7,302,890	2,537,496
Global X Russell 2000® Covered Call ETF	97,199,084	-	-
Global X Nasdaq 100 Covered Call & Growth ETF	6,131,380	2,820,576	245,511
Global X S&P 500 Covered Call & Growth ETF	3,060,552	4,125,677	427,939
Global X SuperIncome™ Preferred ETF	18,497,566	4,381,875	538,481
Global X Renewable Energy Producers ETF	91,180,732	47,431,921	10,704,000
Global X S&P 500® Catholic Values ETF	57,535,321	14,187,389	6,619,023
Global X S&P Catholic Values Developed ex-U.S. ETF	-	-	-
Global X Guru® Index ETF	4,082,373	2,333,393	421,666

For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$33,340,357	$10,559,714	$1,966,522
Global X Lithium & Battery Tech ETF	104,208,945	62,679,799	3,955,066
Global X E-commerce ETF	92,096,000	12,844,433	4,549,847
Global X SuperDividend® ETF	90,730,215	27,787,216	(9,224,904)
Global X SuperDividend® U.S. ETF	126,117,688	34,059,155	2,165,771
Global X MSCI SuperDividend® EAFE ETF	1,217,335	7,923,306	(707,578)
Global X MSCI SuperDividend® Emerging Markets ETF	3,714,194	-	-
Global X SuperDividend® REIT ETF	353,613,219	118,682,903	19,269,208
Global X NASDAQ 100® Covered Call ETF	778,575,756	66,199,151	29,752,498
Global X S&P 500® Covered Call ETF	60,812,072	66,922,435	17,587,784
Global X Russell 2000® Covered Call ETF	16,843,643	1,088,385	335,463
Global X Nasdaq 100 Covered Call & Growth ETF	6,753,905	-	-
Global X S&P 500 Covered Call & Growth ETF	3,799,913	-	-
Global X SuperIncome™ Preferred ETF	24,579,689	28,420,360	(2,327,435)
Global X YieldCo & Renewable Energy Income ETF	35,307,456	5,003,213	1,265,475
Global X S&P 500® Catholic Values ETF	117,889,845	45,730,969	17,772,932
Global X S&P Catholic Values Developed ex-U.S. ETF	2,501,921	-	-
Global X Guru® Index ETF	-	4,796,655	428,411

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
To the extent consistent with their investment policies, certain Funds may either purchase or write options.
When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written expose a Fund to risk of loss if the value of the security declines below the strike price.
Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, and Global X S&P 500 Covered Call & Growth ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.
When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations.
For the period ended April 30, 2021, the monthly average cost of the written options contracts held by the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100 Covered Call & Growth ETF, and Global X S&P 500 Covered Call & Growth ETF were $57,311,871, $3,281,100, $3,436,819, $123,637, and $24,789, respectively.
5. TAX INFORMATION
The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2020. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2020.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years or periods ended October 31, 2020 and October 31, 2019 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Social Media ETF
2020	$–	$–	$–	$–
2019	–	–	–	–
Global X Lithium & Battery Tech ETF
2020	$7,964,116	$–	$–	$7,964,116
2019	19,555,528	–	–	19,555,528
Global X E-commerce ETF
2020	$11,908	$–	$–	$11,908
2019	–	–	–	–
Global X SuperDividend® ETF
2020	$57,676,007	$–	$6,836,903	$64,512,910
2019	71,080,700	–	10,387,010	81,467,710

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® U.S. ETF
2020	$28,896,892	$–	$9,790,983	$38,687,875
2019	29,513,428	–	5,156,842	34,670,270
Global X MSCI SuperDividend® EAFE ETF
2020	$454,057	$–	$119,148	$573,205
2019	547,298	–	–	547,298
Global X MSCI SuperDividend® Emerging Markets ETF
2020	$1,074,084	$–	$222,316	$1,296,400
2019	1,146,140	–	–	1,146,140
Global X SuperDividend® REIT ETF
2020	$17,057,314	$482,944	$2,127,168	$19,667,426
2019	7,369,085	–	–	7,369,085
Global X NASDAQ 100® Covered Call ETF
2020	$2,834,579	$–	$117,268,361	$120,102,940
2019	40,380,150	2,101,875	12,331,150	54,813,715
Global X S&P 500® Covered Call ETF
2020	$1,539,799	$–	$7,321,411	$8,861,210
2019	4,867,892	582,508	780,262	6,230,662
8Global X Russell 2000 Covered Call ETF
2020	$82,683	$74,655	$1,449,526	$1,606,864
2019	158,257	99,323	–	257,580
8Global X Nasdaq 100® Covered Call & Growth ETF
2020	$–	$–	$20,955	$20,955
8Global X S&P 500® Covered Call & Growth ETF
2020	$2,931	$–	$16,682	$19,613
Global X SuperIncome™ Preferred ETF
2020	$10,818,268	$–	$549,532	$11,367,800
2019	11,905,843	–	83,858	11,821,985
7Global X Renewable Energy Producers ETF
2020	$1,352,385	$–	$–	$1,352,385
2019	644,590	–	–	644,590
7Global X S&P 500® Catholic Values ETF
2020	$4,513,893	$128,757	$–	$4,642,650
2019	4,530,407	187,691	–	4,718,098
Global X S&P Catholic Values Developed ex-U.S. ETF
2020	$–	$–	$–	$–
Global X Guru® Index ETF
2020	$538,248	$–	$28,732	$566,980
2019	310,767	–	82,434	393,201

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E-commerce ETF	Global X SuperDividend® ETF
Undistributed Ordinary Income	$–	$1,972,573	$775,965	$–
Capital Loss Carryforwards	(29,959,090)	(154,643,834)	–	(605,281,502)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	71,760,681	158,192,435	2,673,286	(72,895,790)
Late Year Loss Deferral	(384,418)	–	–	–
Other Temporary Differences	–	(5)	1	(17)
Total Distributable Earnings (Accumulated Losses)	$41,417,173	$5,521,169	$3,449,252	$(678,177,309)

	Global X Funds
	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Capital Loss Carryforwards	(223,775,721)	(2,560,856)	(7,800,767)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(28,565,675)	(928,720)	(1,461,950)	15,417,641
Other Temporary Differences	8	(1)	–	(2,927,460)
Total Accumulated Losses	$(252,341,387)	$(3,489,577)	$(9,262,717)	$(12,490,181)

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

	Global X Funds
	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Capital Loss Carryforwards	(41,064,020)	(33,094,168)	(1,368,001)	(114,135)
Unrealized Appreciation on Investments and Foreign Currency	–	–	–	–
Late Year Loss Deferral	–	–	–	(468)
Other Temporary Differences	7	5,383	8	–
Total Accumulated Losses	$(41,064,012)	$(33,088,785)	$(1,367,993)	$(114,603)

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$–	$–	$351,607	$1,994,632
Undistributed Long-Term Capital Gain	–	–	132,994	–
Capital Loss Carryforwards	(70,250)	(64,726,594)	–	(276,628)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	(1,467,791)	1,383,810	47,769,089
Other Temporary Differences	–	(24,728)	–	3
Total Distributable Earnings (Accumulated Losses)	$(70,250)	$(66,219,113)	$1,868,411	$49,487,096

	Global X Funds
	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$21,138	$–
Capital Loss Carryforwards	(3,244)	(16,828,294)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(25,314)	4,692,123
Other Temporary Differences	(70)	(3)
Total Accumulated Losses	$(7,490)	$(12,136,175)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X Social Media ETF	$9,425,030	$20,534,060	$29,959,090
Global X Lithium & Battery Tech ETF	26,035,130	128,608,704	154,643,834
Global X SuperDividend® ETF	246,119,326	359,162,176	605,281,502
Global X SuperDividend® U.S. ETF	169,742,093	54,033,628	223,775,721
Global X MSCI SuperDividend® EAFE ETF	817,164	1,743,692	2,560,856
Global X MSCI SuperDividend® Emerging Markets ETF	4,271,755	3,529,012	7,800,767

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

5. TAX INFORMATION (continued)
	Short-Term Loss	Long-Term Loss	Total
Global X NASDAQ 100® Covered Call ETF	$16,425,608	$24,638,412	$41,064,020
Global X S&P 500® Covered Call ETF	13,230,874	19,863,293	33,094,168
Global X Russell 2000 Covered Call ETF	566,196	801,805	1,368,001
Global X Nasdaq 100® Covered Call & Growth ETF	45,654	68,481	114,135
Global X S&P 500® Covered Call & Growth ETF	28,100	42,150	70,250
Global X SuperIncome™ Preferred ETF	18,332,399	46,394,195	64,726,594
Global X S&P 500® Catholic Values ETF	–	276,628	276,628
Global X S&P Catholic Values Developed ex-U.S. ETF	3,244	–	3,244
Global X Guru® Index ETF	16,828,294	–	16,828,294

During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X Social Media ETF	$479,691	$41,962	$521,653
Global X Lithium & Battery Tech ETF	125,159	–	125,159
Global X E-commerce ETF	956	–	956
Global X Renewable Energy Producers ETF	157,958	691,145	849,103
Global X Guru® Index ETF	5,401,794	–	5,401,794

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2021 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Social Media ETF	$418,718,379	$83,557,427	$(14,038,394)	$69,519,033
Global X Lithium & Battery Tech ETF	2,626,557,682	670,447,191	(30,969,707)	639,477,484
Global X E-commerce ETF	220,531,731	30,252,498	(6,740,339)	23,512,159
Global X Emerging Markets Internet & E-commerce ETF	7,146,935	367,927	(423,787)	(55,860)
Global X SuperDividend® ETF	860,222,037	100,263,440	(22,977,389)	77,286,051
Global X SuperDividend® U.S. ETF	596,910,118	90,574,486	(8,150,520)	82,423,966
Global X MSCI SuperDividend® EAFE ETF	9,991,956	1,892,976	(233,427)	1,659,549
Global X MSCI SuperDividend® Emerging Markets ETF	33,107,866	5,559,412	(1,310,844)	4,248,568
Global X SuperDividend® REIT ETF	458,366,563	64,008,421	(5,862,779)	58,145,642
Global X NASDAQ 100® Covered Call ETF	1,835,240,348	801,311,793	(3,087,769)	798,224,024
Global X S&P 500® Covered Call ETF	178,666,284	44,220,969	(1,731,403)	42,489,566
Global X Russell 2000 Covered Call ETF	114,230,264	13,126,689	–	13,126,689
Global X Nasdaq 100® Covered Call & Growth ETF	9,782,015	1,114,017	(75,075)	1,038,942
Global X S&P 500® Covered Call & Growth ETF	2,919,159	365,199	(24,450)	340,749
Global X SuperIncome™ Preferred ETF	203,189,047	10,681,280	(2,197,608)	8,483,672
Global X Renewable Energy Producers ETF	132,943,881	7,182,476	(13,873,608)	(6,691,132)
Global X S&P 500® Catholic Values ETF	377,662,063	164,573,036	(5,729,588)	158,843,448

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X S&P Catholic Values Developed ex-U.S. ETF	$2,552,762	$659,001	$(38,326)	$620,675
Global X Guru® Index ETF	63,638,683	14,085,666	(2,367,144)	11,718,522

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments and wash sales.
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.
6. CONCENTRATION OF RISKS
The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of United States securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
Except for the Global X Russell 2000® Covered Call Fund, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an  indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics.  Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

6. CONCENTRATION OF RISKS (continued)
difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which the Funds may invest. As such, the potential effect of a transition away from LIBOR on Fund investments cannot yet be determined.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
collateral received. The Funds could also experience   delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2021, the value of securities on loan was $1,132,561, $86,507,954, $3,932,277, $12,448,370, $8,640,452, $15,966,518, $507,034, $2,223,515, and $1,971,114  for  the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Renewable Energy Producers ETF, and Global X Guru® Index ETF, respectively, and the cash collateral received from securities on loan was $1,627,506, $90,683,598, $3,932,994, $14,026,294, $8,859,521, $16,719,149, $543,400, $2,371,895, and $2,075,625 for Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Renewable Energy Producers ETF, and Global X Guru® Index ETF, respectively.
As of April 30, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Social Media ETF
Citigroup	$78,427	$79,228	(1)
Goldman Sachs & Co.	1,832	1,845	(1)
JPMorgan	451,460	939,453
Morgan Stanley	560,316	566,040	(1)
National Financial Services	40,526	40,940	(1)
Global X Lithium & Battery Tech ETF
Barclays Capital	7,397,934	7,704,000
BofA Securities, Inc.	7,457,965	7,768,734
Citigroup	7,304,081	7,602,000
Goldman Sachs & Co.	25,529,664	26,652,035
JPMorgan	24,050,263	25,432,752
Morgan Stanley	14,768,047	15,524,077

Notes to Financial Statements (unaudited) (continued)
April 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Cash Collateral	Market Value
Global X E-commerce ETF
Citigroup	$212,205	$204,450	(1)
Goldman Sachs & Co.	3,182,087	3,179,219	(1)
National Financial Services	494,340	505,680
UBS Securities LLC	43,645	43,645	(1)
Global X SuperDividend® ETF
BofA Securities, Inc.	3,959,327	4,179,417
Citigroup	99,081	100,861
Goldman Sachs & Co.	1,568,199	2,436,846
JPMorgan	3,533,029	3,803,456
Morgan Stanley	2,820,346	3,014,914
National Financial Services	77,220	79,200
UBS Securities LLC	391,168	411,600
Global X SuperDividend® U.S. ETF
Goldman Sachs & Co.	214,802	219,584
Morgan Stanley	5,935,854	6,093,025
National Financial Services	2,489,796	2,546,912
Global X SuperDividend® REIT ETF
Citigroup	953,331	1,003,964
Goldman Sachs & Co.	131,026	137,083
Scotia Capital	14,882,161	15,578,102
Global X SuperIncome™ Preferred ETF
Wells Fargo	507,034	543,400
Global X Renewable Energy Producers ETF
BofA Securities, Inc.	933,958	991,349
Citigroup	962,103	1,031,846
UBS Securities LLC	327,454	348,700
Global X Guru® Index ETF
BofA Securities, Inc.	503,971	535,995
JPMorgan	877,333	936,300
Morgan Stanley	589,810	603,330

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (unaudited) (concluded)
April 30, 2021

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.
10. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 through April 30, 2021).
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,331.30	0.65%	$3.76
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$1,486.30	0.75%	$4.62
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$1,304.10	0.50%	$2.86
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

Global X Emerging Markets Internet & E-commerce ETF*
Actual Fund Return	$1,000.00	$1,000.00	0.67%	$3.16	(2)
Hypothetical 5% Return	1,000.00	1,020.40	0.67	3.19

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,381.30	0.59%	$3.48
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,359.80	0.45%	$2.63
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,419.20	0.55%	$3.30
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,294.60	0.65%	$3.70
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,374.20	0.59%	$3.47
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,159.30	0.60%	$3.21
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,185.70	0.60%	$3.25
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$1,287.80	0.60%	$3.40
Hypothetical 5% Return	1,000.00	1,022.32	0.60	3.01

Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,206.30	0.60%	$3.28
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,229.40	0.61%	$3.37
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,100.70	0.58%	$3.02
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$3.22
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,300.40	0.29%	$1.65
Hypothetical 5% Return	1,000.00	1,023.36	0.29	1.45

Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$1,287.40	0.35%	$1.99
Hypothetical 5% Return	1,000.00	1,023.06	0.35	1.76

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,302.30	0.75%	$4.28
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period), unless otherwise noted.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 171/365 (to reflect the period from inception to date).
*	The Fund commenced operations on November 9, 2020.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on July 30, 20201 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X Emerging Markets Internet & E-commerce ETF (“New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management. The New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
At a Board meeting of the Trust held via videoconference November 11, 20201, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (unaudited)

In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Fund the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
•
Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

Approval of Investment Advisory Agreement (unaudited)

•
the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.
Performance
The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;
•
The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration,

Approval of Investment Advisory Agreement (unaudited)

Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

•
the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fee) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fees for the New Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Approval of Investment Advisory Agreement (unaudited)

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fees for the New Fund appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and

Approval of Investment Advisory Agreement (unaudited)

the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;
•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Approval of Investment Advisory Agreement (unaudited)

Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

Approval of Investment Advisory Agreement (unaudited)

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.
Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

Approval of Investment Advisory Agreement (unaudited)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
   Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-1000

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.     Investments.

Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                                                          Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date:  July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2021

By (Signature and Title)*	/s/ John Belanger John Belanger Chief Financial Officer

Date:  July 7, 2021

*     Print the name and title of each signing officer under his or her signature.